Filed pursuant to Rule 497(c)

File No. 33-82366

MASSMUTUAL PREMIER FUNDS

This Prospectus describes the following Funds:

Stable Value	Sub-Advised by:
MassMutual Premier Money Market Fund	Babson Capital Management LLC

Fixed Income
MassMutual Premier Short-Duration Bond Fund	Babson Capital Management LLC
MassMutual Premier Inflation-Protected Bond Fund	Babson Capital Management LLC
MassMutual Premier Core Bond Fund	Babson Capital Management LLC
MassMutual Premier Diversified Bond Fund	Babson Capital Management LLC
MassMutual Premier Strategic Income Fund	OppenheimerFunds, Inc.
MassMutual Premier High Yield Fund	Babson Capital Management LLC

Asset Allocation
MassMutual Premier Balanced Fund	Babson Capital Management LLC

Large Cap Value
MassMutual Premier Value Fund	OppenheimerFunds, Inc.
MassMutual Premier Enhanced Index Value Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Value Fund II	Babson Capital Management LLC

Large Cap Core
MassMutual Premier Enhanced Index Core Equity Fund	Babson Capital Management LLC
MassMutual Premier Main Street Fund	OppenheimerFunds, Inc.

Large Cap Growth
MassMutual Premier Capital Appreciation Fund	OppenheimerFunds, Inc.
MassMutual Premier Core Growth Fund	OppenheimerFunds, Inc.
MassMutual Premier Enhanced Index Growth Fund	Babson Capital Management LLC

Mid/Small Cap Value
MassMutual Premier Mid-Cap Value Fund	Babson Capital Management LLC
MassMutual Premier Small Capitalization Value Fund	Babson Capital Management LLC

Mid/Small Cap Core
MassMutual Premier Small Company Opportunities Fund	Babson Capital Management LLC

International
MassMutual Premier Global Fund	OppenheimerFunds, Inc.
MassMutual Premier International Equity Fund	OppenheimerFunds, Inc.
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

March 1, 2006

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Summary Information

MassMutual Premier Funds (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 62.

•	Investment return over the past ten years, or since inception if less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of the corresponding series of MassMutual Select Funds. In addition, where indicated, average annual total returns for all classes are based on the performance of the indicated class of shares of a Fund, adjusted for class specific expenses, for periods prior to the inception of such classes.

Performance information provided for some of the Funds is based on either a composite of all portfolios managed by the Fund’s sub-adviser, or on a mutual fund managed by the Fund’s sub-adviser, with investment objectives, policies and investment strategies substantially similar to those of the Funds and without material client-imposed restrictions, and is provided solely to illustrate the sub-adviser’s performance in managing such a portfolio. In such cases, the performance provided does not show the particular Fund’s performance. For the composites, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The performance provided reflects the sub-adviser’s composite or mutual fund performance, adjusted for estimated expenses of each class of the relevant Fund. The investment returns assume the reinvestment of dividends and capital gains distributions. The performance provided does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composites of portfolios were not subject to all of the investment restrictions to which the Funds will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended. No assurance can be given that the Funds’ performance would not have been lower had it been in operation during the periods for which composite or mutual fund performance is provided. The Funds’ performance may have differed due to factors such as differences in cash flows into and out of the Funds, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the sub-advisers is not indicative of future rates of return and is no indication of future performance of the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

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Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows, in addition to any shareholder fees, a Fund’s “Net Fund Expenses.” These costs are deducted from a Fund’s assets, which means you pay them indirectly.

Other Information.

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund) and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including these Funds and certain affiliates of these Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that these Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to set aside each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

While these Funds believe that they have valid defenses to all claims raised by Enron, these Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to these Funds, or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

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MassMutual Premier Money Market Fund (Class N shares not currently available)

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest, at the time of purchase, at least 95% of its net assets in Tier 1 securities and no more than 5% of its net assets in Tier 2 securities. In certain circumstances, unrated securities may qualify as Tier 1 or Tier 2 securities if the Fund’s Sub-Adviser, Babson Capital Management LLC (“Babson Capital”), determines that such securities are of comparable quality to Tier 1 or Tier 2 securities.

The principal risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 1.65% for the quarter ended December 31, 2000 and the lowest was 0.14% for the quarters ended December 31, 2003, March 31, 2004 and June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S	2.77%	1.96%	3.72%
Class Y(2)	2.67%	1.87%	3.59%
Class L(2)	2.70%	1.78%	3.53%
Class A(2)	2.45%	1.53%	3.18%
Class N(2)	1.15%	1.23%	2.88%
Salomon Smith Barney 3-Month Treasury Bill Index(3)	3.00%	2.21%	3.72%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class Y and Class A shares of the Fund for periods prior to their inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class Y and Class A expenses, respectively. Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

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(3)	91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States Government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2005 was 3.85%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

	Class S	Class Y	Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None		None		1.00%	(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%	.35%	.35%		.35%		.35%
Distribution and Service (Rule 12b-1) Fees	None	None	None		.25%		.50%
Other Expenses	.10%	.20%	.35%		.35%		.40%
Total Annual Fund Operating Expenses	.45%	.55%	.70%		.95%		1.25%

Less Expense Reimbursement(2)	–	–	(.18%	)	(.18%	)	(.18%	)
Net Fund Expenses(3)(4)	.45%	.55%	.52%		.77%		1.07%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$46	$144	$252	$566
Class Y	$56	$176	$307	$689
Class L	$53	$206	$372	$853
Class A	$79	$285	$508	$1,149
Class N	$213	$379	$669	$1,494

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$109	$379	$669	$1,494

(1)	Applies to shares redeemed within 18 months of purchase.

(2)	The expenses in the above table reflect a written agreement by MassMutual to waive .18% of other expenses for Class L, Class A and Class N of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

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MassMutual Premier Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is intended to be three years or less. The Fund’s Sub-Adviser, Babson Capital, may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When Babson Capital believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three-year range are made by reinvesting cash flows and by selective trading.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 3.68% for the quarter ended September 30, 2002 and the lowest was -1.80% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class S		1.96%	4.49%	5.07%
Class Y(2)		1.92%	4.42%	4.96%
Class L(2)		1.83%	4.29%	4.86%
Class A(2)	-	1.93%	3.30%	4.18%
Class N(2)		0.40%	3.75%	4.26%
Lehman Brothers 1-3 Year Government Bond Index(3)		1.73%	3.82%	4.88%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class Y and Class A shares of the Fund for periods prior to their inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class Y and Class A expenses, respectively, and for Class A shares also reflects any applicable sales charge. Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

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(3)	The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Ten Years
Return Before Taxes – Class S	1.96%	4.49%	5.07%
Return After Taxes on Distributions – Class S	0.52%	2.84%	3.07%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	1.27%	2.85%	3.10%
Lehman Brothers 1-3 Year Government Bond Index(3)	1.73%	3.82%	4.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None		3.50%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%	.40%	.40%		.40%		.40%
Distribution and Service (Rule 12b-1) Fees	None	None	None		.25%		.50%
Other Expenses	.14%	.19%	.34%		.34%		.39%
Total Annual Fund Operating Expenses	.54%	.59%	.74%		.99%		1.29%

Less Expense Reimbursement(3)	–	–	(.07%	)	(.07%	)	(.07%	)
Net Fund Expenses(4)(5)	.54%	.59%	.67%		.92%		1.22%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$55	$173	$302	$676
Class Y	$60	$189	$329	$737
Class L	$68	$230	$404	$911
Class A	$441	$648	$872	$1,514
Class N	$228	$402	$701	$1,549

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$124	$402	$701	$1,549

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of other expenses for Class L, Class A and Class N of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(4)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

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MassMutual Premier Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its net assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, Babson Capital, believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 15% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and/or duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain a weighted-average credit quality at time of initial purchase of AA- or better.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 4.90% for the quarter ended March 31, 2004 and the lowest was -3.05% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/03)
Return Before Taxes – Class S		2.40%	5.31%
Return After Taxes on Distributions – Class S		0.51%	3.81%
Return After Taxes on Distributions and Sale of Fund Shares – Class S		1.58%	3.67%
Return Before Taxes – Class Y		2.30%	5.18%
Return Before Taxes – Class L		2.06%	5.00%
Return Before Taxes – Class A(2)	-	3.08%	2.05%
Return Before Taxes – Class N(2)		0.49%	4.43%
Lehman U.S. Treasury Inflation Note Index(3)		2.84%	5.72%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

(3)	The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

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Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment) )
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	4.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%	.48%	.48%	.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%		.50%
Other Expenses	.06%	.16%	.31%	.31%		.36%
Total Annual Fund Operating Expenses(3)	.54%	.64%	.79%	1.04%		1.34%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$55	$173	$302	$676
Class Y	$65	$205	$357	$798
Class L	$81	$252	$439	$977
Class A	$577	$791	$1,022	$1,685
Class N	$240	$425	$734	$1,611

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$137	$425	$734	$1,611

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Capital Prior Performance for All

Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for all accounts with investment objectives, policies and investment strategies similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 7.90% for the quarter ended September 30, 2002 and the lowest was -2.94% for the quarter ended June 30, 2004.

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Babson Capital Average Annual Total Returns for Similar Accounts(1)

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Since Inception (10/1/01)
Babson Composite Class S(1)		2.30%	7.36%
Class Y(1)		2.20%	7.26%
Class L(1)		2.05%	7.11%
Class A(1)	-	3.03%	5.64%
Class N(1)		0.50%	6.56%
Lehman U.S. Treasury Inflation Note Index(2)		2.84%	8.13%

(1)	Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The bar chart is based on Class S expenses. Some of the portfolios are mutual funds registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2)	The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  12  –

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MassMutual Premier Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, Babson Capital, by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations; diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be restricted or illiquid at the time of purchase.

Babson Capital intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 8.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 4.33% for the quarter ended September 30, 2001 and the lowest was -2.33% for the quarter ended March 31, 1996.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class S		2.15%	5.63%	5.75%
Class Y(2)		2.10%	5.56%	5.65%
Class L(2)		2.05%	5.44%	5.54%
Class A(2)	-	3.04%	4.16%	4.73%
Class N(2)		0.55%	4.88%	4.94%
Lehman Brothers Aggregate Bond Index(3)		2.43%	5.87%	6.17%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

–  14  –

(2)	Performance for Class Y and Class A shares of the Fund for periods prior to their inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class Y and Class A expenses, respectively, and for Class A shares also reflects any applicable sales charge. Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

(3)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Ten Years
Return Before Taxes – Class S	2.15%	5.63%	5.75%
Return After Taxes on Distributions – Class S	0.54%	3.64%	3.58%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	1.40%	3.66%	3.59%
Lehman Brothers Aggregate Bond Index(3)	2.43%	5.87%	6.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	4.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

	Class S	Class Y	Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%	.48%	.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None		.25%		.50%
Other Expenses	.11%	.16%	.31%		.30%		.38%
Total Annual Fund Operating Expenses	.59%	.64%	.79%		1.03%		1.36%

Less Expense Reimbursement(3)	–	–	(.08%	)	(.08%	)	(.08%	)
Net Fund Expenses(4)(5)	.59%	.64%	.71%		.95%		1.28%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$189	$329	$737
Class Y	$65	$205	$357	$798
Class L	$73	$244	$431	$969
Class A	$568	$780	$1,010	$1,667
Class N	$234	$423	$737	$1,626

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$131	$423	$737	$1,626

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of other expenses for Class L, Class A and Class N through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(4)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed, for all classes except Class A, the percentage noted in this table, and for Class A, 0.96%. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  15  –

MassMutual Premier Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities issued pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities;

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, Babson Capital, will make its own credit quality determination. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 8.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 4.09% for the quarter ended June 30, 2003 and the lowest was -1.93% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Five Years	Since Inception (5/3/99)
Return Before Taxes – Class S		2.05%	6.14%	5.63%
Return After Taxes on Distributions – Class S		0.65%	4.57%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares – Class S		1.33%	4.32%	3.68%
Return Before Taxes – Class Y		2.09%	6.07%	5.57%
Return Before Taxes – Class L		1.98%	5.98%	5.46%
Return Before Taxes – Class A(2)	-	3.02%	4.70%	4.45%
Return Before Taxes – Class N(2)		0.44%	5.40%	4.89%
Lehman Brothers Aggregate Bond Index(3)		2.43%	5.87%	6.01%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

–  16  –

(2)	Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

(3)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		4.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.20%		.25%		.41%		.40%		.45%
Total Annual Fund Operating Expenses	.70%		.75%		.91%		1.15%		1.45%

Less Expense Reimbursement(3)	(.01%	)	(.01%	)	(.16%	)	(.16%	)	(.16%	)
Net Fund Expenses(4)(5)	.69%		.74%		.75%		.99%		1.29%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$71	$223	$389	$869
Class Y	$76	$239	$416	$928
Class L	$77	$274	$488	$1,103
Class A	$572	$809	$1,064	$1,792
Class N	$235	$443	$777	$1,719

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$132	$443	$777	$1,719

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of other expenses for Class L, Class A and Class N of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(4)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  17  –

MassMutual Premier Strategic Income Fund

Investment Objective

The Fund seeks high current income by investing mainly in fixed income debt securities.

Principal Investment Strategies and Risks

The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called “junk bonds”). These debt securities typically include:

•	foreign government and U.S. government bonds and notes,

•	collateralized mortgage obligations (CMOs),

•	other mortgage-related securities and asset-backed securities,

•	participation interests in loans,

•	“structured” notes,

•	lower-grade, high-yield domestic and foreign corporate debt obligations, and

•	“zero-coupon” or “stripped” securities.

Under normal market conditions, the Fund invests in each of these three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Funds Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range – large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities.

The Fund’s foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or to seek higher investment returns. These include options, futures, forward contracts, CMOs and “structured” notes.

In selecting securities to buy or sell for the Fund, OFI analyzes the overall investment opportunities and risks among the three sectors in which the Fund invests. OFI’s overall strategy is to build a broadly- diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors from time to time. When buying or selling securities, OFI currently focuses on the factors below (some of which may vary in particular cases and may change over time), looking for:

•	Securities offering high current income,

•	Overall portfolio diversification by seeking securities whose market prices tend to move in different directions, and

•	Relative values among the three major market sectors in which the Fund invests.

OFI may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund. The Fund’s diversification strategies, both with respect to securities in different sectors, and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund’s share prices while seeking current income.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 2.44% for the quarter ended June 30, 2005 and the lowest quarterly return was -1.60% for the quarter ended March 31, 2005.

–  18  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class S		2.21%		2.20%
Return After Taxes on Distributions – Class S		0.78%		0.78%
Return After Taxes on Distributions and Sale of Fund Shares – Class S		1.44%		1.06%
Return Before Taxes – Class Y		2.11%		2.10%
Return Before Taxes – Class L		2.10%		2.10%
Return Before Taxes – Class A+	-	3.05%	-	3.05%
Return Before Taxes – Class N+		0.58%		0.58%

Lehman Brothers Aggregate Bond Index(2)		2.43%		2.63%
Citigroup World Government Bond Index(3)	-	6.88%	-	6.76%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3)	The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		4.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%		.55%		.55%		.55%		.55%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.22%		.30%		.43%		.45%		.47%
Total Annual Fund Operating Expenses	.77%		.85%		.98%		1.25%		1.52%

Less Expense Reimbursement	(.06%	)	(.09%	)	(.09%	)	(.09%	)	(.14%	)
Net Fund Expenses(3)(4)	.71%		.76%		.89%		1.16%		1.38%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$73	$240	$422	$947
Class Y	$78	$262	$462	$1,039
Class L	$91	$303	$533	$1,191
Class A	$588	$845	$1,121	$1,906
Class N	$244	$467	$816	$1,798

–  19  –

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$141	$467	$816	$1,798

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Income Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 6.64% for the quarter ended June 30, 2003 and the lowest was -3.35% for the quarter ended September 30, 1998.

OFI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Ten Years
OFI Mutual Fund
Class S*		4.44%	8.93%	7.46%
Class Y*		4.39%	8.88%	7.41%
Class L*		4.26%	8.75%	7.28%
Class A*	-	0.95%	7.43%	6.49%
Class N*		2.77%	8.26%	6.79%
Lehman Brothers Aggregate Bond Index^		2.43%	5.87%	6.17%
Citigroup World Government Bond Index^^	-	6.88%	6.92%	4.99%

*Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Strategic Income Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Strategic Income Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Strategic Income Fund.

^The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  20  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier High Yield Fund

Investment Objective

This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in lower rated fixed income securities, which are commonly known as “junk bonds.”

The Fund invests primarily in high yield (i.e., lower rated) U.S. fixed income securities (junk bonds), including Rule 144A private placements. The Fund may also invest in, among other things, convertible securities, preferred stocks, warrants, bank borrowings and other fixed income securities.

Under normal market conditions, the Fund will have an average dollar-weighted portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and such ranges may change from time to time.

As stated above, the Fund will invest at least 80% of its net assets in lower rated fixed income securities. These securities are considered below investment grade and are commonly known as junk bonds. A lower rated fixed income security is a security that, at the time the Fund acquires the security, is not rated in one of the top four rating categories by either Moody’s Investors Service or Standard & Poor’s, or is an unrated security that the Fund’s Sub-Adviser, Babson Capital, determines to be of comparable quality. Thus, a lower rated fixed income security will be rated below Baa3 by Moody’s Investor’s Service or below BBB- by Standard & Poor’s, or will be an unrated security that Babson Capital determines to be of comparable quality.

Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering either trends or macro economic factors. Babson Capital prefers companies that possess one or more of the following characteristics: strong business position; ability to generate free cash flow to repay debt; favorable capital structure; high level of fixed assets; conservative accounting; and respected management or equity sponsor.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Convertible Securities Risk, Lower-Rated Fixed Income Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 11.09% for the quarter ended June 30, 2003 and the lowest was -3.03% for the quarter ended June 30, 2001.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (9/05/00)
Class S(2)		3.24%	9.48%	8.65%
Class Y		3.13%	9.47%	8.65%
Class L(2)		3.03%	9.32%	8.49%
Class A(2)	-	3.10%	7.77%	7.03%
Class N(2)		1.45%	8.74%	7.91%
Lehman Brothers U.S. Corporate High Yield Index(3)		2.74%	8.85%	6.98%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

–  22  –

(2)	Performance for Class S, Class L, Class A and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A and Class N shares to reflect Class L, Class A and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The Lehman Brothers U.S. Corporate High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included. The index includes both corporate and non-corporate sectors. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (9/05/00)
Return Before Taxes – Class Y	3.13%	9.47%	8.65%
Return After Taxes on Distributions – Class Y	0.70%	6.27%	5.48%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	2.13%	6.13%	5.43%
Lehman Brothers U.S. Corporate High Yield Index(3)	2.74%	8.85%	6.98%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class Y and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.20%	.25%	.41%	.41%	.45%
Total Annual Fund Operating Expenses(3)	.70%	.75%	.91%	1.16%	1.45%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$72	$224	$389	$870
Class Y	$77	$240	$417	$929
Class L	$93	$290	$504	$1,118
Class A	$687	$923	$1,177	$1,902
Class N	$251	$459	$792	$1,733

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$148	$459	$792	$1,733

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  23  –

MassMutual Premier Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, Babson Capital, about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 20% and no more than 40% of the Fund’s total assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s total assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s total assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 10.13% for the quarter ended June 30, 2003 and the lowest was -9.67% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class S		4.43%	2.18%	5.24%
Class Y(2)		4.23%	2.01%	5.04%
Class L(2)		4.06%	1.85%	4.90%
Class A(2)	-	2.16%	0.40%	3.99%
Class N(2)		2.43%	1.27%	4.30%
S&P 500® Index(3)		4.91%	0.54%	9.07%
Lipper Balanced Fund Index(4)		5.19%	3.51%	7.57%
Lehman Brothers Aggregate Bond Index(5)		2.43%	5.87%	6.17%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class Y and Class A shares of the Fund for periods prior to their inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class Y and Class A expenses, respectively, and for Class A shares also reflects any applicable sales charge. Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

–  24  –

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4)	The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Ten Years
Return Before Taxes – Class S	4.43%	2.18%	5.24%
Return After Taxes on Distributions – Class S	3.68%	1.30%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	3.09%	1.36%	3.58%
S&P 500® Index(3)	4.91%	0.54%	9.07%
Lipper Balanced Fund Index(4)	5.19%	3.51%	7.57%
Lehman Brothers Aggregate Bond Index(5)	2.43%	5.87%	6.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

	Class S		Class Y		Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%		.48%		.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.13%		.29%		.44%		.44%		.50%
Total Annual Fund Operating Expenses	.61%		.77%		.92%		1.17%		1.48%

Less Expense Reimbursement	(.01%	)	(.01%	)	(.01%	)	(.01%	)	(.01%	)
Net Fund Expenses(3)(4)	.60%		.76%		.91%		1.16%		1.47%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$61	$194	$339	$760
Class Y	$78	$245	$427	$952
Class L	$93	$292	$508	$1,129
Class A	$687	$925	$1,182	$1,912
Class N	$253	$467	$807	$1,765

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$150	$467	$807	$1,765

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  25  –

MassMutual Premier Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of different capitalization ranges. The Fund also can buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund will not invest more than 25% of its total assets in foreign securities.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI, selects securities one at a time. This is called a “bottom up approach.” OFI uses a fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI may consider selling a stock for one or more of the following reasons:

•	The stock price has reached its target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 15.39% for the quarter ended June 30, 2003 and the lowest was -17.77% for the quarter ended September 30, 1998.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class S(2)		1.76%	5.33%	8.93%
Class Y(2)		1.65%	5.30%	8.91%
Class L		1.59%	5.28%	8.90%
Class A(2)	-	4.55%	3.75%	7.97%
Class N(2)	-	0.03%	4.68%	8.30%
Russell 1000® Value Index(3)		7.05%	5.28%	10.94%
S&P 500® Index(4)		4.91%	0.54%	9.07%
S&P 500®/ Barra Large Cap Value Index(5)		6.33%	2.53%	9.44%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006.

(2)	Performance for Class S, Class Y, Class A and Class N shares of the Fund for periods prior to their inception date (10/31/04) is based on the performance of Class L shares, adjusted for Class A and Class N shares to reflect Class A and Class N expenses, respectively, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The Russell 1000® Value Index is an unmanaged index representative of stocks with greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased by investors.

–  26  –

(4)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5)	The S&P 500®/ Barra Large Cap Value Index is an unmanaged index of those common stocks that have the lowest price-to-book ratios comprising half of the aggregate market capitalization of the S&P 500 Index.

	One Year	Five Years	Ten Years
Return Before Taxes – Class L	1.59%	5.28%	8.90%
Return After Taxes on Distributions – Class L	1.27%	4.70%	7.65%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	1.46%	4.19%	7.11%
Russell 1000® Value Index(3)	7.05%	5.28%	10.94%
S&P 500® Index(4)	4.91%	0.54%	9.07%
S&P 500®/ Barra Large Cap Value Index(5)	6.33%	2.53%	9.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class L and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

	Class S	Class Y	Class L	Class A	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.09%	.19%	.30%	.34%	.40%
Total Annual Fund Operating Expenses(3)	.59%	.69%	.80%	1.09%	1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$189	$329	$737
Class Y	$71	$221	$384	$858
Class L	$82	$255	$444	$989
Class A	$681	$903	$1,142	$1,827
Class N	$246	$443	$766	$1,678

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$143	$443	$766	$1,678

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  27  –

MassMutual Premier Enhanced Index Value Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 16.52% for the quarter ended June 30, 2003 and the lowest was -18.19% for the quarter ended September 30, 2002.

–  28  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class S(2)	8.09%	5.80%	6.82%
Class Y	8.02%	5.78%	6.79%
Class L(2)	7.84%	5.61%	6.62%
Class A(2)	1.41%	4.13%	5.07%
Class N(2)	6.28%	5.04%	6.04%
Russell 1000® Value Index(3)	7.05%	5.28%	5.81%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class S, Class L, Class A and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A and Class N shares to reflect Class L, Class A and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The Russell 1000® Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (12/19/00)
Return Before Taxes – Class Y	8.02%	5.78%	6.79%
Return After Taxes on Distributions – Class Y	5.92%	4.72%	5.72%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	6.38%	4.44%	5.32%
Russell 1000® Value Index(3)	7.05%	5.28%	5.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class Y and after-tax returns for other classes will vary.

Expense Information

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.16%		.26%		.41%		.41%		.47%
Total Annual Fund Operating Expenses	.66%		.76%		.91%		1.16%		1.47%

Less Expense Reimbursement	(.07%	)	(.07%	)	(.07%	)	(.07%	)	(.07%	)
Net Fund Expenses(3)(4)	.59%		.69%		.84%		1.09%		1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$204	$361	$815
Class Y	$71	$236	$415	$935
Class L	$86	$283	$497	$1,112
Class A	$681	$917	$1,171	$1,896
Class N	$246	$458	$796	$1,749

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$143	$458	$796	$1,749

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  29  –

MassMutual Premier Enhanced Index Value Fund II

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000 Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are summarized beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 4.57% for the quarter ended September 30, 2005 and the lowest quarterly return was 0.72% for the quarter ended December 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (10/15/04)
Return Before Taxes – Class S	8.02%	15.17%
Return After Taxes on Distributions – Class S	4.10%	11.57%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	7.79%	11.90%
Return Before Taxes – Class Y	7.92%	15.06%
Return Before Taxes – Class L	7.77%	14.90%
Return Before Taxes – Class A+	1.28%	9.13%
Return Before Taxes – Class N+	6.31%	13.50%

Russell 1000® Value Index(2)	7.05%	15.18%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

–  30  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.10%		.20%		.35%		.35%		.41%
Total Annual Fund Operating Expenses	.60%		.70%		.85%		1.10%		1.41%

Less Expense Reimbursement	(.01%	)	(.01%	)	(.01%	)	(.01%	)	(.01%	)
Net Fund Expenses(3)(4)	.59%		.69%		.84%		1.09%		1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$191	$334	$748
Class Y	$71	$223	$389	$869
Class L	$86	$270	$470	$1,047
Class A	$681	$905	$1,146	$1,837
Class N	$246	$446	$770	$1,688

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$143	$446	$770	$1,688

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Capital Prior Performance for All

Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for a composite of all portfolios with investment objectives, policies and investment strategies similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

During the periods shown above, the highest quarterly return was 16.56% for the quarter ended June 30, 2003 and the lowest was -18.12% for the quarter ended September 30, 2002.

–  31  –

Babson Capital Average Annual

Total Returns for All Similar Accounts(1)

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (6/1/00)
Babson Composite
Class S(1)	7.99%	6.40%	7.06%
Class Y(1)	7.89%	6.30%	6.96%
Class L(1)	7.74%	6.15%	6.81%
Class A(1)	1.32%	4.65%	5.43%
Class N(1)	6.18%	5.58%	6.23%
Russell 1000® Value Index(2)	7.05%	5.28%	5.93%

(1)	Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The bar chart is based on Class S expenses. Some of the portfolios are mutual funds (or portions thereof) registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2)	The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

–  32  –

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MassMutual Premier Enhanced Index Core Equity Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in the active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the S&P 500® Index, which is an unmanaged, broad-based index of common stocks frequently used as a general measure of stock market performance.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by Babson Capital. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. For more information, please see additional disclosure in the Fund’s Statement of Additional Information, which is incorporated by reference into this Prospectus.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 23.85% for the quarter ended December 31, 1998 and the lowest was -17.55% for the quarter ended December 31, 2000.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years		Since Inception (8/26/96)
Class S(2)		5.62%		0.25%	7.93%
Class Y		5.48%		0.23%	7.91%
Class L(2)		5.25%		0.06%	7.75%
Class A(2)	-	1.03%	-	1.37%	6.76%
Class N(2)		3.78%	-	0.49%	7.18%
S&P 500® Index(3)		4.91%		0.54%	8.63%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund changed its investment objective, strategies and policies on December 18, 2000. The performance results shown above would not necessarily have been achieved had the Fund’s current objective, strategies and policies been in effect for the periods for which the performance results are presented.

(2)	Performance for Class S, Class L, Class A and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A and Class N shares to reflect Class L, Class A and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

–  34  –

	One Year	Five Years		Since Inception (8/26/96)
Return Before Taxes – Class Y	5.48%		0.23%	7.91%
Return After Taxes on Distributions – Class Y	5.29%	-	0.14%	6.00%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	3.82%	-	0.03%	6.03%
S&P 500® Index(3)	4.91%		0.54%	8.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class Y and after-tax returns for other classes will vary.

Expense Information

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.20%		.30%		.45%		.45%		.51%
Total Annual Fund Operating Expenses	.70%		.80%		.95%		1.20%		1.51%

Less Expense Reimbursement	(.11%	)	(.11%	)	(.11%	)	(.11%	)	(.11%	)
Net Fund Expenses(3)(4)	.59%		.69%		.84%		1.09%		1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$213	$379	$859
Class Y	$71	$244	$433	$978
Class L	$86	$292	$515	$1,155
Class A	$681	$925	$1,188	$1,936
Class N	$246	$467	$813	$1,790

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$143	$467	$813	$1,790

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  35  –

MassMutual Premier Main Street Fund

Investment Objective

The Fund seeks a high total return.

Principal Investment Strategies and Risks

The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI, uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•	Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of “bottom-up” models helps to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

•	Fundamental research: OFI uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI using the tools described above.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 4.22% for the quarter ended September 30, 2005 and the lowest quarterly return was -1.90% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class S		5.93%		5.91%
Return After Taxes on Distributions – Class S		5.73%		5.72%
Return After Taxes on Distributions and Sale of Fund Shares – Class S		4.12%		5.03%
Return Before Taxes – Class Y		5.68%		5.67%
Return Before Taxes – Class L		5.63%		5.61%
Return Before Taxes – Class A+	-	0.71%	-	0.70%
Return Before Taxes – Class N+		3.99%		3.98%
S&P 500® Index(2)		4.91%		4.75%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

–  36  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%	.65%	.65%		.65%		.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None		.25%		.50%
Other Expenses	.16%	.20%	.36%		.35%		.40%
Total Annual Fund Operating Expenses	.81%	.85%	1.01%		1.25%		1.55%

Less Expense Reimbursement	(.21%)	(.02%)	(.08%	)	(.02%)		(.02%)
Net Fund Expenses(3)(4)	.60%	.83%	.93%		1.23%		1.53%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$61	$238	$429	$981
Class Y	$85	$269	$469	$1,046
Class L	$95	$314	$550	$1,227
Class A	$694	$948	$1,221	$1,997
Class N	$259	$488	$843	$1,841

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$156	$488	$843	$1,841

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Fund and should not be interpreted as being indicative of the future performance of the Fund.

–  37  –

During the periods shown above, the highest quarterly return was 22.20% for the quarter ended December 31, 1998 and the lowest was -16.45% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years		Ten Years
OFI Mutual Fund
Class S*		6.15%		1.53%	8.08%
Class Y*		5.92%		1.29%	7.85%
Class L*		5.82%		1.19%	7.75%
Class A*	-	0.55%	-	0.30%	6.81%
Class N*		4.22%		0.58%	7.14%

S&P 500® Index^		4.91%		0.54%	9.07%

*Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Main Street Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Fund.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  38  –

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MassMutual Premier Capital Appreciation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of “growth companies.” These may be newer companies or established companies of any capitalization range that the Fund’s Sub-Adviser, OFI, believes may appreciate in value over the long term.

OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. OFI focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund’s portfolio among industries and market sectors. Currently, OFI looks for:

•	Companies with above-average growth potential,

•	Companies with increasing earnings momentum and a history of positive earnings growth,

•	Stocks with reasonable valuations relative to their growth potential,

•	Companies with the potential for positive earnings surprises, and

•	Growth rates that OFI believes are sustainable over time.

OFI may sell companies from the Fund that it believes no longer meet the above criteria. The Fund currently does not expect to have more than 35% of its net assets invested in foreign securities, although it has the ability to invest in them without limit.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 3.73% for the quarter ended December 31, 2005 and the lowest quarterly return was -2.70% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class S		4.98%		4.96%
Return After Taxes on Distributions – Class S		4.92%		4.91%
Return After Taxes on Distributions and Sale of Fund Shares – Class S		3.31%		4.22%
Return Before Taxes – Class Y		4.83%		4.82%
Return Before Taxes – Class L		4.75%		4.74%
Return Before Taxes – Class A+	-	1.41%	-	1.41%
Return Before Taxes – Class N+		3.20%		3.19%

S&P 500® Index(2)		4.91%		4.75%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

–  40  –

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%		.65%		.65%		.65%		.65%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.13%		.19%		.33%		.33%		.38%
Total Annual Fund Operating Expenses	.78%		.84%		.98%		1.23%		1.53%

Less Expense Reimbursement	(.07%	)	(.02%	)	(.01%	)	(.14%	)	(.07%	)
Net Fund Expenses(3)(4)	.71%		.82%		.97%		1.09%		1.46%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$73	$242	$426	$958
Class Y	$84	$266	$464	$1,034
Class L	$99	$311	$541	$1,199
Class A	$681	$931	$1,200	$1,965
Class N	$252	$477	$828	$1,815

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$149	$477	$828	$1,815

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Capital Appreciation Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 29.03% for the quarter ended December 31, 1999 and the lowest was -19.82% for the quarter ended September 30, 2001.

–  41  –

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years		Ten Years
OFI Mutual Fund
Class S*		5.12%	-	1.07%	10.54%
Class Y*		5.01%	-	1.19%	10.43%
Class L*		4.86%	-	1.34%	10.28%
Class A*	-	1.28%	-	2.62%	9.50%
Class N*		3.43%	-	1.83%	9.78%

S&P 500® Index^		4.91%		0.54%	9.07%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Capital Appreciation Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Capital Appreciation Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Capital Appreciation Fund.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  42  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Core Growth Fund

Investment Objective

This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, OFI, invests mainly in common stocks of “growth companies.” The Fund currently focuses on stocks of companies having a large or mid-size market capitalization, but this focus could change over time. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

OFI looks for stocks of companies with growth potential, and normally invests in between 60 and 80 companies, to focus the portfolio. Currently, OFI seeks to implement that investment approach by looking for:

•	Companies that have strong revenue growth

•	Companies with above-average earnings growth

•	Companies that we believe can sustain strong revenue and earnings growth

•	Companies that are well established as leaders in growth markets

•	Stocks with attractive valuations relative to their growth potential

OFI may sell companies from the Fund that it believes no longer meet the above criteria.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 17.82% for the quarter ended December 31, 1999 and the lowest was -19.66% for the quarter ended September 30, 2001.

–  44  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Since Inception (1/20/98)
Class S	7.39%	-	3.60%	1.78%
Class Y(2)	7.22%	-	3.67%	1.71%
Class L(2)	7.07%	-	3.83%	1.55%
Class A(2)	0.72%	-	5.20%	0.31%
Class N(2)	5.55%	-	4.38%	1.00%
S&P 500® Index(3)	4.91%		0.54%	4.92%
Russell 1000 Growth Index(4)	5.26%	-	3.58%	2.28%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006.

(2)	Performance for Class Y, Class L, Class A and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class Y, Class L, Class A and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charges.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

(4)	The Russell 1000 Growth Index is an unmanaged index that contains stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Five Years		Since Inception (1/20/98)
Return Before Taxes – Class S	7.39%	-	3.60%	1.78%
Return After Taxes on Distributions – Class S	7.30%	-	3.75%	1.06%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	4.92%	-	3.11%	1.26%
S&P 500® Index(3)	4.91%		0.54%	4.92%
Russell 1000 Growth Index(4)	5.26%	-	3.58%	2.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%		.55%		.55%		.55%		.55%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.22%		.27%		.42%		.42%		.47%
Total Annual Fund Operating Expenses	.77%		.82%		.97%		1.22%		1.52%

Less Expense Reimbursement	(.02%	)	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Net Fund Expenses(3)(4)	.75%		.80%		.95%		1.20%		1.50%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$244	$426	$951
Class Y	$82	$260	$453	$1,010
Class L	$97	$307	$534	$1,186
Class A	$691	$939	$1,206	$1,965
Class N	$256	$479	$827	$1,808

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$153	$479	$827	$1,808

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  45  –

MassMutual Premier Enhanced Index Growth Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Growth Index, which is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 14.21% for the quarter ended June 30, 2003 and the lowest was -20.60% for the quarter ended March 31, 2001.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years		Since Inception (12/19/00)
Class S(2)		5.62%	-	3.33%	-	2.55%
Class Y		5.57%	-	3.35%	-	2.59%
Class L(2)		5.42%	-	3.49%	-	2.71%
Class A(2)	-	0.89%	-	4.89%	-	4.10%
Class N(2)		3.90%	-	4.09%	-	3.31%
Russell 1000® Growth Index(3)		5.26%	-	3.58%	-	4.31%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class S, Class L, Class A and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A and Class N shares to reflect Class L, Class A and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The Russell 1000® Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values that securities in the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

–  46  –

	One Year	Five Years		Since Inception (12/19/00)
Return Before Taxes – Class Y	5.57%	-	3.35%	-	2.59%
Return After Taxes on Distributions – Class Y	5.51%	-	3.46%	-	2.70%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	3.71%	-	2.88%	-	2.24%
Russell 1000® Growth Index(3)	5.26%	-	3.58%	-	4.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class Y and after-tax returns for other classes will vary.

Expense Information

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.21%		.26%		.41%		.40%		.46%
Total Annual Fund Operating Expenses	.71%		.76%		.91%		1.15%		1.46%

Less Expense Reimbursement	(.12%	)	(.07%	)	(.07%	)	(.06%	)	(.06%	)
Net Fund Expenses(3)(4)	.59%		.69%		.84%		1.09%		1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$215	$383	$870
Class Y	$71	$236	$415	$935
Class L	$86	$283	$497	$1,112
Class A	$681	$915	$1,167	$1,886
Class N	$246	$456	$792	$1,739

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$143	$456	$792	$1,739

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  47  –

MassMutual Premier Mid-Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in medium-sized companies.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by outperforming the Russell Mid Cap Value Index, while taking a low risk approach to mid cap investing. Under normal market conditions, the Fund will invest at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell Mid Cap Value Index. The range of capitalization of companies included in the Russell Mid Cap Value Index will fluctuate as market prices increase or decrease. The strategy emphasizes bottom-up stock selection. The Funds’ Sub-Adviser, Babson Capital, seeks to construct a diversified portfolio of profitable companies with near to medium term opportunities for improvement that trade at reasonable valuations relative to their peers and preferably below their intrinsic value.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 62.

Annual Performance

The Fund began operations December 1, 2005, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%		.80%		.80%		.80%		.80%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(3)	1.19%		1.29%		1.44%		1.44%		1.59%
Total Annual Fund Operating Expenses	1.99%		2.09%		2.24%		2.49%		2.89%

Less Expense Reimbursement	(1.06%	)	(1.09%	)	(1.09%	)	(1.09%	)	(1.19%	)
Net Fund Expenses(4)(5)	.93%		1.00%		1.15%		1.40%		1.70%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$95	$523
Class Y	$102	$551
Class L	$117	$597
Class A	$710	$1,210
Class N	$276	$784

–  48  –

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$173	$784

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson Capital for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Mid-Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.08% for the quarter ended June 30, 2003 and the lowest was -9.91% for the quarter ended September 30, 2002.

Babson Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (1/2001)
Babson Composite
Class S*	9.61%	15.64%
Class Y*	9.54%	15.57%
Class L*	9.39%	15.42%
Class A*	2.87%	13.81%
Class N*	7.84%	13.86%
Russell Mid Cap Value Index^	12.65%	12.21%

* Performance shown is a composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The portfolios are private accounts. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future performance of the Fund.

^ The Russell Mid Cap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  49  –

MassMutual Premier Small Capitalization Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest substantially all (but no less than 80%) of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000® Index. The range of capitalization of companies included in the Russell 2000® Index will fluctuate as market prices increase or decrease.

In selecting securities for investment, the Fund’s Sub-Adviser, Babson Capital, considers common stocks of those companies that satisfy the Fund’s market capitalization criteria, that are currently out of favor with investors, and whose current prices do not adequately reflect, in Babson Capital’s opinion, the ongoing business value of the underlying companies.

The Fund’s investment strategy focuses on bottom-up stock-picking using fundamental analysis, rather than market or economic forecasts. More specifically, the Fund invests in companies that Babson Capital believes possess one or more of the following characteristics: strong financials; proven products or services; dominant market share; sustainable competitive advantage; attractive valuation; potential for improving margins; and potential for accelerating earnings.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 18.28% for the quarter ended December 31, 2003 and the lowest was -17.90% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (12/19/00)
Class S	-	2.98%	10.32%	10.89%
Class Y(2)	-	2.98%	10.28%	10.86%
Class L(2)	-	3.11%	10.12%	10.69%
Class A(2)	-	8.99%	8.57%	9.05%
Class N(2)	-	4.63%	9.54%	10.11%
Russell 2000® Index(3)		4.55%	8.22%	9.11%
Russell 2000® Value Index(4)		4.71%	13.55%	14.83%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class Y, Class L, Class A and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class Y, Class L, Class A and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charges.

(3)	The Russell 2000® Index is a broad-based index that consists of the 2000 smallest securities in the Russell 3000® Index (which represents approximately 98% of the U.S. equity market capitalization), representing approximately 8% of the Russell 3000 total market capitalization. This Index is a commonly used measure of the stock performance of small and medium-size companies in the United States. The Index does not incur expenses and cannot be purchased directly by investors.

(4)	The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Five Years	Since Inception (12/19/00)
Return Before Taxes – Class S	-	2.98%	10.32%	10.89%
Return After Taxes on Distributions – Class S	-	3.48%	9.63%	10.19%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-	1.27%	8.73%	9.24%
Russell 2000® Index(3)		4.55%	8.22%	9.11%
Russell 2000® Value Index(4)		4.71%	13.55%	14.83%

–  50  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%		.70%		.70%		.70%		.70%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.17%		.22%		.37%		.37%		.42%
Total Annual Fund Operating Expenses	.87%		.92%		1.07%		1.32%		1.62%

Less Expense Reimbursement	(.02%	)	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Net Fund Expenses(3)(4)	.85%		.90%		1.05%		1.30%		1.60%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$87	$276	$480	$1,069
Class Y	$92	$291	$507	$1,128
Class L	$107	$338	$588	$1,302
Class A	$701	$969	$1,256	$2,071
Class N	$266	$510	$880	$1,917

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$163	$510	$880	$1,917

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  51  –

MassMutual Premier Small Company Opportunities Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund’s Sub-Adviser, Babson Capital, to be realistically valued.

Principal Investment Strategies and Risks

Normally, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000 Index. The range of capitalization of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease.

The Fund’s Sub-Adviser, Babson Capital, believes that there are persistent stock price inefficiencies in the market for stocks of smaller companies. As a result of limited coverage and ownership, smaller company stocks frequently trade at significant discounts from their intrinsic value. Babson Capital will seek to identify companies that are mispriced as compared with their expected earnings stream.

Although the Fund’s investment process emphasizes fundamental analysis, Babson Capital first uses computer screening and industry sources to narrow the Fund’s investment universe. Babson Capital screens these candidates by looking for further signs of quality and growth, such as revenue and earnings per share growth. Babson Capital then makes decisions using fundamental analysis on stocks that come through its initial screens, emphasizing an issuer’s historic financial performance, balance sheet strength, management capability, profitability and competitive position. Specifically, Babson Capital looks for the following characteristics: sustainable competitive advantage; strong management; long product cycles; pricing flexibility; smaller size as a competitive advantage; high sustained return on investment; above-average earnings per share growth; and attractive valuation. Out of this analysis, Babson Capital selects what it believes to be the best companies for the Fund’s portfolio.

The Fund may purchase stocks in initial public offerings (“IPOs”) and may sell such securities without regard to how long the Fund has held the securities. The market capitalizations of the companies whose securities the Fund purchases in IPOs may be outside the Fund’s market capitalization range stated above.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 22.08% for the quarter ended June 30, 2001 and the lowest was -19.79% for the quarter ended September 30, 2002.

–  52  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (7/20/98)
Class S(2)		0.09%	11.25%	11.72%
Class Y(2)	-	0.02%	11.22%	11.71%
Class L(2)	-	0.14%	11.20%	11.69%
Class A	-	6.04%	9.83%	10.74%
Class N(2)	-	1.62%	10.78%	11.28%
Russell 2000 Index(3)		4.55%	8.22%	6.54%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001. The performance results shown above would not necessarily have been achieved had the Fund’s current strategy been in effect for the periods for which performance results are presented.

(2)	Performance for Class S, Class Y, Class L and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class A shares, adjusted for Class N shares to reflect Class N expenses, and for Class A and N to reflect any applicable sales charges in the Average Annual Total Returns table.

(3)	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Five Years	Since Inception (7/20/98)
Return Before Taxes – Class A	-	6.04%	9.83%	10.74%
Return After Taxes on Distributions – Class A	-	7.28%	8.78%	9.29%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	2.47%	8.13%	8.64%
Russell 2000 Index(3)		4.55%	8.22%	6.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class A and after-tax returns for other classes will vary.

Expense Information

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%		.58%		.58%		.58%		.58%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.12%		.22%		.32%		.32%		.42%
Total Annual Fund Operating Expenses	.70%		.80%		.90%		1.15%		1.50%

Less Expense Reimbursement	(.01%	)	(.01%	)	(.01%	)	(.01%	)	(.01%	)
Net Fund Expenses(3)(4)	.69%		.79%		.89%		1.14%		1.49%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$71	$223	$389	$869
Class Y	$81	$254	$443	$988
Class L	$91	$286	$497	$1,105
Class A	$685	$919	$1,172	$1,891
Class N	$255	$473	$818	$1,787

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$152	$473	$818	$1,787

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  53  –

MassMutual Premier Global Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Fund’s Sub-Adviser, OFI, looks primarily for foreign and U.S. companies with high growth potential. OFI uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

OFI considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. OFI currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth-oriented companies worldwide,

•	Companies that stand to benefit from global growth trends,

•	Businesses with strong competitive positions and high demand for their products or services, and

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, OFI considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 9.57% for the quarter ended September 30, 2005 and the lowest quarterly return was -3.20% for the quarter ended March 31, 2005.

–  54  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class S	13.90%	13.86%
Return After Taxes on Distributions – Class S	13.76%	13.72%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	9.21%	11.78%
Return Before Taxes – Class Y	13.70%	13.66%
Return Before Taxes – Class L	13.63%	13.59%
Return Before Taxes – Class A+	6.77%	6.75%
Return Before Taxes – Class N+	12.16%	12.13%

MSCI World Index(2)	9.49%	9.43%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

+ Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S	Class Y	Class L	Class A	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None(1)	1.00%(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.26%	.32%	.45%	.45%	.49%
Total Annual Fund Operating Expenses	1.06%	1.12%	1.25%	1.50%	1.79%

Less Expense Reimbursement	(.17%)	(.09%)	(.11%)	(.07%)	(.27%)
Net Fund Expenses(3)(4)	.89%	1.03%	1.14%	1.43%	1.52%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$320	$568	$1,277
Class Y	$105	$347	$608	$1,353
Class L	$116	$386	$675	$1,499
Class A	$713	$1,017	$1,341	$2,255
Class N	$258	$538	$945	$2,080

–  55  –

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$155	$538	$945	$2,080

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Global Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 36.53% for the quarter ended December 31, 1999 and the lowest was -18.16% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class S*	14.18%	6.07%	13.80%
Class Y*	14.04%	5.93%	13.66%
Class L*	13.93%	5.82%	13.54%
Class A*	7.11%	4.28%	12.58%
Class N*	12.55%	5.43%	13.16%
MSCI World Index^	9.49%	2.18%	7.04%

*Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Global Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Global Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Global Fund.

^The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  56  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its net assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund’s Sub-Adviser, OFI, focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. OFI also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:

•	Capital Market Development;

•	Telecommunications/Media;

•	Efficiency Enhancing Technologies and Services;

•	Healthcare and Biotechnology;

•	Infrastructure Spending;

•	Emerging Consumer Markets;

•	Corporate Restructuring; and

•	Natural Resources.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 62.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 39.46% for the quarter ended December 31, 1999 and the lowest was -29.46% for the quarter ended September 30, 2002.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Ten Years
Class S	14.55%		1.47%	8.28%
Class Y(2)	14.64%		1.46%	8.22%
Class L(2)	14.33%		1.28%	8.06%
Class A(2)	7.52%	-	0.16%	7.01%
Class N(2)	12.78%		0.70%	7.32%
MSCI EAFE(3)	13.54%		4.55%	5.84%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class Y and Class A shares of the Fund for periods prior to their inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class Y and Class A expenses, respectively, and for Class A shares also reflects any applicable sales charge. Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares adjusted to reflect Class L expenses. Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

(3)	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  58  –

	One Year	Five Years	Ten Years
Return Before Taxes – Class S	14.55%	1.47%	8.28%
Return After Taxes on Distributions – Class S	14.40%	1.39%	6.86%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	9.75%	1.26%	6.56%
MSCI EAFE(3)	13.54%	4.55%	5.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

Expense Information

	Class S		Class Y		Class L		Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None		None		None		5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None		None		None		None	(1)	1.00%	(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%		.85%		.85%		.85%		.85%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.26%		.29%		.44%		.44%		.49%
Total Annual Fund Operating Expenses	1.11%		1.14%		1.29%		1.54%		1.84%

Less Expense Reimbursement	(.02%	)	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Net Fund Expenses(3)(4)	1.09%		1.12%		1.27%		1.52%		1.82%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$111	$351	$609	$1,348
Class Y	$114	$360	$625	$1,382
Class L	$129	$407	$705	$1,552
Class A	$722	$1,033	$1,365	$2,301
Class N	$288	$577	$994	$2,153

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$185	$577	$994	$2,153

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(4)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  59  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

The Fund will invest a minimum of 90% of its total assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund may invest up to 10% of its total assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•	Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its total assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 62.

Annual Performance

The Fund began operations December 1, 2005, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class S	Class Y	Class L	Class A		Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None	None	None	5.75%		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	(1)	1.00%	(2)

–  60  –

	Class S		Class Y		Class L		Class A		Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%		.90%		.90%		.90%		.90%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(3)	2.20%		2.30%		2.45%		2.45%		2.60%
Total Annual Fund Operating Expenses	3.10%		3.20%		3.35%		3.60%		4.00%

Less Expense Reimbursement	(1.95%	)	(2.02%	)	(2.02%	)	(2.02%	)	(2.12%	)
Net Fund Expenses(4)(5)	1.15%		1.18%		1.33%		1.58%		1.88%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$117	$775
Class Y	$120	$798
Class L	$136	$843
Class A	$727	$1,441
Class N	$294	$1,027

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$191	$1,027

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

(2)	Applies to shares redeemed within 18 months of purchase.

(3)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(5)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.54% for the quarter ended June 30, 2003 and the lowest was -19.00% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares Baring’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (7/2000)
Baring Composite
Class S*	18.06%	5.36%	2.17%
Class Y*	18.03%	5.33%	2.14%
Class L*	17.88%	5.17%	1.99%
Class A*	10.86%	3.68%	0.65%
Class N*	16.33%	4.61%	1.44%

MSCI EAFE^	13.54%	4.55%	2.32%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  61  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk – Money Market/Bond Funds

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Money Market Fund, the Short-Duration Bond Fund, the Inflation Protected, the Core Bond Fund, the Balanced Fund’s Core Bond Segment, the Diversified Bond Fund, the Strategic Income Fund and the High Yield Fund are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is defined on page 8 of the Prospectus and in the Statement of Additional Information. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Market Risk – Equity Funds

The Core Equity Segment of the Balanced Fund, the Value Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Core Growth Fund, the Enhanced Index Growth Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Small Company Opportunities Fund, the Global Fund, the International Equity Fund and the Focused International Fund are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

–  62  –

Fund, the Diversified Bond Fund, the Strategic Income Fund, the Core Bond Segment of the Balanced Fund and the High Yield Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. All the Funds are subject to management risk because those Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk. Accordingly, the Funds may be subject to liquidity risk.

•	Derivative Risk. All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated.

–  63  –

The Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. The Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Capital Appreciation Fund, the Small Company Opportunities Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund generally have the greatest exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Capital Apprciation Fund, the Core Growth Fund, the Enhanced Index Growth Fund, the Global Fund, the International Equity Fund and the Focused International Fund generally have the greatest exposure to this risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Value Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Mid-Cap Value Fund and the Small Capitalization Value Fund generally have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded.

–  64  –

All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. The High Yield Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so. In addition to the High Yield Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Balanced Fund’s Core Bond Segment generally have the greatest exposure to this risk.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which the High Yield Fund and Strategic Income Fund invest, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

These Funds may hold any portion of their assets in lower rated ( i.e., below investment grade) securities. Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

Since the Funds may invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default), the Funds may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. In addition to the High Yield Fund and Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Balanced Fund’s Core Bond Segment generally have the greatest exposure to this risk.

•.	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in higher capital gains taxes. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

–  65  –

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Risk	Money Market Fund	Short-Duration Bond Fund	Inflation Protected Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	High Yield Fund	Balanced Fund	Value Fund

Market Risk	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X

Prepayment Risk		X	X	X	X	X	X	X

Liquidity Risk			X	X	X	X	X	X	X

Derivative Risk		X	X	X	X	X	X	X	X

Foreign Investment Risk			X	X	X	X	X	X	X

Emerging Markets Risk				X	X	X	X	X	X

Currency Risk			X	X	X	X	X	X	X

Smaller Company Risk									X

Growth Company Risk

Value Company Risk									X

Leveraging Risk		X	X	X	X	X		X	X

Convertible Securities Risk		X		X	X		X	X	X

Lower-Rated Fixed Income Securities Risk		X		X	X	X	X	X

Preferred Stock Risk							X		X

Portfolio Turnover Risk							X		X

–  66  –

Risk	Enhanced Index Value Fund	Enhanced Index Value Fund II	Enhanced Index Core Equity Fund	Main Street Fund	Capital Appreciation Fund	Core Growth Fund	Enhanced Index Growth Fund	Mid-Cap Value Fund	Small Capitalization Value Fund	Small Company Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk

Liquidity Risk	X	X	X		X		X	X	X	X	X	X	X

Derivative Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Foreign Investment Risk					X	X		X		X	X	X	X

Emerging Markets Risk											X	X

Currency Risk					X	X		X		X	X	X	X

Smaller Company Risk					X			X	X	X	X		X

Growth Company Risk					X	X	X			X	X		X

Value Company Risk	X	X						X	X

Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Convertible Securities Risk

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk	X	X	X			X	X	X		X			X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2005, MassMutual, together with its subsidiaries, had assets under management in excess of $390 billion.

MassMutual will be paid an investment management fee based on a percentage of each Fund’s average daily net assets as follows: .35% for the Money Market Fund, .40% for the Short-Duration Bond Fund, .48% for the Inflation-Protected Bond Fund, .48% for the Core Bond Fund, .50% for the Diversified Bond Fund, .55% for the Strategic Income Fund, .50% for the High Yield Fund, .48% for the Balanced Fund, .50% for the Value Fund, .50% for the Enhanced Index Value Fund, .50% for the Enhanced Index Value Fund II, .50% for the Enhanced Index Core Equity Fund, .65% for the Main Street Fund, .65% for the Capital Appreciation Fund, .55% for the Core Growth Fund, .50% for the Enhanced Index Growth Fund, .80% for the Mid-Cap Value Fund, .70% for the Small Capitalization Value Fund, .58% for the Small Company Opportunities Fund, .80% for the Global Fund, .85% for the International Equity Fund and .90% for the Focused International Fund.

A discussion regarding the basis for the board of trustees approving any investment advisory contract of the Funds is available in either the Funds’ semi-annual report to shareholders dated April 30, 2005 or will be available in the Funds’ semi-annual report to shareholders dated April 30, 2006 or the Funds’ annual report to shareholders dated October 31, 2006.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee ranges for each share class of the Funds are .0144% to ..1800% for Class S shares; .0644% to .2468% for Class Y shares; .2144% to .3968% for Class L and Class A shares; and .2644% to .4568% for Class N shares.

MassMutual Contracts with the following Sub-Advisers to help manage the Funds:

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Enhanced Index Value Fund, Enhanced Index Value Fund II, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund, Mid-Cap Value Fund, Small Capitalization Value Fund and Small Company Opportunities Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of December 31, 2005 of more than $92 billion.

William M. Awad III

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Awad is a Chartered Financial Analyst with over 17 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Awad worked as an auditor at State Street Bank & Trust and later served as assistant portfolio manager at Neworld Bank, as senior mortgage strategist at Scudder, Stevens & Clark and as portfolio manager at Fleet Investment Advisors.

Chris C. Cao

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II and the Enhanced

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Index Core Equity Segment of the Balanced Fund with Michael Farrell. Mr. Cao, a Chartered Financial Analyst, has over six years of investment experience. Mr. Cao joined Babson Capital in 2001. Prior to that time, Mr. Cao had worked for Aeltus Investment Management and more recently at INVESCO. Mr. Cao and Mr. Farrell are assisted by a team of Babson Capital professionals.

Christopher M. Crooks

is a portfolio manager of the Small Company Opportunities Fund. Mr. Crooks, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 12 years of investment experience. Prior to joining Babson Capital in 2003, Mr. Crooks was a Managing Director at Commerce Capital Markets where he worked as an analyst.

Ronald Desautels

shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Nagle. Mr. Desautels has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson Capital, is a Chartered Financial Analyst with 29 years of investment experience and has been associated with MassMutual since 1985.

Steven A. Dray

is a portfolio manager of the Small Company Opportunities Fund. Mr. Dray, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over ten years of investment experience. Prior to joining Babson Capital in 2001, he was with Strong Capital Management for five years where he worked as an analyst and then as an associate portfolio manager.

Michael Farrell

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II and the Enhanced Index Core Equity Segment of the Balanced Fund with Mr. Cao. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson Capital, has 18 years of investment experience. Mr. Farrell joined Babson Capital in April, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992.

Jill Fields

is principally responsible for the day-to-day management of the High Yield Fund and the high yield segment of the Diversified Bond Fund. Ms. Fields, a Managing Director of Babson Capital, joined Babson Capital in 2000. Prior to that time, Ms. Fields had worked for ITT Hartford Insurance Companies as the Director of Corporate Bond Research and more recently at MassMutual as an investment professional.

Daniel J. Goldfarb

is a portfolio manager of the Small Company Opportunities Fund. Mr. Goldfarb, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 19 years of investment experience. Prior to joining Babson Capital in 1995, he served as a research analyst with Wilmington Trust.

Marilyn Mendel Han

is a co-portfolio manager of the Small Capitalization Value Fund, along with Mr. James and Ms. Prasad. Ms. Mendel Han, a Managing Director of Babson Capital, has over 19 years of industry experience. Prior to joining Babson Capital in 1994, she served as an investment banker at Bear Stearns, a sales and trading associate at Chemical Bank, and a financial planning analyst at Morgan Stanley.

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Lance F. James

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Mendel Han and Ms. Prasad, and of the Mid-Cap Value Fund, along with Mr. Kylander. Mr. James, a Managing Director at Babson Capital, is the head of the firm’s Small/Mid Cap Value Team that provides research and portfolio management for the Fund. Mr. James has over 24 years of investment experience. Prior to joining Babson Capital in 1986, he spent time at Rockwell International Corporation, EBF Associates of Boston and later at Hewitt Associates.

Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, and the Money Market Segment of the Balanced Fund and is head of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, and the Core Bond Segment of the Balanced Fund. Ms. Kibbe, a Managing Director of Babson Capital, has over 30 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for Babson Capital.

Stephen E. Kylander

is a co-portfolio manager of the Mid-Cap Value Fund, along with Mr. James. Mr. Kylander, a Managing Director at Babson Capital, has over 17 years of industry experience. Prior to joining Babson Capital in 1999, Mr. Kylander spent time at The Yarmouth Group, LEK Consulting Group and The First Boston Corporation.

Stephen F. Libera

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Libera, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 31 years of investment experience. Prior to joining Babson Capital in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

David L. Nagle

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Nagle shares principle responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Desautels. Mr. Nagle, a Chartered Financial Analyst, has more than 20 years of investment experience with Babson Capital.

Mitali Prasad

is a co-portfolio manager of the Small Capitalization Value Fund, along with Mr. James and Ms. Mendel Han. Ms. Prasad, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over 12 years of industry experience. She joined Babson Capital in 1994.

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Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of December 31, 2005 the BAM Group managed US$34.79 billion on behalf of clients located around the world. Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group - a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working just with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281, manages the investments of the Strategic Income Fund, Value Fund, Main Street Fund, Capital Appreciation Fund, Core Growth Fund, Global Fund and International Equity Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2005, OFI managed assets of approximately $204 billion.

Marc L. Baylin

is a co-portfolio manager of the Capital Appreciation Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI. Prior to joining OFI in September 2005, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

Rajeev Bhaman

is the portfolio manager of the Global Fund. Mr. Bhaman, a Chartered Financial Analyst, has been a Vice President of OFI since 1996. Prior to joining the Global Equity Investment team at OFI in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

George R. Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Senior Vice President and Portfolio Manager of OFI and has been with OFI since 1990. Prior to joining OFI in 1990, he was a Securities Analyst and Portfolio Manager at Brown Brothers Harriman & Company.

Christopher Leavy

is the portfolio manager of the Value Fund. Mr. Leavy is a Senior Vice President of OFI. Prior to joining OFI in 2000, Mr. Leavy was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

Nikolaos D. Monoyios

is a co-portfolio manager of the Main Street Fund. Mr. Monoyios is a Senior Vice President of OFI . Prior to joining OFI in 1998, Mr. Monoyios was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company for over 17 years.

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David Poiesz

is the portfolio manager of the Core Growth Fund. Mr. Poiesz has been a Senior Vice President and Director of Growth Equities of OFI since June 2004. Prior to joining OFI, Mr. Poiesz was Senior Portfolio Manager at Merrill Lynch from October 2002 to May 2004, founding partner of RiverRock Capital LLC, a hedge fund product, from April 1999 to July 2001 and portfolio manager at Jennison Associates from November 1992 to March 1999.

Marc R. Reinganum

is a portfolio manager of the Main Street Fund. Dr. Reinganum is a Vice President of OFI. Prior to joining OFI in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

Arthur P. Steinmetz

is the portfolio manager of the Strategic Income Fund. Mr. Steinmetz is a Senior Vice President of OFI. Prior to joining OFI in 1986, Mr. Steinmetz was an Analyst with PaineWebber where his responsibilities dealt with derivative securities.

William L. Wilby

is a Senior Vice President of OFI, and is a co-portfolio manager of the Capital Appreciation Fund. Dr. Wilby, a Chartered Financial Analyst with over 23 years of asset management experience, has been with OFI since 1991. Before joining OFI in 1991, Mr. Wilby was an International Investment Strategist at Brown Brothers Harriman & Co. Prior to Brown Brothers, he was a Managing Director and Portfolio Manager at AIG Global Investors. He joined AIG from Northern Trust Bank in Chicago, where he was an International Pension Manager. Before beginning his Portfolio Management career, Mr. Wilby was an International Financial Economist at Northern Trust Bank and at the Federal Reserve Bank in Chicago.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, the shareholders of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the Balanced Fund, the Enhanced Index Value Fund II, the Main Street Fund, the Capital Appreciation Fund, the Mid-Cap Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund have previously approved this arrangement.

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About the Classes of Shares – Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Each Class of shares of the Funds may also be purchased by the following Eligible Purchasers:

Class S Shares

Eligible Purchasers.  Class S shares may be purchased by:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $100 million;

•	Certain non-qualified deferred compensation plans;

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $100 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class S shares.

Additionally, shareholders of the Core Bond Fund, the Core Growth Fund and the Small Capitalization Value Fund who held shares of those Funds prior to October 31, 2004 may purchase Class S shares of the Core Bond Fund, the Core Growth Fund and the Small Capitalization Value Fund, respectively.

Shareholder and Distribution Fees. Class S shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of your money is invested in the Fund or Funds of your choice. Class S shares do not have deferred sales charges or any Rule 12b-1 fees.

Class Y Shares

Eligible Purchasers.  Class Y shares may be purchased by:

•	Non-qualified deferred compensation plans;

•	Registered mutual funds and collective trust funds;

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $5 million; and

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•	Other institutional investors with assets generally in excess of $5 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class Y shares.

Additionally, shareholders of the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund and the High Yield Fund who held shares of those Funds prior to October 31, 2004 may purchase Class Y shares of the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund and the High Yield Fund, respectively.

Shareholder and Distribution Fees. The Class Y shares are 100% no load, so you pay no fees (sales loads) when you buy or sell Class Y shares. Therefore, 100% of your money is invested in the Fund or Funds of your choice. Class Y shares do not have any Rule 12b-1 fees.

Class L Shares

Eligible Purchasers.  Class L shares may be purchased by:

•	Non-qualified deferred compensation plans;

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $1 million; and

•	Other institutional investors with assets generally in excess of $1 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class L shares. Class L shares are generally sold in connection with the use of an intermediary performing third party administration and/or other shareholder services.

Additionally, shareholders of the Value Fund who held shares of that Fund prior to October 31, 2004 may purchase Class L shares of the Value Fund.

Shareholder and Distribution Fees. Class L shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of your money is invested in the Fund or Funds of your choice. Class L shares do not have deferred sales charges or any Rule 12b-1 fees.

Class A and Class N Shares

Eligible Purchasers.  Class A and Class N shares may be purchased by:

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans;

•	Individual retirement accounts described in Code Section 408; and

•	Other institutional investors, nonqualified deferred compensation plans and voluntary employees’ beneficiary associations described in Code Section 501(c)(9).

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class A or Class N shares. There is no minimum plan or institutional investor size to purchase Class A or Class N shares.

Additionally, shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004 may purchase Class A shares of the Small Company Opportunities Fund.

Class A and Class N shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Distribution and Service (Rule 12b-1) Fees.  Class A shares are sold at net asset value per share plus an initial sales charge. Class N shares are sold at net asset value per share without an initial sales charge. Therefore, for Class N shares, 100% of your money is invested in the Fund or Funds of your choice. The Funds have adopted Rule 12b-1 Plans for Class A and Class N shares of the Funds.

Under the Class A Plans, each Fund is permitted to pay distribution and service fees at the annual rate of .25%, in the aggregate, of that Fund’s average daily net assets attributable to Class A shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection

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with the distribution and marketing of Class A shares and for related expenses. Services fees may be paid to brokers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses. Compensation under the Plans for service fees will be paid to MassMutual, through MML Distributors, LLC (the “Distributor”), and compensation under the Plans for distribution fees will be paid to the Distributor. MassMutual and the Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to the brokers or other intermediaries. MassMutual may pay any Class A 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual will pay the service fees on a quarterly basis.

Under the Class N Plans, each Fund pays the Distributor an annual distribution fee of .25%. Each Fund also pays .25% in services fees to MassMutual each year under the Plans. MassMutual will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing personal services to Class N shareholders and/or maintaining Class N shareholder accounts and for related expenses. MassMutual may pay the .25% service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis. The Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class N shares and for related expenses.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class A and Class N shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class N, Class A and Class L shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class N and Class A shares, including any advance of 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class S, Class Y, Class L, Class A or Class N shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class S, Class Y, Class L, Class A or Class N shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class S, Class Y or Class L shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class A or Class N shares is described above under “Distribution and Service (Rule 12b-1) Fees”. Where Class S, Class Y, Class L, Class A or Class N shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class S, Class Y, Class L, Class A or Class N shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that result in the sale of certain of MassMutual’s variable annuity contracts. The Funds are underlying investment options for these contracts.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans that own MassMutual’s variable annuity contracts;

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•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•	Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms for the sale of its variable annuity contracts or with other marketing or administrative services with respect to these contracts; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Global Fund, International Equity Fund or Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into the Global Fund, International Equity Fund or Focused International Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account-related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

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The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will place trades by telephone or in writing directly with Investors Bank & Trust Company (“IBT”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to IBT. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone are able to do so through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to IBT. Transaction orders placed in writing should be addressed to Investors Bank & Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•	A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•	The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•	The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to IBT.

Initial Sales Charges

Class A shares are sold at their offering price, which is normally NAV plus an initial sales charge. However, in some cases, as described below, purchases are not subject to an initial sales charge, and the offering price will be the NAV. In other cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire sales charge as a concession to dealers. The current sales charge rates and

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concessions paid to dealers and brokers are as follows:

Front-End Sales Charge (As a Percentage of Offering Price) /
Front-End Sales Charge (As a Percentage of Net Amount
Invested) / Concession (As a Percentage of Offering Price) for
Different Purchase Amounts:
Price Breakpoints	General Equity	General Taxable Bond	Shorter- Term Bond
Less than $25,000	5.75%/ 6.10%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$25,000- $49,999	5.50%/ 5.82%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$50,000- $99,999	4.75%/ 4.99%/ 4.00%	4.50%/ 4.71%/ 3.75%	3.50%/ 3.63%/ 3.00%
$100,000-$249,999	3.75%/ 3.90%/ 3.00%	3.50%/ 3.63%/ 2.75%	3.00%/ 3.09%/ 2.50%
$250,000-$499,999	2.50%/ 2.56%/ 2.00%	2.00%/ 2.04%/ 2.25%	2.50%/ 2.56%/ 2.00%
$500,000-$999,999	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.50%
$1,000,000 or more	None/ None/ 1.00%	None/ None/ 1.00%	None/ None/ .50%

A reduced sales charge may be obtained for Class A shares under the Funds’ “Rights of Accumulation” because of the economies of sale efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.

To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you can add together:

•	Current purchases of Class A shares of more than one Fund subject to an initial sales charge to reduce the sales charge rate that applies to current purchases of Class A shares; and

•	Class A shares of Funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in the previously purchased Funds.

The Distributor will add the value, at current offering price, of the Class A shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request the reduced sales charge when you buy Class A shares and inform your broker-dealer or other financial intermediary of Class A shares of any other Funds that you own. Information regarding reduced sales charges can be found on the MassMutual website at www.massmutual.com/retire.

There is an initial sales charge on the purchase of Class A shares of each of the MassMutual Premier Funds except the Money Market Fund.

Contingent Deferred Sales Charges

There is no initial sales charge on purchases of Class A shares of any one or more of the Funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 1.0% or .50% of purchases of $1 million or more as shown in the above table. The concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request).

If Class N shares are redeemed within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request). The Class N contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Class N shares.

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All contingent deferred sales charges will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in net asset value over the initial purchase price,

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described below.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

Waivers of Class A Initial Sales Charges

The Class A sales charges will be waived for shares purchased in the following types of transactions:

•	Purchases into insurance company separate investment accounts.

•	Purchases into Retirement Plans or other employee benefit plans.

•	Purchases of Class A shares aggregating $1 million or more.

•	Purchases into accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Purchases into accounts for which no sales concession is paid to any broker-dealer or other financial intermediary at the time of sale.

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

•	Class A shares of the Small Company Opportunities Fund sold to shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004.

Waivers of Class A and Class N Contingent Deferred Sales Charges

The Class A and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.	Waivers for Redemptions in Certain Cases.

The Class A and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•	Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•	Redemptions of Class A and Class N shares under an Automatic Withdrawal Plan from an

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account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

•	Redemptions of Class A shares of the Small Company Opportunities Fund by shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004

B.	Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class A and Class N shares sold or issued in the following cases:

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

[1]	The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

Determining Net Asset Value

The Trust calculates the Net Asset Value (“NAV”) of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential

–  81  –

tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning on or before December 31, 2008. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be

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subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Shareholders of the Funds other than the Global Fund, the International Equity Fund and the Focused International Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the Global Fund, the International Equity Fund and the Focused International Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 signed by President Bush on October 22, 2004, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund is no longer required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses that the Fund properly designates nor with respect to distributions of U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person. This provision first applies to a Fund in its taxable year beginning November 1, 2005.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). The Mid-Cap Value Fund and Focused International Fund each commenced operations December 1, 2005 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MONEY MARKET FUND

	Class A
	Year ended 10/31/05	Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†		Year ended 12/31/01†		Year ended 12/31/00†
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income	0.02 ***	0.00	***††	0.00	***††	0.01	***	0.03	***	0.06	***
Net realized and unrealized gain (loss) on investments	0.00	0.00	††	0.00	††	0.00	††	0.00	††	(0.00	)††

Total income from investment operations	0.02	0.00		0.00		0.01		0.03		0.06

Less distributions to shareholders:
From net investment income	(0.02)	(0.00	)††	(0.00	)††	(0.01)		(0.03)		(0.06)
From net realized gains	-	(0.00	)††	(0.00	)††	-		-		-

Total distributions	(0.02)	-		(0.00)		(0.01)		(0.03)		(0.06)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(a)	2.09%	0.28%	**	0.20%		0.92%		3.62%		5.84%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$90,342	$82,439		$78,968		$90,331		$90,121		$29,149
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%	0.98%	*	0.95%		0.95%		0.96%		0.95%
After expense waiver#	0.77%	0.86%	*	0.94%		N/A		N/A		N/A
Net investment income to average daily net assets	2.07%	0.34%	*	0.21%		0.92%		3.28%		5.95%

	Class L
	Year ended 10/31/05	Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†		Year ended 12/31/01†		Year ended 12/31/00†
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00		$0.99

Income (loss) from investment operations:
Net investment income	0.02 ***	0.00	***††	0.00	***††	0.01	***	0.04	***	0.07	***
Net realized and unrealized gain (loss) on investments	0.00	0.00	††	0.00	††	0.00	††	0.00	††	(0.00	)††

Total income from investment operations	0.02	0.00		0.00		0.01		0.04		0.07

Less distributions to shareholders:
From net investment income	(0.02)	(0.00	)††	(0.00	)††	(0.01)		(0.04)		(0.06)
From net realized gains	-	(0.00	)††	(0.00	)††	-		-		-

Total distributions	(0.02)	-		(0.00)		(0.01)		(0.04)		(0.06)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(a)	2.34%	0.47%	**	0.44%		1.19%		3.88%		6.07%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$63,462	$61,345		$55,400		$66,906		$53,151		$24,010
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.74%	*	0.70%		0.70%		0.71%		0.70%
After expense waiver#	0.52%	0.63%	*	N/A		N/A		N/A		N/A
Net investment income to average daily net assets	2.32%	0.56%	*	0.44%		1.17%		3.58%		6.25%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.
++	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003, the period ended October 31, 2004, and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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MONEY MARKET FUND

	Class Y
	Year ended 10/31/05	Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†		Year ended 12/31/00†
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00		$0.99

Income (loss) from investment operations:
Net investment income	0.02 ***	0.01	***	0.01	***	0.01 ***	0.04	***	0.06	***
Net realized and unrealized gain (loss) on investments	0.00	0.00	††	0.00	††	0.01	0.00	††	(0.00	)††

Total income from investment operations	0.02	0.01		0.01		0.02	0.04		0.06

Less distributions to shareholders:
From net investment income	(0.02)	(0.01)		(0.01)		(0.02)	(0.04)		(0.05)
From net realized gains	-	(0.00	)††	(0.00	)††	-	-		-

Total distributions	(0.02)	(0.01)		(0.01)		(0.02)	(0.04)		(0.05)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Total Return(a)	2.31%	0.51%	**	0.59%		1.33%	4.04%		6.25%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$76,384	$123,384		$90,362		$107,089	$84,481		$62,858
Ratio of expenses to average daily net assets:
Before expense waiver	0.55%	0.59%		0.55%		0.55%	0.56%		0.55%
After expense waiver#	0.55%	N/A		N/A		N/A	N/A		N/A
Net investment income to average daily net assets	2.20%	0.64%	*	0.59%		1.31%	3.87%		6.15%

	Class S
	Year ended 10/31/05	Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†		Year ended 12/31/00†
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00		$0.99

Income (loss) from investment operations:
Net investment income	0.02 ***	0.01	***	0.01	***	0.01 ***	0.04	***	0.06	***
Net realized and unrealized gain (loss) on investments	0.00	0.00	††	0.00	††	0.01	0.00	††	(0.00	)††

Total income from investment operations	0.02	0.01		0.01		0.02	0.04		0.06

Less distributions to shareholders:
From net investment income	(0.02)	(0.01)		(0.01)		(0.02)	(0.04)		(0.05)
From net realized gains	-	(0.00	)††	(0.00	)††	-	-		-

Total distributions	(0.02)	(0.01)		(0.01)		(0.02)	(0.04)		(0.05)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Total Return(a)	2.42%	0.59%	**	0.69%		1.42%	4.14%		6.37%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$214,152	$255,835		$269,275		$332,076	$392,587		$389,011
Ratio of expenses to average daily net assets:
Before expense waiver	0.45%	0.48%		0.45%		0.45%	0.45%		0.45%
After expense waiver#	0.45%	N/A		N/A		N/A	N/A		N/A
Net investment income to average daily net assets	2.36%	0.70%	*	0.70%		1.43%	4.03%		6.22%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
++	For the period from January 1, 2004 through October 31, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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SHORT-DURATION BOND FUND

	Class A
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.52	$10.27		$10.34	$10.03	$9.98	$9.98

Income (loss) from investment operations:
Net investment income	0.32 ***	0.27	***	0.34 ***	0.40 ***	0.49 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	(0.23)	(0.02)		(0.01)	0.32	0.10	(0.03)

Total income from investment operations	0.09	0.25		0.33	0.72	0.59	0.60

Less distributions to shareholders:
From net investment income	(0.37)	-		(0.40)	(0.41)	(0.54)	(0.60)
From net realized gains	(0.03)	-		-	-	-	-

Total distributions	(0.40)	-		(0.40)	(0.41)	(0.54)	(0.60)

Net asset value, end of period	$10.21	$10.52		$10.27	$10.34	$10.03	$9.98

Total Return(a)	0.88% (c)	2.43%	(c)**	3.22%	7.19%	5.94%	6.04%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$64,617	$59,552		$43,144	$21,199	$11,473	$5,359
Ratio of expenses to average daily net assets:
Before expense waiver	0.99%	0.99%	*	0.99%	0.99%	0.99%	0.99%
After expense waiver#	0.92%	0.95%	*	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.17%	3.14%	*	3.20%	3.88%	4.67%	6.08%
Portfolio turnover rate	114%	78%	**	41%	19%	24%	55%

	Class L
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.53	$10.27		$10.32	$10.01	$9.95	$9.92

Income (loss) from investment operations:
Net investment income	0.35 ***	0.29	***	0.36 ***	0.43 ***	0.51 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	(0.23)	(0.03)		0.01	0.32	0.10	(0.00)†

Total income from investment operations	0.12	0.26		0.37	0.75	0.61	0.63

Less distributions to shareholders:
From net investment income	(0.39)	-		(0.42)	(0.44)	(0.55)	(0.60)
From net realized gains	(0.03)	-		-	-	-	-

Total distributions	(0.42)	-		(0.42)	(0.44)	(0.55)	(0.60)

Net asset value, end of period	$10.23	$10.53		$10.27	$10.32	$10.01	$9.95

Total Return(a)	1.20%	2.53%	**	3.55%	7.47%	6.16%	6.37%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$196,942	$196,397		$183,757	$139,555	$77,789	$45,694
Ratio of expenses to average daily net assets:
Before expense waiver	0.74%	0.74%	*	0.74%	0.74%	0.74%	0.74%
After expense waiver#	0.67%	0.70%	*	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.44%	3.35%	*	3.46%	4.13%	4.96%	6.14%
Portfolio turnover rate	114%	78%	**	41%	19%	24%	55%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net realized and unrealized loss on investments is less than $0.01 per share.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%
(c)	Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

–  86  –

SHORT-DURATION BOND FUND

	Class Y
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.58	$10.30		$10.37	$10.05	$9.99	$9.96

Income (loss) from investment operations:
Net investment income	0.36 ***	0.30	***	0.38 ***	0.44 ***	0.53 ***	0.65 ***
Net realized and unrealized gain (loss) on investments	(0.24)	(0.02)		(0.02)	0.34	0.10	(0.01)

Total income from investment operations	0.12	0.28		0.36	0.78	0.63	0.64

Less distributions to shareholders:
From net investment income	(0.40)	-		(0.43)	(0.46)	(0.57)	(0.61)
From net realized gains	(0.03)	-		-	-	-	-

Total distributions	(0.43)	-		(0.43)	(0.46)	(0.57)	(0.61)

Net asset value, end of period	$10.27	$10.58		$10.30	$10.37	$10.05	$9.99

Total Return(a)	1.17%	2.72%	**	3.50%	7.73%	6.35%	6.44%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$68,287	$49,563		$55,458	$42,750	$14,733	$6,644
Ratio of expenses to average daily net assets:
Before expense waiver	0.59%	0.59%	*	0.59%	0.59%	0.59%	0.58%
After expense waiver#	0.59%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.48%	3.45%	*	3.60%	4.24%	5.08%	6.26%
Portfolio turnover rate	114%	78%	**	41%	19%	24%	55%

	Class S
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.64	$10.36		$10.41	$10.08	$10.01	$9.97

Income (loss) from investment operations:
Net investment income	0.37 ***	0.30	***	0.39 ***	0.45 ***	0.54 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	(0.24)	(0.02)		(0.01)	0.33	0.10	0.02

Total income from investment operations	0.13	0.28		0.38	0.78	0.64	0.65

Less distributions to shareholders:
From net investment income	(0.40)	-		(0.43)	(0.45)	(0.57)	(0.61)
From net realized gains	(0.03)	-		-	-	-	-

Total distributions	(0.43)	-		(0.43)	(0.45)	(0.57)	(0.61)

Net asset value, end of period	$10.34	$10.64		$10.36	$10.41	$10.08	$10.01

Total Return(a)	1.33%	2.70%	**	3.68%	7.75%	6.42%	6.48%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$157,275	$128,695		$127,246	$146,276	$161,988	$182,669
Ratio of expenses to average daily net assets:
Before expense waiver	0.54%	0.54%	*	0.54%	0.54%	0.54%	0.54%
After expense waiver#	0.54%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.54%	3.48%	*	3.67%	4.38%	5.19%	6.15%
Portfolio turnover rate	114%	78%	**	41%	19%	24%	55%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%.

–  87  –

SHORT-DURATION BOND FUND

	Class N
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.47	$10.25		$10.30		$10.31

Income (loss) from investment operations:
Net investment income (loss)	0.24 ***	0.25	***	0.31	***	(0.00	)***†
Net realized and unrealized loss on investments	(0.19)	(0.03)		(0.00	)†	(0.01)

Total income (loss) from investment operations	0.05	0.22		0.31		(0.01)

Less distributions to shareholders:
From net investment income	(0.33)	-		(0.36)		-
From net realized gains	(0.03)	-		-		-

Total distributions	(0.36)	-		(0.36)		-

Net asset value, end of period	$10.16	$10.47		$10.25		$10.30

Total Return(a)	0.62% (b)	2.15%	(b)**	2.98%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$103	$106		$104		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.29%	1.29%	*	1.29%		-	‡
After expense waiver#	1.22%	1.25%	*	N/A		N/A
Net investment income to average daily net assets	2.39%	2.92%	*	2.92%		-	‡
Portfolio turnover rate	114%	78%	**	41%		19%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.
+	For the period from January 1,2004 through October 31, 2004.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charges and would be lower for the periods presented if they reflected these charges.

–  88  –

INFLATION-PROTECTED BOND FUND

	Class A
	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.60	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.69 ***	0.36	***	-
Net realized and unrealized gain (loss) on investments	(0.48)	0.24		-

Total income from investment operations	0.21	0.60		0.00

Less distributions to shareholders:
From net investment income	(0.29)	-		-
From net realized gains	(0.01)	-		-

Total distributions	(0.30)	-		-

Net asset value, end of period	$10.51	$10.60		$10.00

Total Return(a)	1.95% (b)	6.00%	**(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$15,983	$4,447		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.04%	1.11%	*	-	‡
After expense waiver#	N/A	1.08%	*	N/A	‡
Net investment income to average daily net assets	6.52%	4.11%	*	0.00%	‡
Portfolio turnover rate	7%	4%	**	N/A

	Class L
	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.66	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.46 ***	0.33	***	-
Net realized and unrealized gain (loss) on investments	(0.23)	0.33		-

Total income from investment operations	0.23	0.66		0.00

Less distributions to shareholders:
From net investment income	(0.29)	-		-
From net realized gains	(0.01)	-		-

Total distributions	(0.30)	-		-

Net asset value, end of period	$10.59	$10.66		$10.00

Total Return(a)	2.22%	6.60%	**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,977	$2,095		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%	0.86%	*	-	‡
After expense waiver#	N/A	0.83%	*	N/A	‡
Net investment income to average daily net assets	4.32%	3.82%	*	0.00%	‡
Portfolio turnover rate	7%	4%	**	N/A

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2003.
††	For the period from January 1, 2004 through October 31, 2004.
‡	Amounts are de minimis due to short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended December 31, 2003 and the period ended October 31, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the periods presented if it reflected these charges.

–  89  –

INFLATION-PROTECTED BOND FUND

	Class Y
	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.67	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	(0.31)	0.33		-

Total income from investment operations	0.25	0.67		0.00

Less distributions to shareholders:
From net investment income	(0.30)	-		-
From net realized gains	(0.01)	-		-

Total distributions	(0.31)	-		-

Net asset value, end of period	$10.61	$10.67		$10.00

Total Return(a)	2.32%	6.70%	**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$79,985	$66,938		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.64%	0.71%	*	-	‡
After expense waiver#	N/A	0.68%	*	N/A	‡
Net investment income to average daily net assets	5.27%	3.92%	*	0.00%	‡
Portfolio turnover rate	7%	4%	**	N/A

	Class S
	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.68	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	(0.30)	0.34		-

Total income from investment operations	0.26	0.68		0.00

Less distributions to shareholders:
From net investment income	(0.30)	-		-
From net realized gains	(0.01)	-		-

Total distributions	(0.31)	-		-

Net asset value, end of period	$10.63	$10.68		$10.00

Total Return(a)	2.49%	6.80%	**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$141,438	$84,021		$10,521
Ratio of expenses to average daily net assets:
Before expense waiver	0.54%	0.61%	*	-	‡
After expense waiver#	N/A	0.58%	*	N/A	‡
Net investment income to average daily net assets	5.24%	3.90%	*	0.00%	‡
Portfolio turnover rate	7%	4%	**	N/A

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2003.
††	For the period from January 1, 2004 through October 31, 2004.
‡	Amounts are de minimis due to short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended December 31, 2003 and the period ended October 31, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  90  –

INFLATION-PROTECTED BOND FUND

	Class N
	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.61	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.48 ***	0.22	***	-
Net realized and unrealized gain (loss) on investments	(0.31)	0.39		-

Total income from investment operations	0.17	0.61		0.00

Less distributions to shareholders:
From net investment income	(0.22)	-		-
From net realized gains	(0.01)	-		-

Total distributions	(0.23)	-		-

Net asset value, end of period	$10.55	$10.61		$10.00

Total Return(a)	1.60% (b)	6.10%	**(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$113	$107		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%	1.41%	*	-	‡
After expense waiver#	N/A	1.38%	*	N/A	‡
Net investment income to average daily net assets	4.49%	2.62%	*	0.00%	‡
Portfolio turnover rate	7%	4%	**	N/A

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2003.
††	For the period from January 1, 2004 through October 31, 2004.
‡	Amounts are de minimis due to short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended December 31, 2003 and the period ended October 31, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the periods presented if it reflected these charges.

–  91  –

CORE BOND FUND

	Class A
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.88	$10.93		$11.18	$10.76	$10.65	$10.12

Income (loss) from investment operations:
Net investment income	0.39 ***	0.31	***	0.36 ***	0.48 ***	0.56 ***	0.65 ***
Net realized and unrealized gain (loss) on investments	(0.32)	0.10		0.17	0.42	0.21	0.42

Total income from investment operations	0.07	0.41		0.53	0.90	0.77	1.07

Less distributions to shareholders:
From net investment income	(0.07)	(0.36)		(0.63)	(0.45)	(0.57)	(0.54)
From net realized gains	-	(0.10)		(0.15)	(0.03)	(0.09)	-

Total distributions	(0.07)	(0.46)		(0.78)	(0.48)	(0.66)	(0.54)

Net asset value, end of period	$10.88	$10.88		$10.93	$11.18	$10.76	$10.65

Total Return(a)	0.64% (c)	3.74%	**(c)	4.78%	8.28%	7.32%	10.62%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$239,708	$227,160		$204,591	$156,727	$61,179	$13,435
Ratio of expenses to average daily net assets:
Before expense waiver	1.03%	1.05%	*	1.04%	1.04%	1.05%	1.04%
After expense waiver#	0.95%	1.00%	*	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.62%	3.40%	*	3.17%	4.34%	5.03%	6.02%
Portfolio turnover rate	219%	178%	**	146%	187%	68%	39%

	Class L
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.94	$10.98		$11.22	$10.79	$10.66	$10.11

Income (loss) from investment operations:
Net investment income	0.42 ***	0.33	***	0.39 ***	0.52 ***	0.60 ***	0.66 ***
Net realized and unrealized gain (loss) on investments	(0.33)	0.11		0.18	0.40	0.21	0.44

Total income from investment operations	0.09	0.44		0.57	0.92	0.81	1.10

Less distributions to shareholders:
From net investment income	(0.08)	(0.38)		(0.66)	(0.46)	(0.59)	(0.55)
From net realized gains	-	(0.10)		(0.15)	(0.03)	(0.09)	-

Total distributions	-	(0.48)		(0.81)	(0.49)	(0.68)	(0.55)

Net asset value, end of period	$10.95	$10.94		$10.98	$11.22	$10.79	$10.66

Total Return(a)	0.79%	4.02%	**	5.09%	8.49%	7.62%	10.85%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$385,684	$405,695		$348,158	$289,553	$174,896	$66,686
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%	0.80%	*	0.79%	0.79%	0.80%	0.79%
After expense waiver#	0.71%	0.75%	*	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.86%	3.62%	*	3.42%	4.62%	5.32%	6.21%
Portfolio turnover rate	219%	178%	**	146%	187%	68%	39%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  92  –

CORE BOND FUND

	Class Y
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.97	$11.01		$11.25	$10.82	$10.68	$10.12

Income (loss) from investment operations:
Net investment income	0.43 ***	0.34	***	0.41 ***	0.54 ***	0.62 ***	0.68 ***
Net realized and unrealized gain (loss) on investments	(0.33)	0.11		0.17	0.40	0.21	0.43

Total income from investment operations	0.10	0.45		0.58	0.94	0.83	1.11

Less distributions to shareholders:
From net investment income	(0.08)	(0.39)		(0.67)	(0.48)	(0.60)	(0.55)
From net realized gains	-	(0.10)		(0.15)	(0.03)	(0.09)	-

Total distributions	-	(0.49)		(0.82)	(0.51)	(0.69)	(0.55)

Net asset value, end of period	$10.99	$10.97		$11.01	$11.25	$10.82	$10.68

Total Return(a)	0.90%	4.11%	**	5.23%	8.61%	7.84%	11.01%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$214,159	$200,216		$153,913	$172,997	$108,395	$49,579
Ratio of expenses to average daily net assets:
Before expense waiver	0.64%	0.65%	*	0.64%	0.64%	0.65%	0.64%
After expense waiver#	0.64%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.93%	3.71%	*	3.58%	4.79%	5.49%	6.37%
Portfolio turnover rate	219%	178%	**	146%	187%	68%	39%

	Class S
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.02	$11.06		$11.29	$10.85	$10.70	$10.14

Income (loss) from investment operations:
Net investment income	0.44 ***	0.35	***	0.42 ***	0.54 ***	0.63 ***	0.68 ***
Net realized and unrealized gain (loss) on investments	(0.34)	0.10		0.18	0.41	0.21	0.43

Total income from investment operations	0.10	0.45		0.60	0.95	0.84	1.11

Less distributions to shareholders:
From net investment income	(0.08)	(0.39)		(0.68)	(0.48)	(0.60)	(0.55)
From net realized gains	-	(0.10)		(0.15)	(0.03)	(0.09)	-

Total distributions	-	(0.49)		(0.83)	(0.51)	(0.69)	(0.55)

Net asset value, end of period	$11.04	$11.02		$11.06	$11.29	$10.85	$10.70

Total Return(a)	1.00%	4.11%	**	5.32%	8.71%	7.92%	10.99%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$828,275	$780,442		$814,837	$1,252,515	$887,641	$758,554
Ratio of expenses to average daily net assets:
Before expense waiver	0.59%	0.60%	*	0.59%	0.59%	0.60%	0.59%
After expense waiver#	0.59%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.98%	3.75%	*	3.62%	4.83%	5.61%	6.38%
Portfolio turnover rate	219%	178%	**	146%	187%	68%	39%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  93  –

CORE BOND FUND

	Class N
	Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Period ended 12/31/02+
Net asset value, beginning of period	$10.79		$10.84		$11.15	$11.16

Income (loss) from investment operations:
Net investment income (loss)	0.36	***	0.29	***	0.34 ***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(0.33)		0.08		0.16	(0.01)

Total income (loss) from investment operations	0.03		0.37		0.50	(0.01)

Less distributions to shareholders:
From net investment income	(0.06)		(0.32)		(0.66)	-
From net realized gains	-		(0.10)		(0.15)	-

Total distributions	-		(0.42)		(0.81)	-

Net asset value, end of period	$10.76		$10.79		$10.84	$11.15

Total Return(a)	0.30%	(b)	3.45%	**(b)	4.51% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,367		$1,107		$1,215	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.36%		1.34%	*	1.36%	-	‡
After expense waiver#	1.28%		1.30%	*	N/A	N/A
Net investment income to average daily net assets	3.30%		3.13%	*	2.94%	-	‡
Portfolio turnover rate	219%		178%	**	146%	187%

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	Class N commenced operations on December 31, 2002.
++	For the period January 1, 2004 through October 31, 2004.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  94  –

DIVERSIFIED BOND FUND

	Class A
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.07	$10.63		$10.04	$9.69	$9.57	$9.56

Income (loss) from investment operations:
Net investment income	0.39 ***	0.33	***	0.44 ***	0.46 ***	0.57 ***	0.62	***
Net realized and unrealized gain (loss) on investments	(0.30)	0.11		0.36	0.29	0.08	0.02

Total income from investment operations	0.09	0.44		0.80	0.75	0.65	0.64

Less distributions to shareholders:
From net investment income	(0.36)	-		(0.18)	(0.40)	(0.53)	(0.63)
Tax return of capital	-	-		-	-	-	(0.00	)†
From net realized gains	(0.05)	-		(0.03)	-	-	-

Total distributions	(0.41)	-		(0.21)	(0.40)	(0.53)	(0.63)

Net asset value, end of period	$10.75	$11.07		$10.63	$10.04	$9.69	$9.57

Total Return(a)	0.83% (c)	4.14%	**(c)	7.95%	7.78%	6.69%	6.81%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$38,218	$26,001		$12,221	$18,401	$4,094	$312
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%	1.11%	*	1.14%	1.16%	1.11%	1.12%
After expense waiver#	0.99%	1.01%	*	N/A	1.15%	1.09%	1.11%
Net investment income to average daily net assets	3.61%	3.70%	*	4.17%	4.61%	5.70%	6.27%
Portfolio turnover rate	137%	84%	**	105%	76%	62%	15%

	Class L
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.02	$10.56		$10.10	$9.66	$9.57	$9.56

Income (loss) from investment operations:
Net investment income	0.41 ***	0.35	***	0.43 ***	0.51 ***	0.58 ***	0.64	***
Net realized and unrealized gain (loss) on investments	(0.29)	0.11		0.35	0.33	0.07	0.03

Total income from investment operations	0.12	0.46		0.78	0.84	0.65	0.67

Less distributions to shareholders:
From net investment income	(0.38)	-		(0.29)	(0.40)	(0.56)	(0.66)
Tax return of capital	-	-		-	-	-	(0.00	)†
From net realized gains	(0.05)	-		(0.03)	-	-	-

Total distributions	(0.43)	-		(0.32)	(0.40)	(0.56)	(0.66)

Net asset value, end of period	$10.71	$11.02		$10.56	$10.10	$9.66	$9.57

Total Return(a)	1.13%	4.36%	**	8.36%	8.09%	6.87%	6.99%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$138,848	$117,093		$64,281	$632	$4,026	$283
Ratio of expenses to average daily net assets:
Before expense waiver	0.91%	0.86%	*	0.90%	0.90%	0.86%	0.88%
After expense waiver#	0.75%	0.76%	*	N/A	0.90%	0.84%	0.88%
Net investment income to average daily net assets	3.84%	3.93%	*	3.99%	5.17%	5.75%	6.53%
Portfolio turnover rate	137%	84%	**	105%	76%	62%	15%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from tax return of capital is less than $0.01 per share.
+	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001, the period January 1, 2002 through April 30, 2002, the period ended October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)	Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

–  95  –

DIVERSIFIED BOND FUND

	Class Y
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.07	$10.61		$10.07	$9.70	$9.58	$9.56

Income (loss) from investment operations:
Net investment income	0.43 ***	0.36	***	0.47 ***	0.50 ***	0.61 ***	0.65	***
Net realized and unrealized gain (loss) on investments	(0.31)	0.10		0.39	0.30	0.06	0.02

Total income from investment operations	0.12	0.46		0.86	0.80	0.67	0.67

Less distributions to shareholders:
From net investment income	(0.38)	-		(0.29)	(0.43)	(0.55)	(0.65)
Tax return of capital	-	-		-	-	-	(0.00	)†
From net realized gains	(0.05)	-		(0.03)	-	-	-

Total distributions	(0.43)	-		(0.32)	(0.43)	(0.55)	(0.65)

Net asset value, end of period	$10.76	$11.07		$10.61	$10.07	$9.70	$9.58

Total Return(a)	1.15%	4.34%	**	8.41%	8.30%	6.96%	7.15%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$10,329	$7,221		$6,975	$3,979	$313	$231
Ratio of expenses to average daily net assets:
Before expense waiver	0.75%	0.71%	*	0.74%	0.75%	0.71%	0.73%
After expense waiver#	0.74%	N/A		N/A	0.74%	0.69%	0.72%
Net investment income to average daily net assets	4.00%	3.96%	*	4.44%	4.99%	6.10%	6.64%
Portfolio turnover rate	137%	84%	**	105%	76%	62%	15%

	Class S
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.10	$10.64		$10.10	$9.71	$9.59	$9.56

Income (loss) from investment operations:
Net investment income	0.44 ***	0.36	***	0.48 ***	0.53 ***	0.61 ***	0.66	***
Net realized and unrealized gain (loss) on investments	(0.31)	0.10		0.38	0.29	0.07	0.03

Total income from investment operations	0.13	0.46		0.86	0.82	0.68	0.69

Less distributions to shareholders:
From net investment income	(0.39)	-		(0.29)	(0.43)	(0.56)	(0.66)
Tax return of capital	-	-		-	-	-	(0.00	)†
From net realized gains	(0.05)	-		(0.03)	-	-	-

Total distributions	(0.44)	-		(0.32)	(0.43)	(0.56)	(0.66)

Net asset value, end of period	$10.79	$11.10		$10.64	$10.10	$9.71	$9.59

Total Return(a)	1.10%	4.42%	**	8.48%	8.41%	7.11%	7.19%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$157,993	$104,200		$74,735	$39,147	$29,054	$26,790
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.66%	*	0.69%	0.70%	0.66%	0.69%
After expense waiver#	0.69%	N/A		N/A	0.70%	0.64%	0.68%
Net investment income to average daily net assets	4.06%	4.02%	*	4.57%	5.31%	6.13%	6.71%
Portfolio turnover rate	137%	84%	**	105%	76%	62%	15%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from tax return of capital is less than $0.01 per share.
+	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001, the period January 1, 2002 through April 30, 2002 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  96  –

DIVERSIFIED BOND FUND

	Class N
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Period ended 12/31/02++
Net asset value, beginning of period	$10.96	$10.55		$10.02	$10.03

Income (loss) from investment operations:
Net investment income	0.36 ***	0.30	***	0.40 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.30)	0.11		0.37	(0.01)

Total income (loss) from investment operations	0.06	0.41		0.77	(0.01)

Less distributions to shareholders:
From net investment income	(0.32)	-		(0.21)	-
From net realized gains	(0.05)	-		(0.03)	-

Total distributions	(0.37)	-		(0.24)	-

Net asset value, end of period	$10.65	$10.96		$10.55	$10.02

Total Return(a)	0.56% (b)	3.89%	**(b)	7.65% (b)	-	‡
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,245	$128		$111	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.45%	1.41%	*	1.44%	-	‡
After expense waiver#	1.29%	1.32%	*	N/A	N/A
Net investment income to average daily net assets	3.33%	3.34%	*	3.86%	-	‡
Portfolio turnover rate	137%	84%	**	105%	76%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income is less than $0.01 per share.
+	For the period January 1, 2004 through October 31, 2004.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

–  97  –

STRATEGIC INCOME FUND

	Class A		Class L		Class Y		Class S		Class N
	Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†
Net asset value, beginning of year	$10.00		$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.28	***	0.35	***	0.36	***	0.36	***	0.31	***
Net realized and unrealized loss on investments	(0.25)		(0.30)		(0.30)		(0.29)		(0.30)

Total income from investment operations	0.03		0.05		0.06		0.07		0.01

Net asset value, end of year	$10.03		$10.05		$10.06		$10.07		$10.01

Total Return(a)	0.30%	**(b)	0.50%	**	0.60%	**	0.70%	**	0.10%	**(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$4,896		$241,273		$11,473		$101		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	*	0.98%	*	0.85%	*	0.77%	*	1.52%	*
After expense waiver#	1.16%	*	0.89%	*	0.76%	*	0.71%	*	1.38%	*
Net investment income to average daily net assets	3.30%	*	4.22%	*	4.26%	*	4.33%	*	3.67%	*
Portfolio turnover rate	159%	**	159%	**	159%	**	159%	**	159%	**

*	Annualized.
**	Percentage represents the results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these charges.

–  98  –

HIGH YIELD FUND

	Class A	Class L
	Year ended 10/31/05†	Year ended 10/31/05†
Net asset value, beginning of period	$10.39	$10.39

Income (loss) from investment operations:
Net investment income	0.74 *	0.76 *
Net realized and unrealized loss on investments	(0.37)	(0.36)

Total income from investment operations	0.37	0.40

Less distributions to shareholders:
From net investment income	(0.12)	(0.12)

Net asset value, end of period	$10.64	$10.67

Total Return(a)	3.56% (b)	3.78%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$5,660	$369
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%	0.91%
After expense waiver#	1.15%	0.90%
Net investment income to average daily net assets	6.98%	7.18%
Portfolio turnover rate	59%	59%

	Class Y
	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02(c)	Year ended 10/31/01
Net asset value, beginning of period	$10.39	$10.05	$8.27	$8.94	$9.88

Income (loss) from investment operations:
Net investment income	0.77 *	0.84	0.82	0.74	0.79
Net realized and unrealized gain (loss) on investments	(0.37)	0.35	1.79	(0.67)	(0.94)

Total income (loss) from investment operations	0.40	1.19	2.61	0.07	(0.15)

Less distributions to shareholders:
From net investment income	(0.12)	(0.85)	(0.83)	(0.74)	(0.79)
From net realized gains	-	-	-	(0.00)+	-

Total distributions	(0.12)	(0.85)	(0.83)	(0.74)	(0.79)

Net asset value, end of period	$10.67	$10.39	$10.05	$8.27	$8.94

Total Return	3.92% (a)	12.32%	33.04%	0.48%	(1.58)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$64,235	$78,901	$50,552	$25,704	$24,637
Ratio of expenses to average daily net assets:
Before expense waiver	0.75%	0.78%	1.02%	1.04%	1.07%
After expense waiver#	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income to average daily net assets	7.29%	8.30%	8.98%	8.43%	8.35%
Portfolio turnover rate	59%	70%	103%	73%	77%

*	Per share amount calculated on the average shares method.
†	Class A and Class L commenced operations on November 1, 2004.
+	Distributions from net realized gains are less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.
(c)	The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share, and a decrease of the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

–  99  –

HIGH YIELD FUND

	Class S	Class N
	Year ended 10/31/05†	Year ended 10/31/05†
Net asset value, beginning of period	$10.39	$10.39

Income (loss) from investment operations:
Net investment income	0.78 *	0.70	*
Net realized and unrealized loss on investments	(0.37)	(0.36)

Total income from investment operations	0.41	0.34

Less distributions to shareholders:
From net investment income	(0.13)	(0.11)

Net asset value, end of period	$10.67	$10.62

Total Return(a)	3.96%	3.25%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$24,644	$109
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	1.45%
After expense waiver#	0.70%	1.45%
Net investment income to average daily net assets	7.37%	6.60%
Portfolio turnover rate	59%	59%

*	Per share amount calculated on the average shares method.
†	Class S and Class N commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

–  100  –

BALANCED FUND

	Class A
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.10	$8.84		$7.66	$8.93	$9.81	$13.21

Income (loss) from investment operations:
Net investment income	0.17 ***	0.11	***	0.14 ***	0.17 ***	0.20 ***	0.35 ***
Net realized and unrealized gain (loss) on investments	0.36	0.15		1.20	(1.24)	(0.84)	(0.41)

Total income (loss) from investment operations	0.53	0.26		1.34	(1.07)	(0.64)	(0.06)

Less distributions to shareholders:
From net investment income	(0.18)	-		(0.16)	(0.20)	(0.24)	(0.49)
From net realized gains	-	-		-	-	(0.00)†	(2.85)

Total distributions	(0.18)	-		(0.16)	(0.20)	(0.24)	(3.34)

Net asset value, end of period	$9.45	$9.10		$8.84	$7.66	$8.93	$9.81

Total Return(a)	5.84% (c)	2.94%	**(c)	17.52%	(11.98)%	(6.51)%	(0.58)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,838	$7,555		$7,287	$5,490	$7,168	$4,095
Ratio of expenses to average daily net assets:
Before expense waiver	1.17%	1.20%	*	1.16%	1.16%	1.16%	1.15%
After expense waiver#	1.16%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	1.84%	1.43%	*	1.70%	2.08%	2.20%	2.64%
Portfolio turnover rate	139%	104%	**	95%	94%	85%	100%

	Class L
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.18	$8.91		$7.71	$8.98	$9.85	$13.22

Income (loss) from investment operations:
Net investment income	0.20 ***	0.13	***	0.16 ***	0.20 ***	0.23 ***	0.39 ***
Net realized and unrealized gain (loss) on investments	0.36	0.14		1.21	(1.25)	(0.85)	(0.42)

Total income (loss) from investment operations	0.56	0.27		1.37	(1.05)	(0.62)	(0.03)

Less distributions to shareholders:
From net investment income	(0.19)	-		(0.17)	(0.22)	(0.25)	(0.49)
From net realized gains	-	-		-	-	(0.00)†	(2.85)

Total distributions	(0.19)	-		(0.17)	(0.22)	(0.25)	(3.34)

Net asset value, end of period	$9.55	$9.18		$8.91	$7.71	$8.98	$9.85

Total Return(a)	6.02%	3.14%	**	17.77%	(11.67)%	(6.31)%	(0.35)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,119	$2,779		$2,393	$3,280	$3,976	$4,721
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	0.94%	*	0.91%	0.91%	0.91%	0.90%
After expense waiver#	0.91%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.14%	1.70%	*	1.97%	2.33%	2.47%	2.97%
Portfolio turnover rate	139%	104%	**	95%	94%	85%	100%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net realized gains are less than $0.01 per share.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%.
(c)	Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

–  101  –

BALANCED FUND

	Class Y
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.48	$9.18		$7.94	$9.25	$10.14	$13.24

Income (loss) from investment operations:
Net investment income	0.22 ***	0.14	***	0.18 ***	0.21 ***	0.25 ***	0.42 ***
Net realized and unrealized gain (loss) on investments	0.38	0.16		1.25	(1.29)	(0.88)	(0.44)

Total income (loss) from investment operations	0.60	0.30		1.43	(1.08)	(0.63)	(0.02)

Less distributions to shareholders:
From net investment income	(0.22)	-		(0.19)	(0.23)	(0.26)	(0.23)
From net realized gains	-	-		-	-	(0.00)†	(2.85)

Total distributions	(0.22)	-		(0.19)	(0.23)	(0.26)	(3.08)

Net asset value, end of period	$9.86	$9.48		$9.18	$7.94	$9.25	$10.14

Total Return(a)	6.31%	3.27%	**	18.02%	(11.64)%	(6.19)%	(0.22)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,923	$2,083		$2,138	$2,438	$3,087	$3,587
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%	0.80%	*	0.76%	0.76%	0.76%	0.74%
After expense waiver#	0.76%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.26%	1.84%	*	2.09%	2.48%	2.62%	3.20%
Portfolio turnover rate	139%	104%	**	95%	94%	85%	100%

	Class S
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.22	$8.93		$7.72	$9.00	$9.88	$13.25

Income (loss) from investment operations:
Net investment income	0.23 ***	0.15	***	0.19 ***	0.22 ***	0.26 ***	0.43 ***
Net realized and unrealized gain (loss) on investments	0.37	0.14		1.22	(1.25)	(0.86)	(0.41)

Total income (loss) from investment operations	0.60	0.29		1.41	(1.03)	(0.60)	0.02

Less distributions to shareholders:
From net investment income	(0.23)	-		(0.20)	(0.25)	(0.28)	(0.54)
From net realized gains	-	-		-	-	(0.00)†	(2.85)

Total distributions	(0.23)	-		(0.20)	(0.25)	(0.28)	(3.39)

Net asset value, end of period	$9.59	$9.22		$8.93	$7.72	$9.00	$9.88

Total Return(a)	6.43%	3.36%	**	18.30%	(11.47)%	(6.07)%	0.00%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$231,935	$262,347		$277,665	$261,137	$350,187	$432,619
Ratio of expenses to average daily net assets:
Before expense waiver	0.61%	0.63%	*	0.60%	0.60%	0.60%	0.59%
After expense waiver#	0.60%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.43%	1.99%	*	2.26%	2.64%	2.78%	3.28%
Portfolio turnover rate	139%	104%	**	95%	94%	85%	100%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net realized gains are less than $0.01 per share.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%.

–  102  –

BALANCED FUND

	Class N
	Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$9.00		$8.77		$7.63		$7.63

Income (loss) from investment operations:
Net investment income (loss)	0.15	***	0.08	***	0.12	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.34		0.15		1.19		(0.00	)†

Total income (loss) from investment operations	0.49		0.23		1.31		(0.00)

Less distributions to shareholders:
From net investment income	(0.12)		-		(0.17)		-

Net asset value, end of period	$9.37		$9.00		$8.77		$7.63

Total Return(a)	5.49%	(b)	2.62%	**(b)	17.22%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$416		$544		$523		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.48%		1.49%	*	1.47%		-	‡
After expense waiver#	1.47%		N/A		N/A		N/A
Net investment income to average daily net assets	1.60%		1.13%	*	1.38%		-	‡
Portfolio turnover rate	139%		104%	**	95%		94%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.
+	For the period from January 1, 2004 through October 31, 2004.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

–  103  –

VALUE FUND

	Class A
	Year ended 10/31/05†
Net asset value, beginning of year	$15.87

Income (loss) from investment operations:
Net investment income	0.22	*
Net realized and unrealized gain on investments	0.82

Total income from investment operations	1.04

Less distributions to shareholders:
From net investment income	(0.09)

Net asset value, end of year	$16.82

Total Return(a)	6.52%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$15,932
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%
After expense waiver	N/A
Net investment income to average daily net assets	1.32%
Portfolio turnover rate	53%

	Class L
	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01
Net asset value, beginning of year	$15.87		$14.15	$12.25	$12.96	$13.72

Income (loss) from investment operations:
Net investment income	0.28	*	0.23	0.18	0.15	0.21
Net realized and unrealized gain (loss) on investments	0.80		1.87	1.87	(0.67)	(0.69)

Total income (loss) from investment operations	1.08		2.10	2.05	(0.52)	(0.48)

Less distributions to shareholders:
From net investment income	(0.09)		(0.38)	(0.15)	(0.19)	(0.28)

Net asset value, end of year	$16.86		$15.87	$14.15	$12.25	$12.96

Total Return	6.82%	(a)	15.00%	16.87%	(4.08)%	(3.69)%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$121,377		$70,724	$68,306	$52,339	$49,835
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%		0.80%	0.82%	0.83%	0.86%
After expense waiver#	N/A		0.80%	0.80%	0.80%	0.80%
Net investment income to average daily net assets	1.66%		1.38%	1.43%	1.14%	1.49%
Portfolio turnover rate	53%		30%	49%	24%	26%

*	Per share amount calculated on the average shares method.
†	Class A commenced operations on November 1, 2004.
#	Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  104  –

VALUE FUND

	Class Y		Class S		Class N
	Year ended 10/31/05†		Year ended 10/31/05†		Year ended 10/31/05†
Net asset value, beginning of year	$15.87		$15.87		$15.87

Income (loss) from investment operations:
Net investment income	0.30	*	0.32	*	0.19	*
Net realized and unrealized gain on investments	0.80		0.80		0.79

Total income from investment operations	1.10		1.12		0.98

Less distributions to shareholders:
From net investment income	(0.10)		(0.10)		(0.07)

Net asset value, end of year	$16.87		$16.89		$16.78

Total Return(a)	6.97%		7.05%		6.18%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$3,147		$393,965		$182
Net expenses to average daily net assets	0.69%		0.59%		1.40%
Net investment income to average daily net assets	1.78%		1.89%		1.13%
Portfolio turnover rate	53%		53%		53%

*	Per share amount calculated on the average shares method.
†	Class Y, Class S and Class N commenced operations on November 1, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

–  105  –

ENHANCED INDEX VALUE FUND

	Class A	Class L
	Year ended 10/31/05†	Year ended 10/31/05†
Net asset value, beginning of period	$10.96	$10.96

Income (loss) from investment operations:
Net investment income	0.18 ***	0.21 ***
Net realized and unrealized gain on investments	1.16	1.14

Total income from investment operations	1.34	1.35

Less distributions to shareholders:
From net investment income	(0.04)	(0.05)
From net realized gains	(0.06)	(0.06)

Total distributions	(0.10)	(0.11)

Net asset value, end of period	$12.20	$12.20

Total Return(a)	12.30% (b)	12.47%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,509	$2,192
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%	0.91%
After expense waiver#	1.09%	0.84%
Net investment income to average daily net assets	1.47%	1.74%
Portfolio turnover rate	150%	150%

	Class Y
	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Period ended 10/31/01††
Net asset value, beginning of period	$10.96	$10.01	$8.35	$9.18	$10.00

Income (loss) from investment operations:
Net investment income	0.23 *	0.18	0.17	0.14	0.11
Net realized and unrealized gain (loss) on investments	1.16	1.34	1.63	(0.83)	(0.93)

Total income (loss) from investment operations	1.39	1.52	1.80	(0.69)	(0.82)

Less distributions to shareholders:
From net investment income	(0.05)	(0.31)	(0.14)	(0.14)	-
From net realized gains	(0.06)	(0.26)	-	-	-

Total distributions	(0.11)	(0.57)	(0.14)	(0.14)	-

Net asset value, end of period	$12.24	$10.96	$10.01	$8.35	$9.18

Total Return	12.74% (a)	15.31%	21.87%	(7.79)%	(8.20	)% **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$78,550	$38,480	$28,342	$22,061	$22,951
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%	0.98%	1.22%	1.19%	1.16%	*
After expense waiver#	0.69%	0.70%	0.70%	0.70%	0.70%	*
Net investment income to average daily net assets	1.95%	1.80%	1.86%	1.49%	1.26%	*
Portfolio turnover rate	150%	102%	94%	115%	65%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Class A and Class L commenced operations on November 1, 2004.
††	Class Y commenced operations on December 19, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  106  –

ENHANCED INDEX VALUE FUND

	Class S	Class N
	Year ended 10/31/05†	Year ended 10/31/05†
Net asset value, beginning of period	$10.96	$10.96

Income (loss) from investment operations:
Net investment income	0.25 *	0.15 *
Net realized and unrealized gain on investments	1.15	1.15

Total income from investment operations	1.40	1.30

Less distributions to shareholders:
From net investment income	(0.05)	(0.04)
From net realized gains	(0.06)	(0.06)

Total distributions	(0.11)	(0.10)

Net asset value, end of period	$12.25	$12.16

Total Return(a)	12.85%	11.96% (b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$112	$111
Ratio of expenses to average daily net assets:
Before expense waiver	0.66%	1.47%
After expense waiver#	0.59%	1.40%
Net investment income to average daily net assets	2.08%	1.27%
Portfolio turnover rate	150%	150%

*	Per share amount calculated on the average shares method.
†	Class S and Class N commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

–  107  –

ENHANCED INDEX VALUE FUND II

	Class A			Class L
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 10/31/05	Period ended 10/31/04+
Net asset value, beginning of year	$10.14	$10.00		$10.14	$10.00

Income (loss) from investment operations:
Net investment income	0.17 ***	0.00	†	0.20 ***	0.01
Net realized and unrealized gain on investments	1.06	0.14		1.06	0.13

Total income from investment operations	1.23	0.14		1.26	0.14

Less distributions to shareholders:
From net investment income	(0.04)	-		(0.05)	-
From net realized gains	(0.04)	-		(0.04)	-

Total distributions	(0.08)	-		(0.09)	-

Net asset value, end of year	$11.29	$10.14		$11.31	$10.14

Total Return(a)	12.24% (b)	1.40%	**	12.49%	1.40%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$4,987	$4,504		$20,364	$18,347
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	1.35%	*	0.85%	1.10%	*
After expense waiver#	1.09%	1.09%	*	0.84%	0.84%	*
Net investment income to average daily net assets	1.54%	1.26%	*	1.79%	1.52%	*
Portfolio turnover rate	120%	6%	**	120%	6%	**

	Class Y			Class S			Class N
	Year ended 10/31/05	Period ended 10/31/04+		Year ended 10/31/05	Period ended 10/31/04+		Year ended 10/31/05	Period ended 10/31/04+
Net asset value, beginning of year	$10.14	$10.00		$10.14	$10.00		$10.13	$10.00

Income (loss) from investment operations:
Net investment income	0.22 ***	0.01		0.23 ***	0.01		0.14 ***	0.00	†
Net realized and unrealized gain on investments	1.06	0.13		1.07	0.13		1.07	0.13

Total income from investment operations	1.28	0.14		1.30	0.14		1.21	0.13

Less distributions to shareholders:
From net investment income	(0.05)	-		(0.06)	-		(0.04)	-
From net realized gains	(0.04)	-		(0.04)	-		(0.04)	-

Total distributions	(0.09)	-		(0.10)	-		(0.08)	-

Net asset value, end of year	$11.33	$10.14		$11.34	$10.14		$11.26	$10.13

Total Return(a)	12.73%	1.40%	**	12.85%	1.40%	**	11.97% (b)	1.30%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1,359	$1,219		$154,573	$158,172		$191	$192
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.95%	*	0.60%	0.85%	*	1.41%	1.66%	*
After expense waiver#	0.69%	0.69%	*	0.59%	0.59%	*	1.40%	1.40%	*
Net investment income to average daily net assets	1.95%	1.64%	*	2.05%	1.77%	*	1.25%	0.74%	*
Portfolio turnover rate	120%	6%	**	120%	6%	**	120%	6%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income was less than $0.01.
+	For the period October 15, 2004 (commencement of operations) through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these changes.

–  108  –

ENHANCED INDEX CORE EQUITY FUND

	Class A		Class L
	Year ended 10/31/05+		Year ended 10/31/05+
Net asset value, beginning of period	$9.95		$9.95

Income (loss) from investment operations:
Net investment income	0.09	*	0.12 *
Net realized and unrealized gain on investments	0.81		0.80

Total income from investment operations	0.90		0.92

Less distributions to shareholders:
From net investment income	(0.05)		(0.05)

Net asset value, end of period	$10.80		$10.82

Total Return(a)	9.02%	(b)	9.26%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$344		$720
Ratio of expenses to average daily net assets:
Before expense waiver	1.20%		0.95%
After expense waiver#	1.09%		0.84%
Net investment income to average daily net assets	0.86%		1.08%
Portfolio turnover rate	154%		154%

	Class Y
	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01
Net asset value, beginning of period	$9.95		$9.28	$7.82	$9.29	$17.36

Income (loss) from investment operations:
Net investment income	0.16	*	0.11	0.09	0.08	0.05
Net realized and unrealized gain (loss) on investments	0.77		0.74	1.45	(1.48)	(5.22)

Total income (loss) from investment operations	0.93		0.85	1.54	(1.40)	(5.17)

Less distributions to shareholders:
From net investment income	(0.05)		(0.18)	(0.08)	(0.07)	-
From net realized gains	-		-	-	-	(2.90)

Total distributions	(0.05)		(0.18)	(0.08)	(0.07)	(2.90)

Net asset value, end of period	$10.83		$9.95	$9.28	$7.82	$9.29

Total Return	9.39%	(a)	9.17%	19.93%	(15.22)%	(33.06)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$31,582		$30,017	$27,402	$23,920	$28,236
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%		1.00%	1.18%	1.08%	1.06%
After expense waiver#	0.69%		0.70%	0.70%	0.70%	0.73% (c)
Net investment income (loss) to average daily net assets	1.46%		1.06%	1.11%	0.91%	0.45%
Portfolio turnover rate	154%		116%	90%	101%	220%

*	Per share amount calculated on the average shares method.
+	Class A and Class L commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.
(c)	Ratio of expenses to average net assets for the year ended October 31, 2001 reflects an expense limitation of 0.70% commencing December 18, 2000 and 0.90% from November 1, 2000 to December 17, 2000.

–  109  –

ENHANCED INDEX CORE EQUITY FUND

	Class S		Class N
	Year ended 10/31/05†		Year ended 10/31/05†
Net asset value, beginning of period	$9.95		$9.95

Income (loss) from investment operations:
Net investment income	0.17	*	0.08	*
Net realized and unrealized gain on investments	0.78		0.78

Total income from investment operations	0.95		0.86

Less distributions to shareholders:
From net investment income	(0.05)		(0.04)

Net asset value, end of period	$10.85		$10.77

Total Return(a)	9.70%		8.66%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$109		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%		1.51%
After expense waiver#	0.59%		1.40%
Net investment income to average daily net assets	1.56%		0.75%
Portfolio turnover rate	154%		154%

*	Per share amount calculated on the average shares method.
†	Class S and Class N commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

–  110  –

MAIN STREET FUND

	Class A		Class L		Class Y		Class S		Class N
	Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.05	***	0.08	***	0.08	***	0.10	***	0.03	***
Net realized and unrealized gain on investments	0.10		0.09		0.09		0.09		0.08

Total income from investment operations	0.15		0.17		0.17		0.19		0.11

Net asset value, end of period	$10.15		$10.17		$10.17		$10.19		$10.11

Total Return(a)	1.50%	**(b)	1.70%	**	1.70%	**	1.90%	**	1.20%	**(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,562		$99,450		$102		$229,247		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	*	1.01%	*	0.85%	*	0.81%	*	1.55%	*
After expense waiver#	1.23%	*	0.93%	*	0.83%	*	0.60%	*	1.53%	*
Net investment income to average daily net assets	0.54%	*	0.93%	*	1.01%	*	1.26%	*	0.31%	*
Portfolio turnover rate	78%	**	78%	**	78%	**	78%	**	78%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these charges.

–  111  –

CAPITAL APPRECIATION FUND

	Class A		Class L		Class Y		Class S		Class N
	Period ended 10/31/05+		Period ended 10/31/05+		Period ended 10/31/05+		Period ended 10/31/05+		Period ended 10/31/05+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.00	***	0.00	***	0.02	***	0.04	***	(0.02	)***
Net realized and unrealized gain on investments	0.06		0.07		0.05		0.05		0.05

Total income from investment operations	0.06		0.07		0.07		0.09		0.03

Net asset value, end of period	$10.06		$10.07		$10.07		$10.09		$10.03

Total Return(a)	0.60%	**(b)	0.70%	**	0.70%	**	0.90%	**	0.30%	**(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$294,065		$10,104		$23,856		$485,248		$426
Ratio of expenses to average daily net assets:
Before expense waiver	1.23%	*	0.98%	*	0.84%	*	0.78%	*	1.53%	*
After expense waiver#	1.09%	*	0.97%	*	0.82%	*	0.71%	*	1.46%	*
Net investment income to average daily net assets	0.06%	*	0.00%	*	0.20%	*	0.45%	*	(0.29	)% *
Portfolio turnover rate	59%	**	59%	**	59%	**	59%	**	59%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

–  112  –

CORE GROWTH FUND

	Class A		Class L	Class Y
	Period ended 10/31/05†		Period ended 10/31/05†	Period ended 10/31/05†
Net asset value, beginning of year	$8.39		$8.39	$8.39

Income (loss) from investment operations:
Net investment income	0.04	*	0.06 *	0.07 *
Net realized and unrealized gain on investments	0.66		0.67	0.67

Total income from investment operations	0.70		0.73	0.74

Less distributions to shareholders:
From net investment income	(0.03)		(0.04)	(0.04)

Net asset value, end of year	$9.06		$9.08	$9.09

Total Return(a)	8.39%	(b)	8.68%	8.82%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$116		$108	$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.22%		0.97%	0.82%
After expense waiver#	1.20%		0.95%	0.80%
Net investment income to average daily net assets	0.44%		0.70%	0.85%
Portfolio turnover rate	35%		35%	35%

	Class S
	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01
Net asset value, beginning of year	$8.39		$7.83	$6.85	$8.33	$14.65

Income (loss) from investment operations:
Net investment income	0.08	*	0.04	0.04	0.02	0.00 +
Net realized and unrealized gain (loss) on investments	0.67		0.59	0.96	(1.49)	(4.85)

Total income (loss) from investment operations	0.75		0.63	1.00	(1.47)	(4.85)

Less distributions to shareholders:
From net investment income	(0.04)		(0.07)	(0.02)	(0.01)	(0.00)+
From net realized gains	-		-	-	-	(1.47)

Total distributions	(0.04)		(0.07)	(0.02)	(0.01)	(1.47)

Net asset value, end of year	$9.10		$8.39	$7.83	$6.85	$8.33

Total Return	8.95%	(a)	8.05%	14.56%	(17.71)%	(35.74)%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$84,756		$77,304	$101,530	$92,479	$112,222
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%		-	-	-	-
After expense waiver#	0.75%		0.77%	0.75%	0.74%	0.73%
Net investment income (loss) to average daily net assets	0.90%		0.33%	0.41%	0.16%	0.05%
Portfolio turnover rate	35%		28%	83%	43%	51%

*	Per share amount calculated on the average shares method.
†	Class A, Class L and Class Y commenced operations on November 1, 2004.
+	Net investment income and distributions from net investment income are less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  113  –

CORE GROWTH FUND

	Class N
	Period ended 10/31/05+
Net asset value, beginning of year	$8.39

Income (loss) from investment operations:
Net investment income	0.01	*
Net realized and unrealized gain on investments	0.67

Total income from investment operations	0.68

Less distributions to shareholders:
From net investment income	(0.03)

Net asset value, end of year	$9.04

Total Return(a)	8.10%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.52%
After expense waiver#	1.50%
Net investment income to average daily net assets	0.15%
Portfolio turnover rate	35%

*	Per share amount calculated on the average shares method.
+	Class N commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

–  114  –

ENHANCED INDEX GROWTH FUND

	Class A		Class L
	Year ended 10/31/05†		Year ended 10/31/05†
Net asset value, beginning of period	$7.65		$7.65

Income (loss) from investment operations:
Net investment income	0.02	*	0.06 *
Net realized and unrealized gain on investments	0.61		0.59

Total income from investment operations	0.63		0.65

Less distributions to shareholders:
From net investment income	(0.04)		(0.04)

Net asset value, end of period	$8.24		$8.26

Total Return(a)	8.20%	(b)	8.50%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$226		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%		0.91%
After expense waiver#	1.09%		0.84%
Net investment income to average daily net assets	0.28%		0.70%
Portfolio turnover rate	127%		127%

	Class Y
	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Period ended 10/31/01††
Net asset value, beginning of period	$7.65		$7.41	$6.12	$7.66	$10.00

Income (loss) from investment operations:
Net investment income	0.06	*	0.02	0.03	0.02	0.00	+
Net realized and unrealized gain (loss) on investments	0.60		0.26	1.28	(1.55)	(2.34)

Total income (loss) from investment operations	0.66		0.28	1.31	(1.53)	(2.34)

Less distributions to shareholders:
From net investment income	(0.04)		(0.04)	(0.02)	(0.01)	-

Net asset value, end of period	$8.27		$7.65	$7.41	$6.12	$7.66

Total Return	8.66%	(a)	3.83%	21.42%	(20.03)%	(23.40	)% **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$33,336		$21,313	$20,154	$15,416	$19,186
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%		1.15%	1.40%	1.29%	1.24%	*
After expense waiver#	0.69%		0.70%	0.70%	0.70%	0.70%	*
Net investment income (loss) to average daily net assets	0.78%		0.36%	0.41%	0.20%	(0.02	)% *
Portfolio turnover rate	127%		112%	69%	65%	68%	**

*	Per share amount calculated on the average shares method.
+	Net investment income is less than $0.01 per share.
†	Class A and Class L commenced operations on November 1, 2004.
††	For the period from December 19, 2000 (commencement of operations) through October 21, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  115  –

ENHANCED INDEX GROWTH FUND

	Class S		Class N
	Year ended 10/31/05†		Year ended 10/31/05†
Net asset value, beginning of period	$7.65		$7.65

Income (loss) from investment operations:
Net investment income	0.08	*	0.01	*
Net realized and unrealized gain on investments	0.59		0.59

Total income from investment operations	0.67		0.60

Less distributions to shareholders:
From net investment income	(0.04)		(0.03)

Net asset value, end of period	$8.28		$8.22

Total Return(a)	8.80%		7.88%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$108		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%		1.46%
After expense waiver#	0.59%		1.40%
Net investment income to average daily net assets	0.95%		0.14%
Portfolio turnover rate	127%		127%

*	Per share amount calculated on the average shares method.
†	Class S and Class N commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charges and would be lower for the period presented if it reflected these charges.

–  116  –

SMALL CAPITALIZATION VALUE FUND

	Class A		Class L		Class Y
	Year ended 10/31/05†		Year ended 10/31/05†		Year ended 10/31/05†
Net asset value, beginning of year	$13.95		$13.95		$13.95

Income (loss) from investment operations:
Net investment loss	(0.08	)***	(0.04	)***	(0.02	)***
Net realized and unrealized gain on investments	0.84		0.84		0.84

Total income from investment operations	0.76		0.80		0.82

Net asset value, end of year	$14.71		$14.75		$14.77

Total Return(a)	5.45%	(b)	5.73%		5.88%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$2,724		$1,726		$641
Ratio of expenses to average daily net assets:
Before expense waiver	1.32%		1.07%		0.92%
After expense waiver#	1.30%		1.05%		0.90%
Net investment loss to average daily net assets	(0.51)%		(0.27)%		(0.11)%
Portfolio turnover rate	32%		32%		32%

	Class S
	Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03		Year ended 10/31/02	Period ended 10/31/01††
Net asset value, beginning of year	$13.95		$12.80		$9.31		$9.71	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.02		0.03		0.06	0.06
Net realized and unrealized gain (loss) on investments	0.84		2.22		3.50		(0.14)	(0.34)

Total income (loss) from investment operations	0.83		2.24		3.53		(0.08)	(0.28)

Less distributions to shareholders:
From net investment income	-		(0.04)		(0.04)		(0.07)	(0.01)
From net realized gains	-		(1.05)		-		(0.25)	-

Total distributions	-		(1.09)		(0.04)		(0.32)	(0.01)

Net asset value, end of year	$14.78		$13.95		$12.80		$9.31	$9.71

Total Return	5.95%	(a)	17.48%		38.13%		(1.08)%	(2.90	)% **
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$101,002		$102,717		$83,165		$59,322	$59,343
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%		0.90%		0.98%		0.99%	0.99%	*
After expense waiver#	0.85%		0.85%		0.85%		0.85%	0.85%	*
Net investment income (loss) to average daily net assets	(0.07)%		0.17%		0.39%		0.52%	0.66%	*
Portfolio turnover rate	32%		66%		65%		40%	31%	**

*	Annualized.
**	Percentage represents results from the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Class A, Class L and Class Y commenced operations on November 1, 2004.
††	Class S commenced operations on December 19, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  117  –

SMALL CAPITALIZATION VALUE FUND

	Class N
	Year ended 10/31/05†
Net asset value, beginning of year	$13.95

Income (loss) from investment operations:
Net investment loss	(0.12	)*
Net realized and unrealized gain on investments	0.84

Total income from investment operations	0.72

Net asset value, end of year	$14.67

Total Return(a)	5.16%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$106
Ratio of expenses to average daily net assets:
Before expense waiver	1.62%
After expense waiver#	1.60%
Net investment loss to average daily net assets	(0.82)%
Portfolio turnover rate	32%

*	Per share amount calculated on the average shares method.
†	Class N commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

–  118  –

SMALL COMPANY OPPORTUNITIES FUND

	Class A
	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01
Net asset value, beginning of year	$15.79		$15.16	$11.76	$13.95	$12.72

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)*	(0.08)	(0.04)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	1.10		1.31	3.74	(1.13)	2.57

Total income (loss) from investment operations	1.05		1.23	3.70	(1.16)	2.59

Less distributions to shareholders:
From net investment income	-		-	-	(0.02)	(0.02)
Tax return of capital	-		-	(0.00)†	-	-
From net realized gains	(0.00	)†	(0.60)	(0.30)	(1.01)	(1.34)

Total distributions	(0.00)		(0.60)	(0.30)	(1.03)	(1.36)

Net asset value, end of year	$16.84		$15.79	$15.16	$11.76	$13.95

Total Return	6.74%	(a)(b)	8.13%	32.08%	(9.66)%	23.02%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$411,467		$452,238	$450,972	$299,885	$220,957
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%		1.13%	1.14%	1.15%	1.19%
After expense waiver#	1.14%		N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(0.28)%		(0.45)%	(0.37)%	(0.26)%	0.20%
Portfolio turnover rate	45%		43%	53%	51%	115%

	Class L		Class Y	Class S	Class N
	Year ended 10/31/05+		Year ended 10/31/05+	Year ended 10/31/05+	Year ended 10/31/05+
Net asset value, beginning of year	$15.79		$15.79	$15.79	$15.79

Income (loss) from investment operations:
Net investment loss	(0.01	)*	0.01 *	0.03 *	(0.11)*
Net realized and unrealized gain on investments	1.11		1.11	1.10	1.11

Total income from investment operations	1.10		1.12	1.13	1.00

Less distributions to shareholders:
From net realized gains	(0.00	)†	(0.00)†	(0.00)†	(0.00)†

Net asset value, end of year	$16.89		$16.91	$16.92	$16.79

Total Return(a)	6.99%		7.12%	7.25%	6.36% (b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$88,802		$14,667	$368,359	$140
Ratio of expenses to average daily net assets:
Before expense waiver	0.90%		0.80%	0.70%	1.50%
After expense waiver#	0.89%		0.79%	0.69%	1.49%
Net investment loss to average daily net assets	(0.03)%		0.07%	0.17%	(0.63)%
Portfolio turnover rate	45%		45%	45%	45%

*	Per share amount calculated on the average shares method.
†	Distributions from net realized gains and tax return of capital are less than $0.01 per share.
+	Class L, Class Y, Class S and Class N commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

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GLOBAL FUND

	Class A		Class L		Class Y		Class S		Class N
	Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†		Period ended 10/31/05†
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.00	***	0.05	***	0.06	***	0.07	***	0.02	***
Net realized and unrealized gain on investments	0.58		0.55		0.55		0.55		0.54

Total income from investment operations	0.58		0.60		0.61		0.62		0.56

Net asset value, end of period	$10.58		$10.60		$10.61		$10.62		$10.56

Total Return(a)	5.80%	**(b)	6.00%	**	6.10%	**	6.20%	**	5.60%	**(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$6,539		$245,413		$3,099		$372,258		$291
Ratio of expenses to average daily net assets:
Before expense waiver	1.50%	*	1.25%	*	1.12%	*	1.06%	*	1.79%	*
After expense waiver#	1.43%	*	1.14%	*	1.03%	*	0.89%	*	1.52%	*
Net investment income to average daily net assets	0.00%	*	0.59%	*	0.66%	*	0.85%	*	0.27%	*
Portfolio turnover rate	25%	**	25%	**	25%	**	25%	**	25%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

–  120  –

INTERNATIONAL EQUITY FUND

	Class A
	Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$9.64		$9.46		$6.32		$9.12	$12.06	$16.91

Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.02	***	0.01	***	0.05 ***	0.04 ***	(0.13	)***
Net realized and unrealized gain (loss) on investments	1.94		0.20		3.16		(2.80)	(2.98)	(1.50)

Total income (loss) from investment operations	1.97		0.22		3.17		(2.75)	(2.94)	(1.63)

Less distributions to shareholders:
From net investment income	-		(0.04)		(0.03)		(0.05)	(0.00)†	(0.02)
Tax return of capital	-		-		-		(0.00)†	-	-
From net realized gains	-		-		-		-	-	(3.20)

Total distributions	-		(0.04)		(0.03)		(0.05)	(0.00)	(3.22)

Net asset value, end of period	$11.61		$9.64		$9.46		$6.32	$9.12	$12.06

Total Return(a)	20.44%	(c)	2.33%	**(c)	49.88%		(30.11)%	(24.37)%	(9.30)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$55,809		$46,831		$50,817		$30,849	$39,762	$26,246
Ratio of expenses to average daily net assets:
Before expense waiver	1.54%		1.53%	*	1.52%		1.53%	1.51%	1.67%
After expense waiver#	1.52%		1.52%	*(b)	1.50%	(b)	1.52% (b)	1.50%	N/A
Net investment income (loss) to average daily net assets	0.28%		0.31%	*	0.15%		0.67%	0.42%	(0.81)%
Portfolio turnover rate	26%		32%	**	70%		40%	38%	69%

	Class L
	Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$9.69		$9.48		$6.34		$9.13	$12.07	$16.89

Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.04	***	0.03	***	0.08 ***	0.07 ***	(0.06	)***
Net realized and unrealized gain (loss) on investments	1.94		0.21		3.15		(2.81)	(2.99)	(1.54)

Total income (loss) from investment operations	2.00		0.25		3.18		(2.73)	(2.92)	(1.60)

Less distributions to shareholders:
From net investment income	-		(0.04)		(0.04)		(0.06)	(0.02)	(0.02)
Tax return of capital	-		-		-		(0.00)†	-	-
From net realized gains	-		-		-		-	-	(3.20)

Total distributions	-		(0.04)		(0.04)		(0.06)	(0.02)	(3.22)

Net asset value, end of period	$11.69		$9.69		$9.48		$6.34	$9.13	$12.07

Total Return(a)	20.64%		2.66%	**	50.23%		(29.89)%	(24.18)%	(9.12)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$223,255		$185,394		$183,493		$95,876	$106,987	$67,113
Ratio of expenses to average daily net assets:
Before expense waiver	1.29%		1.28%	*	1.27%		1.28%	1.26%	1.37%
After expense waiver#	1.27%		1.27%	*(b)	1.25%	(b)	1.27% (b)	1.25%	N/A
Net investment income (loss) to average daily net assets	0.54%		0.53%	*	0.34%		0.97%	0.66%	(0.37)%
Portfolio turnover rate	26%		32%	**	70%		40%	38%	69%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net investment income and tax return of capital are less than $0.01 per share.
††	Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001, January 1, 2002 through April 30, 2002 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  121  –

INTERNATIONAL EQUITY FUND

	Class Y
	Year ended 10/31/05††	Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$9.76	$9.54		$6.37		$9.18	$12.14	$16.95

Income (loss) from investment operations:
Net investment income	0.08 ***	0.05	***	0.05	***	0.08 ***	0.08 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	1.97	0.21		3.17		(2.81)	(3.01)	(1.58)

Total income (loss) from investment operations	2.05	0.26		3.22		(2.73)	(2.93)	(1.58)

Less distributions to shareholders:
From net investment income	(0.01)	(0.04)		(0.05)		(0.08)	(0.03)	(0.03)
Tax return of capital	-	-		-		(0.00)†	-	-
From net realized gains	-	-		-		-	-	(3.20)

Total distributions	(0.01)	(0.04)		(0.05)		(0.08)	(0.03)	(3.23)

Net asset value, end of period	$11.80	$9.76		$9.54		$6.37	$9.18	$12.14

Total Return(a)	20.95%	2.75%	**	50.60%		(29.82)%	(24.10)%	(8.97)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$59,211	$39,106		$44,227		$41,795	$51,999	$31,651
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%	1.13%	*	1.12%		1.12%	1.11%	1.18%
After expense waiver#	1.12%	1.11%	*(b)	1.10%	(b)	1.11% (b)	1.10%	N/A
Net investment income to average daily net assets	0.69%	0.66%	*	0.64%		1.07%	0.79%	0.02%
Portfolio turnover rate	26%	32%	**	70%		40%	38%	69%

	Class S
	Year ended 10/31/05††	Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$9.78	$9.56		$6.39		$9.21	$12.16	$16.96

Income (loss) from investment operations:
Net investment income	0.08 ***	0.06	***	0.04	***	0.09 ***	0.08 ***	0.04	***
Net realized and unrealized gain (loss) on investments	1.97	0.20		3.19		(2.83)	(3.00)	(1.61)

Total income (loss) from investment operations	2.05	0.26		3.23		(2.74)	(2.92)	(1.57)

Less distributions to shareholders:
From net investment income	(0.01)	(0.04)		(0.06)		(0.08)	(0.03)	(0.03)
Tax return of capital	-	-		-		(0.00)†	-	-
From net realized gains	-	-		-		-	-	(3.20)

Total distributions	(0.01)	(0.04)		(0.06)		(0.08)	(0.03)	(3.23)

Net asset value, end of period	$11.82	$9.78		$9.56		$6.39	$9.21	$12.16

Total Return(a)	20.91%	2.75%	**	50.49%		(29.82)%	(23.99)%	(8.95)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$608,471	$524,488		$587,883		$441,475	$721,113	$1,027,623
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	1.10%	*	1.09%		1.10%	1.08%	1.12%
After expense waiver#	1.09%	1.08%	*(b)	1.07%	(b)	1.09% (b)	1.07%	N/A
Net investment income to average daily net assets	0.72%	0.70%	*	0.58%		1.18%	0.82%	0.22%
Portfolio turnover rate	26%	32%	**	70%		40%	38%	69%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income and distributions from tax return of capital are less than $ 0.01 per share.
††	Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001, January 1, 2002 through April 30, 2002 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  122  –

INTERNATIONAL EQUITY FUND

	Class N
	Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$9.58		$9.42		$6.30		$6.26

Income (loss) from investment operations:
Net investment loss	(0.00	)***†	(0.00	)***†	(0.01	)***	(0.00	)***†
Net realized and unrealized gain on investments	1.92		0.20		3.13		0.04

Total income from investment operations	1.92		0.20		3.12		0.04

Less distributions to shareholders:
From net investment income	-		(0.04)		(0.00	)†	-

Net asset value, end of period	$11.50		$9.58		$9.42		$6.30

Total Return(a)	20.04%	(c)	2.22%	**(c)	49.44%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$186		$155		$152		$102
Ratio of expenses to average daily net assets:
Before expense waiver	1.84%		1.83%	*	1.82%		-	‡
After expense waiver#	1.82%	(b)	1.82%	*(b)	1.81%	(b)	-	‡
Net investment loss to average daily net assets	(0.01)%		(0.02	)% *	(0.16)%		-	‡
Portfolio turnover rate	26%		32%	**	70%		40%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss and distributions from net investment income are less than $0.01 per share.
††	Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).
+	For the period from January 1, 2004 through October 31, 2004.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  123  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Fund’s fundamental investment restrictions can be found in the Fund’s Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are

–  124  –

negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, the Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High Yield Fund and the Balanced Fund’s Core Bond Segment can buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs. The aggregate value of the securities underlying the options written by a Fund may not exceed 25% of the Fund’s total assets.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

–  125  –

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the High Yield Fund, the Balanced Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Enhanced Index Growth Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund may also enter into futures contracts, including foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to

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achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Industry Concentration

A Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(1)	There is no limitation for U.S. Government Securities.

(2)	In the case of the Money Market Fund, there is no industry concentration limitation for certificates of deposit and bankers’ acceptances issued by domestic banks.

Zero-Coupon and “Stripped” Securities

The Strategic Income Fund can buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies. The Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price. In addition to the Strategic Income Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High Yield Fund and the Balanced Fund’s Core Bond Segment can also invest in these securities.

Participation Interests in Loans

These securities represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. They are subject to the risk of default by the borrower as well as credit risks of the servicing agent of the participation interest, which can cause the Strategic Income Fund to lose money on its investment. The Fund can also buy interests in trusts and other entities that hold loan obligations. In that case the Fund will be subject to the trust’s credit risks. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. The Diversified Bond Fund and the High Yield Fund may also invest in these securities.

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Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and

some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may

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experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives or policies through a revised prospectus or other written communication.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI at http://www.massmutual.com/retire. From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

Filed pursuant to Rule 497(c)

File No. 33-82366

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class A shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Premier Money Market Fund	Babson Capital Management LLC

Fixed Income
MassMutual Premier Short-Duration Bond Fund	Babson Capital Management LLC
MassMutual Premier Inflation-Protected Bond Fund	Babson Capital Management LLC
MassMutual Premier Core Bond Fund	Babson Capital Management LLC
MassMutual Premier Diversified Bond Fund	Babson Capital Management LLC
MassMutual Premier Strategic Income Fund	Babson Capital Management LLC
MassMutual Premier High Yield Fund	Babson Capital Management LLC

Asset Allocation
MassMutual Premier Balanced Fund	Babson Capital Management LLC

Large Cap Value
MassMutual Premier Value Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Value Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Value Fund II	Babson Capital Management LLC

Large Cap Core
MassMutual Premier Enhanced Index Core Equity Fund	Babson Capital Management LLC
MassMutual Premier Main Street Fund	OppenheimerFunds, Inc.

Large Cap Growth
MassMutual Premier Capital Appreciation Fund	OppenheimerFunds, Inc.
MassMutual Premier Core Growth Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Growth Fund	Babson Capital Management LLC

Mid/Small Cap Value
MassMutual Premier Mid-Cap Value Fund	Babson Capital Management LLC
MassMutual Premier Small Capitalization Value Fund	Babson Capital Management LLC

Mid/Small Cap Core
MassMutual Premier Small Company Opportunities Fund	Babson Capital Management LLC

International
MassMutual Premier Global Fund	OppenheimerFunds, Inc.
MassMutual Premier International Equity Fund	OppenheimerFunds, Inc.
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

March 1, 2006

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Summary Information

MassMutual Premier Funds (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 56.

•	Investment return over the past ten years, or since inception if less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for Class A shares of a Fund includes the performance of the corresponding series of MassMutual Select Funds. In addition, where indicated, average annual total returns for Class A shares are based on the performance of the indicated class of shares of a Fund, adjusted for class specific expenses, for periods prior to the inception of such classes.

Performance information provided for some of the Funds is based on either a composite of all portfolios managed by the Fund’s sub-adviser, or on a mutual fund managed by the Fund’s sub-adviser, with investment objectives, policies and investment strategies substantially similar to those of the Funds and without material client-imposed restrictions, and is provided solely to illustrate the sub-adviser’s performance in managing such a portfolio. In such cases, the performance provided does not show the particular Fund’s performance. For the composites, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The performance provided reflects the sub-adviser’s composite or mutual fund performance, adjusted for estimated expenses of each class of the relevant Fund. The investment returns assume the reinvestment of dividends and capital gains distributions. The performance provided does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composites of portfolios were not subject to all of the investment restrictions to which the Funds will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended. No assurance can be given that the Funds’ performance would not have been lower had it been in operation during the periods for which composite or mutual fund performance is provided. The Funds’ performance may have differed due to factors such as differences in cash flows into and out of the Funds, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the sub-advisers is not indicative of future rates of return and is no indication of future performance of the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

–  3  –

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows, in addition to any shareholder fees, a Fund’s “Net Fund Expenses.” These costs are deducted from a Fund’s assets, which means you pay them indirectly.

Other Information.

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund) and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including these Funds and certain affiliates of these Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that these Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to set aside each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

While these Funds believe that they have valid defenses to all claims raised by Enron, these Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to these Funds, or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

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[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Money Market Fund

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest, at the time of purchase, at least 95% of its net assets in Tier 1 securities and no more than 5% of its net assets in Tier 2 securities. In certain circumstances, unrated securities may qualify as Tier 1 or Tier 2 securities if the Fund’s Sub-Adviser, Babson Capital Management LLC (“Babson Capital”), determines that such securities are of comparable quality to Tier 1 or Tier 2 securities.

The principal risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 1.51% for the quarter ended December 31, 2000 and the lowest was 0.03% for the quarters ended September 30, 2003, December 31, 2003 and March 31, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class A(2)	2.45%	1.53%	3.18%
Salomon Smith Barney 3-Month Treasury Bill Index(3)	3.00%	2.21%	3.72%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class A shares of the Fund for periods prior its inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class A expenses.

(3)	91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States Government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2005 was 3.52%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.35%
Total Annual Fund Operating Expenses	.95%

Less Expense Reimbursement(1)	(.18%	)
Net Fund Expenses(2)(3)	.77%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$79	$285	$508	$1,149

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .18% of other expenses for Class A of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  7  –

MassMutual Premier Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is intended to be three years or less. The Fund’s Sub-Adviser, Babson Capital, may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When Babson Capital believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three-year range are made by reinvesting cash flows and by selective trading.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 3.51% for the quarter ended September 30, 2002 and the lowest was -1.91% for the quarter ended June 30, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class A(2)	-	1.93%	3.30%	4.18%
Lehman Brothers 1-3 Year Government Bond Index(3)		1.73%	3.82%	4.88%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class A shares of the Fund for periods prior its inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class A expenses and for any applicable sales charge in the Average Annual Total Returns table.

(3)	The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Five Years	Since Inception (1/1/98)
Return Before Taxes – Class A	-	1.93%	3.30%	3.84%
Return After Taxes on Distributions – Class A	-	3.22%	1.77%	2.06%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	1.26%	1.90%	2.18%
Lehman Brothers 1-3 Year Government Bond Index(3)		1.73%	3.82%	4.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	3.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.34%
Total Annual Fund Operating Expenses	.99%

Less Expense Reimbursement(1)	(.07%	)
Net Fund Expenses(2)(3)	.92%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$441	$648	$872	$1,514

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of other expenses for Class A of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  9  –

MassMutual Premier Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its net assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, Babson Capital, believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 15% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and/or duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain a weighted-average credit quality at time of initial purchase of AA- or better.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 56.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 4.40% for the quarter ended March 31, 2004 and the lowest was -3.16% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/03)
Return Before Taxes – Class A(2)	-	3.08%	2.05%
Return After Taxes on Distributions – Class A(2)	-	4.76%	0.67%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(2)	-	1.99%	0.96%
Lehman U.S. Treasury Inflation Note Index(3)		2.84%	5.72%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class A shares of the Fund reflects any applicable sales charge.

(3)	The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  10  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment) )
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.31%
Total Annual Fund Operating Expenses(1)	1.04%

Examples

These examples are intended to held you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$577	$791	$1,022	$1,685

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Prior Performance for All

Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for all accounts with investment objectives, policies and investment strategies similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 7.78% for the quarter ended September 30, 2002 and the lowest was -3.06% for the quarter ended June 30, 2004.

–  11  –

Babson Capital Average Annual Total Returns for Similar Accounts(1)

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Since Inception (10/1/01)
Babson Composite Class A(1)	-	3.03%	5.64%
Lehman U.S. Treasury Inflation Note Index(2)		2.84%	8.13%

(1)	Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The bar chart is based on Class A expenses. Some of the portfolios are mutual funds registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2)	The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  12  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, Babson Capital, by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations; diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be restricted or illiquid at the time of purchase.

Babson Capital intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 8.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 4.27% for the quarter ended September 30, 2001 and the lowest was -2.49% for the quarter ended March 31, 1996.

–  14  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class A(2)	-	3.04%	4.16%	4.73%
Lehman Brothers Aggregate Bond Index(3)		2.43%	5.87%	6.17%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

(2)	Performance for Class A shares of the Fund for periods prior its inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class A expenses and for any applicable sales charge in the Average Annual Total Returns table.

(3)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class A	-3.04%	4.16%	4.53%
Return After Taxes on Distributions –Class A	-4.47%	2.29%	2.51%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-1.97%	2.46%	2.64%
Lehman Brothers Aggregate Bond Index(3)	2.43%	5.87%	6.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.30%
Total Annual Fund Operating Expenses	1.03%

Less Expense Reimbursement(1)	(.08%	)
Net Fund Expenses(2)(3)	.95%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$568	$780	$1,010	$1,667

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of other expenses for Class A through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed 0.96% for Class A. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  15  –

MassMutual Premier Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities issued pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities;

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, Babson Capital, will make its own credit quality determination. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 8.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(1)

During the periods shown above, the highest quarterly return was 3.91% for the quarter ended June 30, 2003 and the lowest was -2.12% for the quarter ended June 30, 2004.

–  16  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class A(2)	-3.02%	4.70%	4.45%
Return After Taxes on Distributions – Class A(2)	-4.25%	3.30%	2.77%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(2)	-1.97%	3.17%	2.76%
Lehman Brothers Aggregate Bond Index(3)	2.43%	5.87%	6.01%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class A shares of the Fund reflects any applicable sales charge.

(3)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.40%
Total Annual Fund Operating Expenses	1.15%

Less Expense Reimbursement(1)	(.16%	)
Net Fund Expenses(2)(3)	.99%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$572	$809	$1,064	$1,792

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of other expenses for Class A of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  17  –

MassMutual Premier Strategic Income Fund

Investment Objective

The Fund seeks high current income by investing mainly in fixed income debt securities.

Principal Investment Strategies and Risks

The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called “junk bonds”). These debt securities typically include:

•	foreign government and U.S. government bonds and notes,

•	collateralized mortgage obligations (CMOs),

•	other mortgage-related securities and asset-backed securities,

•	participation interests in loans,

•	“structured” notes,

•	lower-grade, high-yield domestic and foreign corporate debt obligations, and

•	“zero-coupon” or “stripped” securities.

Under normal market conditions, the Fund invests in each of these three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Funds Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range – large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities.

The Fund’s foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or to seek higher investment returns. These include options, futures, forward contracts, CMOs and “structured” notes.

In selecting securities to buy or sell for the Fund, OFI analyzes the overall investment opportunities and risks among the three sectors in which the Fund invests. OFI’s overall strategy is to build a broadly- diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors from time to time. When buying or selling securities, OFI currently focuses on the factors below (some of which may vary in particular cases and may change over time), looking for:

•	Securities offering high current income,

•	Overall portfolio diversification by seeking securities whose market prices tend to move in different directions, and

•	Relative values among the three major market sectors in which the Fund invests.

OFI may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund. The Fund’s diversification strategies, both with respect to securities in different sectors, and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund’s share prices while seeking current income.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the period shown above, the highest quarterly return for the Fund was 2.24% for the quarter ended June 30, 2005 and the lowest quarterly return was -1.70% for the quarter ended March 31, 2005.

–  18  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class A	-	3.05%	-	3.05%
Return After Taxes on Distributions – Class A	-	4.41%	-	4.39%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	1.98%	-	3.36%
Lehman Brothers Aggregate Bond Index(2)		2.43%		2.63%
Citigroup World Government Bond Index(3)	-	6.88%	-	6.76%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3)	The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.45%
Total Annual Fund Operating Expenses	1.25%

Less Expense Reimbursement	(.09%	)
Net Fund Expenses(1)(2)	1.16%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$588	$845	$1,121	$1,906

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  19  –

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Income Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 6.54% for the quarter ended June 30, 2003 and the lowest was -3.46% for the quarter ended September 30, 1998.

OFI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Ten Years
OFI Mutual Fund
Class A*	-	0.95%	7.43%	6.49%
Lehman Brothers Aggregate Bond Index^		2.43%	5.87%	6.17%
Citigroup World Government Bond Index^^	-	6.88%	6.92%	4.99%

*Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Strategic Income Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Strategic Income Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Strategic Income Fund.

^The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  20  –

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MassMutual Premier High Yield Fund

Investment Objective

This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in lower rated fixed income securities, which are commonly known as “junk bonds.”

The Fund invests primarily in high yield (i.e., lower rated) U.S. fixed income securities (junk bonds), including Rule 144A private placements. The Fund may also invest in, among other things, convertible securities, preferred stocks, warrants, bank borrowings and other fixed income securities.

Under normal market conditions, the Fund will have an average dollar-weighted portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and such ranges may change from time to time.

As stated above, the Fund will invest at least 80% of its net assets in lower rated fixed income securities. These securities are considered below investment grade and are commonly known as junk bonds. A lower rated fixed income security is a security that, at the time the Fund acquires the security, is not rated in one of the top four rating categories by either Moody’s Investors Service or Standard & Poor’s, or is an unrated security that the Fund’s Sub-Adviser, Babson Capital, determines to be of comparable quality. Thus, a lower rated fixed income security will be rated below Baa3 by Moody’s Investor’s Service or below BBB- by Standard & Poor’s, or will be an unrated security that Babson Capital determines to be of comparable quality.

Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering either trends or macro economic factors. Babson Capital prefers companies that possess one or more of the following characteristics: strong business position; ability to generate free cash flow to repay debt; favorable capital structure; high level of fixed assets; conservative accounting; and respected management or equity sponsor.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Convertible Securities Risk, Lower-Rated Fixed Income Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 11.01% for the quarter ended June 30, 2003 and the lowest was -3.14% for the quarter ended June 30, 2001.

–  22  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (9/05/00)
Class A(2)	-3.10%	7.77%	7.03%
Lehman Brothers U.S. Corporate High Yield Index(3)	2.74%	8.85%	6.98%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class A shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class A expenses and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The Lehman Brothers U.S. Corporate High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included. The index includes both corporate and non-corporate sectors. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class A	-3.10%	-0.83%
Return After Taxes on Distributions – Class A	-5.39%	-3.16%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-1.93%	-2.01%
Lehman Brothers U.S. Corporate High Yield Index(3)	2.74%	4.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.41%
Total Annual Fund Operating Expenses(1)	1.16%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$687	$923	$1,177	$1,902

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  23  –

MassMutual Premier Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, Babson Capital, about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 20% and no more than 40% of the Fund’s total assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s total assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s total assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 9.96% for the quarter ended June 30, 2003 and the lowest was -9.77% for the quarter ended September 30, 2002.

–  24  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class A(2)	-	2.16%	0.40%	3.99%
S&P 500® Index(3)		4.91%	0.54%	9.07%
Lipper Balanced Fund Index(4)		5.19%	3.51%	7.57%
Lehman Brothers Aggregate Bond Index(5)		2.43%	5.87%	6.17%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class A shares of the Fund for periods prior its inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class A expenses and for any applicable sales charge in the Average Annual Total Returns table.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4)	The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Five Years		Since Inception (1/1/98)
Return Before Taxes – Class A	-	2.16%		0.40%	1.41%
Return After Taxes on Distributions – Class A	-	2.73%	-	0.31%	-0.35%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	1.25%	-	0.06%	0.39%
S&P 500®Index(3)		4.91%		0.54%	4.79%
Lipper Balanced Fund Index(4)		5.19%		3.51%	5.46%
Lehman Brothers Aggregate Bond Index(5)		2.43%		5.87%	6.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.44%
Total Annual Fund Operating Expenses	1.17%

Less Expense Reimbursement	(.01%	)
Net Fund Expenses(1)(2)	1.16%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$687	$925	$1,182	$1,912

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  25  –

MassMutual Premier Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of different capitalization ranges. The Fund also can buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund will not invest more than 25% of its total assets in foreign securities.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI, selects securities one at a time. This is called a “bottom up approach.” OFI uses a fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI may consider selling a stock for one or more of the following reasons:

•	The stock price has reached its target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 15.33% for the quarter ended June 30, 2003 and the lowest was -17.83% for the quarter ended September 30, 1998.

–  26  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class A(2)	-	4.55%	3.75%	7.97%
Russell 1000® Value Index(3)		7.05%	5.28%	10.94%
S&P 500® Index(4)		4.91%	0.54%	9.07%
S&P 500®/ Barra Large Cap Value Index(5)		6.33%	2.53%	9.44%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006.

(2)	Performance for Class A shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class L shares, adjusted to reflect Class A expenses and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The Russell 1000® Value Index is an unmanaged index representative of stocks with greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased by investors.

(4)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5)	The S&P 500®/ Barra Large Cap Value Index is an unmanaged index of those common stocks that have the lowest price-to-book ratios comprising half of the aggregate market capitalization of the S&P 500 Index.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class A	-	4.55%	2.16%
Return After Taxes on Distributions – Class A	-	4.82%	1.84%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	2.59%	1.83%
Russell 1000® Value Index(3)		7.05%	13.76%
S&P 500® Index(4)		4.91%	10.93%
S&P 500®/ Barra Large Cap Value Index(5)		6.33%	12.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.34%
Total Annual Fund Operating Expenses(1)	1.09%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$681	$903	$1,142	$1,827

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  27  –

MassMutual Premier Enhanced Index Value Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 16.43% for the quarter ended June 30, 2003 and the lowest was -18.29% for the quarter ended September 30, 2002.

–  28  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class A(2)	1.41%	4.13%	5.07%
Russell 1000® Value Index(3)	7.05%	5.28%	5.81%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class A shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class A expenses and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The Russell 1000® Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class A		1.41%	8.32%
Return After Taxes on Distributions – Class A	-	0.57%	6.38%
Return After Taxes on Distributions and Sale of Fund Shares – Class A		2.02%	6.47%
Russell 1000® Value Index(3)		7.05%	13.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.41%
Total Annual Fund Operating Expenses	1.16%

Less Expense Reimbursement	(.07%)
Net Fund Expenses(1)(2)	1.09%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$681	$917	$1,171	$1,896

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  29  –

MassMutual Premier Enhanced Index Value Fund II

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000 Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are summarized beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the period shown above, the highest quarterly return for the Fund was 4.49% for the quarter ended September 30, 2005 and the lowest quarterly return was 0.53% for the quarter ended December 31, 2005.

Average Annual Total Return(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (10/15/04)
Return Before Taxes – Class A		1.28%	9.13%
Return After Taxes on Distributions – Class A	-	2.27%	5.84%
Return After Taxes on Distributions and Sale of Fund Shares – Class A		3.22%	6.87%
Russell 1000® Value Index(2)		7.05%	15.18%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  30  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.35%
Total Annual Fund Operating Expenses	1.10%

Less Expense Reimbursement	(.01%)
Net Fund Expenses(1)(2)	1.09%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	Ten Years
Class A	$681	$905	$1,146	$1,837

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Prior Performance for All

Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson for a composite of all portfolios with investment objectives, policies and investment strategies similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

During the periods shown above, the highest quarterly return was 16.45% for the quarter ended June 30, 2003 and the lowest was -18.25% for the quarter ended September 30, 2002.

Babson Capital Average Annual

Total Returns for All Similar Accounts(1)

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (6/1/00)
Babson Composite
Class A(1)	1.32%	4.65%	5.43%
Russell 1000® Value Index(2)	7.05%	5.28%	5.93%

(1)	Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The bar chart is based on Class A expenses. Some of the portfolios are mutual funds (or portions thereof) registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2)	The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

–  31  –

MassMutual Premier Enhanced Index Core Equity Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in the active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the S&P 500® Index, which is an unmanaged, broad-based index of common stocks frequently used as a general measure of stock market performance.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by Babson Capital. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. For more information, please see additional disclosure in the Fund’s Statement of Additional Information, which is incorporated by reference into this Prospectus.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 23.76% for the quarter ended December 31, 1998 and the lowest was -17.65% for the quarter ended December 31, 2000.

–  32  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years		Since Inception (8/26/96)
Class A(2)	-	1.03%	-	1.37%	6.76%
S&P 500® Index(3)		4.91%		0.54%	8.63%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund changed its investment objective, strategies and policies on December 18, 2000. The performance results shown above would not necessarily have been achieved had the Fund’s current objective, strategies and policies been in effect for the periods for which the performance results are presented.

(2)	Performance for Class A shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class A expenses, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Since Inception ( 11/1/04)
Return Before Taxes – Class A	-	1.03%	5.62%
Return After Taxes on Distributions – Class A	-	1.17%	5.44%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	0.49%	4.78%
S&P 500® Index(3)		4.91%	10.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.45%
Total Annual Fund Operating Expenses	1.20%

Less Expense Reimbursement	(.11%	)
Net Fund Expenses(1)(2)	1.09%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$681	$925	$1,188	$1,936

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  33  –

MassMutual Premier Main Street Fund

Investment Objective

The Fund seeks a high total return.

Principal Investment Strategies and Risks

The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI, uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•	Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of “bottom-up” models helps to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

•	Fundamental research: OFI uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI using the tools described above.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the period shown above, the highest quarterly return for the Fund was 4.03% for the quarter ended September 30, 2005 and the lowest quarterly return was -2.10% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class A	-	0.71%	-	0.70%
Return After Taxes on Distributions – Class A	-	0.87%	-	0.87%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	0.24%	-	0.60%
S&P 500® Index(2)		4.91%		4.75%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  34  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.35%
Total Annual Fund Operating Expenses	1.25%

Less Expense Reimbursement	(.02%	)
Net Fund Expenses(1)(2)	1.23%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$948	$1,221	$1,997

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 22.05% for the quarter ended December 31, 1998 and the lowest was -16.62% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years		Ten Years
OFI Mutual Fund
Class A*	-	0.55%	-	0.30%	6.81%
S&P 500® Index^		4.91%		0.54%	9.07%

*Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Main Street Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Fund.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  35  –

MassMutual Premier Capital Appreciation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of “growth companies.” These may be newer companies or established companies of any capitalization range that the Fund’s Sub-Adviser, OFI, believes may appreciate in value over the long term.

OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. OFI focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund’s portfolio among industries and market sectors. Currently, OFI looks for:

•	Companies with above-average growth potential,

•	Companies with increasing earnings momentum and a history of positive earnings growth,

•	Stocks with reasonable valuations relative to their growth potential,

•	Companies with the potential for positive earnings surprises, and

•	Growth rates that OFI believes are sustainable over time.

OFI may sell companies from the Fund that it believes no longer meet the above criteria. The Fund currently does not expect to have more than 35% of its net assets invested in foreign securities, although it has the ability to invest in them without limit.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the period shown above, the highest quarterly return for the Fund was 3.67% for the quarter ended December 31, 2005 and the lowest quarterly return was -2.80% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class A	-	1.41%	-	1.41%
Return After Taxes on Distributions – Class A	-	1.41%	-	1.41%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	0.92%	-	1.20%
S&P 500® Index(2)		4.91%		4.75%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  36  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.33%
Total Annual Fund Operating Expenses	1.23%

Less Expense Reimbursement	(.14%	)
Net Fund Expenses(1)(2)	1.09%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$681	$931	$1,200	$1,965

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Capital Appreciation Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 28.95% for the quarter ended December 31, 1999 and the lowest was -19.91% for the quarter ended September 30, 2001.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years		Ten Years
OFI Mutual Fund
Class A*	-	1.28%	-	2.62%	9.50%
S&P 500® Index^		4.91%		0.54%	9.07%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Capital Appreciation Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Capital Appreciation Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Capital Appreciation Fund.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  37  –

MassMutual Premier Core Growth Fund

Investment Objective

This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, OFI, invests mainly in common stocks of “growth companies.” The Fund currently focuses on stocks of companies having a large or mid-size market capitalization, but this focus could change over time. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

OFI looks for stocks of companies with growth potential, and normally invests in between 60 and 80 companies, to focus the portfolio. Currently, OFI seeks to implement that investment approach by looking for:

•	Companies that have strong revenue growth

•	Companies with above-average earnings growth

•	Companies that we believe can sustain strong revenue and earnings growth

•	Companies that are well established as leaders in growth markets

•	Stocks with attractive valuations relative to their growth potential

OFI may sell companies from the Fund that it believes no longer meet the above criteria.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 17.71% for the quarter ended December 31, 1999 and the lowest was -19.78% for the quarter ended September 30, 2001.

–  38  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Since Inception (1/20/98)
Class A(2)	0.72%	-	5.20%	0.31%
S&P 500® Index(3)	4.91%		0.54%	4.92%
Russell 1000 Growth Index(4)	5.26%	-	3.58%	2.28%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006.

(2)	Performance for Class A shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class A expenses and to reflect any applicable sales charges in the Average Annual Total Returns table.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

(4)	The Russell 1000 Growth Index is an unmanaged index that contains stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class A	0.72%	4.13%
Return After Taxes on Distributions – Class A	0.66%	4.02%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	0.55%	3.51%
S&P 500® Index(3)	4.91%	10.93%
Russell 1000 Growth Index(4)	5.26%	11.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.42%
Total Annual Fund Operating Expenses	1.22%

Less Expense Reimbursement	(.02%)
Net Fund Expenses(1)(2)	1.20%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$691	$939	$1,206	$1,965

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  39  –

MassMutual Premier Enhanced Index Growth Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Growth Index, which is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 14.13% for the quarter ended June 30, 2003 and the lowest was -20.70% for the quarter ended March 31, 2001.

–  40  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years		Since Inception (12/19/00)
Class A(2)	-	0.89%	-	4.89%	-	4.10%
Russell 1000® Growth Index(3)		5.26%	-	3.58%	-	4.31%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class A shares of the Fund for periods prior to its inception date 11/01/04 is based on the performance of Class Y shares, adjusted to reflect Class A expenses, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The Russell 1000® Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values that securities in the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Since Inception (11/01/04)
Return Before Taxes – Class A	-	0.89%	5.50%
Return After Taxes on Distributions – Class A	-	0.95%	5.39%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	0.51%	4.68%
Russell 1000® Growth Index(3)		5.26%	11.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.40%
Total Annual Fund Operating Expenses	1.15%

Less Expense Reimbursement	(.06%	)
Net Fund Expenses(1)(2)	1.09%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$681	$915	$1,167	$1,886

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  41  –

MassMutual Premier Mid-Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in medium-sized companies.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by outperforming the Russell Mid Cap Value Index, while taking a low risk approach to mid cap investing. Under normal market conditions, the Fund will invest at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell Mid Cap Value Index. The range of capitalization of companies included in the Russell Mid Cap Value Index will fluctuate as market prices increase or decrease. The strategy emphasizes bottom-up stock selection. The Funds’ Sub-Adviser, Babson Capital, seeks to construct a diversified portfolio of profitable companies with near to medium term opportunities for improvement that trade at reasonable valuations relative to their peers and preferably below their intrinsic value.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 56.

Annual Performance

The Fund began operations December 1, 2005, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	1.44%
Total Annual Fund Operating Expenses	2.49%

Less Expense Reimbursement	(1.09%	)
Net Fund Expenses(2)(3)	1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$710	$1,210

–  42  –

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson Capital for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Mid-Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 16.98% for the quarter ended June 30, 2003 and the lowest was -10.02% for the quarter ended September 30, 2002.

Babson Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (1/2001)
Babson Composite
Class A*	2.87%	13.81%
Russell Mid Cap Value Index^	12.65%	12.21%

* Performance shown is a composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The portfolios are private accounts. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future performance of the Fund.

^ The Russell Mid Cap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  43  –

MassMutual Premier Small Capitalization Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest substantially all (but no less than 80%) of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000® Index. The range of capitalization of companies included in the Russell 2000® Index will fluctuate as market prices increase or decrease.

In selecting securities for investment, the Fund’s Sub-Adviser, Babson Capital, considers common stocks of those companies that satisfy the Fund’s market capitalization criteria, that are currently out of favor with investors, and whose current prices do not adequately reflect, in Babson Capital’s opinion, the ongoing business value of the underlying companies.

The Fund’s investment strategy focuses on bottom-up stock-picking using fundamental analysis, rather than market or economic forecasts. More specifically, the Fund invests in companies that Babson Capital believes possess one or more of the following characteristics: strong financials; proven products or services; dominant market share; sustainable competitive advantage; attractive valuation; potential for improving margins; and potential for accelerating earnings.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 18.19% for the quarter ended December 31, 2003 and the lowest was -18.01% for the quarter ended September 30, 2002.

–  44  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (12/19/00)
Class A(2)	-	8.99%	8.57%	9.05%
Russell 2000® Index(3)		4.55%	8.22%	9.11%
Russell 2000® Value Index(4)		4.71%	13.55%	14.83%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class A shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class A expenses and to reflect any applicable sales charges in the Average Annual Total Returns table.

(3)	The Russell 2000® Index is a broad-based index that consists of the 2000 smallest securities in the Russell 3000® Index (which represents approximately 98% of the U.S. equity market capitalization), representing approximately 8% of the Russell 3000 total market capitalization. This Index is a commonly used measure of the stock performance of small and medium-size companies in the United States. The Index does not incur expenses and cannot be purchased directly by investors.

(4)	The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class A	-	8.99%	0.96%
Return After Taxes on Distributions – Class A	-	9.46%	0.51%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	5.21%	0.82%
Russell 2000® Index(3)		4.55%	14.39%
Russell 2000® Value Index(4)		4.71%	14.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.37%
Total Annual Fund Operating Expenses	1.32%

Less Expense Reimbursement	(.02%)
Net Fund Expenses(1)(2)	1.30%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$701	$969	$1,256	$2,071

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  45  –

MassMutual Premier Small Company Opportunities Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund’s Sub-Adviser, Babson Capital, to be realistically valued.

Principal Investment Strategies and Risks

Normally, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000 Index. The range of capitalization of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease.

The Fund’s Sub-Adviser, Babson Capital, believes that there are persistent stock price inefficiencies in the market for stocks of smaller companies. As a result of limited coverage and ownership, smaller company stocks frequently trade at significant discounts from their intrinsic value. Babson Capital will seek to identify companies that are mispriced as compared with their expected earnings stream.

Although the Fund’s investment process emphasizes fundamental analysis, Babson Capital first uses computer screening and industry sources to narrow the Fund’s investment universe. Babson Capital screens these candidates by looking for further signs of quality and growth, such as revenue and earnings per share growth. Babson Capital then makes decisions using fundamental analysis on stocks that come through its initial screens, emphasizing an issuer’s historic financial performance, balance sheet strength, management capability, profitability and competitive position. Specifically, Babson Capital looks for the following characteristics: sustainable competitive advantage; strong management; long product cycles; pricing flexibility; smaller size as a competitive advantage; high sustained return on investment; above-average earnings per share growth; and attractive valuation. Out of this analysis, Babson Capital selects what it believes to be the best companies for the Fund’s portfolio.

The Fund may purchase stocks in initial public offerings (“IPOs”) and may sell such securities without regard to how long the Fund has held the securities. The market capitalizations of the companies whose securities the Fund purchases in IPOs may be outside the Fund’s market capitalization range stated above.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the periods shown above, the highest quarterly return was 22.08% for the quarter ended June 30, 2001 and the lowest was -19.79% for the quarter ended September 30, 2002.

–  46  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Five Years	Since Inception (7/20/98)
Return Before Taxes Class A	-	6.04%	9.83%	10.74%
Return After Taxes on Distributions – Class A	-	7.28%	8.78%	9.29%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	-	2.47%	8.13%	8.64%
Russell 2000 Index(2)		4.55%	8.22%	6.54%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges but does reflect the initial sales charge. The Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001. The performance results shown above would not necessarily have been achieved had the Fund’s current strategy been in effect for the periods for which performance results are presented.

(2)	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.32%
Total Annual Fund Operating Expenses	1.15%

Less Expense Reimbursement	(.01%	)
Net Fund Expenses(1)(2)	1.14%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$685	$919	$1,172	$1,891

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  47  –

MassMutual Premier Global Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Fund’s Sub-Adviser, OFI, looks primarily for foreign and U.S. companies with high growth potential. OFI uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

OFI considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. OFI currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth-oriented companies worldwide,

•	Companies that stand to benefit from global growth trends,

•	Businesses with strong competitive positions and high demand for their products or services, and

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, OFI considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares

During the period shown above, the highest quarterly return for the Fund was 9.49% for the quarter ended September 30, 2005 and the lowest quarterly return was -3.30% for the quarter ended March 31, 2005.

–  48  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class A	6.77%	6.75%
Return After Taxes on Distributions – Class A	6.64%	6.63%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	4.57%	5.74%
MSCI World Index(2)	9.49%	9.43%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.45%
Total Annual Fund Operating Expenses	1.50%

Less Expense Reimbursement	(.07%)
Net Fund Expenses(1)(2)	1.43%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$713	$1,017	$1,341	$2,255

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  49  –

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Global Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 36.42% for the quarter ended December 31, 1999 and the lowest was -18.31% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class A*	7.11%	4.28%	12.58%
MSCI World Index^	9.49%	2.18%	7.04%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The performance is of the Oppenheimer Global Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Global Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Global Fund.

^ The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Premier International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its net assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund’s Sub-Adviser, OFI, focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. OFI also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:

•	Capital Market Development;

•	Telecommunications/Media;

•	Efficiency Enhancing Technologies and Services;

•	Healthcare and Biotechnology;

•	Infrastructure Spending;

•	Emerging Consumer Markets;

•	Corporate Restructuring; and

•	Natural Resources.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 56.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class A Shares(2)

During the periods shown above, the highest quarterly return was 39.31% for the quarter ended December 31, 1999 and the lowest was -29.47% for the quarter ended September 30, 2002.

–  52  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Ten Years
Class A(2)	7.52%	-	0.16%	7.01%
MSCI EAFE(3)	13.54%		4.55%	5.84%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class A shares of the Fund for periods prior its inception date (1/1/98) is based on the performance of Class S shares adjusted to reflect Class A expenses and for any applicable sales charge in the Average Annual Total Returns table.

(3)	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years		Since Inception (1/1/98)
Return Before Taxes – Class A	7.52%	-	0.16%	4.91%
Return After Taxes on Distributions – Class A	7.42%	-	0.21%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	5.07%	-	0.13%	3.42%
MSCI EAFE(3)	13.54%		4.55%	6.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.44%
Total Annual Fund Operating Expenses	1.54%

Less Expense Reimbursement	(.02%	)
Net Fund Expenses(1)(2)	1.52%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. The examples include the initial sales charge. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$722	$1,033	$1,365	$2,301

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  53  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

The Fund will invest a minimum of 90% of its total assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund may invest up to 10% of its total assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•	Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its total assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 56.

Annual Performance

The Fund began operations December 1, 2005, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  54  –

Expense Information

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	(1)

(1)	A contingent deferred sales charge may apply to shares redeemed within 18 months of purchase from initial investments of $1 million or more.

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	2.45%
Total Annual Fund Operating Expenses	3.60%

Less Expense Reimbursement	(2.02%	)
Net Fund Expenses(2)(3)	1.58%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples include the initial sales charge. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$727	$1,441

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.45% for the quarter ended June 30, 2003 and the lowest was -19.13% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares Baring’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (7/2000)
Baring Composite
Class A*	10.86%	3.68%	0.65%

MSCI EAFE^	13.54%	4.55%	2.32%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class A expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  55  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk – Money Market/Bond Funds

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Money Market Fund, the Short-Duration Bond Fund, the Inflation Protected, the Core Bond Fund, the Balanced Fund’s Core Bond Segment, the Diversified Bond Fund, the Strategic Income Fund and the High Yield Fund are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is defined on page 8 of the Prospectus and in the Statement of Additional Information. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Market Risk – Equity Funds

The Core Equity Segment of the Balanced Fund, the Value Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Core Growth Fund, the Enhanced Index Growth Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Small Company Opportunities Fund, the Global Fund, the International Equity Fund and the Focused International Fund are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

–  56  –

Fund, the Diversified Bond Fund, the Strategic Income Fund, the Core Bond Segment of the Balanced Fund and the High Yield Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. All the Funds are subject to management risk because those Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk. Accordingly, the Funds may be subject to liquidity risk.

•	Derivative Risk. All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated.

–  57  –

The Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. The Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Capital Appreciation Fund, the Small Company Opportunities Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund generally have the greatest exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Capital Apprciation Fund, the Core Growth Fund, the Enhanced Index Growth Fund, the Global Fund, the International Equity Fund and the Focused International Fund generally have the greatest exposure to this risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Value Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Mid-Cap Value Fund and the Small Capitalization Value Fund generally have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded.

–  58  –

All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. The High Yield Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so. In addition to the High Yield Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Balanced Fund’s Core Bond Segment generally have the greatest exposure to this risk.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which the High Yield Fund and Strategic Income Fund invest, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

These Funds may hold any portion of their assets in lower rated ( i.e., below investment grade) securities. Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

Since the Funds may invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default), the Funds may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. In addition to the High Yield Fund and Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Balanced Fund’s Core Bond Segment generally have the greatest exposure to this risk.

•.	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in higher capital gains taxes. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Risk	Money Market Fund	Short-Duration Bond Fund	Inflation Protected Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	High Yield Fund	Balanced Fund	Value Fund

Market Risk	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X

Prepayment Risk		X	X	X	X	X	X	X

Liquidity Risk			X	X	X	X	X	X	X

Derivative Risk		X	X	X	X	X	X	X	X

Foreign Investment Risk			X	X	X	X	X	X	X

Emerging Markets Risk				X	X	X	X	X	X

Currency Risk			X	X	X	X	X	X	X

Smaller Company Risk									X

Growth Company Risk

Value Company Risk									X

Leveraging Risk		X	X	X	X	X		X	X

Convertible Securities Risk		X		X	X		X	X	X

Lower-Rated Fixed Income Securities Risk		X		X	X	X	X	X

Preferred Stock Risk							X		X

Portfolio Turnover Risk							X		X

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Risk	Enhanced Index Value Fund	Enhanced Index Value Fund II	Enhanced Index Core Equity Fund	Main Street Fund	Capital Appreciation Fund	Core Growth Fund	Enhanced Index Growth Fund	Mid-Cap Value Fund	Small Capitalization Value Fund	Small Company Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk

Liquidity Risk	X	X	X		X		X	X	X	X	X	X	X

Derivative Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Foreign Investment Risk					X	X		X		X	X	X	X

Emerging Markets Risk											X	X

Currency Risk					X	X		X		X	X	X	X

Smaller Company Risk					X			X	X	X	X		X

Growth Company Risk					X	X	X			X	X		X

Value Company Risk	X	X						X	X

Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Convertible Securities Risk

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk	X	X	X			X	X	X		X			X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2005, MassMutual, together with its subsidiaries, had assets under management in excess of $390 billion.

MassMutual will be paid an investment management fee based on a percentage of each Fund’s average daily net assets as follows: .35% for the Money Market Fund, .40% for the Short-Duration Bond Fund, .48% for the Inflation-Protected Bond Fund, .48% for the Core Bond Fund, .50% for the Diversified Bond Fund, .55% for the Strategic Income Fund, .50% for the High Yield Fund, .48% for the Balanced Fund, .50% for the Value Fund, .50% for the Enhanced Index Value Fund, .50% for the Enhanced Index Value Fund II, .50% for the Enhanced Index Core Equity Fund, .65% for the Main Street Fund, .65% for the Capital Appreciation Fund, .55% for the Core Growth Fund, .50% for the Enhanced Index Growth Fund, .80% for the Mid-Cap Value Fund, .70% for the Small Capitalization Value Fund, .58% for the Small Company Opportunities Fund, .80% for the Global Fund, .85% for the International Equity Fund and .90% for the Focused International Fund.

A discussion regarding the basis for the board of trustees approving any investment advisory contract of the Funds is available in either the Funds’ semi-annual report to shareholders dated April 30, 2005 or will be available in the Funds’ semi-annual report to shareholders dated April 30, 2006 or the Funds’ annual report to shareholders dated October 31, 2006.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee range for Class A shares of the Funds is .2144% to .3968%.

MassMutual Contracts with the following Sub-Advisers to help manage the Funds:

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Enhanced Index Value Fund, Enhanced Index Value Fund II, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund, Mid-Cap Value Fund, Small Capitalization Value Fund and Small Company Opportunities Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of December 31, 2005 of more than $92 billion.

William M. Awad III

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Awad is a Chartered Financial Analyst with over 17 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Awad worked as an auditor at State Street Bank & Trust and later served as assistant portfolio manager at Neworld Bank, as senior mortgage strategist at Scudder, Stevens & Clark and as portfolio manager at Fleet Investment Advisors.

Chris C. Cao

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II and the Enhanced Index Core Equity Segment of the Balanced Fund with Michael Farrell. Mr. Cao, a Chartered Financial Analyst, has over six years of investment experience. Mr. Cao joined Babson Capital in 2001. Prior to that

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time, Mr. Cao had worked for Aeltus Investment Management and more recently at INVESCO. Mr. Cao and Mr. Farrell are assisted by a team of Babson Capital professionals.

Christopher M. Crooks

is a portfolio manager of the Small Company Opportunities Fund. Mr. Crooks, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 12 years of investment experience. Prior to joining Babson Capital in 2003, Mr. Crooks was a Managing Director at Commerce Capital Markets where he worked as an analyst.

Ronald Desautels

shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Nagle. Mr. Desautels has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson Capital, is a Chartered Financial Analyst with 29 years of investment experience and has been associated with MassMutual since 1985.

Steven A. Dray

is a portfolio manager of the Small Company Opportunities Fund. Mr. Dray, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over ten years of investment experience. Prior to joining Babson Capital in 2001, he was with Strong Capital Management for five years where he worked as an analyst and then as an associate portfolio manager.

Michael Farrell

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II and the Enhanced Index Core Equity Segment of the Balanced Fund with Mr. Cao. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson Capital, has 18 years of investment experience. Mr. Farrell joined Babson Capital in April, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992.

Jill Fields

is principally responsible for the day-to-day management of the High Yield Fund and the high yield segment of the Diversified Bond Fund. Ms. Fields, a Managing Director of Babson Capital, joined Babson Capital in 2000. Prior to that time, Ms. Fields had worked for ITT Hartford Insurance Companies as the Director of Corporate Bond Research and more recently at MassMutual as an investment professional.

Daniel J. Goldfarb

is a portfolio manager of the Small Company Opportunities Fund. Mr. Goldfarb, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 19 years of investment experience. Prior to joining Babson Capital in 1995, he served as a research analyst with Wilmington Trust.

Marilyn Mendel Han

is a co-portfolio manager of the Small Capitalization Value Fund, along with Mr. James and Ms. Prasad. Ms. Mendel Han, a Managing Director of Babson Capital, has over 19 years of industry experience. Prior to joining Babson Capital in 1994, she served as an investment banker at Bear Stearns, a sales and trading associate at Chemical Bank, and a financial planning analyst at Morgan Stanley.

Lance F. James

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Mendel Han and Ms. Prasad, and of the Mid-Cap Value Fund, along with Mr. Kylander. Mr. James, a Managing Director at Babson Capital, is the head of the firm’s Small/Mid Cap Value Team that provides research and portfolio management for the Fund. Mr. James has over 24 years of investment experience. Prior to joining Babson Capital in 1986, he spent time at Rockwell International Corporation, EBF Associates of Boston and later at Hewitt Associates.

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Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, and the Money Market Segment of the Balanced Fund and is head of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, and the Core Bond Segment of the Balanced Fund. Ms. Kibbe, a Managing Director of Babson Capital, has over 30 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for Babson Capital.

Stephen E. Kylander

is a co-portfolio manager of the Mid-Cap Value Fund, along with Mr. James. Mr. Kylander, a Managing Director at Babson Capital, has over 17 years of industry experience. Prior to joining Babson Capital in 1999, Mr. Kylander spent time at The Yarmouth Group, LEK Consulting Group and The First Boston Corporation.

Stephen F. Libera

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Libera, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 31 years of investment experience. Prior to joining Babson Capital in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

David L. Nagle

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Nagle shares principle responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Desautels. Mr. Nagle, a Chartered Financial Analyst, has more than 20 years of investment experience with Babson Capital.

Mitali Prasad

is a co-portfolio manager of the Small Capitalization Value Fund, along with Mr. James and Ms. Mendel Han. Ms. Prasad, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over 12 years of industry experience. She joined Babson Capital in 1994.

Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of December 31, 2005 the BAM Group managed US$34.79 billion on behalf of clients located around the world. Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group - a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working just with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

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OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281, manages the investments of the Strategic Income Fund, Value Fund, Main Street Fund, Capital Appreciation Fund, Core Growth Fund, Global Fund and International Equity Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2005, OFI managed assets of approximately $204 billion.

Marc L. Baylin

is a co-portfolio manager of the Capital Appreciation Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI. Prior to joining OFI in September 2005, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

Rajeev Bhaman

is the portfolio manager of the Global Fund. Mr. Bhaman, a Chartered Financial Analyst, has been a Vice President of OFI since 1996. Prior to joining the Global Equity Investment team at OFI in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

George R. Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Senior Vice President and Portfolio Manager of OFI and has been with OFI since 1990. Prior to joining OFI in 1990, he was a Securities Analyst and Portfolio Manager at Brown Brothers Harriman & Company.

Christopher Leavy

is the portfolio manager of the Value Fund. Mr. Leavy is a Senior Vice President of OFI. Prior to joining OFI in 2000, Mr. Leavy was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

Nikolaos D. Monoyios

is a co-portfolio manager of the Main Street Fund. Mr. Monoyios is a Senior Vice President of OFI . Prior to joining OFI in 1998, Mr. Monoyios was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company for over 17 years.

David Poiesz

is the portfolio manager of the Core Growth Fund. Mr. Poiesz has been a Senior Vice President and Director of Growth Equities of OFI since June 2004. Prior to joining OFI, Mr. Poiesz was Senior Portfolio Manager at Merrill Lynch from October 2002 to May 2004, founding partner of RiverRock Capital LLC, a hedge fund product, from April 1999 to July 2001 and portfolio manager at Jennison Associates from November 1992 to March 1999.

Marc R. Reinganum

is a portfolio manager of the Main Street Fund. Dr. Reinganum is a Vice President of OFI. Prior to joining OFI in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

Arthur P. Steinmetz

is the portfolio manager of the Strategic Income Fund. Mr. Steinmetz is a Senior Vice President of OFI. Prior to joining OFI in 1986, Mr. Steinmetz was an Analyst with PaineWebber where his responsibilities dealt with derivative securities.

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William L. Wilby

is a Senior Vice President of OFI, and is a co-portfolio manager of the Capital Appreciation Fund. Dr. Wilby, a Chartered Financial Analyst with over 23 years of asset management experience, has been with OFI since 1991. Before joining OFI in 1991, Mr. Wilby was an International Investment Strategist at Brown Brothers Harriman & Co. Prior to Brown Brothers, he was a Managing Director and Portfolio Manager at AIG Global Investors. He joined AIG from Northern Trust Bank in Chicago, where he was an International Pension Manager. Before beginning his Portfolio Management career, Mr. Wilby was an International Financial Economist at Northern Trust Bank and at the Federal Reserve Bank in Chicago.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, the shareholders of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the Balanced Fund, the Enhanced Index Value Fund II, the Main Street Fund, the Capital Appreciation Fund, the Mid-Cap Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund have previously approved this arrangement.

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About the Classes of Shares

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class A shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class A shares of the Funds may also be purchased by the following Eligible Purchasers:

Class A Shares

Eligible Purchasers.  Class A shares may be purchased by:

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans;

•	Individual retirement accounts described in Code Section 408; and

•	Other institutional investors, nonqualified deferred compensation plans and voluntary employees’ beneficiary associations described in Code Section 501(c)(9).

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class A shares. There is no minimum plan or institutional investor size to purchase Class A shares.

Additionally, shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004 may purchase Class A shares of the Small Company Opportunities Fund.

Class A shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Distribution and Service (Rule 12b-1) Fees.  Class A shares are sold at net asset value per share plus an initial sales charge. The Funds have adopted Rule 12b-1 Plans for Class A shares of the Funds.

Under the Class A Plans, each Fund is permitted to pay distribution and service fees at the annual rate of .25%, in the aggregate, of that Fund’s average daily net assets attributable to Class A shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class A shares and for related expenses. Services fees may be paid to brokers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses. Compensation under the Plans for service fees will be paid to MassMutual, through MML Distributors, LLC (the “Distributor”), and

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compensation under the Plans for distribution fees will be paid to the Distributor. MassMutual and the Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to the brokers or other intermediaries. MassMutual may pay any Class A 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual will pay the service fees on a quarterly basis.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class A shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class A shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class A shares, including any advance of 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class A shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class A shares will be based on criteria established by MassMutual. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class A shares is described above under “Distribution and Service (Rule 12b-1) Fees”. Where Class A shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class A shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that result in the sale of certain of MassMutual’s variable annuity contracts. The Funds are underlying investment options for these contracts.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans that own MassMutual’s variable annuity contracts;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•	Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms for the sale of its variable annuity contracts or with other marketing or administrative services with respect to these contracts; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Global Fund, International Equity Fund or Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into the Global Fund, International Equity Fund or Focused International Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

–  69  –

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will place trades by telephone or in writing directly with Investors Bank & Trust Company (“IBT”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to IBT. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone are able to do so through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to IBT. Transaction orders placed in writing should be addressed to Investors Bank & Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•	A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•	The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•	The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to IBT.

Initial Sales Charges

Class A shares are sold at their offering price, which is normally NAV plus an initial sales charge. However, in some cases, as described below, purchases are not subject to an initial sales charge, and the offering price will be the NAV. In other cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire sales charge as a concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

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Front-End Sales Charge (As a Percentage of Offering Price) /
Front-End Sales Charge (As a Percentage of Net Amount
Invested) / Concession (As a Percentage of Offering Price) for
Different Purchase Amounts:
Price Breakpoints	General Equity	General Taxable Bond	Shorter- Term Bond
Less than $25,000	5.75%/ 6.10%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$25,000- $49,999	5.50%/ 5.82%/ 4.75%	4.75%/ 4.99%/ 4.00%	3.50%/ 3.63%/ 3.00%
$50,000- $99,999	4.75%/ 4.99%/ 4.00%	4.50%/ 4.71%/ 3.75%	3.50%/ 3.63%/ 3.00%
$100,000-$249,999	3.75%/ 3.90%/ 3.00%	3.50%/ 3.63%/ 2.75%	3.00%/ 3.09%/ 2.50%
$250,000-$499,999	2.50%/ 2.56%/ 2.00%	2.00%/ 2.04%/ 2.25%	2.50%/ 2.56%/ 2.00%
$500,000-$999,999	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.60%	2.00%/ 2.04%/ 1.50%
$1,000,000 or more	None/ None/ 1.00%	None/ None/ 1.00%	None/ None/ .50%

A reduced sales charge may be obtained for Class A shares under the Funds’ “Rights of Accumulation” because of the economies of sale efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.

To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you can add together:

•	Current purchases of Class A shares of more than one Fund subject to an initial sales charge to reduce the sales charge rate that applies to current purchases of Class A shares; and

•	Class A shares of Funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in the previously purchased Funds.

The Distributor will add the value, at current offering price, of the Class A shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request the reduced sales charge when you buy Class A shares and inform your broker-dealer or other financial intermediary of Class A shares of any other Funds that you own. Information regarding reduced sales charges can be found on the MassMutual website at www.massmutual.com/retire.

There is an initial sales charge on the purchase of Class A shares of each of the MassMutual Premier Funds except the Money Market Fund.

Contingent Deferred Sales Charges

There is no initial sales charge on purchases of Class A shares of any one or more of the Funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 1.0% or .50% of purchases of $1 million or more as shown in the above table. The concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

If you redeem any of those shares within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request).

All contingent deferred sales charges will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in net asset value over the initial purchase price,

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described below.

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To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

Waivers of Class A Initial Sales Charges

The Class A sales charges will be waived for shares purchased in the following types of transactions:

•	Purchases into insurance company separate investment accounts.

•	Purchases into Retirement Plans or other employee benefit plans.

•	Purchases of Class A shares aggregating $1 million or more.

•	Purchases into accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Purchases into accounts for which no sales concession is paid to any broker-dealer or other financial intermediary at the time of sale.

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

•	Class A shares of the Small Company Opportunities Fund sold to shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004.

Waivers of Class A Contingent Deferred Sales Charges

The Class A contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.	Waivers for Redemptions in Certain Cases.

The Class A contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•	Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•	Redemptions of Class A shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

•	Redemptions of Class A shares of the Small Company Opportunities Fund by shareholders of the Small Company Opportunities Fund who held shares of that Fund prior to October 31, 2004

–  72  –

B.	Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class A shares sold or issued in the following cases:

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

Determining Net Asset Value

The Trust calculates the Net Asset Value (“NAV”) of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted

[1]	The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares.

–  73  –

Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning on or before December 31, 2008. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the Global Fund, the International Equity Fund and the Focused International Fund generally will not be entitled to claim a credit or deduction with respect to foreign

–  74  –

taxes. Shareholders of the Global Fund, the International Equity Fund and the Focused International Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 signed by President Bush on October 22, 2004, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund is no longer required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses that the Fund properly designates nor with respect to distributions of U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person. This provision first applies to a Fund in its taxable year beginning November 1, 2005.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

–  75  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). The Mid-Cap Value Fund and Focused International Fund each commenced operations December 1, 2005 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MONEY MARKET FUND

	Year ended 10/31/05	Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†		Year ended 12/31/01†		Year ended 12/31/00†
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income	0.02 ***	0.00	***††	0.00	***††	0.01	***	0.03	***	0.06	***
Net realized and unrealized gain (loss) on investments	0.00	0.00	††	0.00	††	0.00	††	0.00	††	(0.00	)††

Total income from investment operations	0.02	0.00		0.00		0.01		0.03		0.06

Less distributions to shareholders:
From net investment income	(0.02)	(0.00	)††	(0.00	)††	(0.01)		(0.03)		(0.06)
From net realized gains	-	(0.00	)††	(0.00	)††	-		-		-

Total distributions	(0.02)	-		(0.00)		(0.01)		(0.03)		(0.06)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(a)	2.09%	0.28%	**	0.20%		0.92%		3.62%		5.84%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$90,342	$82,439		$78,968		$90,331		$90,121		$29,149
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%	0.98%	*	0.95%		0.95%		0.96%		0.95%
After expense waiver#	0.77%	0.86%	*	0.94%		N/A		N/A		N/A
Net investment income to average daily net assets	2.07%	0.34%	*	0.21%		0.92%		3.28%		5.95%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.
++	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003, the period ended October 31, 2004, and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  76  –

SHORT-DURATION BOND FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.52	$10.27		$10.34	$10.03	$9.98	$9.98

Income (loss) from investment operations:
Net investment income	0.32 ***	0.27	***	0.34 ***	0.40 ***	0.49 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	(0.23)	(0.02)		(0.01)	0.32	0.10	(0.03)

Total income from investment operations	0.09	0.25		0.33	0.72	0.59	0.60

Less distributions to shareholders:
From net investment income	(0.37)	-		(0.40)	(0.41)	(0.54)	(0.60)
From net realized gains	(0.03)	-		-	-	-	-

Total distributions	(0.40)	-		(0.40)	(0.41)	(0.54)	(0.60)

Net asset value, end of period	$10.21	$10.52		$10.27	$10.34	$10.03	$9.98

Total Return(a)	0.88% (c)	2.43%	(c)**	3.22%	7.19%	5.94%	6.04%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$64,617	$59,552		$43,144	$21,199	$11,473	$5,359
Ratio of expenses to average daily net assets:
Before expense waiver	0.99%	0.99%	*	0.99%	0.99%	0.99%	0.99%
After expense waiver#	0.92%	0.95%	*	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.17%	3.14%	*	3.20%	3.88%	4.67%	6.08%
Portfolio turnover rate	114%	78%	**	41%	19%	24%	55%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%
(c)	Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

–  77  –

INFLATION-PROTECTED BOND FUND

	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.60	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.69 ***	0.36	***	-
Net realized and unrealized gain (loss) on investments	(0.48)	0.24		-

Total income from investment operations	0.21	0.60		0.00

Less distributions to shareholders:
From net investment income	(0.29)	-		-
From net realized gains	(0.01)	-		-

Total distributions	(0.30)	-		-

Net asset value, end of period	$10.51	$10.60		$10.00

Total Return(a)	1.95% (b)	6.00%	**(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$15,983	$4,447		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.04%	1.11%	*	-	‡
After expense waiver#	N/A	1.08%	*	N/A	‡
Net investment income to average daily net assets	6.52%	4.11%	*	0.00%	‡
Portfolio turnover rate	7%	4%	**	N/A

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2003.
††	For the period from January 1, 2004 through October 31, 2004.
‡	Amounts are de minimis due to short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended December 31, 2003 and the period ended October 31, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and would be lower for the periods presented if it reflected these charges.

–  78  –

CORE BOND FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.88	$10.93		$11.18	$10.76	$10.65	$10.12

Income (loss) from investment operations:
Net investment income	0.39 ***	0.31	***	0.36 ***	0.48 ***	0.56 ***	0.65 ***
Net realized and unrealized gain (loss) on investments	(0.32)	0.10		0.17	0.42	0.21	0.42

Total income from investment operations	0.07	0.41		0.53	0.90	0.77	1.07

Less distributions to shareholders:
From net investment income	(0.07)	(0.36)		(0.63)	(0.45)	(0.57)	(0.54)
From net realized gains	-	(0.10)		(0.15)	(0.03)	(0.09)	-

Total distributions	(0.07)	(0.46)		(0.78)	(0.48)	(0.66)	(0.54)

Net asset value, end of period	$10.88	$10.88		$10.93	$11.18	$10.76	$10.65

Total Return(a)	0.64% (c)	3.74%	**(c)	4.78%	8.28%	7.32%	10.62%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$239,708	$227,160		$204,591	$156,727	$61,179	$13,435
Ratio of expenses to average daily net assets:
Before expense waiver	1.03%	1.05%	*	1.04%	1.04%	1.05%	1.04%
After expense waiver#	0.95%	1.00%	*	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.62%	3.40%	*	3.17%	4.34%	5.03%	6.02%
Portfolio turnover rate	219%	178%	**	146%	187%	68%	39%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  79  –

DIVERSIFIED BOND FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.07	$10.63		$10.04	$9.69	$9.57	$9.56

Income (loss) from investment operations:
Net investment income	0.39 ***	0.33	***	0.44 ***	0.46 ***	0.57 ***	0.62	***
Net realized and unrealized gain (loss) on investments	(0.30)	0.11		0.36	0.29	0.08	0.02

Total income from investment operations	0.09	0.44		0.80	0.75	0.65	0.64

Less distributions to shareholders:
From net investment income	(0.36)	-		(0.18)	(0.40)	(0.53)	(0.63)
Tax return of capital	-	-		-	-	-	(0.00	)†
From net realized gains	(0.05)	-		(0.03)	-	-	-

Total distributions	(0.41)	-		(0.21)	(0.40)	(0.53)	(0.63)

Net asset value, end of period	$10.75	$11.07		$10.63	$10.04	$9.69	$9.57

Total Return(a)	0.83% (c)	4.14%	**(c)	7.95%	7.78%	6.69%	6.81%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$38,218	$26,001		$12,221	$18,401	$4,094	$312
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%	1.11%	*	1.14%	1.16%	1.11%	1.12%
After expense waiver#	0.99%	1.01%	*	N/A	1.15%	1.09%	1.11%
Net investment income to average daily net assets	3.61%	3.70%	*	4.17%	4.61%	5.70%	6.27%
Portfolio turnover rate	137%	84%	**	105%	76%	62%	15%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from tax return of capital is less than $0.01 per share.
+	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001, the period January 1, 2002 through April 30, 2002, the period ended October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c)	Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

–  80  –

STRATEGIC INCOME FUND

	Period ended 10/31/05†
Net asset value, beginning of year	$10.00

Income (loss) from investment operations:
Net investment income	0.28	***
Net realized and unrealized loss on investments	(0.25)

Total income from investment operations	0.03

Net asset value, end of year	$10.03

Total Return(a)	0.30%	**(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$4,896
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	*
After expense waiver#	1.16%	*
Net investment income to average daily net assets	3.30%	*
Portfolio turnover rate	159%	**

*	Annualized.
**	Percentage represents the results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and would be lower for the period presented if it reflected these charges.

–  81  –

HIGH YIELD FUND

	Year ended 10/31/05†
Net asset value, beginning of period	$10.39

Income (loss) from investment operations:
Net investment income	0.74	*
Net realized and unrealized loss on investments	(0.37)

Total income from investment operations	0.37

Less distributions to shareholders:
From net investment income	(0.12)

Net asset value, end of period	$10.64

Total Return(a)	3.56%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$5,660
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%
After expense waiver#	1.15%
Net investment income to average daily net assets	6.98%
Portfolio turnover rate	59%

*	Per share amount calculated on the average shares method.
†	Class A commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  82  –

BALANCED FUND

	Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.10		$8.84		$7.66	$8.93	$9.81	$13.21

Income (loss) from investment operations:
Net investment income	0.17	***	0.11	***	0.14 ***	0.17 ***	0.20 ***	0.35 ***
Net realized and unrealized gain (loss) on investments	0.36		0.15		1.20	(1.24)	(0.84)	(0.41)

Total income (loss) from investment operations	0.53		0.26		1.34	(1.07)	(0.64)	(0.06)

Less distributions to shareholders:
From net investment income	(0.18)		-		(0.16)	(0.20)	(0.24)	(0.49)
From net realized gains	-		-		-	-	(0.00)†	(2.85)

Total distributions	(0.18)		-		(0.16)	(0.20)	(0.24)	(3.34)

Net asset value, end of period	$9.45		$9.10		$8.84	$7.66	$8.93	$9.81

Total Return(a)	5.84%	(c)	2.94%	**(c)	17.52%	(11.98)%	(6.51)%	(0.58)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,838		$7,555		$7,287	$5,490	$7,168	$4,095
Ratio of expenses to average daily net assets:
Before expense waiver	1.17%		1.20%	*	1.16%	1.16%	1.16%	1.15%
After expense waiver#	1.16%		N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	1.84%		1.43%	*	1.70%	2.08%	2.20%	2.64%
Portfolio turnover rate	139%		104%	**	95%	94%	85%	100%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net realized gains are less than $0.01 per share.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%.
(c)	Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

–  83  –

VALUE FUND

	Year ended 10/31/05†
Net asset value, beginning of year	$15.87

Income (loss) from investment operations:
Net investment income	0.22	*
Net realized and unrealized gain on investments	0.82

Total income from investment operations	1.04

Less distributions to shareholders:
From net investment income	(0.09)

Net asset value, end of year	$16.82

Total Return(a)	6.52%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$15,932
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%
After expense waiver	N/A
Net investment income to average daily net assets	1.32%
Portfolio turnover rate	53%

*	Per share amount calculated on the average shares method.
†	Class A commenced operations on November 1, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  84  –

ENHANCED INDEX VALUE FUND

Year ended 10/31/05†
Net asset value, beginning of period	$10.96

Income (loss) from investment operations:
Net investment income	0.18 ***
Net realized and unrealized gain on investments	1.16

Total income from investment operations	1.34

Less distributions to shareholders:
From net investment income	(0.04)
From net realized gains	(0.06)

Total distributions	(0.10)

Net asset value, end of period	$12.20

Total Return(a)	12.30% (b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,509
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%
After expense waiver#	1.09%
Net investment income to average daily net assets	1.47%
Portfolio turnover rate	150%

***	Per share amount calculated on the average shares method.
†	Class A commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  85  –

ENHANCED INDEX VALUE FUND II

	Year ended 10/31/05	Period ended 10/31/04+
Net asset value, beginning of year	$10.14	$10.00

Income (loss) from investment operations:
Net investment income	0.17 ***	0.00	†
Net realized and unrealized gain on investments	1.06	0.14

Total income from investment operations	1.23	0.14

Less distributions to shareholders:
From net investment income	(0.04)	-
From net realized gains	(0.04)	-

Total distributions	(0.08)	-

Net asset value, end of year	$11.29	$10.14

Total Return(a)	12.24% (b)	1.40%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$4,987	$4,504
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	1.35%	*
After expense waiver#	1.09%	1.09%	*
Net investment income to average daily net assets	1.54%	1.26%	*
Portfolio turnover rate	120%	6%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income was less than $0.01.
+	For the period October 15, 2004 (commencement of operations) through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and would be lower for the period presented if it reflected these changes.

–  86  –

ENHANCED INDEX CORE EQUITY FUND

	Year ended 10/31/05+
Net asset value, beginning of period	$9.95

Income (loss) from investment operations:
Net investment income	0.09	*
Net realized and unrealized gain on investments	0.81

Total income from investment operations	0.90

Less distributions to shareholders:
From net investment income	(0.05)

Net asset value, end of period	$10.80

Total Return(a)	9.02%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$344
Ratio of expenses to average daily net assets:
Before expense waiver	1.20%
After expense waiver#	1.09%
Net investment income to average daily net assets	0.86%
Portfolio turnover rate	154%

*	Per share amount calculated on the average shares method.
+	Class A commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  87  –

MAIN STREET FUND

	Period ended 10/31/05†
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.05	***
Net realized and unrealized gain on investments	0.10

Total income from investment operations	0.15

Net asset value, end of period	$10.15

Total Return(a)	1.50%	**(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,562
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	*
After expense waiver#	1.23%	*
Net investment income to average daily net assets	0.54%	*
Portfolio turnover rate	78%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and would be lower for the period presented if it reflected these charges.

–  88  –

CAPITAL APPRECIATION FUND

	Period ended 10/31/05+
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.00	***
Net realized and unrealized gain on investments	0.06

Total income from investment operations	0.06

Net asset value, end of period	$10.06

Total Return(a)	0.60%	**(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$294,065
Ratio of expenses to average daily net assets:
Before expense waiver	1.23%	*
After expense waiver#	1.09%	*
Net investment income to average daily net assets	0.06%	*
Portfolio turnover rate	59%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and would be lower for the period presented if they reflected these charges.

–  89  –

CORE GROWTH FUND

	Period ended 10/31/05†
Net asset value, beginning of year	$8.39

Income (loss) from investment operations:
Net investment income	0.04	*
Net realized and unrealized gain on investments	0.66

Total income from investment operations	0.70

Less distributions to shareholders:
From net investment income	(0.03)

Net asset value, end of year	$9.06

Total Return(a)	8.39%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.22%
After expense waiver#	1.20%
Net investment income to average daily net assets	0.44%
Portfolio turnover rate	35%

*	Per share amount calculated on the average shares method.
†	Class A commenced operations on November 1, 2004.
+	Net investment income and distributions from net investment income are less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  90  –

ENHANCED INDEX GROWTH FUND

	Year ended 10/31/05†
Net asset value, beginning of period	$7.65

Income (loss) from investment operations:
Net investment income	0.02	*
Net realized and unrealized gain on investments	0.61

Total income from investment operations	0.63

Less distributions to shareholders:
From net investment income	(0.04)

Net asset value, end of period	$8.24

Total Return(a)	8.20%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$226
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%
After expense waiver#	1.09%
Net investment income to average daily net assets	0.28%
Portfolio turnover rate	127%

*	Per share amount calculated on the average shares method.
†	Class A commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  91  –

SMALL CAPITALIZATION VALUE FUND

	Year ended 10/31/05†
Net asset value, beginning of year	$13.95

Income (loss) from investment operations:
Net investment loss	(0.08	)***
Net realized and unrealized gain on investments	0.84

Total income from investment operations	0.76

Net asset value, end of year	$14.71

Total Return(a)	5.45%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$2,724
Ratio of expenses to average daily net assets:
Before expense waiver	1.32%
After expense waiver#	1.30%
Net investment loss to average daily net assets	(0.51)%
Portfolio turnover rate	32%

***	Per share amount calculated on the average shares method.
†	Class A commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

–  92  –

SMALL COMPANY OPPORTUNITIES FUND

	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01
Net asset value, beginning of year	$15.79		$15.16	$11.76	$13.95	$12.72

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)*	(0.08)	(0.04)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	1.10		1.31	3.74	(1.13)	2.57

Total income (loss) from investment operations	1.05		1.23	3.70	(1.16)	2.59

Less distributions to shareholders:
From net investment income	-		-	-	(0.02)	(0.02)
Tax return of capital	-		-	(0.00)†	-	-
From net realized gains	(0.00	)†	(0.60)	(0.30)	(1.01)	(1.34)

Total distributions	(0.00)		(0.60)	(0.30)	(1.03)	(1.36)

Net asset value, end of year	$16.84		$15.79	$15.16	$11.76	$13.95

Total Return	6.74%	(a)(b)	8.13%	32.08%	(9.66)%	23.02%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$411,467		$452,238	$450,972	$299,885	$220,957
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%		1.13%	1.14%	1.15%	1.19%
After expense waiver#	1.14%		N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	(0.28)%		(0.45)%	(0.37)%	(0.26)%	0.20%
Portfolio turnover rate	45%		43%	53%	51%	115%

*	Per share amount calculated on the average shares method.
†	Distributions from net realized gains and tax return of capital are less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and would be lower for the period presented if they reflected these charges.

–  93  –

GLOBAL FUND

	Period ended 10/31/05†
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.00	***
Net realized and unrealized gain on investments	0.58

Total income from investment operations	0.58

Net asset value, end of period	$10.58

Total Return(a)	5.80%	**(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$6,539
Ratio of expenses to average daily net assets:
Before expense waiver	1.50%	*
After expense waiver#	1.43%	*
Net investment income to average daily net assets	0.00%	*
Portfolio turnover rate	25%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a front-end sales charge for Class A and would be lower for the period presented if they reflected these charges.

–  94  –

INTERNATIONAL EQUITY FUND

	Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$9.64		$9.46		$6.32		$9.12	$12.06	$16.91

Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.02	***	0.01	***	0.05 ***	0.04 ***	(0.13	)***
Net realized and unrealized gain (loss) on investments	1.94		0.20		3.16		(2.80)	(2.98)	(1.50)

Total income (loss) from investment operations	1.97		0.22		3.17		(2.75)	(2.94)	(1.63)

Less distributions to shareholders:
From net investment income	-		(0.04)		(0.03)		(0.05)	(0.00)†	(0.02)
Tax return of capital	-		-		-		(0.00)†	-	-
From net realized gains	-		-		-		-	-	(3.20)

Total distributions	-		(0.04)		(0.03)		(0.05)	(0.00)	(3.22)

Net asset value, end of period	$11.61		$9.64		$9.46		$6.32	$9.12	$12.06

Total Return(a)	20.44%	(c)	2.33%	**(c)	49.88%		(30.11)%	(24.37)%	(9.30)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$55,809		$46,831		$50,817		$30,849	$39,762	$26,246
Ratio of expenses to average daily net assets:
Before expense waiver	1.54%		1.53%	*	1.52%		1.53%	1.51%	1.67%
After expense waiver#	1.52%		1.52%	*(b)	1.50%	(b)	1.52% (b)	1.50%	N/A
Net investment income (loss) to average daily net assets	0.28%		0.31%	*	0.15%		0.67%	0.42%	(0.81)%
Portfolio turnover rate	26%		32%	**	70%		40%	38%	69%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net investment income and tax return of capital are less than $0.01 per share.
††	Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001, January 1, 2002 through April 30, 2002 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Fund’s fundamental investment restrictions can be found in the Fund’s Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are

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negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, the Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High Yield Fund and the Balanced Fund’s Core Bond Segment can buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs. The aggregate value of the securities underlying the options written by a Fund may not exceed 25% of the Fund’s total assets.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the

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dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the High Yield Fund, the Balanced Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Enhanced Index Growth Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund may also enter into futures contracts, including foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

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Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Industry Concentration

A Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(1)	There is no limitation for U.S. Government Securities.

(2)	In the case of the Money Market Fund, there is no industry concentration limitation for certificates of deposit and bankers’ acceptances issued by domestic banks.

Zero-Coupon and “Stripped” Securities

The Strategic Income Fund can buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies. The Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price. In addition to the Strategic Income Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High-Yield Fund and the Balanced Fund’s Core Bond Segment can also invest in these securities.

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Participation Interests in Loans

These securities represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. They are subject to the risk of default by the borrower as well as credit risks of the servicing agent of the participation interest, which can cause the Strategic Income Fund to lose money on its investment. The Fund can also buy interests in trusts and other entities that hold loan obligations. In that case the Fund will be subject to the trust’s credit risks. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. The Diversified Bond Fund and the High Yield Fund may also invest in these securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed

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security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives or policies through a revised prospectus or other written communication.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI at http://www.massmutual.com/retire. From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

Filed pursuant to Rule 497(c)

File No. 33-82366

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class L shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Premier Money Market Fund	Babson Capital Management LLC

Fixed Income
MassMutual Premier Short-Duration Bond Fund	Babson Capital Management LLC
MassMutual Premier Inflation-Protected Bond Fund	Babson Capital Management LLC
MassMutual Premier Core Bond Fund	Babson Capital Management LLC
MassMutual Premier Diversified Bond Fund	Babson Capital Management LLC
MassMutual Premier Strategic Income Fund	Babson Capital Management LLC
MassMutual Premier High Yield Fund	Babson Capital Management LLC

Asset Allocation
MassMutual Premier Balanced Fund	Babson Capital Management LLC

Large Cap Value
MassMutual Premier Value Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Value Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Value Fund II	Babson Capital Management LLC

Large Cap Core
MassMutual Premier Enhanced Index Core Equity Fund	Babson Capital Management LLC
MassMutual Premier Main Street Fund	OppenheimerFunds, Inc.

Large Cap Growth
MassMutual Premier Capital Appreciation Fund	OppenheimerFunds, Inc.
MassMutual Premier Core Growth Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Growth Fund	Babson Capital Management LLC

Mid/Small Cap Value
MassMutual Premier Mid-Cap Value Fund	Babson Capital Management LLC
MassMutual Premier Small Capitalization Value Fund	Babson Capital Management LLC

Mid/Small Cap Core
MassMutual Premier Small Company Opportunities Fund	Babson Capital Management LLC

International
MassMutual Premier Global Fund	OppenheimerFunds, Inc.
MassMutual Premier International Equity Fund	OppenheimerFunds, Inc.
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

March 1, 2006

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Summary Information

MassMutual Premier Funds (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 52.

•	Investment return over the past ten years, or since inception if less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of the corresponding series of MassMutual Select Funds. In addition, where indicated, average annual total returns for all classes are based on the performance of the indicated class of shares of a Fund, adjusted for class specific expenses, for periods prior to the inception of such classes.

Performance information provided for some of the Funds is based on either a composite of all portfolios managed by the Fund’s sub-adviser, or on a mutual fund managed by the Fund’s sub-adviser, with investment objectives, policies and investment strategies substantially similar to those of the Funds and without material client-imposed restrictions, and is provided solely to illustrate the sub-adviser’s performance in managing such a portfolio. In such cases, the performance provided does not show the particular Fund’s performance. For the composites, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The performance provided reflects the sub-adviser’s composite or mutual fund performance, adjusted for estimated expenses of each class of the relevant Fund. The investment returns assume the reinvestment of dividends and capital gains distributions. The performance provided does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composites of portfolios were not subject to all of the investment restrictions to which the Funds will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended. No assurance can be given that the Funds’ performance would not have been lower had it been in operation during the periods for which composite or mutual fund performance is provided. The Funds’ performance may have differed due to factors such as differences in cash flows into and out of the Funds, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the sub-advisers is not indicative of future rates of return and is no indication of future performance of the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

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Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows a Fund’s “Net Fund Expenses.” These costs are deducted from a Fund’s assets, which means you pay them indirectly.

Other Information.

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund) and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including these Funds and certain affiliates of these Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that these Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to set aside each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

While these Funds believe that they have valid defenses to all claims raised by Enron, these Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to these Funds, or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

–  4  –

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MassMutual Premier Money Market Fund

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest, at the time of purchase, at least 95% of its net assets in Tier 1 securities and no more than 5% of its net assets in Tier 2 securities. In certain circumstances, unrated securities may qualify as Tier 1 or Tier 2 securities if the Fund’s Sub-Adviser, Babson Capital Management LLC (“Babson Capital”), determines that such securities are of comparable quality to Tier 1 or Tier 2 securities.

The principal risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 1.58% for the quarter ended December 31, 2000 and the lowest was 0.08% for the quarters ended December 31, 2003 and March 31, 2004.

–  6  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L(2)	2.70%	1.78%	3.53%
Salomon Smith Barney 3-Month Treasury Bill Index(3)	3.00%	2.21%	3.72%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares, adjusted to reflect Class L expenses.

(3)	91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States Government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2005 was 3.78%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.35%
Total Annual Fund Operating Expenses	.70%

Less Expense Reimbursement(1)	(.18%	)
Net Fund Expenses(2)(3)	.52%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$53	$206	$372	$853

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .18% of other expenses for Class L of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  7  –

MassMutual Premier Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is intended to be three years or less. The Fund’s Sub-Adviser, Babson Capital, may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When Babson Capital believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three-year range are made by reinvesting cash flows and by selective trading.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 3.61% for the quarter ended September 30, 2002 and the lowest was -1.82% for the quarter ended June 30, 2004.

–  8  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L(2)	1.83%	4.29%	4.86%
Lehman Brothers 1-3 Year Government Bond Index(3)	1.73%	3.82%	4.88%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares, adjusted to reflect Class L expenses.

(3)	The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class L	1.83%	4.29%	4.39%
Return After Taxes on Distributions – Class L	0.43%	2.68%	2.45%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	1.19%	2.71%	2.56%
Lehman Brothers 1-3 Year Government Bond Index(3)	1.73%	3.82%	4.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.34%
Total Annual Fund Operating Expenses	.74%

Less Expense Reimbursement(1)	(.07%	)
Net Fund Expenses(2)(3)	.67%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$68	$230	$404	$911

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of other expenses for Class L of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  9  –

MassMutual Premier Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its net assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, Babson Capital, believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 15% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and/or duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain a weighted-average credit quality at time of initial purchase of AA- or better.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the periods shown above, the highest quarterly return was 4.80% for the quarter ended March 31, 2004 and the lowest was -3.05% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/03)
Return Before Taxes – Class L	2.06%	5.00%
Return After Taxes on Distributions – Class L	0.26%	3.56%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	1.36%	3.44%
Lehman U.S. Treasury Inflation Note Index(2)	2.84%	5.72%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  10  –

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses(1)	.79%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$81	$252	$439	$977

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Capital Prior Performance for All

Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for all accounts with investment objectives, policies and strategies similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 7.84% for the quarter ended September 30, 2002 and the lowest was -3.00% for the quarter ended June 30, 2004.

–  11  –

Babson Capital Average Annual Total Returns for Similar Accounts(1)

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)
Babson Composite
Class L(1)	2.05%	7.11%
Lehman U.S. Treasury Inflation Note Index(2)	2.84%	8.13%

(1)	Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. Some of the portfolios are mutual funds registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2)	The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  12  –

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MassMutual Premier Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, Babson Capital, by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations; diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be restricted or illiquid at the time of purchase.

Babson Capital intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 8.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 4.26% for the quarter ended September 30, 2001 and the lowest was -2.38% for the quarter ended March 31, 1996.

–  14  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L(2)	2.05%	5.44%	5.54%
Lehman Brothers Aggregate Bond Index(3)	2.43%	5.87%	6.17%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

(2)	Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares, adjusted to reflect Class L expenses.

(3)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Year	Since Inception (5/3/99)
Return Before Taxes – Class L	2.05%	5.44%	5.43%
Return After Taxes on Distributions – Class L	0.46%	3.49%	3.26%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	1.33%	3.52%	3.33%
Lehman Brothers Aggregate Bond Index(3)	2.43%	5.87%	6.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses	.79%

Less Expense Reimbursement(1)	(.08%	)
Net Fund Expenses(2)(3)	.71%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$73	$244	$431	$969

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of other expenses for Class L through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  15  –

MassMutual Premier Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities issued pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities;

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, Babson Capital, will make its own credit quality determination. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 8.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(1)

During the periods shown above, the highest quarterly return was 3.91% for the quarter ended June 30, 2003 and the lowest was -1.94% for the quarter ended June 30, 2004.

–  16  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class L	1.98%	5.98%	5.46%
Return After Taxes on Distributions – Class L	0.60%	4.43%	3.64%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	1.29%	4.19%	3.55%
Lehman Brothers Aggregate Bond Index(2)	2.43%	5.87%	6.01%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.41%
Total Annual Fund Operating Expenses	.91%

Less Expense Reimbursement(1)	(.16%	)
Net Fund Expenses(2)(3)	.75%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$77	$274	$488	$1,103

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of other expenses for Class L of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  17  –

MassMutual Premier Strategic Income Fund

Investment Objective

The Fund seeks high current income by investing mainly in fixed income debt securities.

Principal Investment Strategies and Risks

The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called “junk bonds”). These debt securities typically include:

•	foreign government and U.S. government bonds and notes,

•	collateralized mortgage obligations (CMOs),

•	other mortgage-related securities and asset-backed securities,

•	participation interests in loans,

•	“structured” notes,

•	lower-grade, high-yield domestic and foreign corporate debt obligations, and

•	“zero-coupon” or “stripped” securities.

Under normal market conditions, the Fund invests in each of these three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Funds Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range – large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities.

The Fund’s foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or to seek higher investment returns. These include options, futures, forward contracts, CMOs and “structured” notes.

In selecting securities to buy or sell for the Fund, OFI analyzes the overall investment opportunities and risks among the three sectors in which the Fund invests. OFI’s overall strategy is to build a broadly- diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors from time to time. When buying or selling securities, OFI currently focuses on the factors below (some of which may vary in particular cases and may change over time), looking for:

•	Securities offering high current income,

•	Overall portfolio diversification by seeking securities whose market prices tend to move in different directions, and

•	Relative values among the three major market sectors in which the Fund invests.

OFI may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund. The Fund’s diversification strategies, both with respect to securities in different sectors, and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund’s share prices while seeking current income.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the period shown above, the highest quarterly return for the Fund was 2.34% for the quarter ended June 30, 2005 and the lowest quarterly return was -1.60% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class L		2.10%		2.10%
Return After Taxes on Distributions – Class L		0.75%		0.74%
Return After Taxes on Distributions and Sale of Fund Shares – Class L		1.38%		1.01%
Lehman Brothers Aggregate Bond Index(2)		2.43%		2.63%
Citigroup World Government Bond Index(3)	-	6.88%	-	6.76%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3)	The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  18  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.43%
Total Annual Fund Operating Expenses	.98%

Less Expense Reimbursement	(.09%	)
Net Fund Expenses(1)(2)	.89%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$91	$303	$533	$1,191

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Income Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 6.60% for the quarter ended June 30, 2003 and the lowest was -3.39% for the quarter ended September 30, 1998.

OFI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Ten Years
OFI Mutual Fund
Class L*		4.26%	8.75%	7.28%
Lehman Brothers Aggregate Bond Index^		2.43%	5.87%	6.17%
Citigroup World Government Bond Index^^	-	6.88%	6.92%	4.99%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The performance is of the Oppenheimer Strategic Income Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Strategic Income Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Strategic Income Fund.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  19  –

MassMutual Premier High Yield Fund

Investment Objective

This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in lower rated fixed income securities, which are commonly known as “junk bonds.”

The Fund invests primarily in high yield (i.e., lower rated) U.S. fixed income securities (junk bonds), including Rule 144A private placements. The Fund may also invest in, among other things, convertible securities, preferred stocks, warrants, bank borrowings and other fixed income securities.

Under normal market conditions, the Fund will have an average dollar-weighted portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and such ranges may change from time to time.

As stated above, the Fund will invest at least 80% of its net assets in lower rated fixed income securities. These securities are considered below investment grade and are commonly known as junk bonds. A lower rated fixed income security is a security that, at the time the Fund acquires the security, is not rated in one of the top four rating categories by either Moody’s Investors Service or Standard & Poor’s, or is an unrated security that the Fund’s Sub-Adviser, Babson Capital, determines to be of comparable quality. Thus, a lower rated fixed income security will be rated below Baa3 by Moody’s Investor’s Service or below BBB- by Standard & Poor’s, or will be an unrated security that Babson Capital determines to be of comparable quality.

Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering either trends or macro economic factors. Babson Capital prefers companies that possess one or more of the following characteristics: strong business position; ability to generate free cash flow to repay debt; favorable capital structure; high level of fixed assets; conservative accounting; and respected management or equity sponsor.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Convertible Securities Risk, Lower-Rated Fixed Income Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 11.07% for the quarter ended June 30, 2003 and the lowest was -3.08% for the quarter ended June 30, 2001.

–  20  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (9/05/00)
Class L(2)	3.03%	9.32%	8.49%
Lehman Brothers U.S. Corporate High Yield Index(3)	2.74%	8.85%	6.98%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class L shares of the Fund for periods prior to its inception date (11/1/04) is based on the performance of Class Y shares, adjusted for to reflect Class L expenses.

(3)	The Lehman Brothers U.S. Corporate High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included. The index includes both corporate and non-corporate sectors. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class L	3.03%	4.63%
Return After Taxes on Distributions – Class L	0.57%	2.13%
Return After Taxes on Distributions and Sale of	2.06%	2.54%
Fund Shares – Class L
Lehman Brothers U.S. Corporate High Yield Index(3)	2.74%	4.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.41%
Total Annual Fund Operating Expenses(1)	.91%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$93	$290	$504	$1,118

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  21  –

MassMutual Premier Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, Babson Capital, about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 20% and no more than 40% of the Fund’s total assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s total assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s total assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 10.03% for the quarter ended June 30, 2003 and the lowest was -9.70% for the quarter ended September 30, 2002.

–  22  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L(2)	4.06%	1.85%	4.90%
S&P 500® Index(3)	4.91%	0.54%	9.07%
Lipper Balanced Fund Index(4)	5.19%	3.51%	7.57%
Lehman Brothers Aggregate Bond Index(5)	2.43%	5.87%	6.17%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares, adjusted to reflect Class L expenses.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4)	The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class L	4.06%	1.85%		0.61%
Return After Taxes on Distributions – Class L	3.41%	1.09%	-	1.11%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	2.82%	1.15%	-	0.28%
S&P 500® Index(3)	4.91%	0.54%		0.54%
Lipper Balanced Fund Index(4)	5.19%	3.51%		3.57%
Lehman Brothers Aggregate Bond Index(5)	2.43%	5.87%		6.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.44%
Total Annual Fund Operating Expenses	.92%

Less Expense Reimbursement	(.01%	)
Net Fund Expenses(1)(2)	.91%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$93	$292	$508	$1,129

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  23  –

MassMutual Premier Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of different capitalization ranges. The Fund also can buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund will not invest more than 25% of its total assets in foreign securities.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI, selects securities one at a time. This is called a “bottom up approach.” OFI uses a fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI may consider selling a stock for one or more of the following reasons:

•	The stock price has reached its target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the periods shown above, the highest quarterly return was 15.39% for the quarter ended June 30, 2003 and the lowest was -17.77% for the quarter ended September 30, 1998.

–  24  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes Class L	1.59%	5.28%	8.90%
Return After Taxes on Distributions – Class L	1.27%	4.70%	7.65%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	1.46%	4.19%	7.11%
Russell 1000® Value Index(2)	7.05%	5.28%	10.94%
S&P 500® Index(3)	4.91%	0.54%	9.07%
S&P 500®/ Barra Large Cap Value Index(4)	6.33%	2.53%	9.44%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006.

(2)	The Russell 1000® Value Index is an unmanaged index representative of stocks with greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased by investors.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4)	The S&P 500®/ Barra Large Cap Value Index is an unmanaged index of those common stocks that have the lowest price-to-book ratios comprising half of the aggregate market capitalization of the S&P 500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.30%
Total Annual Fund Operating Expenses(1)	.80%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$82	$255	$444	$989

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  25  –

MassMutual Premier Enhanced Index Value Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 16.49% for the quarter ended June 30, 2003 and the lowest was -18.23% for the quarter ended September 30, 2002.

–  26  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class L(2)	7.84%	5.61%	6.62%
Russell 1000® Value Index(3)	7.05%	5.28%	5.81%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class L shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class L expenses.

(3)	The Russell 1000® Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/01/04)
Return Before Taxes – Class L	7.84%	14.16%
Return After Taxes on Distributions – Class L	5.79%	12.16%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	6.25%	11.43%
Russell 1000® Value Index(3)	7.05%	13.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.41%
Total Annual Fund Operating Expenses	.91%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(1)(2)	.84%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$86	$283	$497	$1,112

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  27  –

MassMutual Premier Enhanced Index Value Fund II

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000 Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are summarized beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the period shown above, the highest quarterly return for the Fund was 4.57% for the quarter ended September 30, 2005 and the lowest quarterly return was 0.65% for the quarter ended December 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (10/15/04)
Return Before Taxes – Class L	7.77%	14.90%
Return After Taxes on Distributions – Class L	3.92%	11.37%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	7.61%	11.71%
Russell 1000® Value Index(2)	7.05%	15.18%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  28  –

Expense Information

Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.35%
Total Annual Fund Operating Expenses	.85%

Less Expense Reimbursement	(.01%)
Net Fund Expenses(1)(2)	.84%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$86	$270	$470	$1,047

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Capital Prior Performance for All

Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for a composite of all portfolios with investment objectives, policies and investment strategies similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

During the periods shown above, the highest quarterly return was 16.50% for the quarter ended June 30, 2003 and the lowest was -18.18% for the quarter ended September 30, 2002.

Babson Capital Average Annual

Total Returns for All Similar Accounts(1)

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (6/1/00)
Babson Composite
Class L(1)	7.74%	6.15%	6.81%
Russell 1000® Value Index(2)	7.05%	5.28%	5.93%

(1) Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. Some of the portfolios are mutual funds (or portions thereof) registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2) The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

–  29  –

MassMutual Premier Enhanced Index Core Equity Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in the active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the S&P 500® Index, which is an unmanaged, broad-based index of common stocks frequently used as a general measure of stock market performance.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by Babson Capital. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. For more information, please see additional disclosure in the Fund’s Statement of Additional Information, which is incorporated by reference into this Prospectus.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 23.82% for the quarter ended December 31, 1998 and the lowest was -17.59% for the quarter ended December 31, 2000.

–  30  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (8/26/96)
Class L(2)	5.25%	0.06%	7.75%
S&P 500® Index(3)	4.91%	0.54%	8.63%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund changed its investment objective, strategies and policies on December 18, 2000. The performance results shown above would not necessarily have been achieved had the Fund’s current objective, strategies and policies been in effect for the periods for which the performance results are presented.

(2)	Performance for Class L shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class L expenses.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception ( 11/1/04)
Return Before Taxes – Class L	5.25%	11.38%
Return After Taxes on Distributions – Class L	5.09%	11.16%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	3.64%	9.69%
S&P 500® Index(3)	4.91%	10.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.45%
Total Annual Fund Operating Expenses	.95%

Less Expense Reimbursement(1)	(.11%	)
Net Fund Expenses(2)(3)	.84%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$86	$292	$515	$1,155

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .06% for Class L of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  31  –

MassMutual Premier Main Street Fund

Investment Objective

The Fund seeks a high total return.

Principal Investment Strategies and Risks

The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI, uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•	Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of “bottom-up” models helps to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

•	Fundamental research: OFI uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI using the tools described above.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the period shown above, the highest quarterly return for the Fund was 4.02% for the quarter ended September 30, 2005 and the lowest quarterly return was -2.00% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class L	5.63%	5.61%
Return After Taxes on Distributions – Class L	5.46%	5.44%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	3.89%	4.77%
S&P 500® Index(2)	4.91%	4.75%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  32  –

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.36%
Total Annual Fund Operating Expenses	1.01%

Less Expense Reimbursement	(.08%	)
Net Fund Expenses(1)(2)	.93%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$95	$314	$550	$1,227

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 22.12% for the quarter ended December 31, 1998 and the lowest was -16.54% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class L*	5.82%	1.19%	7.75%
S&P 500® Index^	4.91%	0.54%	9.07%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The performance is of the Oppenheimer Main Street Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Fund.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  33  –

MassMutual Premier Capital Appreciation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of “growth companies.” These may be newer companies or established companies of any capitalization range that the Fund’s Sub-Adviser, OFI, believes may appreciate in value over the long term.

OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. OFI focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund’s portfolio among industries and market sectors. Currently, OFI looks for:

•	Companies with above-average growth potential,

•	Companies with increasing earnings momentum and a history of positive earnings growth,

•	Stocks with reasonable valuations relative to their growth potential,

•	Companies with the potential for positive earnings surprises, and

•	Growth rates that OFI believes are sustainable over time.

OFI may sell companies from the Fund that it believes no longer meet the above criteria. The Fund currently does not expect to have more than 35% of its net assets invested in foreign securities, although it has the ability to invest in them without limit.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 52.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the period shown above, the highest quarterly return for the Fund was 3.71% for the quarter ended December 31, 2005 and the lowest quarterly return was -2.80% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class L	4.75%	4.74%
Return After Taxes on Distributions – Class L	4.70%	4.68%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	3.16%	4.03%
S&P 500® Index(2)	4.91%	4.75%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  34  –

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.33%
Total Annual Fund Operating Expenses	.98%

Less Expense Reimbursement(1)	(.01%	)
Net Fund Expenses(2)	.97%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$99	$311	$541	$1,199

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Capital Appreciation Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 28.98% for the quarter ended December 31, 1999 and the lowest was -19.88% for the quarter ended September 30, 2001.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
OFI Mutual Fund
Class L*	4.86%	-	1.34%	10.28%
S&P 500® Index^	4.91%		0.54%	9.07%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The performance is of the Oppenheimer Capital Appreciation Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Capital Appreciation Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Capital Appreciation Fund.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  35  –

MassMutual Premier Core Growth Fund

Investment Objective

This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, OFI, invests mainly in common stocks of “growth companies.” The Fund currently focuses on stocks of companies having a large or mid-size market capitalization, but this focus could change over time. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

OFI looks for stocks of companies with growth potential, and normally invests in between 60 and 80 companies, to focus the portfolio. Currently, OFI seeks to implement that investment approach by looking for:

•	Companies that have strong revenue growth

•	Companies with above-average earnings growth

•	Companies that we believe can sustain strong revenue and earnings growth

•	Companies that are well established as leaders in growth markets

•	Stocks with attractive valuations relative to their growth potential

OFI may sell companies from the Fund that it believes no longer meet the above criteria.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 17.77% for the quarter ended December 31, 1999 and the lowest was -19.71% for the quarter ended September 30, 2001.

–  36  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Since Inception (1/20/98)
Class L(2)	7.07%	-	3.83%	1.55%
S&P 500® Index(3)	4.91%		0.54%	4.92%
Russell 1000 Growth Index(4)	5.26%	-	3.58%	2.28%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006.

(2)	Performance for Class L shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class L expenses.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

(4)	The Russell 1000 Growth Index is an unmanaged index that contains stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class L	7.07%	9.76%
Return After Taxes on Distributions – Class L	7.01%	9.65%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	4.67%	8.31%
S&P 500® Index(3)	4.91%	10.93%
Russell 1000 Growth Index(4)	5.26%	11.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.42%
Total Annual Fund Operating Expenses	.97%

Less Expense Reimbursement	(.02%	)
Net Fund Expenses(1)(2)	.95%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$97	$307	$534	$1,186

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  37  –

MassMutual Premier Enhanced Index Growth Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Growth Index, which is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 14.18% for the quarter ended June 30, 2003 and the lowest was -20.63% for the quarter ended March 31, 2001.

–  38  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Since Inception (12/19/00)
Class L(2)	5.42%	-	3.49	-	2.71%
Russell 1000® Growth Index(3)	5.26%	-	3.58	-	4.31%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class L shares of the Fund for periods prior to its inception date 11/01/04 is based on the performance of Class Y shares, adjusted to reflect Class L expenses, respectively.

(3)	The Russell 1000® Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values that securities in the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class L	5.42%	11.27%
Return After Taxes on Distributions – Class L	5.37%	11.16%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	3.58%	9.59%
Russell 1000® Growth Index(3)	5.26%	11.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.41%
Total Annual Fund Operating Expenses	.91%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(1)(2)	.84%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$86	$283	$497	$1,112

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  39  –

MassMutual Premier Mid-Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in medium-sized companies.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by outperforming the Russell Mid Cap Value Index, while taking a low risk approach to mid cap investing. Under normal market conditions, the Fund will invest at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell Mid Cap Value Index. The range of capitalization of companies included in the Russell Mid Cap Value Index will fluctuate as market prices increase or decrease. The strategy emphasizes bottom-up stock selection. The Funds’ Sub-Adviser, Babson Capital, seeks to construct a diversified portfolio of profitable companies with near to medium term opportunities for improvement that trade at reasonable valuations relative to their peers and preferably below their intrinsic value.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 52.

Annual Performance

The Fund began operations December 1, 2005, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	1.44%
Total Annual Fund Operating Expenses	2.24%

Less Expense Reimbursement	(1.09%	)
Net Fund Expenses(2)(3)	1.15%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class L	$117	$597

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  40  –

Babson Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson Capital for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Mid-Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.03% for the quarter ended June 30, 2003 and the lowest was -9.96% for the quarter ended September 30, 2002.

Babson Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (1/2001)
Babson Composite – Class L*	9.39%	15.42%
Russell Mid Cap Value Index^	12.65%	12.21%

* Performance shown is a composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The portfolios are private accounts. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future performance of the Fund.

^ The Russell Mid Cap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  41  –

MassMutual Premier Small Capitalization Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest substantially all (but no less than 80%) of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000® Index. The range of capitalization of companies included in the Russell 2000® Index will fluctuate as market prices increase or decrease.

In selecting securities for investment, the Fund’s Sub-Adviser, Babson Capital, considers common stocks of those companies that satisfy the Fund’s market capitalization criteria, that are currently out of favor with investors, and whose current prices do not adequately reflect, in Babson Capital’s opinion, the ongoing business value of the underlying companies.

The Fund’s investment strategy focuses on bottom-up stock-picking using fundamental analysis, rather than market or economic forecasts. More specifically, the Fund invests in companies that Babson Capital believes possess one or more of the following characteristics: strong financials; proven products or services; dominant market share; sustainable competitive advantage; attractive valuation; potential for improving margins; and potential for accelerating earnings.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 18.24% for the quarter ended December 31, 2003 and the lowest was -17.95% for the quarter ended September 30, 2002.

–  42  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (12/19/00)
Class L(2)	-	3.11%	10.12%	10.69%
Russell 2000® Index(3)		4.55%	8.22%	9.11%
Russell 2000® Value Index(4)		4.71%	13.55%	14.83%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class L shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class L expenses.

(3)	The Russell 2000® Index is a broad-based index that consists of the 2000 smallest securities in the Russell 3000® Index (which represents approximately 98% of the U.S. equity market capitalization), representing approximately 8% of the Russell 3000 total market capitalization. This Index is a commonly used measure of the stock performance of small and medium-size companies in the United States. The Index does not incur expenses and cannot be purchased directly by investors.

(4)	The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class L	-	3.11%	6.52%
Return After Taxes on Distributions – Class L	-	3.61%	6.05%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	-	1.35%	5.55%
Russell 2000® Index(3)		4.55%	14.39%
Russell 2000® Value Index(4)		4.71%	14.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.37%
Total Annual Fund Operating Expenses	1.07%

Less Expense Reimbursement	(.02%	)
Net Fund Expenses(1)(2)	1.05%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$107	$338	$588	$1,302

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  43  –

MassMutual Premier Small Company Opportunities Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund’s Sub-Adviser, Babson Capital, to be realistically valued.

Principal Investment Strategies and Risks

Normally, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000 Index. The range of capitalization of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease.

The Fund’s Sub-Adviser, Babson Capital, believes that there are persistent stock price inefficiencies in the market for stocks of smaller companies. As a result of limited coverage and ownership, smaller company stocks frequently trade at significant discounts from their intrinsic value. Babson Capital will seek to identify companies that are mispriced as compared with their expected earnings stream.

Although the Fund’s investment process emphasizes fundamental analysis, Babson Capital first uses computer screening and industry sources to narrow the Fund’s investment universe. Babson Capital screens these candidates by looking for further signs of quality and growth, such as revenue and earnings per share growth. Babson Capital then makes decisions using fundamental analysis on stocks that come through its initial screens, emphasizing an issuer’s historic financial performance, balance sheet strength, management capability, profitability and competitive position. Specifically, Babson Capital looks for the following characteristics: sustainable competitive advantage; strong management; long product cycles; pricing flexibility; smaller size as a competitive advantage; high sustained return on investment; above-average earnings per share growth; and attractive valuation. Out of this analysis, Babson Capital selects what it believes to be the best companies for the Fund’s portfolio.

The Fund may purchase stocks in initial public offerings (“IPOs”) and may sell such securities without regard to how long the Fund has held the securities. The market capitalizations of the companies whose securities the Fund purchases in IPOs may be outside the Fund’s market capitalization range stated above.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 22.08% for the quarter ended June 30, 2001 and the lowest was -19.79% for the quarter ended September 30, 2002.

–  44  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (7/20/98)
Class L(2)	-	0.14%	11.20%	11.69%
Russell 2000 Index(3)		4.55%	8.22%	6.54%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001. The performance results shown above would not necessarily have been achieved had the Fund’s current strategy been in effect for the periods for which performance results are presented.

(2)	Performance for Class L shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class A shares.

(3)	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class L	-	0.14%	9.27%
Return After Taxes on Distributions – Class L	-	1.46%	8.02%
Return After Taxes on Distributions and Sale of Fund Shares – Class L		1.46%	7.80%
Russell 2000 Index(3)		4.55%	14.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.32%
Total Annual Fund Operating Expenses	.90%

Less Expense Reimbursement	(.01%	)
Net Fund Expenses(1)(2)	.89%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$91	$286	$497	$1,105

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  45  –

MassMutual Premier Global Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Fund’s Sub-Adviser, OFI, looks primarily for foreign and U.S. companies with high growth potential. OFI uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

OFI considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. OFI currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth-oriented companies worldwide,

•	Companies that stand to benefit from global growth trends,

•	Businesses with strong competitive positions and high demand for their products or services, and

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, OFI considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares

During the period shown above, the highest quarterly return for the Fund was 9.48% for the quarter ended September 30, 2005 and the lowest quarterly return was -3.20% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class L	13.63%	13.59%
Return After Taxes on Distributions – Class L	13.52%	13.48%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	9.01%	11.55%
MSCI World Index(2)	9.49%	9.43%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  46  –

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.45%
Total Annual Fund Operating Expenses	1.25%

Less Expense Reimbursement	(.11%	)
Net Fund Expenses(1)(2)	1.14%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$116	$386	$675	$1,499

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Global Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 36.48% for the quarter ended December 31, 1999 and the lowest was -18.23% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class L*	13.93%	5.82%	13.54%
MSCI World Index^	9.49%	2.18%	7.04%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The performance is of the Oppenheimer Global Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Global Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Global Fund.

^ The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  47  –

MassMutual Premier International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its net assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund’s Sub-Adviser, OFI, focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. OFI also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:

•	Capital Market Development;

•	Telecommunications/Media;

•	Efficiency Enhancing Technologies and Services;

•	Healthcare and Biotechnology;

•	Infrastructure Spending;

•	Emerging Consumer Markets;

•	Corporate Restructuring; and

•	Natural Resources.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 52.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class L Shares(2)

During the periods shown above, the highest quarterly return was 39.37% for the quarter ended December 31, 1999 and the lowest was -29.47% for the quarter ended September 30, 2002.

–  48  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class L(2)	14.33%	1.28%	8.06%
MSCI EAFE(3)	13.54%	4.55%	5.84%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class L shares of the Fund for periods prior to its inception date (5/3/99) is based on the performance of Class S shares, adjusted to reflect Class L expenses.

(3)	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class L	14.33%	1.28%	5.57%
Return After Taxes on Distributions – Class L	14.21%	1.22%	4.33%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	9.57%	1.10%	4.25%
MSCI EAFE(3)	13.54%	4.55%	3.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.44%
Total Annual Fund Operating Expenses	1.29%

Less Expense Reimbursement	(.02%	)
Net Fund Expenses(1)(2)	1.27%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class L	$129	$407	$705	$1,552

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  49  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

The Fund will invest a minimum of 90% of its total assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund may invest up to 10% of its total assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•	Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its total assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 52.

Annual Performance

The Fund began operations December 1, 2005, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  50  –

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	2.45%
Total Annual Fund Operating Expenses	3.35%

Less Expense Reimbursement	(2.02%	)
Net Fund Expenses(2)(3)	1.33%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class L	$136	$843

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.50% for the quarter ended June 30, 2003 and the lowest was -19.05% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares Baring’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (7/2000)
Baring Composite
Class L*	17.88%	5.17%	1.99%
MSCI EAFE^	13.54%	4.55%	2.32%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class L expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  51  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk – Money Market/Bond Funds

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Money Market Fund, the Short-Duration Bond Fund, the Inflation Protected, the Core Bond Fund, the Balanced Fund’s Core Bond Segment, the Diversified Bond Fund, the Strategic Income Fund and the High Yield Fund are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is defined on page 8 of the Prospectus and in the Statement of Additional Information. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Market Risk – Equity Funds

The Core Equity Segment of the Balanced Fund, the Value Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Core Growth Fund, the Enhanced Index Growth Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Small Company Opportunities Fund, the Global Fund, the International Equity Fund and the Focused International Fund are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the Core Bond Segment of the Balanced Fund and the High Yield Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

–  52  –

as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. All the Funds are subject to management risk because those Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk. Accordingly, the Funds may be subject to liquidity risk.

•	Derivative Risk. All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated.

The Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying

–  53  –

foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. The Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Capital Appreciation Fund, the Small Company Opportunities Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund generally have the greatest exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Capital Apprciation Fund, the Core Growth Fund, the Enhanced Index Growth Fund, the Global Fund, the International Equity Fund and the Focused International Fund generally have the greatest exposure to this risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Value Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Mid-Cap Value Fund and the Small Capitalization Value Fund generally have the greatest exposure to this risk.

•

Leveraging Risk.  When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption

–  54  –

requests. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. The High Yield Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so. In addition to the High Yield Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Balanced Fund’s Core Bond Segment generally have the greatest exposure to this risk.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which the High Yield Fund and Strategic Income Fund invest, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

These Funds may hold any portion of their assets in lower rated ( i.e., below investment grade) securities. Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

Since the Funds may invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default), the Funds may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. In addition to the High Yield Fund and Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Balanced Fund’s Core Bond Segment generally have the greatest exposure to this risk.

•.	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in higher capital gains taxes. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Risk	Money Market Fund	Short-Duration Bond Fund	Inflation Protected Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	High Yield Fund	Balanced Fund	Value Fund

Market Risk	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X

Prepayment Risk		X	X	X	X	X	X	X

Liquidity Risk			X	X	X	X	X	X	X

Derivative Risk		X	X	X	X	X	X	X	X

Foreign Investment Risk			X	X	X	X	X	X	X

Emerging Markets Risk				X	X	X	X	X	X

Currency Risk			X	X	X	X	X	X	X

Smaller Company Risk									X

Growth Company Risk

Value Company Risk									X

Leveraging Risk		X	X	X	X	X		X	X

Convertible Securities Risk		X		X	X		X	X	X

Lower-Rated Fixed Income Securities Risk		X		X	X	X	X	X

Preferred Stock Risk							X		X

Portfolio Turnover Risk							X		X

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Risk	Enhanced Index Value Fund	Enhanced Index Value Fund II	Enhanced Index Core Equity Fund	Main Street Fund	Capital Appreciation Fund	Core Growth Fund	Enhanced Index Growth Fund	Mid-Cap Value Fund	Small Capitalization Value Fund	Small Company Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk

Liquidity Risk	X	X	X		X		X	X	X	X	X	X	X

Derivative Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Foreign Investment Risk					X	X		X		X	X	X	X

Emerging Markets Risk											X	X

Currency Risk					X	X		X		X	X	X	X

Smaller Company Risk					X			X	X	X	X		X

Growth Company Risk					X	X	X			X	X		X

Value Company Risk	X	X						X	X

Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Convertible Securities Risk

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk	X	X	X			X	X	X		X			X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2005, MassMutual, together with its subsidiaries, had assets under management in excess of $390 billion.

MassMutual will be paid an investment management fee based on a percentage of each Fund’s average daily net assets as follows: .35% for the Money Market Fund, .40% for the Short-Duration Bond Fund, .48% for the Inflation-Protected Bond Fund, .48% for the Core Bond Fund, .50% for the Diversified Bond Fund, .55% for the Strategic Income Fund, .50% for the High Yield Fund, .48% for the Balanced Fund, .50% for the Value Fund, .50% for the Enhanced Index Value Fund, .50% for the Enhanced Index Value Fund II, .50% for the Enhanced Index Core Equity Fund, .65% for the Main Street Fund, .65% for the Capital Appreciation Fund, .55% for the Core Growth Fund, .50% for the Enhanced Index Growth Fund, .80% for the Mid-Cap Value Fund, .70% for the Small Capitalization Value Fund, .58% for the Small Company Opportunities Fund, .80% for the Global Fund, .85% for the International Equity Fund and .90% for the Focused International Fund.

A discussion regarding the basis for the board of trustees approving any investment advisory contract of the Funds is available in either the Funds’ semi-annual report to shareholders dated April 30, 2005 or will be available in the Funds’ semi-annual report to shareholders dated April 30, 2006 or the Funds’ annual report to shareholders dated October 31, 2006.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee range for Class L shares of the Funds is .2144% to .3968%.

MassMutual Contracts with the following Sub-Advisers to help manage the Funds:

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Enhanced Index Value Fund, Enhanced Index Value Fund II, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund, Mid-Cap Value Fund, Small Capitalization Value Fund and Small Company Opportunities Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of December 31, 2005 of more than $92 billion.

William M. Awad III

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Awad is a Chartered Financial Analyst with over 17 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Awad worked as an auditor at State Street Bank & Trust and later served as assistant portfolio manager at Neworld Bank, as senior mortgage strategist at Scudder, Stevens & Clark and as portfolio manager at Fleet Investment Advisors.

Chris C. Cao

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II and the Enhanced Index Core Equity Segment of the Balanced Fund with Michael Farrell. Mr. Cao, a Chartered Financial Analyst, has over six years of investment experience. Mr. Cao joined Babson Capital in 2001. Prior to that

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time, Mr. Cao had worked for Aeltus Investment Management and more recently at INVESCO. Mr. Cao and Mr. Farrell are assisted by a team of Babson Capital professionals.

Christopher M. Crooks

is a portfolio manager of the Small Company Opportunities Fund. Mr. Crooks, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 12 years of investment experience. Prior to joining Babson Capital in 2003, Mr. Crooks was a Managing Director at Commerce Capital Markets where he worked as an analyst.

Ronald Desautels

shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Nagle. Mr. Desautels has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson Capital, is a Chartered Financial Analyst with 29 years of investment experience and has been associated with MassMutual since 1985.

Steven A. Dray

is a portfolio manager of the Small Company Opportunities Fund. Mr. Dray, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over ten years of investment experience. Prior to joining Babson Capital in 2001, he was with Strong Capital Management for five years where he worked as an analyst and then as an associate portfolio manager.

Michael Farrell

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II and the Enhanced Index Core Equity Segment of the Balanced Fund with Mr. Cao. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson Capital, has 18 years of investment experience. Mr. Farrell joined Babson Capital in April, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992.

Jill Fields

is principally responsible for the day-to-day management of the High Yield Fund and the high yield segment of the Diversified Bond Fund. Ms. Fields, a Managing Director of Babson Capital, joined Babson Capital in 2000. Prior to that time, Ms. Fields had worked for ITT Hartford Insurance Companies as the Director of Corporate Bond Research and more recently at MassMutual as an investment professional.

Daniel J. Goldfarb

is a portfolio manager of the Small Company Opportunities Fund. Mr. Goldfarb, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 19 years of investment experience. Prior to joining Babson Capital in 1995, he served as a research analyst with Wilmington Trust.

Marilyn Mendel Han

is a co-portfolio manager of the Small Capitalization Value Fund, along with Mr. James and Ms. Prasad. Ms. Mendel Han, a Managing Director of Babson Capital, has over 19 years of industry experience. Prior to joining Babson Capital in 1994, she served as an investment banker at Bear Stearns, a sales and trading associate at Chemical Bank, and a financial planning analyst at Morgan Stanley.

Lance F. James

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Mendel Han and Ms. Prasad, and of the Mid-Cap Value Fund, along with Mr. Kylander. Mr. James, a Managing Director at Babson Capital, is the head of the firm’s Small/Mid Cap Value Team that provides research and portfolio management for the Fund. Mr. James has over 24 years of investment experience. Prior to joining Babson Capital in 1986, he spent time at Rockwell International Corporation, EBF Associates of Boston and later at Hewitt Associates.

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Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, and the Money Market Segment of the Balanced Fund and is head of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, and the Core Bond Segment of the Balanced Fund. Ms. Kibbe, a Managing Director of Babson Capital, has over 30 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for Babson Capital.

Stephen E. Kylander

is a co-portfolio manager of the Mid-Cap Value Fund, along with Mr. James. Mr. Kylander, a Managing Director at Babson Capital, has over 17 years of industry experience. Prior to joining Babson Capital in 1999, Mr. Kylander spent time at The Yarmouth Group, LEK Consulting Group and The First Boston Corporation.

Stephen F. Libera

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Libera, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 31 years of investment experience. Prior to joining Babson Capital in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

David L. Nagle

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Nagle shares principle responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Desautels. Mr. Nagle, a Chartered Financial Analyst, has more than 20 years of investment experience with Babson Capital.

Mitali Prasad

is a co-portfolio manager of the Small Capitalization Value Fund, along with Mr. James and Ms. Mendel Han. Ms. Prasad, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over 12 years of industry experience. She joined Babson Capital in 1994.

Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of December 31, 2005 the BAM Group managed US$34.79 billion on behalf of clients located around the world. Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group - a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working just with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

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OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281, manages the investments of the Strategic Income Fund, Value Fund, Main Street Fund, Capital Appreciation Fund, Core Growth Fund, Global Fund and International Equity Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2005, OFI managed assets of approximately $204 billion.

Marc L. Baylin

is a co-portfolio manager of the Capital Appreciation Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI. Prior to joining OFI in September 2005, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

Rajeev Bhaman

is the portfolio manager of the Global Fund. Mr. Bhaman, a Chartered Financial Analyst, has been a Vice President of OFI since 1996. Prior to joining the Global Equity Investment team at OFI in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

George R. Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Senior Vice President and Portfolio Manager of OFI and has been with OFI since 1990. Prior to joining OFI in 1990, he was a Securities Analyst and Portfolio Manager at Brown Brothers Harriman & Company.

Christopher Leavy

is the portfolio manager of the Value Fund. Mr. Leavy is a Senior Vice President of OFI. Prior to joining OFI in 2000, Mr. Leavy was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

Nikolaos D. Monoyios

is a co-portfolio manager of the Main Street Fund. Mr. Monoyios is a Senior Vice President of OFI . Prior to joining OFI in 1998, Mr. Monoyios was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company for over 17 years.

David Poiesz

is the portfolio manager of the Core Growth Fund. Mr. Poiesz has been a Senior Vice President and Director of Growth Equities of OFI since June 2004. Prior to joining OFI, Mr. Poiesz was Senior Portfolio Manager at Merrill Lynch from October 2002 to May 2004, founding partner of RiverRock Capital LLC, a hedge fund product, from April 1999 to July 2001 and portfolio manager at Jennison Associates from November 1992 to March 1999.

Marc R. Reinganum

is a portfolio manager of the Main Street Fund. Dr. Reinganum is a Vice President of OFI. Prior to joining OFI in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

Arthur P. Steinmetz

is the portfolio manager of the Strategic Income Fund. Mr. Steinmetz is a Senior Vice President of OFI. Prior to joining OFI in 1986, Mr. Steinmetz was an Analyst with PaineWebber where his responsibilities dealt with derivative securities.

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William L. Wilby

is a Senior Vice President of OFI, and is a co-portfolio manager of the Capital Appreciation Fund. Dr. Wilby, a Chartered Financial Analyst with over 23 years of asset management experience, has been with OFI since 1991. Before joining OFI in 1991, Mr. Wilby was an International Investment Strategist at Brown Brothers Harriman & Co. Prior to Brown Brothers, he was a Managing Director and Portfolio Manager at AIG Global Investors. He joined AIG from Northern Trust Bank in Chicago, where he was an International Pension Manager. Before beginning his Portfolio Management career, Mr. Wilby was an International Financial Economist at Northern Trust Bank and at the Federal Reserve Bank in Chicago.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, the shareholders of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the Balanced Fund, the Enhanced Index Value Fund II, the Main Street Fund, the Capital Appreciation Fund, the Mid-Cap Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund have previously approved this arrangement.

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About the Classes of Shares

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class L shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class L shares of the Funds may also be purchased by the following Eligible Purchasers:

Class L Shares

Eligible Purchasers.  Class L shares may be purchased by:

•	Non-qualified deferred compensation plans;

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $1 million; and

•	Other institutional investors with assets generally in excess of $1 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class L shares. Class L shares are generally sold in connection with the use of an intermediary performing third party administration and/or other shareholder services.

Additionally, shareholders of the Value Fund who held shares of that Fund prior to October 31, 2004 may purchase Class L shares of the Value Fund.

Shareholder and Distribution Fees. Class L shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of your money is invested in the Fund or Funds of your choice. Class L shares do not have deferred sales charges or any Rule 12b-1 fees.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class L shares to brokers or other financial intermediaries from its own resources at the time of sale. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class L shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class L shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class L shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No

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additional fees are paid by the Funds under these plans. Where Class L shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class L shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that result in the sale of certain of MassMutual’s variable annuity contracts. The Funds are underlying investment options for these contracts.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans that own MassMutual’s variable annuity contracts;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•	Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms for the sale of its variable annuity contracts or with other marketing or administrative services with respect to these contracts; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Global Fund, International Equity Fund or Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into the Global Fund, International Equity Fund or Focused International Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account

–  65  –

related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will place trades by telephone or in writing directly with Investors Bank & Trust Company (“IBT”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to IBT. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone are able to do so through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to IBT. Transaction orders placed in writing should be addressed to Investors Bank & Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•	A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•	The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•	The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to IBT.

Determining Net Asset Value

The Trust calculates the Net Asset Value (“NAV”) of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been

–  66  –

materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning on or before December 31, 2008. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives

–  67  –

from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the Global Fund, the International Equity Fund and the Focused International Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the Global Fund, the International Equity Fund and the Focused International Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 signed by President Bush on October 22, 2004, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund is no longer required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses that the Fund properly designates nor with respect to distributions of U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person. This provision first applies to a Fund in its taxable year beginning November 1, 2005.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

–  68  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). The Mid-Cap Value Fund and Focused International Fund each commenced operations December 1, 2005 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in either the Funds’ Annual Report, which is available on request.

MONEY MARKET FUND

	Year ended 10/31/05	Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†		Year ended 12/31/01†		Year ended 12/31/00†
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00		$0.99

Income (loss) from investment operations:
Net investment income	0.02 ***	0.00	***††	0.00	***††	0.01	***	0.04	***	0.07	***
Net realized and unrealized gain (loss) on investments	0.00	0.00	††	0.00	††	0.00	††	0.00	††	(0.00	)††

Total income from investment operations	0.02	0.00		0.00		0.01		0.04		0.07

Less distributions to shareholders:
From net investment income	(0.02)	(0.00	)††	(0.00	)††	(0.01)		(0.04)		(0.06)
From net realized gains	-	(0.00	)††	(0.00	)††	-		-		-

Total distributions	(0.02)	-		(0.00)		(0.01)		(0.04)		(0.06)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(a)	2.34%	0.47%	**	0.44%		1.19%		3.88%		6.07%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$63,462	$61,345		$55,400		$66,906		$53,151		$24,010
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.74%	*	0.70%		0.70%		0.71%		0.70%
After expense waiver#	0.52%	0.63%	*	N/A		N/A		N/A		N/A
Net investment income to average daily net assets	2.32%	0.56%	*	0.44%		1.17%		3.58%		6.25%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.
++	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003, the period ended October 31, 2004, and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  69  –

SHORT-DURATION BOND FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.53	$10.27		$10.32	$10.01	$9.95	$9.92

Income (loss) from investment operations:
Net investment income	0.35 ***	0.29	***	0.36 ***	0.43 ***	0.51 ***	0.63	***
Net realized and unrealized gain (loss) on investments	(0.23)	(0.03)		0.01	0.32	0.10	(0.00	)†

Total income from investment operations	0.12	0.26		0.37	0.75	0.61	0.63

Less distributions to shareholders:
From net investment income	(0.39)	-		(0.42)	(0.44)	(0.55)	(0.60)
From net realized gains	(0.03)	-		-	-	-	-

Total distributions	(0.42)	-		(0.42)	(0.44)	(0.55)	(0.60)

Net asset value, end of period	$10.23	$10.53		$10.27	$10.32	$10.01	$9.95

Total Return(a)	1.20%	2.53%	**	3.55%	7.47%	6.16%	6.37%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$196,942	$196,397		$183,757	$139,555	$77,789	$45,694
Ratio of expenses to average daily net assets:
Before expense waiver	0.74%	0.74%	*	0.74%	0.74%	0.74%	0.74%
After expense waiver#	0.67%	0.70%	*	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.44%	3.35%	*	3.46%	4.13%	4.96%	6.14%
Portfolio turnover rate	114%	78%	**	41%	19%	24%	55%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net realized and unrealized loss on investments is less than $0.01 per share.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%

–  70  –

INFLATION-PROTECTED BOND FUND

	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.66	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.46 ***	0.33	***	-
Net realized and unrealized gain (loss) on investments	(0.23)	0.33		-

Total income from investment operations	0.23	0.66		0.00

Less distributions to shareholders:
From net investment income	(0.29)	-		-
From net realized gains	(0.01)	-		-

Total distributions	(0.30)	-		-

Net asset value, end of period	$10.59	$10.66		$10.00

Total Return(a)	2.22%	6.60%	**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,977	$2,095		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%	0.86%	*	-	‡
After expense waiver#	N/A	0.83%	*	N/A	‡
Net investment income to average daily net assets	4.32%	3.82%	*	0.00%	‡
Portfolio turnover rate	7%	4%	**	N/A

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2003.
††	For the period from January 1, 2004 through October 31, 2004.
‡	Amounts are de minimis due to short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended December 31, 2003 and the period ended October 31, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  71  –

CORE BOND FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.94	$10.98		$11.22	$10.79	$10.66	$10.11

Income (loss) from investment operations:
Net investment income	0.42 ***	0.33	***	0.39 ***	0.52 ***	0.60 ***	0.66 ***
Net realized and unrealized gain (loss) on investments	(0.33)	0.11		0.18	0.40	0.21	0.44

Total income from investment operations	0.09	0.44		0.57	0.92	0.81	1.10

Less distributions to shareholders:
From net investment income	(0.08)	(0.38)		(0.66)	(0.46)	(0.59)	(0.55)
From net realized gains	-	(0.10)		(0.15)	(0.03)	(0.09)	-

Total distributions	-	(0.48)		(0.81)	(0.49)	(0.68)	(0.55)

Net asset value, end of period	$10.95	$10.94		$10.98	$11.22	$10.79	$10.66

Total Return(a)	0.79%	4.02%	**	5.09%	8.49%	7.62%	10.85%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$385,684	$405,695		$348,158	$289,553	$174,896	$66,686
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%	0.80%	*	0.79%	0.79%	0.80%	0.79%
After expense waiver#	0.71%	0.75%	*	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.86%	3.62%	*	3.42%	4.62%	5.32%	6.21%
Portfolio turnover rate	219%	178%	**	146%	187%	68%	39%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  72  –

DIVERSIFIED BOND FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.02	$10.56		$10.10	$9.66	$9.57	$9.56

Income (loss) from investment operations:
Net investment income	0.41 ***	0.35	***	0.43 ***	0.51 ***	0.58 ***	0.64	***
Net realized and unrealized gain (loss) on investments	(0.29)	0.11		0.35	0.33	0.07	0.03

Total income from investment operations	0.12	0.46		0.78	0.84	0.65	0.67

Less distributions to shareholders:
From net investment income	(0.38)	-		(0.29)	(0.40)	(0.56)	(0.66)
Tax return of capital	-	-		-	-	-	(0.00	)†
From net realized gains	(0.05)	-		(0.03)	-	-	-

Total distributions	(0.43)	-		(0.32)	(0.40)	(0.56)	(0.66)

Net asset value, end of period	$10.71	$11.02		$10.56	$10.10	$9.66	$9.57

Total Return(a)	1.13%	4.36%	**	8.36%	8.09%	6.87%	6.99%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$138,848	$117,093		$64,281	$632	$4,026	$283
Ratio of expenses to average daily net assets:
Before expense waiver	0.91%	0.86%	*	0.90%	0.90%	0.86%	0.88%
After expense waiver#	0.75%	0.76%	*	N/A	0.90%	0.84%	0.88%
Net investment income to average daily net assets	3.84%	3.93%	*	3.99%	5.17%	5.75%	6.53%
Portfolio turnover rate	137%	84%	**	105%	76%	62%	15%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from tax return of capital is less than $0.01 per share.
+	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001, the period January 1, 2002 through April 30, 2002, the period ended October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  73  –

STRATEGIC INCOME FUND

	Period ended 10/31/05†
Net asset value, beginning of year	$10.00

Income (loss) from investment operations:
Net investment income	0.35	***
Net realized and unrealized loss on investments	(0.30)

Total income from investment operations	0.05

Net asset value, end of year	$10.05

Total Return(a)	0.50%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$241,273
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%	*
After expense waiver#	0.89%	*
Net investment income to average daily net assets	4.22%	*
Portfolio turnover rate	159%	**

*	Annualized.
**	Percentage represents the results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

–  74  –

HIGH YIELD FUND

Year ended 10/31/05†
Net asset value, beginning of period	$10.39

Income (loss) from investment operations:
Net investment income	0.76 *
Net realized and unrealized loss on investments	(0.36)

Total income from investment operations	0.40

Less distributions to shareholders:
From net investment income	(0.12)

Net asset value, end of period	$10.67

Total Return(a)	3.78%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$369
Ratio of expenses to average daily net assets:
Before expense waiver	0.91%
After expense waiver#	0.90%
Net investment income to average daily net assets	7.18%
Portfolio turnover rate	59%

*	Per share amount calculated on the average shares method.
†	Class L commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  75  –

BALANCED FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.18	$8.91		$7.71	$8.98	$9.85	$13.22

Income (loss) from investment operations:
Net investment income	0.20 ***	0.13	***	0.16 ***	0.20 ***	0.23 ***	0.39 ***
Net realized and unrealized gain (loss) on investments	0.36	0.14		1.21	(1.25)	(0.85)	(0.42)

Total income (loss) from investment operations	0.56	0.27		1.37	(1.05)	(0.62)	(0.03)

Less distributions to shareholders:
From net investment income	(0.19)	-		(0.17)	(0.22)	(0.25)	(0.49)
From net realized gains	-	-		-	-	(0.00)†	(2.85)

Total distributions	(0.19)	-		(0.17)	(0.22)	(0.25)	(3.34)

Net asset value, end of period	$9.55	$9.18		$8.91	$7.71	$8.98	$9.85

Total Return(a)	6.02%	3.14%	**	17.77%	(11.67)%	(6.31)%	(0.35)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,119	$2,779		$2,393	$3,280	$3,976	$4,721
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	0.94%	*	0.91%	0.91%	0.91%	0.90%
After expense waiver#	0.91%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.14%	1.70%	*	1.97%	2.33%	2.47%	2.97%
Portfolio turnover rate	139%	104%	**	95%	94%	85%	100%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net realized gains are less than $0.01 per share.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%.

–  76  –

VALUE FUND

	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01
Net asset value, beginning of year	$15.87		$14.15	$12.25	$12.96	$13.72

Income (loss) from investment operations:
Net investment income	0.28	*	0.23	0.18	0.15	0.21
Net realized and unrealized gain (loss) on investments	0.80		1.87	1.87	(0.67)	(0.69)

Total income (loss) from investment operations	1.08		2.10	2.05	(0.52)	(0.48)

Less distributions to shareholders:
From net investment income	(0.09)		(0.38)	(0.15)	(0.19)	(0.28)

Net asset value, end of year	$16.86		$15.87	$14.15	$12.25	$12.96

Total Return	6.82%	(a)	15.00%	16.87%	(4.08)%	(3.69)%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$121,377		$70,724	$68,306	$52,339	$49,835
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%		0.80%	0.82%	0.83%	0.86%
After expense waiver#	N/A		0.80%	0.80%	0.80%	0.80%
Net investment income to average daily net assets	1.66%		1.38%	1.43%	1.14%	1.49%
Portfolio turnover rate	53%		30%	49%	24%	26%

*	Per share amount calculated on the average shares method.
#	Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  77  –

ENHANCED INDEX VALUE FUND

Year ended 10/31/05†
Net asset value, beginning of period	$10.96

Income (loss) from investment operations:
Net investment income	0.21 ***
Net realized and unrealized gain on investments	1.14

Total income from investment operations	1.35

Less distributions to shareholders:
From net investment income	(0.05)
From net realized gains	(0.06)

Total distributions	(0.11)

Net asset value, end of period	$12.20

Total Return(a)	12.47%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,192
Ratio of expenses to average daily net assets:
Before expense waiver	0.91%
After expense waiver#	0.84%
Net investment income to average daily net assets	1.74%
Portfolio turnover rate	150%

***	Per share amount calculated on the average shares method.
†	Class L commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  78  –

ENHANCED INDEX VALUE FUND II

	Year ended 10/31/05	Period ended 10/31/04+
Net asset value, beginning of year	$10.14	$10.00

Income (loss) from investment operations:
Net investment income	0.20 ***	0.01
Net realized and unrealized gain on investments	1.06	0.13

Total income from investment operations	1.26	0.14

Less distributions to shareholders:
From net investment income	(0.05)	-
From net realized gains	(0.04)	-

Total distributions	(0.09)	-

Net asset value, end of year	$11.31	$10.14

Total Return(a)	12.49%	1.40%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$20,364	$18,347
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	1.10%	*
After expense waiver#	0.84%	0.84%	*
Net investment income to average daily net assets	1.79%	1.52%	*
Portfolio turnover rate	120%	6%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period October 15, 2004 (commencement of operations) through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  79  –

ENHANCED INDEX CORE EQUITY FUND

	Year ended 10/31/05+
Net asset value, beginning of period	$9.95

Income (loss) from investment operations:
Net investment income	0.12	*
Net realized and unrealized gain on investments	0.80

Total income from investment operations	0.92

Less distributions to shareholders:
From net investment income	(0.05)

Net asset value, end of period	$10.82

Total Return(a)	9.26%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$720
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%
After expense waiver#	0.84%
Net investment income to average daily net assets	1.08%
Portfolio turnover rate	154%

*	Per share amount calculated on the average shares method.
+	Class L commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  80  –

MAIN STREET FUND

	Period ended 10/31/05†
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.08	***
Net realized and unrealized gain on investments	0.09

Total income from investment operations	0.17

Net asset value, end of period	$10.17

Total Return(a)	1.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$99,450
Ratio of expenses to average daily net assets:
Before expense waiver	1.01%	*
After expense waiver#	0.93%	*
Net investment income to average daily net assets	0.93%	*
Portfolio turnover rate	78%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

–  81  –

CAPITAL APPRECIATION FUND

	Period ended 10/31/05+
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.00	***
Net realized and unrealized gain on investments	0.07

Total income from investment operations	0.07

Net asset value, end of period	$10.07

Total Return(a)	0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$10,104
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%	*
After expense waiver#	0.97%	*
Net investment income to average daily net assets	0.00%	*
Portfolio turnover rate	59%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

–  82  –

CORE GROWTH FUND

	Period ended 10/31/05†
Net asset value, beginning of year	$8.39

Income (loss) from investment operations:
Net investment income	0.06	*
Net realized and unrealized gain on investments	0.67

Total income from investment operations	0.73

Less distributions to shareholders:
From net investment income	(0.04)

Net asset value, end of year	$9.08

Total Return(a)	8.68%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%
After expense waiver#	0.95%
Net investment income to average daily net assets	0.70%
Portfolio turnover rate	35%

*	Per share amount calculated on the average shares method.
†	Class L commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  83  –

ENHANCED INDEX GROWTH FUND

	Year ended 10/31/05†
Net asset value, beginning of period	$7.65

Income (loss) from investment operations:
Net investment income	0.06	*
Net realized and unrealized gain on investments	0.59

Total income from investment operations	0.65

Less distributions to shareholders:
From net investment income	(0.04)

Net asset value, end of period	$8.26

Total Return(a)	8.50%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.91%
After expense waiver#	0.84%
Net investment income to average daily net assets	0.70%
Portfolio turnover rate	127%

*	Per share amount calculated on the average shares method.
†	Class L commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  84  –

SMALL CAPITALIZATION VALUE FUND

	Year ended 10/31/05†
Net asset value, beginning of year	$13.95

Income (loss) from investment operations:
Net investment loss	(0.04	)***
Net realized and unrealized gain on investments	0.84

Total income from investment operations	0.80

Net asset value, end of year	$14.75

Total Return(a)	5.73%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1,726
Ratio of expenses to average daily net assets:
Before expense waiver	1.07%
After expense waiver#	1.05%
Net investment loss to average daily net assets	(0.27)%
Portfolio turnover rate	32%

***	Per share amount calculated on the average shares method.
†	Class L commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.

–  85  –

SMALL COMPANY OPPORTUNITIES FUND

	Year ended 10/31/05+
Net asset value, beginning of year	$15.79

Income (loss) from investment operations:
Net investment loss	(0.01	)*
Net realized and unrealized gain on investments	1.11

Total income from investment operations	1.10

Less distributions to shareholders:
From net realized gains	(0.00	)†

Net asset value, end of year	$16.89

Total Return(a)	6.99%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$88,802
Ratio of expenses to average daily net assets:
Before expense waiver	0.90%
After expense waiver#	0.89%
Net investment loss to average daily net assets	(0.03)%
Portfolio turnover rate	45%

*	Per share amount calculated on the average shares method.
†	Distributions from net realized gains and tax return of capital are less than $0.01 per share.
+	Class L commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  86  –

GLOBAL FUND

	Period ended 10/31/05†
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.05	***
Net realized and unrealized gain on investments	0.55

Total income from investment operations	0.60

Net asset value, end of period	$10.60

Total Return(a)	6.00%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$245,413
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	*
After expense waiver#	1.14%	*
Net investment income to average daily net assets	0.59%	*
Portfolio turnover rate	25%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  87  –

INTERNATIONAL EQUITY FUND

	Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$9.69		$9.48		$6.34		$9.13	$12.07	$16.89

Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.04	***	0.03	***	0.08 ***	0.07 ***	(0.06	)***
Net realized and unrealized gain (loss) on investments	1.94		0.21		3.15		(2.81)	(2.99)	(1.54)

Total income (loss) from investment operations	2.00		0.25		3.18		(2.73)	(2.92)	(1.60)

Less distributions to shareholders:
From net investment income	-		(0.04)		(0.04)		(0.06)	(0.02)	(0.02)
Tax return of capital	-		-		-		(0.00)†	-	-
From net realized gains	-		-		-		-	-	(3.20)

Total distributions	-		(0.04)		(0.04)		(0.06)	(0.02)	(3.22)

Net asset value, end of period	$11.69		$9.69		$9.48		$6.34	$9.13	$12.07

Total Return(a)	20.64%		2.66%	**	50.23%		(29.89)%	(24.18)%	(9.12)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$223,255		$185,394		$183,493		$95,876	$106,987	$67,113
Ratio of expenses to average daily net assets:
Before expense waiver	1.29%		1.28%	*	1.27%		1.28%	1.26%	1.37%
After expense waiver#	1.27%		1.27%	*(b)	1.25%	(b)	1.27% (b)	1.25%	N/A
Net investment income (loss) to average daily net assets	0.54%		0.53%	*	0.34%		0.97%	0.66%	(0.37)%
Portfolio turnover rate	26%		32%	**	70%		40%	38%	69%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net investment income and tax return of capital are less than $0.01 per share.
††	Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001, January 1, 2002 through April 30, 2002 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  88  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Fund’s fundamental investment restrictions can be found in the Fund’s Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are

–  89  –

negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, the Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High Yield Fund and the Balanced Fund’s Core Bond Segment can buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs. The aggregate value of the securities underlying the options written by a Fund may not exceed 25% of the Fund’s total assets.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the

–  90  –

dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the High Yield Fund, the Balanced Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Enhanced Index Growth Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund may also enter into futures contracts, including foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

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Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Industry Concentration

A Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(1)	There is no limitation for U.S. Government Securities.

(2)	In the case of the Money Market Fund, there is no industry concentration limitation for certificates of deposit and bankers’ acceptances issued by domestic banks.

Zero-Coupon and “Stripped” Securities

The Strategic Income Fund can buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies. The Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price. In addition to the Strategic Income Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High Yield Fund and the Balanced Fund’s Core Bond Segment can also invest in these securities.

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Participation Interests in Loans

These securities represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. They are subject to the risk of default by the borrower as well as credit risks of the servicing agent of the participation interest, which can cause the Strategic Income Fund to lose money on its investment. The Fund can also buy interests in trusts and other entities that hold loan obligations. In that case the Fund will be subject to the trust’s credit risks. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. The Diversified Bond Fund and the High Yield Fund may also invest in these securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed

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security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives or policies through a revised prospectus or other written communication.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI at http://www.massmutual.com/retire.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

Filed pursuant to Rule 497(c)

File No. 33-82366

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class N shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Premier Money Market Fund	Babson Capital Management LLC

Fixed Income
MassMutual Premier Short-Duration Bond Fund	Babson Capital Management LLC
MassMutual Premier Inflation-Protected Bond Fund	Babson Capital Management LLC
MassMutual Premier Core Bond Fund	Babson Capital Management LLC
MassMutual Premier Diversified Bond Fund	Babson Capital Management LLC
MassMutual Premier Strategic Income Fund	Babson Capital Management LLC
MassMutual Premier High Yield Fund	Babson Capital Management LLC

Asset Allocation
MassMutual Premier Balanced Fund	Babson Capital Management LLC

Large Cap Value
MassMutual Premier Value Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Value Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Value Fund II	Babson Capital Management LLC

Large Cap Core
MassMutual Premier Enhanced Index Core Equity Fund	Babson Capital Management LLC
MassMutual Premier Main Street Fund	OppenheimerFunds, Inc.

Large Cap Growth
MassMutual Premier Capital Appreciation Fund	OppenheimerFunds, Inc.
MassMutual Premier Core Growth Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Growth Fund	Babson Capital Management LLC

Mid/Small Cap Value
MassMutual Premier Mid-Cap Value Fund	Babson Capital Management LLC
MassMutual Premier Small Capitalization Value Fund	Babson Capital Management LLC

Mid/Small Cap Core
MassMutual Premier Small Company Opportunities Fund	Babson Capital Management LLC

International
MassMutual Premier Global Fund	OppenheimerFunds, Inc.
MassMutual Premier International Equity Fund	OppenheimerFunds, Inc.
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

March 1, 2006

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Summary Information

MassMutual Premier Funds (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 58.

•	Investment return over the past ten years, or since inception if less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of the corresponding series of MassMutual Select Funds. In addition, where indicated, average annual total returns for all classes are based on the performance of the indicated class of shares of a Fund, adjusted for class specific expenses, for periods prior to the inception of such classes.

Performance information provided for some of the Funds is based on either a composite of all portfolios managed by the Fund’s sub-adviser, or on a mutual fund managed by the Fund’s sub-adviser, with investment objectives, policies and investment strategies substantially similar to those of the Funds and without material client-imposed restrictions, and is provided solely to illustrate the sub-adviser’s performance in managing such a portfolio. In such cases, the performance provided does not show the particular Fund’s performance. For the composites, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The performance provided reflects the sub-adviser’s composite or mutual fund performance, adjusted for estimated expenses of each class of the relevant Fund. The investment returns assume the reinvestment of dividends and capital gains distributions. The performance provided does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composites of portfolios were not subject to all of the investment restrictions to which the Funds will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended. No assurance can be given that the Funds’ performance would not have been lower had it been in operation during the periods for which composite or mutual fund performance is provided. The Funds’ performance may have differed due to factors such as differences in cash flows into and out of the Funds, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the sub-advisers is not indicative of future rates of return and is no indication of future performance of the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

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Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows, in addition to any shareholder fees, a Fund’s “Net Fund Expenses.” These costs are deducted from a Fund’s assets, which means you pay them indirectly.

Other Information.

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund) and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including these Funds and certain affiliates of these Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that these Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to set aside each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

While these Funds believe that they have valid defenses to all claims raised by Enron, these Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to these Funds, or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

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[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Money Market Fund (Class N shares not currently available)

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest, at the time of purchase, at least 95% of its net assets in Tier 1 securities and no more than 5% of its net assets in Tier 2 securities. In certain circumstances, unrated securities may qualify as Tier 1 or Tier 2 securities if the Fund’s Sub-Adviser, Babson Capital Management LLC (“Babson Capital”), determines that such securities are of comparable quality to Tier 1 or Tier 2 securities.

The principal risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 1.44% for the quarter ended December 31, 2000 and the lowest was -0.05% for the quarter ended March 31, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N(2)	1.15%	1.23%	2.88%
Salomon Smith Barney 3-Month Treasury Bill Index(3)	3.00%	2.21%	3.72%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge in the Average Annual Total Returns table.

(3)	91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States Government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The 7-day yield on December 31, 2005 for the Fund’s Class A shares was 3.52%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.40%
Total Annual Fund Operating Expenses	1.25%

Less Expense Reimbursement(1)	(.18%	)
Net Fund Expenses(2)(3)	1.07%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$213	$379	$669	$1,494

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$109	$379	$669	$1,494

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .18% of other expenses for Class N of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

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MassMutual Premier Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is intended to be three years or less. The Fund’s Sub-Adviser, Babson Capital, may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When Babson Capital believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three-year range are made by reinvesting cash flows and by selective trading.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed-Income Securities Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 3.44% for the quarter ended September 30, 2002 and the lowest was -1.92% for the quarter ended June 30, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N(2)	0.40%	3.75%	4.26%
Lehman Brothers 1-3 Year Government Bond Index(3)	1.73%	3.82%	4.88%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge in the Average Annual Total Returns table.

(3)	The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Since Inception (12/31/02)
Return Before Taxes – Class N		0.40%	2.08%
Return After Taxes on Distributions – Class N	-	0.81%	0.88%
Return After Taxes on Distributions and Sale of Fund Shares – Class N		0.26%	1.09%
Lehman Brothers 1-3 Year Government Bond Index(3)		1.73%	1.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.39%
Total Annual Fund Operating Expenses	1.29%

Less Expense Reimbursement(1)	(.07%	)
Net Fund Expenses(2)(3)	1.22%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$228	$402	$701	$1,549

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$124	$402	$701	$1,549

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .07% of other expenses for Class N of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  9  –

MassMutual Premier Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its net assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, Babson Capital, believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 15% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and/or duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain a weighted-average credit quality at time of initial purchase of AA- or better.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return was 4.60% for the quarter ended March 31, 2004 and the lowest was -3.15% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/03)
Return Before Taxes – Class N(2)		0.49%	4.43%
Return After Taxes on Distributions – Class N(2)	-	1.10%	3.22%
Return After Taxes on Distributions and Sale of Fund Shares – Class N(2)		0.34%	3.08%
Lehman U.S. Treasury Inflation Note Index(3)		2.84%	5.72%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class N shares of the Fund reflects any applicable sales charge.

(3)	The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  10  –

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.36%
Total Annual Fund Operating Expenses(1)	1.34%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$240	$425	$734	$1,611

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$137	$425	$734	$1,611

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Capital Prior Performance for All Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for all accounts with investment objectives, policies and strategies similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 7.71% for the quarter ended September 30, 2002 and the lowest was -3.12% for the quarter ended June 30, 2004.

–  11  –

Babson Capital Average Annual Total Returns for Similar Accounts(1)

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)
Babson Composite
Class N(1)	0.50%	6.56%
Lehman U.S. Treasury Inflation Note Index(2)	2.84%	8.13%

(1)	Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The bar chart is based on Class N expenses. Some of the portfolios are mutual funds registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2)	The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  12  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, Babson Capital, by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations; diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be restricted or illiquid at the time of purchase.

Babson Capital intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 8.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed-Income Securities Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 4.20% for the quarter ended September 30, 2001 and the lowest was -2.56% for the quarter ended March 31, 1996.

–  14  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N(2)	0.55%	4.88%	4.94%
Lehman Brothers Aggregate Bond Index(3)	2.43%	5.87%	6.17%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

(2)	Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge in the Average Annual Total Returns table.

(3)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Since Inception (12/31/02)
Return Before Taxes – Class N		0.55%	3.13%
Return After Taxes on Distributions – Class N	-	0.86%	1.38%
Return After Taxes on Distributions and Sale of Fund Shares – Class N		0.36%	1.70%
Lehman Brothers Aggregate Bond Index(3)		2.43%	3.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.38%
Total Annual Fund Operating Expenses	1.36%

Less Expense Reimbursement(1)	(.08%	)
Net Fund Expenses(2)(3)	1.28%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$234	$423	$737	$1,626

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$131	$423	$737	$1,626

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .08% of other expenses for Class N through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  15  –

MassMutual Premier Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities issued pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities;

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, Babson Capital, will make its own credit quality determination. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 8.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 3.93% for the quarter ended June 30, 2003 and the lowest was -2.14% for the quarter ended June 30, 2004.

–  16  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes –Class N(2)	0.44%	5.40%	4.89%
Lehman Brothers Aggregate Bond Index(3)	2.43%	5.87%	6.01%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge in the Average Annual Total Returns table.

(3)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Since Inception (12/31/02)
Return Before Taxes – Class N		0.44%	4.35%
Return After Taxes on Distributions – Class N	-	0.78%	3.27%
Return After Taxes on Distributions and Sale of Fund Shares – Class N		0.29%	3.10%
Lehman Brothers Aggregate Bond Index(3)		2.43%	3.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.45%
Total Annual Fund Operating Expenses	1.45%

Less Expense Reimbursement(1)	(.16%	)
Net Fund Expenses(2)(3)	1.29%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$235	$443	$777	$1,719

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$132	$443	$777	$1,719

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .15% of other expenses for Class N of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  17  –

MassMutual Premier Strategic Income Fund

Investment Objective

The Fund seeks high current income by investing mainly in fixed income debt securities.

Principal Investment Strategies and Risks

The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called “junk bonds”). These debt securities typically include:

•	foreign government and U.S. government bonds and notes,

•	collateralized mortgage obligations (CMOs),

•	other mortgage-related securities and asset-backed securities,

•	participation interests in loans,

•	“structured” notes,

•	lower-grade, high-yield domestic and foreign corporate debt obligations, and

•	“zero-coupon” or “stripped” securities.

Under normal market conditions, the Fund invests in each of these three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Funds Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range – large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities.

The Fund’s foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or to seek higher investment returns. These include options, futures, forward contracts, CMOs and “structured” notes.

In selecting securities to buy or sell for the Fund, OFI analyzes the overall investment opportunities and risks among the three sectors in which the Fund invests. OFI’s overall strategy is to build a broadly- diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors from time to time. When buying or selling securities, OFI currently focuses on the factors below (some of which may vary in particular cases and may change over time), looking for:

•	Securities offering high current income,

•	Overall portfolio diversification by seeking securities whose market prices tend to move in different directions, and

•	Relative values among the three major market sectors in which the Fund invests.

OFI may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund. The Fund’s diversification strategies, both with respect to securities in different sectors, and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund’s share prices while seeking current income.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculations of returns in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the period shown above, the highest quarterly return for the Fund was 2.34% for the quarter ended June 30, 2005 and the lowest quarterly return was -1.80% for the quarter ended March 31, 2005.

–  18  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class N		0.58%		0.58%
Return After Taxes on Distributions – Class N	-	0.59%	-	0.59%
Return After Taxes on Distributions and Sale of Fund Shares – Class N		0.38%	-	0.17%
Lehman Brothers Aggregate Bond Index(2)		2.43%		2.63%
Citigroup World Government Bond Index(3)	-	6.88%	-	6.76%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3)	The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.47%
Total Annual Fund Operating Expenses	1.52%

Less Expense Reimbursement	(.14%	)
Net Fund Expenses(1)(2)	1.38%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$244	$467	$816	$1,798

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$141	$467	$816	$1,798

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  19  –

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Income Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 6.50% for the quarter ended June 30, 2003 and the lowest was -3.51% for the quarter ended September 30, 1998.

OFI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Ten Years
OFI Mutual Fund
Class N*		2.77%	8.26%	6.79%
Lehman Brothers Aggregate Bond Index^		2.43%	5.87%	6.17%
Citigroup World Government Bond Index^^	-	6.88%	6.92%	4.99%

*Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The performance is of the Oppenheimer Strategic Income Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Strategic Income Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Strategic Income Fund.

^The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  20  –

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MassMutual Premier High Yield Fund

Investment Objective

This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in lower rated fixed income securities, which are commonly known as “junk bonds.”

The Fund invests primarily in high yield (i.e., lower rated) U.S. fixed income securities (junk bonds), including Rule 144A private placements. The Fund may also invest in, among other things, convertible securities, preferred stocks, warrants, bank borrowings and other fixed income securities.

Under normal market conditions, the Fund will have an average dollar-weighted portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and such ranges may change from time to time.

As stated above, the Fund will invest at least 80% of its net assets in lower rated fixed income securities. These securities are considered below investment grade and are commonly known as junk bonds. A lower rated fixed income security is a security that, at the time the Fund acquires the security, is not rated in one of the top four rating categories by either Moody’s Investors Service or Standard & Poor’s, or is an unrated security that the Fund’s Sub-Adviser, Babson Capital, determines to be of comparable quality. Thus, a lower rated fixed income security will be rated below Baa3 by Moody’s Investor’s Service or below BBB- by Standard & Poor’s, or will be an unrated security that Babson Capital determines to be of comparable quality.

Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering either trends or macro economic factors. Babson Capital prefers companies that possess one or more of the following characteristics: strong business position; ability to generate free cash flow to repay debt; favorable capital structure; high level of fixed assets; conservative accounting; and respected management or equity sponsor.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Convertible Securities Risk, Lower-Rated Fixed Income Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 10.95% for the quarter ended June 30, 2003 and the lowest was -3.21% for the quarter ended June 30, 2001.

–  22  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (9/05/00)
Class N(2)	1.45%	8.74%	7.91%
Lehman Brothers U.S. Corporate High Yield Index(3)	2.74%	8.85%	6.98%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class N expenses, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The Lehman Brothers U.S. Corporate High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included. The index includes both corporate and non-corporate sectors. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class N		1.45%	3.14%
Return After Taxes on Distributions – Class N	-	0.73%	0.93%
Return After Taxes on Distributions and Sale of Fund Shares – Class N		1.04%	1.44%
Lehman Brothers U.S. Corporate High Yield Index(3)		2.74%	4.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.45%
Total Annual Fund Operating Expenses(1)	1.45%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$251	$459	$792	$1,733

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$148	$459	$792	$1,733

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  23  –

MassMutual Premier Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, Babson Capital, about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 20% and no more than 40% of the Fund’s total assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s total assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s total assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 9.88% for the quarter ended June 30, 2003 and the lowest was -9.85% for the quarter ended September 30, 2002.

–  24  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N(2)	2.43%	1.27%	4.30%
S&P 500® Index(3)	4.91%	0.54%	9.07%
Lipper Balanced Fund Index(4)	5.19%	3.51%	7.57%
Lehman Brothers Aggregate Bond Index(5)	2.43%	5.87%	6.17%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge in the Average Annual Total Returns table.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4)	The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	2.43%	9.21%
Return After Taxes on Distributions – Class N	1.90%	8.72%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	1.73%	7.70%
S&P 500® Index(3)	4.91%	14.40%
Lipper Balanced Fund Index(4)	5.19%	11.24%
Lehman Brothers Aggregate Bond Index(5)	2.43%	3.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.50%
Total Annual Fund Operating Expenses	1.48%

Less Expense Reimbursement	(.01%	)
Net Fund Expenses(1)(2)	1.47%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$253	$467	$807	$1,765

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$150	$467	$807	$1,765

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  25  –

MassMutual Premier Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of different capitalization ranges. The Fund also can buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund will not invest more than 25% of its total assets in foreign securities.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI, selects securities one at a time. This is called a “bottom up approach.” OFI uses a fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI may consider selling a stock for one or more of the following reasons:

•	The stock price has reached its target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 15.26% for the quarter ended June 30, 2003 and the lowest was -17.89% for the quarter ended September 30, 1998.

–  26  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Ten Years
Class N(2)	-	0.03%	4.68%	8.30%
Russell 1000® Value Index(3)		7.05%	5.28%	10.94%
S&P 500® Index(4)		4.91%	0.54%	9.07%
S&P 500®/ Barra Large Cap Value Index(5)		6.33%	2.53%	9.44%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006.

(2)	Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class L shares, adjusted to reflect Class N expenses, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The Russell 1000® Value Index is an unmanaged index representative of stocks with greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased by investors.

(4)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5)	The S&P 500®/ Barra Large Cap Value Index is an unmanaged index of those common stocks that have the lowest price-to-book ratios comprising half of the aggregate market capitalization of the S&P 500 Index.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class N	-	0.03%	6.27%
Return After Taxes on Distributions – Class N	-	0.26%	6.00%
Return After Taxes on Distributions and Sale of Fund Shares – Class N		0.29%	5.34%
Russell 1000® Value Index(3)		7.05%	13.76%
S&P 500® Index(4)		4.91%	10.93%
S&P 500®/ Barra Large Cap Value Index(5)		6.33%	12.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.40%
Total Annual Fund Operating Expenses(1)	1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$246	$443	$766	$1,678

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$143	$443	$766	$1,678

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  27  –

MassMutual Premier Enhanced Index Value Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 16.37% for the quarter ended June 30, 2003 and the lowest was -18.37% for the quarter ended September 30, 2002.

–  28  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class N(2)	6.28%	5.04%	6.04%
Russell 1000® Value Index(3)	7.05%	5.28%	5.81%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class N expenses, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The Russell 1000® Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class N	6.28%	12.77%
Return After Taxes on Distributions – Class N	4.39%	10.93%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	5.20%	10.31%
Russell 1000® Value Index(3)	7.05%	13.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.47%
Total Annual Fund Operating Expenses	1.47%

Less Expense Reimbursement	(.07%)
Net Fund Expenses(1)(2)	1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$246	$458	$796	$1,749

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$143	$458	$796	$1,749

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  29  –

MassMutual Premier Enhanced Index Value Fund II

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000 Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are summarized beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the period shown above, the highest quarterly return for the Fund was 4.41% for the quarter ended September 30, 2005 and the lowest quarterly return was 0.55% for the quarter ended December 31, 2005.

–  30  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (10/15/04)
Return Before Taxes – Class N	6.31%	13.50%
Return After Taxes on Distributions – Class N	2.62%	10.13%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	6.62%	10.59%

Russell 1000® Value Index(2)	7.05%	15.18%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.41%
Total Annual Fund Operating Expenses	1.41%

Less Expense Reimbursement	(.01%)
Net Fund Expenses(1)(2)	1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$246	$446	$770	$1,688

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$143	$446	$770	$1,688

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  31  –

Babson Capital Prior Performance for All Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for a composite of all portfolios with investment objectives, policies and investment strategies similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

During the periods shown above, the highest quarterly return was 16.38% for the quarter ended June 30, 2003 and the lowest was -18.32% for the quarter ended September 30, 2002.

Babson Capital Average Annual

Total Returns for All Similar Accounts(1)

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (6/1/00)
Babson Composite Class N(1)	6.18%	5.58%	6.23%
Russell 1000® Value Index(2)	7.05%	5.28%	5.93%

(1)	Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions, adjusted to reflect the the fees and expenses of the Fund’s N share class, including sales loads. The bar chart is based on Class N expenses. Some of the portfolios are mutual funds (or portions thereof) registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2)	The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

–  32  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Enhanced Index Core Equity Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in the active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the S&P 500® Index, which is an unmanaged, broad-based index of common stocks frequently used as a general measure of stock market performance.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by Babson Capital. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. For more information, please see additional disclosure in the Fund’s Statement of Additional Information, which is incorporated by reference into this Prospectus.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 23.69% for the quarter ended December 31, 1998 and the lowest was -17.73% for the quarter ended December 31, 2000.

–  34  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Since Inception (8/26/96)
Class N(2)	3.78%	-	0.49%	7.18%
S&P 500® Index(3)	4.91%		0.54%	8.63%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund changed its investment objective, strategies and policies on December 18, 2000. The performance results shown above would not necessarily have been achieved had the Fund’s current objective, strategies and policies been in effect for the periods for which the performance results are presented.

(2)	Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted to reflect Class N expenses, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class N	3.78%	9.94%
Return After Taxes on Distributions – Class N	3.70%	9.81%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	2.57%	8.46%
S&P 500® Index(3)	4.91%	10.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.51%
Total Annual Fund Operating Expenses	1.51%

Less Expense Reimbursement	(.11%	)
Net Fund Expenses(1)(2)	1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$246	$467	$813	$1,790

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$143	$467	$813	$1,790

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  35  –

MassMutual Premier Main Street Fund

Investment Objective

The Fund seeks a high total return.

Principal Investment Strategies and Risks

The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI, uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•	Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of “bottom-up” models helps to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

•	Fundamental research: OFI uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI using the tools described above.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the period shown above, the highest quarterly return for the Fund was 3.94% for the quarter ended September 30, 2005 and the lowest quarterly return was -2.20% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class N	3.99%	3.98%
Return After Taxes on Distributions – Class N	3.90%	3.89%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	2.71%	3.38%
S&P 500® Index(2)	4.91%	4.75%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  36  –

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.40%
Total Annual Fund Operating Expenses	1.55%

Less Expense Reimbursement	(.02%)
Net Fund Expenses(1)(2)	1.53%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$259	$488	$843	$1,841

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$156	$488	$843	$1,841

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 21.98% for the quarter ended December 31, 1998 and the lowest was -16.70% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class N*	4.22%	0.58%	7.14%
S&P 500® Index^	4.91%	0.54%	9.07%

*Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The performance is of the Oppenheimer Main Street Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Fund.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  37  –

MassMutual Premier Capital Appreciation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of “growth companies.” These may be newer companies or established companies of any capitalization range that the Fund’s Sub-Adviser, OFI, believes may appreciate in value over the long term.

OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. OFI focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund’s portfolio among industries and market sectors. Currently, OFI looks for:

•	Companies with above-average growth potential,

•	Companies with increasing earnings momentum and a history of positive earnings growth,

•	Stocks with reasonable valuations relative to their growth potential,

•	Companies with the potential for positive earnings surprises, and

•	Growth rates that OFI believes are sustainable over time.

OFI may sell companies from the Fund that it believes no longer meet the above criteria. The Fund currently does not expect to have more than 35% of its net assets invested in foreign securities, although it has the ability to invest in them without limit.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the period shown above, the highest quarterly return for the Fund was 3.58% for the quarter ended December 31, 2005 and the lowest quarterly return was -2.90% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class N	3.20%	3.19%
Return After Taxes on Distributions – Class N	3.20%	3.19%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	2.08%	2.71%

S&P 500® Index(2)	4.91%	4.75%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  38  –

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.38%
Total Annual Fund Operating Expenses	1.53%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(1)(2)	1.46%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$252	$477	$828	$1,815

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$149	$477	$828	$1,815

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Capital Appreciation Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 28.87% for the quarter ended December 31, 1999 and the lowest was -20.00% for the quarter ended September 30, 2001.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
OFI Mutual Fund
Class N*	3.43%	-	1.83%	9.78%
S&P 500® Index^	4.91%		0.54%	9.07%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The performance is of the Oppenheimer Capital Appreciation Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Capital Appreciation Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Capital Appreciation Fund.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  39  –

MassMutual Premier Core Growth Fund

Investment Objective

This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, OFI, invests mainly in common stocks of “growth companies.” The Fund currently focuses on stocks of companies having a large or mid-size market capitalization, but this focus could change over time. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

OFI looks for stocks of companies with growth potential, and normally invests in between 60 and 80 companies, to focus the portfolio. Currently, OFI seeks to implement that investment approach by looking for:

•	Companies that have strong revenue growth

•	Companies with above-average earnings growth

•	Companies that we believe can sustain strong revenue and earnings growth

•	Companies that are well established as leaders in growth markets

•	Stocks with attractive valuations relative to their growth potential

OFI may sell companies from the Fund that it believes no longer meet the above criteria.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 17.63% for the quarter ended December 31, 1999 and the lowest was -19.86% for the quarter ended September 30, 2001.

–  40  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Since Inception (1/20/98)
Class N(2)	5.55%	-	4.38%	1.00%
S&P 500® Index(3)	4.91%		0.54%	4.92%
Russell 1000 Growth Index(4)	5.26%	-	3.58%	2.28%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006.

(2)	Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class N expenses, and to reflect any applicable sales charges in the Average Annual Total Returns table.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

(4)	The Russell 1000 Growth Index is an unmanaged index that contains stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class N	5.55%	8.38%
Return After Taxes on Distributions – Class N	5.55%	8.34%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	3.61%	7.13%
S&P 500® Index(3)	4.91%	10.93%
Russell 1000 Growth Index(4)	5.26%	11.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.47%
Total Annual Fund Operating Expenses	1.52%

Less Expense Reimbursement	(.02%)
Net Fund Expenses(1)(2)	1.50%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$256	$479	$827	$1,808

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$153	$479	$827	$1,808

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  41  –

MassMutual Premier Enhanced Index Growth Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Growth Index, which is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 14.06% for the quarter ended June 30, 2003 and the lowest was -20.78% for the quarter ended March 31, 2001.

–  42  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Since Inception (12/19/00)
Class N(2)	3.90%	-	4.09%	-	3.31%
Russell 1000® Growth Index(3)	5.26%	-	3.58%	-	4.31%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares, adjusted for to reflect Class N expenses, and to reflect any applicable sales charge in the Average Annual Total Returns table.

(3)	The Russell 1000® Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values that securities in the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class N	3.90%	9.75%
Return After Taxes on Distributions – Class N	3.90%	9.70%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	2.53%	8.30%
Russell 1000® Growth Index(3)	5.26%	11.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.46%
Total Annual Fund Operating Expenses	1.46%

Less Expense Reimbursement	(.06%	)
Net Fund Expenses(1)(2)	1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$246	$456	$792	$1,739

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$143	$456	$792	$1,739

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  43  –

MassMutual Premier Mid-Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in medium-sized companies.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by outperforming the Russell Mid Cap Value Index, while taking a low risk approach to mid cap investing. Under normal market conditions, the Fund will invest at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell Mid Cap Value Index. The range of capitalization of companies included in the Russell Mid Cap Value Index will fluctuate as market prices increase or decrease. The strategy emphasizes bottom-up stock selection. The Funds’ Sub-Adviser, Babson Capital, seeks to construct a diversified portfolio of profitable companies with near to medium term opportunities for improvement that trade at reasonable valuations relative to their peers and preferably below their intrinsic value.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 58.

Annual Performance

The Fund began operations December 1, 2005, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(2)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	1.59%
Total Annual Fund Operating Expenses	2.89%

Less Expense Reimbursement	(1.19%	)
Net Fund Expenses(2)(3)	1.70%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class N	$276	$784

For Class N Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$173	$784

–  44  –

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from fund assets.

Babson Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson Capital for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Mid-Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 16.92% for the quarter ended June 30, 2003 and the lowest was -10.10% for the quarter ended September 30, 2002.

Babson Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2004)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (1/2001)
Babson Composite
Class N*	7.84%	13.86%
Russell Mid Cap Value Index^	12.65%	12.21%

* Performance shown is a composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The portfolios are private accounts. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future performance of the Fund.

^ The Russell Mid Cap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  45  –

MassMutual Premier Small Capitalization Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest substantially all (but no less than 80%) of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000® Index. The range of capitalization of companies included in the Russell 2000® Index will fluctuate as market prices increase or decrease.

In selecting securities for investment, the Fund’s Sub-Adviser, Babson Capital, considers common stocks of those companies that satisfy the Fund’s market capitalization criteria, that are currently out of favor with investors, and whose current prices do not adequately reflect, in Babson Capital’s opinion, the ongoing business value of the underlying companies.

The Fund’s investment strategy focuses on bottom-up stock-picking using fundamental analysis, rather than market or economic forecasts. More specifically, the Fund invests in companies that Babson Capital believes possess one or more of the following characteristics: strong financials; proven products or services; dominant market share; sustainable competitive advantage; attractive valuation; potential for improving margins; and potential for accelerating earnings.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the periods shown above, the highest quarterly return was 18.13% for the quarter ended December 31, 2003 and the lowest was -18.08% for the quarter ended September 30, 2002.

–  46  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (12/19/00)
Class N(2)	-	4.63%	9.54%	10.11%
Russell 2000® Index(3)		4.55%	8.22%	9.11%
Russell 2000® Value Index(4)		4.71%	13.55%	14.83%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class N expenses, and to reflect any applicable sales charges in the Average Annual Total Returns table.

(3)	The Russell 2000® Index is a broad-based index that consists of the 2000 smallest securities in the Russell 3000® Index (which represents approximately 98% of the U.S. equity market capitalization), representing approximately 8% of the Russell 3000 total market capitalization. This Index is a commonly used measure of the stock performance of small and medium-size companies in the United States. The Index does not incur expenses and cannot be purchased directly by investors.

(4)	The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class N	-	4.63%	5.06%
Return After Taxes on Distributions – Class N	-	5.13%	4.59%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	-	2.33%	4.31%
Russell 2000® Index(3)		4.55%	14.39%
Russell 2000® Value Index(4)		4.71%	14.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.42%
Total Annual Fund Operating Expenses	1.62%

Less Expense Reimbursement	(.02%)
Net Fund Expenses(1)(2)	1.60%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$266	$510	$880	$1,917

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$163	$510	$880	$1,917

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  47  –

MassMutual Premier Small Company Opportunities Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund’s Sub-Adviser, Babson Capital, to be realistically valued.

Principal Investment Strategies and Risks

Normally, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000 Index. The range of capitalization of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease.

The Fund’s Sub-Adviser, Babson Capital, believes that there are persistent stock price inefficiencies in the market for stocks of smaller companies. As a result of limited coverage and ownership, smaller company stocks frequently trade at significant discounts from their intrinsic value. Babson Capital will seek to identify companies that are mispriced as compared with their expected earnings stream.

Although the Fund’s investment process emphasizes fundamental analysis, Babson Capital first uses computer screening and industry sources to narrow the Fund’s investment universe. Babson Capital screens these candidates by looking for further signs of quality and growth, such as revenue and earnings per share growth. Babson Capital then makes decisions using fundamental analysis on stocks that come through its initial screens, emphasizing an issuer’s historic financial performance, balance sheet strength, management capability, profitability and competitive position. Specifically, Babson Capital looks for the following characteristics: sustainable competitive advantage; strong management; long product cycles; pricing flexibility; smaller size as a competitive advantage; high sustained return on investment; above-average earnings per share growth; and attractive valuation. Out of this analysis, Babson Capital selects what it believes to be the best companies for the Fund’s portfolio.

The Fund may purchase stocks in initial public offerings (“IPOs”) and may sell such securities without regard to how long the Fund has held the securities. The market capitalizations of the companies whose securities the Fund purchases in IPOs may be outside the Fund’s market capitalization range stated above.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 22.00% for the quarter ended June 30, 2001 and the lowest was -19.88% for the quarter ended September 30, 2002.

–  48  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (7/20/98)
Class N(2)	-	1.62%	10.78%	11.28%
Russell 2000 Index(3)		4.55%	8.22%	6.54%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001. The performance results shown above would not necessarily have been achieved had the Fund’s current strategy been in effect for the periods for which performance results are presented.

(2)	Performance for Class N shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and to reflect any applicable sales charges in the Average Annual Total Returns table.

(3)	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class N	-	1.62%	7.78%
Return After Taxes on Distributions – Class N	-	2.94%	6.53%
Return After Taxes on Distributions and Sale of Fund Shares – Class N		0.49%	6.53%
Russell 2000 Index(3)		4.55%	14.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.42%
Total Annual Fund Operating Expenses	1.50%

Less Expense Reimbursement	(.01%	)
Net Fund Expenses(1)(2)	1.49%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$255	$473	$818	$1,787

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$152	$473	$818	$1,787

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  49  –

MassMutual Premier Global Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Fund’s Sub-Adviser, OFI, looks primarily for foreign and U.S. companies with high growth potential. OFI uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

OFI considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. OFI currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth-oriented companies worldwide,

•	Companies that stand to benefit from global growth trends,

•	Businesses with strong competitive positions and high demand for their products or services, and

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, OFI considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares

During the period shown above, the highest quarterly return for the Fund was 9.50% for the quarter ended September 30, 2005 and the lowest quarterly return was -3.40% for the quarter ended March 31, 2005.

–  50  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class N	12.16%	12.13%
Return After Taxes on Distributions – Class N	12.14%	12.10%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	7.94%	10.31%
MSCI World Index(2)	9.49%	9.43%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.49%
Total Annual Fund Operating Expenses	1.79%

Less Expense Reimbursement	(.27%	)
Net Fund Expenses(1)(2)	1.52%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$258	$538	$945	$2,080

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$155	$538	$945	$2,080

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  51  –

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Global Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 36.41% for the quarter ended December 31, 1999 and the lowest was -18.33% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class N*	12.55%	5.43%	13.16%
MSCI World Index^	9.49%	2.18%	7.04%

*Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The performance is of the Oppenheimer Global Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Global Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Global Fund.

^The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  52  –

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MassMutual Premier International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its net assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund’s Sub-Adviser, OFI, focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. OFI also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:

•	Capital Market Development;

•	Telecommunications/Media;

•	Efficiency Enhancing Technologies and Services;

•	Healthcare and Biotechnology;

•	Infrastructure Spending;

•	Emerging Consumer Markets;

•	Corporate Restructuring; and

•	Natural Resources.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 58.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Sales charges and taxes are not included in the calculation of return in this bar chart. If those charges and taxes were included, the returns would be lower than those shown.

Class N Shares(2)

During the periods shown above, the highest quarterly return was 39.25% for the quarter ended December 31, 1999 and the lowest was -29.55% for the quarter ended September 30, 2002.

–  54  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class N(2)	12.78%	0.70%	7.32%
MSCI EAFE(3)	13.54%	4.55%	5.84%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class N shares of the Fund for periods prior to its inception date (12/31/02) is based on the performance of Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge in the Average Annual Total Returns table.

(3)	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Since Inception (12/31/02)
Return Before Taxes – Class N	12.78%	25.68%
Return After Taxes on Distributions – Class N	12.71%	25.66%
Return After Taxes on Distributions and Sale of Fund Shares – Class N	8.43%	22.51%
MSCI EAFE(3)	13.54%	23.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses	.49%
Total Annual Fund Operating Expenses	1.84%

Less Expense Reimbursement	(.02%	)
Net Fund Expenses(1)(2)	1.82%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$288	$577	$994	$2,153

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$185	$577	$994	$2,153

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  55  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

The Fund will invest a minimum of 90% of its total assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund may invest up to 10% of its total assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•	Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its total assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 58.

Annual Performance

The Fund began operations December 1, 2005, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

–  56  –

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	2.60%
Total Annual Fund Operating Expenses	4.00%

Less Expense Reimbursement	(2.12%	)
Net Fund Expenses(2)(3)	1.88%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class N	$294	$1,027

For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$191	$1,027

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.39% for the quarter ended June 30, 2003 and the lowest was -19.21% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2004)

The table compares Baring’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (7/2000)
Baring Composite
Class N*	16.33%	4.61%	1.44%
MSCI EAFE^	13.54%	4.55%	2.32%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class N expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  57  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk – Money Market/Bond Funds

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Money Market Fund, the Short-Duration Bond Fund, the Inflation Protected, the Core Bond Fund, the Balanced Fund’s Core Bond Segment, the Diversified Bond Fund, the Strategic Income Fund and the High Yield Fund are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is defined on page 8 of the Prospectus and in the Statement of Additional Information. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Market Risk – Equity Funds

The Core Equity Segment of the Balanced Fund, the Value Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Core Growth Fund, the Enhanced Index Growth Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Small Company Opportunities Fund, the Global Fund, the International Equity Fund and the Focused International Fund are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

–  58  –

Fund, the Diversified Bond Fund, the Strategic Income Fund, the Core Bond Segment of the Balanced Fund and the High Yield Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. All the Funds are subject to management risk because those Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk. Accordingly, the Funds may be subject to liquidity risk.

•	Derivative Risk. All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated.

–  59  –

The Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. The Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Capital Appreciation Fund, the Small Company Opportunities Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund generally have the greatest exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Capital Apprciation Fund, the Core Growth Fund, the Enhanced Index Growth Fund, the Global Fund, the International Equity Fund and the Focused International Fund generally have the greatest exposure to this risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Value Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Mid-Cap Value Fund and the Small Capitalization Value Fund generally have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded.

–  60  –

All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. The High Yield Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so. In addition to the High Yield Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Balanced Fund’s Core Bond Segment generally have the greatest exposure to this risk.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which the High Yield Fund and Strategic Income Fund invest, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

These Funds may hold any portion of their assets in lower rated ( i.e., below investment grade) securities. Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

Since the Funds may invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default), the Funds may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. In addition to the High Yield Fund and Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Balanced Fund’s Core Bond Segment generally have the greatest exposure to this risk.

•.	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in higher capital gains taxes. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Risk	Money Market Fund	Short-Duration Bond Fund	Inflation Protected Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	High Yield Fund	Balanced Fund	Value Fund

Market Risk	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X

Prepayment Risk		X	X	X	X	X	X	X

Liquidity Risk			X	X	X	X	X	X	X

Derivative Risk		X	X	X	X	X	X	X	X

Foreign Investment Risk			X	X	X	X	X	X	X

Emerging Markets Risk				X	X	X	X	X	X

Currency Risk			X	X	X	X	X	X	X

Smaller Company Risk									X

Growth Company Risk

Value Company Risk									X

Leveraging Risk		X	X	X	X	X		X	X

Convertible Securities Risk		X		X	X		X	X	X

Lower-Rated Fixed Income Securities Risk		X		X	X	X	X	X

Preferred Stock Risk							X		X

Portfolio Turnover Risk							X		X

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Risk	Enhanced Index Value Fund	Enhanced Index Value Fund II	Enhanced Index Core Equity Fund	Main Street Fund	Capital Appreciation Fund	Core Growth Fund	Enhanced Index Growth Fund	Mid-Cap Value Fund	Small Capitalization Value Fund	Small Company Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk

Liquidity Risk	X	X	X		X		X	X	X	X	X	X	X

Derivative Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Foreign Investment Risk					X	X		X		X	X	X	X

Emerging Markets Risk											X	X

Currency Risk					X	X		X		X	X	X	X

Smaller Company Risk					X			X	X	X	X		X

Growth Company Risk					X	X	X			X	X		X

Value Company Risk	X	X						X	X

Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Convertible Securities Risk

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk	X	X	X			X	X	X		X			X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2005, MassMutual, together with its subsidiaries, had assets under management in excess of $390 billion.

MassMutual will be paid an investment management fee based on a percentage of each Fund’s average daily net assets as follows: .35% for the Money Market Fund, .40% for the Short-Duration Bond Fund, .48% for the Inflation-Protected Bond Fund, .48% for the Core Bond Fund, .50% for the Diversified Bond Fund, .55% for the Strategic Income Fund, .50% for the High Yield Fund, .48% for the Balanced Fund, .50% for the Value Fund, .50% for the Enhanced Index Value Fund, .50% for the Enhanced Index Value Fund II, .50% for the Enhanced Index Core Equity Fund, .65% for the Main Street Fund, .65% for the Capital Appreciation Fund, .55% for the Core Growth Fund, .50% for the Enhanced Index Growth Fund, .80% for the Mid-Cap Value Fund, .70% for the Small Capitalization Value Fund, .58% for the Small Company Opportunities Fund, .80% for the Global Fund, .85% for the International Equity Fund and .90% for the Focused International Fund.

A discussion regarding the basis for the board of trustees approving any investment advisory contract of the Funds is available in either the Funds’ semi-annual report to shareholders dated April 30, 2005 or will be available in the Funds’ semi-annual report to shareholders dated April 30, 2006 or the Funds’ annual report to shareholders dated October 31, 2006.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee range for Class N shares of the Funds is .2644% to .4568%.

MassMutual Contracts with the following Sub-Advisers to help manage the Funds:

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Enhanced Index Value Fund, Enhanced Index Value Fund II, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund, Mid-Cap Value Fund, Small Capitalization Value Fund and Small Company Opportunities Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of December 31, 2005 of more than $92 billion.

William M. Awad III

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Awad is a Chartered Financial Analyst with over 17 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Awad worked as an auditor at State Street Bank & Trust and later served as assistant portfolio manager at Neworld Bank, as senior mortgage strategist at Scudder, Stevens & Clark and as portfolio manager at Fleet Investment Advisors.

Chris C. Cao

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II and the Enhanced Index Core Equity Segment of the Balanced Fund with Michael Farrell. Mr. Cao, a Chartered Financial Analyst, has over six years of investment experience. Mr. Cao joined Babson Capital in 2001. Prior to that

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time, Mr. Cao had worked for Aeltus Investment Management and more recently at INVESCO. Mr. Cao and Mr. Farrell are assisted by a team of Babson Capital professionals.

Christopher M. Crooks

is a portfolio manager of the Small Company Opportunities Fund. Mr. Crooks, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 12 years of investment experience. Prior to joining Babson Capital in 2003, Mr. Crooks was a Managing Director at Commerce Capital Markets where he worked as an analyst.

Ronald Desautels

shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Nagle. Mr. Desautels has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson Capital, is a Chartered Financial Analyst with 29 years of investment experience and has been associated with MassMutual since 1985.

Steven A. Dray

is a portfolio manager of the Small Company Opportunities Fund. Mr. Dray, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over ten years of investment experience. Prior to joining Babson Capital in 2001, he was with Strong Capital Management for five years where he worked as an analyst and then as an associate portfolio manager.

Michael Farrell

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II and the Enhanced Index Core Equity Segment of the Balanced Fund with Mr. Cao. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson Capital, has 18 years of investment experience. Mr. Farrell joined Babson Capital in April, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992.

Jill Fields

is principally responsible for the day-to-day management of the High Yield Fund and the high yield segment of the Diversified Bond Fund. Ms. Fields, a Managing Director of Babson Capital, joined Babson Capital in 2000. Prior to that time, Ms. Fields had worked for ITT Hartford Insurance Companies as the Director of Corporate Bond Research and more recently at MassMutual as an investment professional.

Daniel J. Goldfarb

is a portfolio manager of the Small Company Opportunities Fund. Mr. Goldfarb, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 19 years of investment experience. Prior to joining Babson Capital in 1995, he served as a research analyst with Wilmington Trust.

Marilyn Mendel Han

is a co-portfolio manager of the Small Capitalization Value Fund, along with Mr. James and Ms. Prasad. Ms. Mendel Han, a Managing Director of Babson Capital, has over 19 years of industry experience. Prior to joining Babson Capital in 1994, she served as an investment banker at Bear Stearns, a sales and trading associate at Chemical Bank, and a financial planning analyst at Morgan Stanley.

Lance F. James

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Mendel Han and Ms. Prasad, and of the Mid-Cap Value Fund, along with Mr. Kylander. Mr. James, a Managing Director at Babson Capital, is the head of the firm’s Small/Mid Cap Value Team that provides research and portfolio management for the Fund. Mr. James has over 24 years of investment experience. Prior to joining Babson Capital in 1986, he spent time at Rockwell International Corporation, EBF Associates of Boston and later at Hewitt Associates.

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Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, and the Money Market Segment of the Balanced Fund and is head of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, and the Core Bond Segment of the Balanced Fund. Ms. Kibbe, a Managing Director of Babson Capital, has over 30 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for Babson Capital.

Stephen E. Kylander

is a co-portfolio manager of the Mid-Cap Value Fund, along with Mr. James. Mr. Kylander, a Managing Director at Babson Capital, has over 17 years of industry experience. Prior to joining Babson Capital in 1999, Mr. Kylander spent time at The Yarmouth Group, LEK Consulting Group and The First Boston Corporation.

Stephen F. Libera

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Libera, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 31 years of investment experience. Prior to joining Babson Capital in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

David L. Nagle

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Nagle shares principle responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Desautels. Mr. Nagle, a Chartered Financial Analyst, has more than 20 years of investment experience with Babson Capital.

Mitali Prasad

is a co-portfolio manager of the Small Capitalization Value Fund, along with Mr. James and Ms. Mendel Han. Ms. Prasad, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over 12 years of industry experience. She joined Babson Capital in 1994.

Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of December 31, 2005 the BAM Group managed US$34.79 billion on behalf of clients located around the world. Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group - a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working just with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

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OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281, manages the investments of the Strategic Income Fund, Value Fund, Main Street Fund, Capital Appreciation Fund, Core Growth Fund, Global Fund and International Equity Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2005, OFI managed assets of approximately $204 billion.

Marc L. Baylin

is a co-portfolio manager of the Capital Appreciation Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI. Prior to joining OFI in September 2005, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

Rajeev Bhaman

is the portfolio manager of the Global Fund. Mr. Bhaman, a Chartered Financial Analyst, has been a Vice President of OFI since 1996. Prior to joining the Global Equity Investment team at OFI in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

George R. Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Senior Vice President and Portfolio Manager of OFI and has been with OFI since 1990. Prior to joining OFI in 1990, he was a Securities Analyst and Portfolio Manager at Brown Brothers Harriman & Company.

Christopher Leavy

is the portfolio manager of the Value Fund. Mr. Leavy is a Senior Vice President of OFI. Prior to joining OFI in 2000, Mr. Leavy was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

Nikolaos D. Monoyios

is a co-portfolio manager of the Main Street Fund. Mr. Monoyios is a Senior Vice President of OFI . Prior to joining OFI in 1998, Mr. Monoyios was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company for over 17 years.

David Poiesz

is the portfolio manager of the Core Growth Fund. Mr. Poiesz has been a Senior Vice President and Director of Growth Equities of OFI since June 2004. Prior to joining OFI, Mr. Poiesz was Senior Portfolio Manager at Merrill Lynch from October 2002 to May 2004, founding partner of RiverRock Capital LLC, a hedge fund product, from April 1999 to July 2001 and portfolio manager at Jennison Associates from November 1992 to March 1999.

Marc R. Reinganum

is a portfolio manager of the Main Street Fund. Dr. Reinganum is a Vice President of OFI. Prior to joining OFI in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

Arthur P. Steinmetz

is the portfolio manager of the Strategic Income Fund. Mr. Steinmetz is a Senior Vice President of OFI. Prior to joining OFI in 1986, Mr. Steinmetz was an Analyst with PaineWebber where his responsibilities dealt with derivative securities.

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William L. Wilby

is a Senior Vice President of OFI, and is a co-portfolio manager of the Capital Appreciation Fund. Dr. Wilby, a Chartered Financial Analyst with over 23 years of asset management experience, has been with OFI since 1991. Before joining OFI in 1991, Mr. Wilby was an International Investment Strategist at Brown Brothers Harriman & Co. Prior to Brown Brothers, he was a Managing Director and Portfolio Manager at AIG Global Investors. He joined AIG from Northern Trust Bank in Chicago, where he was an International Pension Manager. Before beginning his Portfolio Management career, Mr. Wilby was an International Financial Economist at Northern Trust Bank and at the Federal Reserve Bank in Chicago.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, the shareholders of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the Balanced Fund, the Enhanced Index Value Fund II, the Main Street Fund, the Capital Appreciation Fund, the Mid-Cap Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund have previously approved this arrangement.

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About the Classes of Shares

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class N shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class N shares of the Funds may also be purchased by the following Eligible Purchasers:

Class N Shares

Eligible Purchasers.  Class N shares may be purchased by:

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans;

•	Individual retirement accounts described in Code Section 408; and

•	Other institutional investors, nonqualified deferred compensation plans and voluntary employees’ beneficiary associations described in Code Section 501(c)(9).

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class N shares. There is no minimum plan or institutional investor size to purchase Class N shares.

Class N shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Distribution and Service (Rule 12b-1) Fees.  Class N shares are sold at net asset value per share without an initial sales charge. Therefore, for Class N shares, 100% of your money is invested in the Fund or Funds of your choice. The Funds have adopted Rule 12b-1 Plans for Class N shares of the Funds.

Under the Class N Plans, each Fund pays the Distributor an annual distribution fee of .25%. Each Fund also pays .25% in services fees to MassMutual each year under the Plans. MassMutual will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing personal services to Class N shareholders and/or maintaining Class N shareholder accounts and for related expenses. MassMutual may pay the .25% service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis. The Distributor will be entitled to retain a portion of the fees generated by an account, or may

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reallow the full amount to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class N shares and for related expenses.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class N shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class N shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class N shares, including any advance of 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price. In addition, MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class N shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class N shares will be based on criteria established by MassMutual. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class N shares is described above under “Distribution and Service (Rule 12b-1) Fees”. Where Class N shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class N shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that result in the sale of certain of MassMutual’s variable annuity contracts. The Funds are underlying investment options for these contracts.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans that own MassMutual’s variable annuity contracts;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•	Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms for the sale of its variable annuity contracts or with other marketing or administrative services with respect to these contracts; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Global Fund, International Equity Fund or Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into the Global Fund, International Equity Fund or Focused International Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

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The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders – For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will place trades by telephone or in writing directly with Investors Bank & Trust Company (“IBT”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to IBT. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone are able to do so through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to IBT. Transaction orders placed in writing should be addressed to Investors Bank & Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•	A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•	The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•	The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to IBT.

Contingent Deferred Sales Charges

If Class N shares are redeemed within a holding period of 18 months from the date of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the transfer agent, MassMutual or another intermediary of your eligibility for the waiver when you place your redemption request). The Class N contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Class N shares.

All contingent deferred sales charges will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

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•	the amount of your account value represented by an increase in net asset value over the initial purchase price,

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described below.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

Waivers of Class N Contingent Deferred Sales Charges

The Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.	Waivers for Redemptions in Certain Cases.

The Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•	Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•	Redemptions of Class N shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

B.	Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class N shares sold or issued in the following cases:

•	Shares sold to MassMutual or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, MassMutual and its affiliates.

Determining Net Asset Value

The Trust calculates the Net Asset Value (“NAV”) of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities

[1]	The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

–  73  –

attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning on or before December 31, 2008. Distributions are taxable to a shareholder even

–  74  –

though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the Global Fund, the International Equity Fund and the Focused International Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the Global Fund, the International Equity Fund and the Focused International Fund however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 signed by President Bush on October 22, 2004, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund is no longer required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses that the Fund properly designates nor with respect to distributions of U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person. This provision first applies to a Fund in its taxable year beginning November 1, 2005.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

–  75  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). The Mid-Cap Value Fund and Focused International Fund each commenced operations December 1, 2005 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

SHORT-DURATION BOND FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.47	$10.25		$10.30		$10.31

Income (loss) from investment operations:
Net investment income (loss)	0.24 ***	0.25	***	0.31	***	(0.00	)***†
Net realized and unrealized loss on investments	(0.19)	(0.03)		(0.00	)†	(0.01)

Total income (loss) from investment operations	0.05	0.22		0.31		(0.01)

Less distributions to shareholders:
From net investment income	(0.33)	-		(0.36)		-
From net realized gains	(0.03)	-		-		-

Total distributions	(0.36)	-		(0.36)		-

Net asset value, end of period	$10.16	$10.47		$10.25		$10.30

Total Return(a)	0.62% (b)	2.15%	(b)**	2.98%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$103	$106		$104		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.29%	1.29%	*	1.29%		-	‡
After expense waiver#	1.22%	1.25%	*	N/A		N/A
Net investment income to average daily net assets	2.39%	2.92%	*	2.92%		-	‡
Portfolio turnover rate	114%	78%	**	41%		19%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.
+	For the period from January 1,2004 through October 31, 2004.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charges and would be lower for the periods presented if they reflected these charges.

–  76  –

INFLATION-PROTECTED BOND FUND

	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.61	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.48 ***	0.22	***	-
Net realized and unrealized gain (loss) on investments	(0.31)	0.39		-

Total income from investment operations	0.17	0.61		0.00

Less distributions to shareholders:
From net investment income	(0.22)	-		-
From net realized gains	(0.01)	-		-

Total distributions	(0.23)	-		-

Net asset value, end of period	$10.55	$10.61		$10.00

Total Return(a)	1.60% (b)	6.10%	**(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$113	$107		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%	1.41%	*	-	‡
After expense waiver#	N/A	1.38%	*	N/A	‡
Net investment income to average daily net assets	4.49%	2.62%	*	0.00%	‡
Portfolio turnover rate	7%	4%	**	N/A

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2003.
††	For the period from January 1, 2004 through October 31, 2004.
‡	Amounts are de minimis due to short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended December 31, 2003 and the period ended October 31, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge for Class N and would be lower for the periods presented if it reflected these charges.

–  77  –

CORE BOND FUND

	Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Period ended 12/31/02+
Net asset value, beginning of period	$10.79		$10.84		$11.15	$11.16

Income (loss) from investment operations:
Net investment income (loss)	0.36	***	0.29	***	0.34 ***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(0.33)		0.08		0.16	(0.01)

Total income (loss) from investment operations	0.03		0.37		0.50	(0.01)

Less distributions to shareholders:
From net investment income	(0.06)		(0.32)		(0.66)	-
From net realized gains	-		(0.10)		(0.15)	-

Total distributions	-		(0.42)		(0.81)	-

Net asset value, end of period	$10.76		$10.79		$10.84	$11.15

Total Return(a)	0.30%	(b)	3.45%	**(b)	4.51% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,367		$1,107		$1,215	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.36%		1.34%	*	1.36%	-	‡
After expense waiver#	1.28%		1.30%	*	N/A	N/A
Net investment income to average daily net assets	3.30%		3.13%	*	2.94%	-	‡
Portfolio turnover rate	219%		178%	**	146%	187%

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss is less than $0.01 per share.
+	Class N commenced operations on December 31, 2002.
++	For the period January 1, 2004 through October 31, 2004.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

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DIVERSIFIED BOND FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Period ended 12/31/02++
Net asset value, beginning of period	$10.96	$10.55		$10.02	$10.03

Income (loss) from investment operations:
Net investment income	0.36 ***	0.30	***	0.40 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.30)	0.11		0.37	(0.01)

Total income (loss) from investment operations	0.06	0.41		0.77	(0.01)

Less distributions to shareholders:
From net investment income	(0.32)	-		(0.21)	-
From net realized gains	(0.05)	-		(0.03)	-

Total distributions	(0.37)	-		(0.24)	-

Net asset value, end of period	$10.65	$10.96		$10.55	$10.02

Total Return(a)	0.56% (b)	3.89%	**(b)	7.65% (b)	-	‡
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,245	$128		$111	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.45%	1.41%	*	1.44%	-	‡
After expense waiver#	1.29%	1.32%	*	N/A	N/A
Net investment income to average daily net assets	3.33%	3.34%	*	3.86%	-	‡
Portfolio turnover rate	137%	84%	**	105%	76%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income is less than $0.01 per share.
+	For the period January 1, 2004 through October 31, 2004.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended October 31, 2004 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

–  79  –

STRATEGIC INCOME FUND

	Period ended 10/31/05†
Net asset value, beginning of year	$10.00

Income (loss) from investment operations:
Net investment income	0.31	***
Net realized and unrealized loss on investments	(0.30)

Total income from investment operations	0.01

Net asset value, end of year	$10.01

Total Return(a)	0.10%	**(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.52%	*
After expense waiver#	1.38%	*
Net investment income to average daily net assets	3.67%	*
Portfolio turnover rate	159%	**

*	Annualized.
**	Percentage represents the results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these charges.

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HIGH YIELD FUND

	Year ended 10/31/05†
Net asset value, beginning of period	$10.39

Income (loss) from investment operations:
Net investment income	0.70	*
Net realized and unrealized loss on investments	(0.36)

Total income from investment operations	0.34

Less distributions to shareholders:
From net investment income	(0.11)

Net asset value, end of period	$10.62

Total Return(a)	3.25%	(b)

Net assets, end of period (000’s)	$109
Ratio of expenses to average daily net assets:
Before expense waiver	1.45%
After expense waiver#	1.45%
Net investment income to average daily net assets	6.60%
Portfolio turnover rate	59%

*	Per share amount calculated on the average shares method.
†	Class N commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

–  81  –

BALANCED FUND

	Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$9.00		$8.77		$7.63		$7.63

Income (loss) from investment operations:
Net investment income (loss)	0.15	***	0.08	***	0.12	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.34		0.15		1.19		(0.00	)†

Total income (loss) from investment operations	0.49		0.23		1.31		(0.00)

Less distributions to shareholders:
From net investment income	(0.12)		-		(0.17)		-

Net asset value, end of period	$9.37		$9.00		$8.77		$7.63

Total Return(a)	5.49%	(b)	2.62%	**(b)	17.22%	(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$416		$544		$523		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.48%		1.49%	*	1.47%		-	‡
After expense waiver#	1.47%		N/A		N/A		N/A
Net investment income to average daily net assets	1.60%		1.13%	*	1.38%		-	‡
Portfolio turnover rate	139%		104%	**	95%		94%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.
+	For the period from January 1, 2004 through October 31, 2004.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

–  82  –

VALUE FUND

	Year ended 10/31/05†
Net asset value, beginning of year	$15.87

Income (loss) from investment operations:
Net investment income	0.19	*
Net realized and unrealized gain on investments	0.79

Total income from investment operations	0.98

Less distributions to shareholders:
From net investment income	(0.07)

Net asset value, end of year	$16.78

Total Return(a)	6.18%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$182
Net expenses to average daily net assets	1.40%
Net investment income to average daily net assets	1.13%
Portfolio turnover rate	53%

*	Per share amount calculated on the average shares method.
†	Class N commenced operations on November 1, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

–  83  –

ENHANCED INDEX VALUE FUND

Year ended 10/31/05†
Net asset value, beginning of period	$10.96

Income (loss) from investment operations:
Net investment income	0.15 *
Net realized and unrealized gain on investments	1.15

Total income from investment operations	1.30

Less distributions to shareholders:
From net investment income	(0.04)
From net realized gains	(0.06)

Total distributions	(0.10)

Net asset value, end of period	$12.16

Total Return(a)	11.96% (b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$111
Ratio of expenses to average daily net assets:
Before expense waiver	1.47%
After expense waiver#	1.40%
Net investment income to average daily net assets	1.27%
Portfolio turnover rate	150%

*	Per share amount calculated on the average shares method.
†	Class N commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

–  84  –

ENHANCED INDEX VALUE FUND II

	Year ended 10/31/05	Period ended 10/31/04+
Net asset value, beginning of year	$10.13	$10.00

Income (loss) from investment operations:
Net investment income	0.14 ***	0.00	†
Net realized and unrealized gain on investments	1.07	0.13

Total income from investment operations	1.21	0.13

Less distributions to shareholders:
From net investment income	(0.04)	-
From net realized gains	(0.04)	-

Total distributions	(0.08)	-

Net asset value, end of year	$11.26	$10.13

Total Return(a)	11.97% (b)	1.30%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$191	$192
Ratio of expenses to average daily net assets:
Before expense waiver	1.41%	1.66%	*
After expense waiver#	1.40%	1.40%	*
Net investment income to average daily net assets	1.25%	0.74%	*
Portfolio turnover rate	120%	6%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income was less than $0.01.
+	For the period October 15, 2004 (commencement of operations) through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these changes.

–  85  –

ENHANCED INDEX CORE EQUITY FUND

	Year ended 10/31/05†
Net asset value, beginning of period	$9.95

Income (loss) from investment operations:
Net investment income	0.08	*
Net realized and unrealized gain on investments	0.78

Total income from investment operations	0.86

Less distributions to shareholders:
From net investment income	(0.04)

Net asset value, end of period	$10.77

Total Return(a)	8.66%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.51%
After expense waiver#	1.40%
Net investment income to average daily net assets	0.75%
Portfolio turnover rate	154%

*	Per share amount calculated on the average shares method.
†	Class N commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

–  86  –

MAIN STREET FUND

	Period ended 10/31/05†
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.03	***
Net realized and unrealized gain on investments	0.08

Total income from investment operations	0.11

Net asset value, end of period	$10.11

Total Return(a)	1.20%	**(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.55%	*
After expense waiver#	1.53%	*
Net investment income to average daily net assets	0.31%	*
Portfolio turnover rate	78%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these charges.

–  87  –

CAPITAL APPRECIATION FUND

	Period ended 10/31/05+
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	(0.02	)***
Net realized and unrealized gain on investments	0.05

Total income from investment operations	0.03

Net asset value, end of period	$10.03

Total Return(a)	0.30%	**(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$426
Ratio of expenses to average daily net assets:
Before expense waiver	1.53%	*
After expense waiver#	1.46%	*
Net investment income to average daily net assets	(0.29	)% *
Portfolio turnover rate	59%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

–  88  –

CORE GROWTH FUND

	Period ended 10/31/05+
Net asset value, beginning of year	$8.39

Income (loss) from investment operations:
Net investment income	0.01	*
Net realized and unrealized gain on investments	0.67

Total income from investment operations	0.68

Less distributions to shareholders:
From net investment income	(0.03)

Net asset value, end of year	$9.04

Total Return(a)	8.10%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.52%
After expense waiver#	1.50%
Net investment income to average daily net assets	0.15%
Portfolio turnover rate	35%

*	Per share amount calculated on the average shares method.
+	Class N commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

–  89  –

ENHANCED INDEX GROWTH FUND

	Year ended 10/31/05†
Net asset value, beginning of period	$7.65

Income (loss) from investment operations:
Net investment income	0.01	*
Net realized and unrealized gain on investments	0.59

Total income from investment operations	0.60

Less distributions to shareholders:
From net investment income	(0.03)

Net asset value, end of period	$8.22

Total Return(a)	7.88%	(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.46%
After expense waiver#	1.40%
Net investment income to average daily net assets	0.14%
Portfolio turnover rate	127%

*	Per share amount calculated on the average shares method.
†	Class N commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes contingent deferred sales charges and would be lower for the period presented if it reflected these charges.

–  90  –

SMALL CAPITALIZATION VALUE FUND

	Year ended 10/31/05†
Net asset value, beginning of year	$13.95

Income (loss) from investment operations:
Net investment loss	(0.12	)*
Net realized and unrealized gain on investments	0.84

Total income from investment operations	0.72

Net asset value, end of year	$14.67

Total Return(a)	5.16%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$106
Ratio of expenses to average daily net assets:
Before expense waiver	1.62%
After expense waiver#	1.60%
Net investment loss to average daily net assets	(0.82)%
Portfolio turnover rate	32%

*	Per share amount calculated on the average shares method.
†	Class N commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

–  91  –

SMALL COMPANY OPPORTUNITIES FUND

	Year ended 10/31/05+
Net asset value, beginning of year	$15.79

Income (loss) from investment operations:
Net investment loss	(0.11	)*
Net realized and unrealized gain on investments	1.11

Total income from investment operations	1.00

Less distributions to shareholders:
From net realized gains	(0.00	)†

Net asset value, end of year	$16.79

Total Return(a)	6.36%	(b)
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$140
Ratio of expenses to average daily net assets:
Before expense waiver	1.50%
After expense waiver#	1.49%
Net investment loss to average daily net assets	(0.63)%
Portfolio turnover rate	45%

*	Per share amount calculated on the average shares method.
†	Distributions from net realized gains and tax return of capital are less than $0.01 per share.
+	Class N commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

–  92  –

GLOBAL FUND

	Period ended 10/31/05†
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.02	***
Net realized and unrealized gain on investments	0.54

Total income from investment operations	0.56

Net asset value, end of period	$10.56

Total Return(a)	5.60%	**(b)
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$291
Ratio of expenses to average daily net assets:
Before expense waiver	1.79%	*
After expense waiver#	1.52%	*
Net investment income to average daily net assets	0.27%	*
Portfolio turnover rate	25%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Total Return excludes a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

–  93  –

INTERNATIONAL EQUITY FUND

	Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$9.58		$9.42		$6.30		$6.26

Income (loss) from investment operations:
Net investment loss	(0.00	)***†	(0.00	)***†	(0.01	)***	(0.00	)***†
Net realized and unrealized gain on investments	1.92		0.20		3.13		0.04

Total income from investment operations	1.92		0.20		3.12		0.04

Less distributions to shareholders:
From net investment income	-		(0.04)		(0.00	)†	-

Net asset value, end of period	$11.50		$9.58		$9.42		$6.30

Total Return(a)	20.04%	(c)	2.22%	**(c)	49.44%	(c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$186		$155		$152		$102
Ratio of expenses to average daily net assets:
Before expense waiver	1.84%		1.83%	*	1.82%		-	‡
After expense waiver#	1.82%	(b)	1.82%	*(b)	1.81%	(b)	-	‡
Net investment loss to average daily net assets	(0.01)%		(0.02	)% *	(0.16)%		-	‡
Portfolio turnover rate	26%		32%	**	70%		40%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment loss and distributions from net investment income are less than $0.01 per share.
††	Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
+	For the period from January 1, 2004 through October 31, 2004.
++	Class N commenced operations on December 31, 2002.
‡	Amounts are de minimis due to the short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.
(c)	Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

–  94  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Fund’s fundamental investment restrictions can be found in the Fund’s Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of

–  95  –

commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, the Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High Yield Fund and the Balanced Fund’s Core Bond Segment can buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs. The aggregate value of the securities underlying the options written by a Fund may not exceed 25% of the Fund’s total assets.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

–  96  –

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the High Yield Fund, the Balanced Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Enhanced Index Growth Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund may also enter into futures contracts, including foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital

–  97  –

loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Industry Concentration

A Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(1)	There is no limitation for U.S. Government Securities.

(2)	In the case of the Money Market Fund, there is no industry concentration limitation for certificates of deposit and bankers’ acceptances issued by domestic banks.

Zero-Coupon and “Stripped” Securities

The Strategic Income Fund can buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies. The Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price. In addition to the Strategic Income Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High Yield Fund and the Balanced Fund’s Core Bond Segment can also invest in these securities.

Participation Interests in Loans

These securities represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. They are subject to the risk of default by the borrower as well as credit risks of the servicing agent of the participation interest, which can cause the Strategic Income Fund to lose money on its investment. The Fund can also buy interests in trusts and other entities

–  98  –

that hold loan obligations. In that case the Fund will be subject to the trust’s credit risks. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. The Diversified Bond Fund and the High Yield Fund may also invest in these securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The

–  99  –

degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives or policies through a revised prospectus or other written communication.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

–  100  –

MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI at http://www.massmutual.com/retire. From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

Filed pursuant to Rule 497(c)

File No. 33-82366

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class Y shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Premier Money Market Fund	Babson Capital Management LLC

Fixed Income
MassMutual Premier Short-Duration Bond Fund	Babson Capital Management LLC
MassMutual Premier Inflation-Protected Bond Fund	Babson Capital Management LLC
MassMutual Premier Core Bond Fund	Babson Capital Management LLC
MassMutual Premier Diversified Bond Fund	Babson Capital Management LLC
MassMutual Premier Strategic Income Fund	Babson Capital Management LLC
MassMutual Premier High Yield Fund	Babson Capital Management LLC

Asset Allocation
MassMutual Premier Balanced Fund	Babson Capital Management LLC

Large Cap Value
MassMutual Premier Value Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Value Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Value Fund II	Babson Capital Management LLC

Large Cap Core
MassMutual Premier Enhanced Index Core Equity Fund	Babson Capital Management LLC
MassMutual Premier Main Street Fund	OppenheimerFunds, Inc.

Large Cap Growth
MassMutual Premier Capital Appreciation Fund	OppenheimerFunds, Inc.
MassMutual Premier Core Growth Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Growth Fund	Babson Capital Management LLC

Mid/Small Cap Value
MassMutual Premier Mid-Cap Value Fund	Babson Capital Management LLC
MassMutual Premier Small Capitalization Value Fund	Babson Capital Management LLC

Mid/Small Cap Core
MassMutual Premier Small Company Opportunities Fund	Babson Capital Management LLC

International
MassMutual Premier Global Fund	OppenheimerFunds, Inc.
MassMutual Premier International Equity Fund	OppenheimerFunds, Inc.
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

March 1, 2006

–  1  –

–  2  –

Summary Information

MassMutual Premier Funds (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 54.

•	Investment return over the past ten years, or since inception if less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of the corresponding series of MassMutual Select Funds. In addition, where indicated, average annual total returns for all classes are based on the performance of the indicated class of shares of a Fund, adjusted for class specific expenses, for periods prior to the inception of such classes.

Performance information provided for some of the Funds is based on either a composite of all portfolios managed by the Fund’s sub-adviser, or on a mutual fund managed by the Fund’s sub-adviser, with investment objectives, policies and investment strategies substantially similar to those of the Funds and without material client-imposed restrictions, and is provided solely to illustrate the sub-adviser’s performance in managing such a portfolio. In such cases, the performance provided does not show the particular Fund’s performance. For the composites, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The performance provided reflects the sub-adviser’s composite or mutual fund performance, adjusted for estimated expenses of each class of the relevant Fund. The investment returns assume the reinvestment of dividends and capital gains distributions. The performance provided does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composites of portfolios were not subject to all of the investment restrictions to which the Funds will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended. No assurance can be given that the Funds’ performance would not have been lower had it been in operation during the periods for which composite or mutual fund performance is provided. The Funds’ performance may have differed due to factors such as differences in cash flows into and out of the Funds, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the sub-advisers is not indicative of future rates of return and is no indication of future performance of the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

–  3  –

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows a Fund’s “Net Fund Expenses.” These costs are deducted from a Fund’s assets, which means you pay them indirectly.

Other Information.

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund) and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including these Funds and certain affiliates of these Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that these Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to set aside each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

While these Funds believe that they have valid defenses to all claims raised by Enron, these Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to these Funds, or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

–  4  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Money Market Fund

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest, at the time of purchase, at least 95% of its net assets in Tier 1 securities and no more than 5% of its net assets in Tier 2 securities. In certain circumstances, unrated securities may qualify as Tier 1 or Tier 2 securities if the Fund’s Sub-Adviser, Babson Capital Management LLC, (“Babson Capital”) determines that such securities are of comparable quality to Tier 1 or Tier 2 securities.

The principal risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 1.62% for the quarter ended December 31, 2000 and the lowest was 0.11% for the quarters ended December 31, 2003, March 31, 2004 and June 30, 2004.

–  6  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y(2)	2.67%	1.87%	3.59%
Salomon Smith Barney 3-Month Treasury Bill Index(3)	3.00%	2.21%	3.72%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class Y shares of the Fund for periods prior to its inception date (1/1/98) is based on the performance of Class S shares, adjusted to reflect Class Y expenses.

(3)	91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States Government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2005 was 3.75%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses	.55%

Less Expense Reimbursement	–
Net Fund Expenses(1)(2)	.55%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$56	$176	$307	$689

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  7  –

MassMutual Premier Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is intended to be three years or less. The Fund’s Sub-Adviser, Babson Capital, may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When Babson Capital believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three-year range are made by reinvesting cash flows and by selective trading.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 3.59% for the quarter ended September 31, 2002 and the lowest was -1.81% for the quarter ended June 30, 2004.

–  8  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y(2)	1.92%	4.42%	4.96%
Lehman Brothers 1-3 Year Government Bond Index(3)	1.73%	3.82%	4.88%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class Y shares of the Fund for periods prior to its inception date (1/1/98) is based on the performance of Class S shares, adjusted to reflect Class Y expenses.

(3)	The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class Y	1.92%	4.42%	4.70%
Return After Taxes on Distributions – Class Y	0.49%	2.76%	2.78%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	1.25%	2.79%	2.84%
Lehman Brothers 1-3 Year Government Bond Index(3)	1.73%	3.82%	4.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.19%
Total Annual Fund Operating Expenses	.59%

Less Expense Reimbursement	–
Net Fund Expenses(1)(2)	.59%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$60	$189	$329	$737

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  9  –

MassMutual Premier Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its net assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, Babson Capital, believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 15% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and/or duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain a weighted-average credit quality at time of initial purchase of AA- or better.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculations of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 4.80% for the quarter ended March 31, 2004 and the lowest was -3.05% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/03)
Return Before Taxes – Class Y	2.30%	5.18%
Return After Taxes on Distributions – Class Y	0.45%	3.71%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	1.51%	3.57%
Lehman U.S. Treasury Inflation Note Index(2)	2.84%	5.72%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  10  –

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.16%
Total Annual Fund Operating Expenses(1)	.64%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$65	$205	$357	$798

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Capital Prior Performance for All

Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for all accounts with investment objectives, policies and strategies similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 7.88% for the quarter ended September 30, 2002 and the lowest was -2.96% for the quarter ended June 30, 2004.

–  11  –

Babson Capital Average Annual Total Returns for Similar Accounts(1)

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)

Babson Composite Class Y(1)	2.20%	7.26%
Lehman U.S. Treasury Inflation Note Index(2)	2.84%	8.13%

(1)	Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. Some of the portfolios are mutual funds registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2)	The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  12  –

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MassMutual Premier Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, Babson Capital, by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations; diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be restricted or illiquid at the time of purchase.

Babson Capital intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 8.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 4.34% for the quarter ended September 30, 2001 and the lowest was -2.38% for the quarter ended March 31, 1996.

–  14  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y(2)	2.10%	5.56%	5.65%
Lehman Brothers Aggregate Bond Index(3)	2.43%	5.87%	6.17%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

(2)	Performance for Class Y shares of the Fund for periods prior to its inception date (1/1/98) is based on the performance of Class S shares, adjusted to reflect Class Y expenses.

(3)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class Y	2.10%	5.56%	5.56%
Return After Taxes on Distributions – Class Y	0.50%	3.57%	3.41%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	1.37%	3.60%	3.45%
Lehman Brothers Aggregate Bond Index(3)	2.43%	5.87%	6.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.16%
Total Annual Fund Operating Expenses	.64%

Less Expense Reimbursement	–
Net Fund Expenses(1)(2)	.64%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$65	$205	$357	$798

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  15  –

MassMutual Premier Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities issued pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities;

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, Babson Capital, will make its own credit quality determination. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 8.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(1)

During the periods shown above, the highest quarterly return was 4.09% for the quarter ended June 30, 2003 and the lowest was -1.94% for the quarter ended June 30, 2004.

–  16  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class Y	2.09%	6.07%	5.57%
Return After Taxes on Distributions – Class Y	0.70%	4.51%	3.74%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	1.36%	4.27%	3.64%
Lehman Brothers Aggregate Bond Index(2)	2.43%	5.87%	6.01%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.25%
Total Annual Fund Operating Expenses	.75%

Less Expense Reimbursement	(.01%)
Net Fund Expenses(1)(2)	.74%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$76	$239	$416	$928

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  17  –

MassMutual Premier Strategic Income Fund

Investment Objective

The Fund seeks high current income by investing mainly in fixed income debt securities.

Principal Investment Strategies and Risks

The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called “junk bonds”). These debt securities typically include:

•	foreign government and U.S. government bonds and notes,

•	collateralized mortgage obligations (CMOs),

•	other mortgage-related securities and asset-backed securities,

•	participation interests in loans,

•	“structured” notes,

•	lower-grade, high-yield domestic and foreign corporate debt obligations, and

•	“zero-coupon” or “stripped” securities.

Under normal market conditions, the Fund invests in each of these three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Funds Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range – large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities.

The Fund’s foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or to seek higher investment returns. These include options, futures, forward contracts, CMOs and “structured” notes.

In selecting securities to buy or sell for the Fund, OFI analyzes the overall investment opportunities and risks among the three sectors in which the Fund invests. OFI’s overall strategy is to build a broadly- diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors from time to time. When buying or selling securities, OFI currently focuses on the factors below (some of which may vary in particular cases and may change over time), looking for:

•	Securities offering high current income,

•	Overall portfolio diversification by seeking securities whose market prices tend to move in different directions, and

•	Relative values among the three major market sectors in which the Fund invests.

OFI may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund. The Fund’s diversification strategies, both with respect to securities in different sectors, and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund’s share prices while seeking current income.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the period shown above, the highest quarterly return for the Fund was 2.34% for the quarter ended June 30, 2005 and the lowest quarterly return was -1.60% for the quarter ended March 31, 2005.

–  18  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class Y		2.11%	2.10%
Return After Taxes on Distributions – Class Y		0.68%	0.68%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y		1.38%	0.98%

Lehman Brothers Aggregate Bond Index(2)		2.43%	2.63%
Citigroup World Government Bond Index(3)	-	6.88%	-6.76%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3)	The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.30%
Total Annual Fund Operating Expenses	.85%

Less Expense Reimbursement	(.09%	)
Net Fund Expenses(1)(2)	.76%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$78	$262	$462	$1,039

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  19  –

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Income Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 6.63% for the quarter ended June 30, 2003 and the lowest was -3.36% for the quarter ended September 30, 1998.

OFI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year		Five Years	Ten Years
OFI Mutual Fund
Class Y*		4.39%	8.88%	7.41%
Lehman Brothers Aggregate Bond Index^		2.43%	5.87%	6.17%
Citigroup World Government Bond Index^^	-	6.88%	6.92%	4.99%

*Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The performance is of the Oppenheimer Strategic Income Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Strategic Income Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Strategic Income Fund.

^The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  20  –

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MassMutual Premier High Yield Fund

Investment Objective

This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in lower rated fixed income securities, which are commonly known as “junk bonds.”

The Fund invests primarily in high yield (i.e., lower rated) U.S. fixed income securities (junk bonds), including Rule 144A private placements. The Fund may also invest in, among other things, convertible securities, preferred stocks, warrants, bank borrowings and other fixed income securities.

Under normal market conditions, the Fund will have an average dollar-weighted portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and such ranges may change from time to time.

As stated above, the Fund will invest at least 80% of its net assets in lower rated fixed income securities. These securities are considered below investment grade and are commonly known as junk bonds. A lower rated fixed income security is a security that, at the time the Fund acquires the security, is not rated in one of the top four rating categories by either Moody’s Investors Service or Standard & Poor’s, or is an unrated security that the Fund’s Sub-Adviser, Babson Capital, determines to be of comparable quality. Thus, a lower rated fixed income security will be rated below Baa3 by Moody’s Investor’s Service or below BBB- by Standard & Poor’s, or will be an unrated security that Babson Capital determines to be of comparable quality.

Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering either trends or macro economic factors. Babson Capital prefers companies that possess one or more of the following characteristics: strong business position; ability to generate free cash flow to repay debt; favorable capital structure; high level of fixed assets; conservative accounting; and respected management or equity sponsor.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Convertible Securities Risk, Lower-Rated Fixed Income Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 11.09% for the quarter ended June 30, 2003 and the lowest was -3.03% for the quarter ended June 30, 2001.

–  22  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (9/05/00)
Return Before Taxes – Class Y	3.13%	9.47%	8.65%
Return After Taxes on Distributions – Class Y	0.70%	6.27%	5.48%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	2.13%	6.13%	5.43%
Lehman Brothers U.S. Corporate High Yield Index(2)	2.74%	8.85%	6.98%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Lehman Brothers U.S. Corporate High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included. The index includes both corporate and non-corporate sectors. The Index does not incur expenses and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.25%
Total Annual Fund Operating Expenses(1)	.75%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$77	$240	$417	$929

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  23  –

MassMutual Premier Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, Babson Capital, about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 20% and no more than 40% of the Fund’s total assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s total assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s total assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 10.12% for the quarter ended June 30, 2003 and the lowest was -9.65% for the quarter ended September 30, 2002.

–  24  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y(2)	4.23%	2.01%	5.04%
S&P 500® Index(3)	4.91%	0.54%	9.07%
Lipper Balanced Fund Index(4)	5.19%	3.51%	7.57%
Lehman Brothers Aggregate Bond Index(5)	2.43%	5.87%	6.17%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class Y shares of the Fund for periods prior to its inception date (1/1/98) is based on the performance of Class S shares, adjusted to reflect Class Y expenses.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4)	The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class Y	4.23%	2.01%	2.58%
Return After Taxes on Distributions – Class Y	3.55%	1.22%	0.82%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	2.94%	1.27%	1.39%
S&P 500® Index(3)	4.91%	0.54%	4.79%
Lipper Balanced Fund Index(4)	5.19%	3.51%	5.46%
Lehman Brothers Aggregate Bond Index(5)	2.43%	5.87%	6.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.29%
Total Annual Fund Operating Expenses	.77%

Less Expense Reimbursement	(.01%	)
Net Fund Expenses(1)(2)	.76%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$78	$245	$427	$952

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  25  –

MassMutual Premier Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of different capitalization ranges. The Fund also can buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund will not invest more than 25% of its total assets in foreign securities.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI, selects securities one at a time. This is called a “bottom up approach.” OFI uses a fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI may consider selling a stock for one or more of the following reasons:

•	The stock price has reached its target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 15.39% for the quarter ended June 30, 2003 and the lowest was -17.77% for the quarter ended September 30, 1998.

–  26  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y(2)	1.65%	5.30%	8.91%
Russell 1000® Value Index(3)	7.05%	5.28%	10.94%
S&P 500® Index(4)	4.91%	0.54%	9.07%
S&P 500®/ Barra Large Cap Value Index(5)	6.33%	2.53%	9.44%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006.

(2)	Performance for Class Y shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class L shares.

(3)	The Russell 1000® Value Index is an unmanaged index representative of stocks with greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased by investors.

(4)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5)	The S&P 500®/ Barra Large Cap Value Index is an unmanaged index of those common stocks that have the lowest price-to-book ratios comprising half of the aggregate market capitalization of the S&P 500 Index.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class Y	1.65%	7.88%
Return After Taxes on Distributions – Class Y	1.32%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	1.53%	6.70%
Russell 1000® Value Index(3)	7.05%	13.76%
S&P 500® Index(4)	4.91%	10.93%
S&P 500®/ Barra Large Cap Value Index(5)	6.33%	12.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.19%
Total Annual Fund Operating Expenses(1)	.69%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$71	$221	$384	$858

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  27  –

MassMutual Premier Enhanced Index Value Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 16.52% for the quarter ended June 30, 2003 and the lowest was -18.19% for the quarter ended September 30, 2002.

–  28  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (12/19/00)
Return Before Taxes –Class Y	8.02%	5.78%	6.79%
Return After Taxes on Distributions – Class Y	5.92%	4.72%	5.72%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	6.38%	4.44%	5.32%
Russell 1000® Value Index(2)	7.05%	5.28%	5.81%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Russell 1000® Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.26%
Total Annual Fund Operating Expenses	.76%

Less Expense Reimbursement	(.07%)
Fund Expenses(1)(2)	.69%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$71	$236	$415	$935

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  29  –

MassMutual Premier Enhanced Index Value Fund II

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000 Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are summarized beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the period shown above, the highest quarterly return for the Fund was 4.57% for the quarter ended September 30, 2005 and the lowest quarterly return was 0.70% for the quarter ended December 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (10/15/04)
Return Before Taxes – Class Y	7.92%	15.06%
Return After Taxes on Distributions – Class Y	4.02%	11.49%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	7.71%	11.82%
Russell 1000® Value Index(2)	7.05%	15.18%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  30  –

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses	.70%

Less Expense Reimbursement	(.01%	)
Net Fund Expenses(1)(2)	.69%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$71	$223	$389	$869

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Capital Prior Performance for All

Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for a composite of all portfolios with investment objectives, policies and investment strategies similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

During the periods shown above, the highest quarterly return was 16.54% for the quarter ended June 30, 2003 and the lowest was -18.15% for the quarter ended September 30, 2002.

Babson Capital Average Annual

Total Returns for All Similar Accounts(1)

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (6/1/00)
Babson Composite
Class Y(1)	7.89%	6.30%	6.96%
Russell 1000® Value Index(2)	7.05%	5.28%	5.93%

(1)	Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. Some of the portfolios are mutual funds (or portions thereof) registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2)	The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

–  31  –

MassMutual Premier Enhanced Index Core Equity Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in the active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the S&P 500® Index, which is an unmanaged, broad-based index of common stocks frequently used as a general measure of stock market performance.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by Babson Capital. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. For more information, please see additional disclosure in the Fund’s Statement of Additional Information, which is incorporated by reference into this Prospectus.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 23.85% for the quarter ended December 31, 1998 and the lowest was -17.55% for the quarter ended December 31, 2000.

–  32  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years		Since Inception (8/26/96)
Return Before Taxes – Class Y	5.48%		0.23%	7.91%
Return After Taxes on Distributions – Class Y	5.29%	-	0.14%	6.00%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	3.82%	-	0.03%	6.03%
S&P 500® Index(2)	4.91%		0.54%	8.63%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund changed its investment objective, strategies and policies on December 18, 2000. The performance results shown above would not necessarily have been achieved had the Fund’s current objective, strategies and policies been in effect for the periods for which the performance results are presented.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.30%
Total Annual Fund Operating Expenses	.80%

Less Expense Reimbursement(1)	(.11%	)
Net Fund Expenses(2)(3)	.69%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$71	$244	$433	$978

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .06% for Class Y of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  33  –

MassMutual Premier Main Street Fund

Investment Objective

The Fund seeks a high total return.

Principal Investment Strategies and Risks

The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI, uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•	Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of “bottom-up” models helps to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

•	Fundamental research: OFI uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI using the tools described above.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the period shown above, the highest quarterly return for the Fund was 4.12% for the quarter ended September 30, 2005 and the lowest quarterly return was -2.00% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class Y	5.68%	5.67%
Return After Taxes on Distributions – Class Y	5.49%	5.48%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	3.96%	4.82%
S&P 500® Index(2)	4.91%	4.75%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  34  –

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses	.85%

Less Expense Reimbursement	(.02%	)
Net Fund Expenses(1)(2)	.83%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 years	10 Years
Class Y	$85	$269	$469	$1,046

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 22.15% for the quarter ended December 31, 1998 and the lowest was -16.51% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class Y*	5.92%	1.29%	7.85%
S&P 500® Index^	4.91%	0.54%	9.07%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The performance is of the Oppenheimer Main Street Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Fund.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  35  –

MassMutual Premier Capital Appreciation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of “growth companies.” These may be newer companies or established companies of any capitalization range that the Fund’s Sub-Adviser, OFI, believes may appreciate in value over the long term.

OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. OFI focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund’s portfolio among industries and market sectors. Currently, OFI looks for:

•	Companies with above-average growth potential,

•	Companies with increasing earnings momentum and a history of positive earnings growth,

•	Stocks with reasonable valuations relative to their growth potential,

•	Companies with the potential for positive earnings surprises, and

•	Growth rates that OFI believes are sustainable over time.

OFI may sell companies from the Fund that it believes no longer meet the above criteria. The Fund currently does not expect to have more than 35% of its net assets invested in foreign securities, although it has the ability to invest in them without limit.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the period shown above, the highest quarterly return for the Fund was 3.79% for the quarter ended December 31, 2005 and the lowest quarterly return was -2.80% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class Y	4.83%	4.82%
Return After Taxes on Distributions – Class Y	4.77%	4.75%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	3.23%	4.09%

S&P 500® Index(2)	4.91%	4.75%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  36  –

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.19%
Total Annual Fund Operating Expenses	.84%

Less Expense Reimbursement	(.02%	)
Net Fund Expenses(1)(2)	.82%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$84	$266	$464	$1,034

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Capital Appreciation Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 29.01% for the quarter ended December 31, 1999 and the lowest was -19.85% for the quarter ended September 30, 2001.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
OFI Mutual Fund
Class Y*	5.01%	-	1.19%	10.43%
S&P 500® Index^	4.91%		0.54%	9.07%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The performance is of the Oppenheimer Capital Appreciation Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Capital Appreciation Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Capital Appreciation Fund.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  37  –

MassMutual Premier Core Growth Fund

Investment Objective

This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, OFI, invests mainly in common stocks of “growth companies.” The Fund currently focuses on stocks of companies having a large or mid-size market capitalization, but this focus could change over time. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

OFI looks for stocks of companies with growth potential, and normally invests in between 60 and 80 companies, to focus the portfolio. Currently, OFI seeks to implement that investment approach by looking for:

•	Companies that have strong revenue growth

•	Companies with above-average earnings growth

•	Companies that we believe can sustain strong revenue and earnings growth

•	Companies that are well established as leaders in growth markets

•	Stocks with attractive valuations relative to their growth potential

OFI may sell companies from the Fund that it believes no longer meet the above criteria.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 17.81% for the quarter ended December 31, 1999 and the lowest was -19.67% for the quarter ended September 30, 2001.

–  38  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Since Inception (1/20/98)
Class Y(2)	7.22%	-	3.67%	1.71%
S&P 500® Index(3)	4.91%		0.54%	4.92%
Russell 1000 Growth Index(4)	5.26%	-	3.58%	2.28%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006.

(2)	Performance for Class Y shares of the Fund for periods prior to its inception date 11/01/04 is based on the performance of Class S shares, adjusted to reflect Class Y expenses.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

(4)	The Russell 1000 Growth Index is an unmanaged index that contains stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class Y	7.22%	9.92%
Return After Taxes on Distributions – Class Y	7.14%	9.78%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	4.80%	8.44%
S&P 500® Index(3)	4.91%	10.93%
Russell 1000 Growth Index(4)	5.26%	11.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.27%
Total Annual Fund Operating Expenses	.82%

Less Expense Reimbursement	(.02%)
Net Fund Expenses(1)(2)	.80%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$82	$260	$453	$1,010

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  39  –

MassMutual Premier Enhanced Index Growth Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Growth Index, which is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the periods shown above, the highest quarterly return was 14.21% for the quarter ended June 30, 2003 and the lowest was -20.60% for the quarter ended March 31, 2001.

–  40  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years		Since Inception (12/19/00)
Return Before Taxes – Class Y	5.57%	-	3.35%	-2.59%
Return After Taxes on Distributions – Class Y	5.51%	-	3.46%	-2.70%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	3.71%	-	2.88%	-2.24%
Russell 1000® Growth Index(2)	5.26%	-	3.58%	-4.31%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Russell 1000® Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values that securities in the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.26%
Total Annual Fund Operating Expenses	.76%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(1)(2)	.69%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$71	$236	$415	$935

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  41  –

MassMutual Premier Mid-Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in medium-sized companies.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by outperforming the Russell Mid Cap Value Index, while taking a low risk approach to mid cap investing. Under normal market conditions, the Fund will invest at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell Mid Cap Value Index. The range of capitalization of companies included in the Russell Mid Cap Value Index will fluctuate as market prices increase or decrease. The strategy emphasizes bottom-up stock selection. The Funds’ Sub-Adviser, Babson Capital, seeks to construct a diversified portfolio of profitable companies with near to medium term opportunities for improvement that trade at reasonable valuations relative to their peers and preferably below their intrinsic value.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 54.

Annual Performance

The Fund began operations December 1, 2005, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	1.29%
Total Annual Fund Operating Expenses	2.09%

Less Expense Reimbursement	(1.09%	)
Net Fund Expenses(2)(3)	1.00%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Y	$102	$551

The figures shown above would be the same whether you sold your share at the end of a period or kept them.

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  42  –

Babson Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson Capital for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Mid-Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.07% for the quarter ended June 30, 2003 and the lowest was -9.93% for the quarter ended September 30, 2002.

Babson Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (1/2001)
Babson Composite
Class Y*	9.54%	15.57%
Russell Mid Cap Value Index^	12.65%	12.21%

* Performance shown is a composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The portfolios are private accounts. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future performance of the Fund.

^ The Russell Mid Cap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  43  –

MassMutual Premier Small Capitalization Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest substantially all (but no less than 80%) of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000® Index. The range of capitalization of companies included in the Russell 2000® Index will fluctuate as market prices increase or decrease.

In selecting securities for investment, the Fund’s Sub-Adviser, Babson Capital, considers common stocks of those companies that satisfy the Fund’s market capitalization criteria, that are currently out of favor with investors, and whose current prices do not adequately reflect, in Babson Capital’s opinion, the ongoing business value of the underlying companies.

The Fund’s investment strategy focuses on bottom-up stock-picking using fundamental analysis, rather than market or economic forecasts. More specifically, the Fund invests in companies that Babson Capital believes possess one or more of the following characteristics: strong financials; proven products or services; dominant market share; sustainable competitive advantage; attractive valuation; potential for improving margins; and potential for accelerating earnings.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 18.27% for the quarter ended December 31, 2003 and the lowest was -17.91% for the quarter ended September 30, 2002.

–  44  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (12/19/00)
Class Y(2)	-	2.98%	10.28	10.86%
Russell 2000® Index(3)		4.55%	8.22	9.11%
Russell 2000® Value Index(4)		4.71%	13.55	14.83%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class Y shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class S shares, adjusted to reflect Class Y expenses.

(3)	The Russell 2000® Index is a broad-based index that consists of the 2000 smallest securities in the Russell 3000® Index (which represents approximately 98% of the U.S. equity market capitalization), representing approximately 8% of the Russell 3000 total market capitalization. This Index is a commonly used measure of the stock performance of small and medium-size companies in the United States. The Index does not incur expenses and cannot be purchased directly by investors.

(4)	The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class Y	-	2.98%	6.70%
Return After Taxes on Distributions – Class Y	-	3.48%	6.23%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	-	1.27%	5.70%
Russell 2000® Index(3)		4.55%	14.39%
Russell 2000® Value Index(4)		4.71%	14.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.22%
Total Annual Fund Operating Expenses	.92%

Less Expense Reimbursement	(.02%)
Net Fund Expenses(1)(2)	.90%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$92	$291	$507	$1,128

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  45  –

MassMutual Premier Small Company Opportunities Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund’s Sub-Adviser, Babson Capital, to be realistically valued.

Principal Investment Strategies and Risks

Normally, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000 Index. The range of capitalization of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease.

The Fund’s Sub-Adviser, Babson Capital, believes that there are persistent stock price inefficiencies in the market for stocks of smaller companies. As a result of limited coverage and ownership, smaller company stocks frequently trade at significant discounts from their intrinsic value. Babson Capital will seek to identify companies that are mispriced as compared with their expected earnings stream.

Although the Fund’s investment process emphasizes fundamental analysis, Babson Capital first uses computer screening and industry sources to narrow the Fund’s investment universe. Babson Capital screens these candidates by looking for further signs of quality and growth, such as revenue and earnings per share growth. Babson Capital then makes decisions using fundamental analysis on stocks that come through its initial screens, emphasizing an issuer’s historic financial performance, balance sheet strength, management capability, profitability and competitive position. Specifically, Babson Capital looks for the following characteristics: sustainable competitive advantage; strong management; long product cycles; pricing flexibility; smaller size as a competitive advantage; high sustained return on investment; above-average earnings per share growth; and attractive valuation. Out of this analysis, Babson Capital selects what it believes to be the best companies for the Fund’s portfolio.

The Fund may purchase stocks in initial public offerings (“IPOs”) and may sell such securities without regard to how long the Fund has held the securities. The market capitalizations of the companies whose securities the Fund purchases in IPOs may be outside the Fund’s market capitalization range stated above.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 22.08% for the quarter ended June 30, 2001 and the lowest was -19.79% for the quarter ended September 30, 2002.

–  46  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year		Five Years	Since Inception (7/20/98)
Class Y(2)	-	0.02%	11.22%	11.71%
Russell 2000 Index(3)		4.55%	8.22%	6.54%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001. The performance results shown above would not necessarily have been achieved had the Fund’s current strategy been in effect for the periods for which performance results are presented.

(2)	Performance for Class Y shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class A shares.

(3)	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class Y	-	0.02%	9.37%
Return After Taxes on Distributions – Class Y	-	1.34%	8.13%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y		1.53%	7.89%
Russell 2000 Index(3)		4.55%	14.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.22%
Total Annual Fund Operating Expenses	.80%

Less Expense Reimbursement	(.01%	)
Net Fund Expenses(1)(2)	.79%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$81	$254	$443	$988

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  47  –

MassMutual Premier Global Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Fund’s Sub-Adviser, OFI, looks primarily for foreign and U.S. companies with high growth potential. OFI uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

OFI considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. OFI currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth-oriented companies worldwide,

•	Companies that stand to benefit from global growth trends,

•	Businesses with strong competitive positions and high demand for their products or services, and

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, OFI considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculations of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares

During the period shown above, the highest quarterly return for the Fund was 9.58% for the quarter ended September 30, 2005 and the lowest quarterly return was -3.20% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class Y	13.70%	13.66%
Return After Taxes on Distributions – Class Y	13.55%	13.51%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	9.11%	11.61%

MSCI World Index(2)	9.49%	9.43%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  48  –

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.32%
Total Annual Fund Operating Expenses	1.12%

Less Expense Reimbursement	(.09%	)
Net Fund Expenses(1)(2)	1.03%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$105	$347	$608	$1,353

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Global Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 36.51% for the quarter ended December 31, 1999 and the lowest was -18.20% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class Y*	14.04%	5.93%	13.66%
MSCI World Index^	9.49%	2.18%	7.04%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The performance is of the Oppenheimer Global Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Global Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Global Fund.

^The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  49  –

MassMutual Premier International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its net assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund’s Sub-Adviser, OFI, focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. OFI also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:

•	Capital Market Development;

•	Telecommunications/Media;

•	Efficiency Enhancing Technologies and Services;

•	Healthcare and Biotechnology;

•	Infrastructure Spending;

•	Emerging Consumer Markets;

•	Corporate Restructuring; and

•	Natural Resources.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class Y Shares(2)

During the periods shown above, the highest quarterly return was 39.43% for the quarter ended December 31, 1999 and the lowest was -29.41% for the quarter ended September 30, 2002.

–  50  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class Y(2)	14.64%	1.46%	8.22%
MSCI EAFE(3)	13.54%	4.55%	5.84%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	Performance for Class Y shares of the Fund for periods prior to its inception date (1/1/98) is based on the performance of Class S shares, adjusted to reflect Class Y expenses. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus.

(3)	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year	Five Years	Since Inception (1/1/98)
Return Before Taxes – Class Y	14.64%	1.46%	6.14%
Return After Taxes on Distributions – Class Y	14.50%	1.38%	4.48%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	9.80%	1.25%	4.47%
MSCI EAFE(3)	13.54%	4.55%	6.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.29%
Total Annual Fund Operating Expenses	1.14%

Less Expense Reimbursement	(.02%	)
Net Fund Expenses(1)(2)	1.12%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$114	$360	$625	$1,382

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  51  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

The Fund will invest a minimum of 90% of its total assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund may invest up to 10% of its total assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•	Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its total assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 54.

Annual Performance

The Fund began operations December 1, 2005, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  52  –

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	2.30%
Total Annual Fund Operating Expenses	3.20%

Expense Reimbursement	(2.02%	)
Net Fund Expenses(2)(3)	1.18%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Y	$120	$798

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.53% for the quarter ended June 30, 2003 and the lowest was -19.01% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares Baring’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (7/2000)
Baring Composite
Class Y*	18.03%	5.33%	2.14%
MSCI EAFE^	13.54%	4.55%	2.32%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s Y share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class Y expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk – Money Market/Bond Funds

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Money Market Fund, the Short-Duration Bond Fund, the Inflation Protected, the Core Bond Fund, the Balanced Fund’s Core Bond Segment, the Diversified Bond Fund, the Strategic Income Fund and the High Yield Fund are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is defined on page 8 of the Prospectus and in the Statement of Additional Information. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Market Risk – Equity Funds

The Core Equity Segment of the Balanced Fund, the Value Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Core Growth Fund, the Enhanced Index Growth Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Small Company Opportunities Fund, the Global Fund, the International Equity Fund and the Focused International Fund are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

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Fund, the Diversified Bond Fund, the Strategic Income Fund, the Core Bond Segment of the Balanced Fund and the High Yield Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. All the Funds are subject to management risk because those Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk. Accordingly, the Funds may be subject to liquidity risk.

•	Derivative Risk. All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated.

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The Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. The Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Capital Appreciation Fund, the Small Company Opportunities Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund generally have the greatest exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Capital Apprciation Fund, the Core Growth Fund, the Enhanced Index Growth Fund, the Global Fund, the International Equity Fund and the Focused International Fund generally have the greatest exposure to this risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Value Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Mid-Cap Value Fund and the Small Capitalization Value Fund generally have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded.

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All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. The High Yield Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so. In addition to the High Yield Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Balanced Fund’s Core Bond Segment generally have the greatest exposure to this risk.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which the High Yield Fund and Strategic Income Fund invest, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

These Funds may hold any portion of their assets in lower rated ( i.e., below investment grade) securities. Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

Since the Funds may invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default), the Funds may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. In addition to the High Yield Fund and Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Balanced Fund’s Core Bond Segment generally have the greatest exposure to this risk.

•.	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in higher capital gains taxes. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Risk	Money Market Fund	Short-Duration Bond Fund	Inflation Protected Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	High Yield Fund	Balanced Fund	Value Fund

Market Risk	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X

Prepayment Risk		X	X	X	X	X	X	X

Liquidity Risk			X	X	X	X	X	X	X

Derivative Risk		X	X	X	X	X	X	X	X

Foreign Investment Risk			X	X	X	X	X	X	X

Emerging Markets Risk				X	X	X	X	X	X

Currency Risk			X	X	X	X	X	X	X

Smaller Company Risk									X

Growth Company Risk

Value Company Risk									X

Leveraging Risk		X	X	X	X	X		X	X

Convertible Securities Risk		X		X	X		X	X	X

Lower-Rated Fixed Income Securities Risk		X		X	X	X	X	X

Preferred Stock Risk							X		X

Portfolio Turnover Risk							X		X

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Risk	Enhanced Index Value Fund	Enhanced Index Value Fund II	Enhanced Index Core Equity Fund	Main Street Fund	Capital Appreciation Fund	Core Growth Fund	Enhanced Index Growth Fund	Mid-Cap Value Fund	Small Capitalization Value Fund	Small Company Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk

Liquidity Risk	X	X	X		X		X	X	X	X	X	X	X

Derivative Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Foreign Investment Risk					X	X		X		X	X	X	X

Emerging Markets Risk											X	X

Currency Risk					X	X		X		X	X	X	X

Smaller Company Risk					X			X	X	X	X		X

Growth Company Risk					X	X	X			X	X		X

Value Company Risk	X	X						X	X

Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Convertible Securities Risk

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk	X	X	X			X	X	X		X			X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2005, MassMutual, together with its subsidiaries, had assets under management in excess of $390 billion.

MassMutual will be paid an investment management fee based on a percentage of each Fund’s average daily net assets as follows: .35% for the Money Market Fund, .40% for the Short-Duration Bond Fund, .48% for the Inflation-Protected Bond Fund, .48% for the Core Bond Fund, .50% for the Diversified Bond Fund, .55% for the Strategic Income Fund, .50% for the High Yield Fund, .48% for the Balanced Fund, .50% for the Value Fund, .50% for the Enhanced Index Value Fund, .50% for the Enhanced Index Value Fund II, .50% for the Enhanced Index Core Equity Fund, .65% for the Main Street Fund, .65% for the Capital Appreciation Fund, .55% for the Core Growth Fund, .50% for the Enhanced Index Growth Fund, .80% for the Mid-Cap Value Fund, .70% for the Small Capitalization Value Fund, .58% for the Small Company Opportunities Fund, .80% for the Global Fund, .85% for the International Equity Fund and .90% for the Focused International Fund.

A discussion regarding the basis for the board of trustees approving any investment advisory contract of the Funds is available in either the Funds’ semi-annual report to shareholders dated April 30, 2005 or will be available in the Funds’ semi-annual report to shareholders dated April 30, 2006 or the Funds’ annual report to shareholders dated October 31, 2006.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee range for Class Y shares of the Funds is .0644% to .2468%.

MassMutual Contracts with the following Sub-Advisers to help manage the Funds:

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Enhanced Index Value Fund, Enhanced Index Value Fund II, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund, Mid-Cap Value Fund, Small Capitalization Value Fund and Small Company Opportunities Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of December 31, 2005 of more than $92 billion.

William M. Awad III

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Awad is a Chartered Financial Analyst with over 17 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Awad worked as an auditor at State Street Bank & Trust and later served as assistant portfolio manager at Neworld Bank, as senior mortgage strategist at Scudder, Stevens & Clark and as portfolio manager at Fleet Investment Advisors.

Chris C. Cao

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II and the Enhanced Index Core Equity Segment of the Balanced Fund with Michael Farrell. Mr. Cao, a Chartered Financial Analyst, has over six years of investment experience. Mr. Cao joined Babson Capital in 2001. Prior to that

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time, Mr. Cao had worked for Aeltus Investment Management and more recently at INVESCO. Mr. Cao and Mr. Farrell are assisted by a team of Babson Capital professionals.

Christopher M. Crooks

is a portfolio manager of the Small Company Opportunities Fund. Mr. Crooks, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 12 years of investment experience. Prior to joining Babson Capital in 2003, Mr. Crooks was a Managing Director at Commerce Capital Markets where he worked as an analyst.

Ronald Desautels

shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Nagle. Mr. Desautels has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson Capital, is a Chartered Financial Analyst with 29 years of investment experience and has been associated with MassMutual since 1985.

Steven A. Dray

is a portfolio manager of the Small Company Opportunities Fund. Mr. Dray, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over ten years of investment experience. Prior to joining Babson Capital in 2001, he was with Strong Capital Management for five years where he worked as an analyst and then as an associate portfolio manager.

Michael Farrell

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II and the Enhanced Index Core Equity Segment of the Balanced Fund with Mr. Cao. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson Capital, has 18 years of investment experience. Mr. Farrell joined Babson Capital in April, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992.

Jill Fields

is principally responsible for the day-to-day management of the High Yield Fund and the high yield segment of the Diversified Bond Fund. Ms. Fields, a Managing Director of Babson Capital, joined Babson Capital in 2000. Prior to that time, Ms. Fields had worked for ITT Hartford Insurance Companies as the Director of Corporate Bond Research and more recently at MassMutual as an investment professional.

Daniel J. Goldfarb

is a portfolio manager of the Small Company Opportunities Fund. Mr. Goldfarb, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 19 years of investment experience. Prior to joining Babson Capital in 1995, he served as a research analyst with Wilmington Trust.

Marilyn Mendel Han

is a co-portfolio manager of the Small Capitalization Value Fund, along with Mr. James and Ms. Prasad. Ms. Mendel Han, a Managing Director of Babson Capital, has over 19 years of industry experience. Prior to joining Babson Capital in 1994, she served as an investment banker at Bear Stearns, a sales and trading associate at Chemical Bank, and a financial planning analyst at Morgan Stanley.

Lance F. James

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Mendel Han and Ms. Prasad, and of the Mid-Cap Value Fund, along with Mr. Kylander. Mr. James, a Managing Director at Babson Capital, is the head of the firm’s Small/Mid Cap Value Team that provides research and portfolio management for the Fund. Mr. James has over 24 years of investment experience. Prior to joining Babson Capital in 1986, he spent time at Rockwell International Corporation, EBF Associates of Boston and later at Hewitt Associates.

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Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, and the Money Market Segment of the Balanced Fund and is head of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, and the Core Bond Segment of the Balanced Fund. Ms. Kibbe, a Managing Director of Babson Capital, has over 30 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for Babson Capital.

Stephen E. Kylander

is a co-portfolio manager of the Mid-Cap Value Fund, along with Mr. James. Mr. Kylander, a Managing Director at Babson Capital, has over 17 years of industry experience. Prior to joining Babson Capital in 1999, Mr. Kylander spent time at The Yarmouth Group, LEK Consulting Group and The First Boston Corporation.

Stephen F. Libera

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Libera, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 31 years of investment experience. Prior to joining Babson Capital in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

David L. Nagle

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Nagle shares principle responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Desautels. Mr. Nagle, a Chartered Financial Analyst, has more than 20 years of investment experience with Babson Capital.

Mitali Prasad

is a co-portfolio manager of the Small Capitalization Value Fund, along with Mr. James and Ms. Mendel Han. Ms. Prasad, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over 12 years of industry experience. She joined Babson Capital in 1994.

Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of December 31, 2005 the BAM Group managed US$34.79 billion on behalf of clients located around the world. Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group - a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working just with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

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OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281, manages the investments of the Strategic Income Fund, Value Fund, Main Street Fund, Capital Appreciation Fund, Core Growth Fund, Global Fund and International Equity Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2005, OFI managed assets of approximately $204 billion.

Marc L. Baylin

is a co-portfolio manager of the Capital Appreciation Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI. Prior to joining OFI in September 2005, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

Rajeev Bhaman

is the portfolio manager of the Global Fund. Mr. Bhaman, a Chartered Financial Analyst, has been a Vice President of OFI since 1996. Prior to joining the Global Equity Investment team at OFI in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

George R. Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Senior Vice President and Portfolio Manager of OFI and has been with OFI since 1990. Prior to joining OFI in 1990, he was a Securities Analyst and Portfolio Manager at Brown Brothers Harriman & Company.

Christopher Leavy

is the portfolio manager of the Value Fund. Mr. Leavy is a Senior Vice President of OFI. Prior to joining OFI in 2000, Mr. Leavy was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

Nikolaos D. Monoyios

is a co-portfolio manager of the Main Street Fund. Mr. Monoyios is a Senior Vice President of OFI . Prior to joining OFI in 1998, Mr. Monoyios was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company for over 17 years.

David Poiesz

is the portfolio manager of the Core Growth Fund. Mr. Poiesz has been a Senior Vice President and Director of Growth Equities of OFI since June 2004. Prior to joining OFI, Mr. Poiesz was Senior Portfolio Manager at Merrill Lynch from October 2002 to May 2004, founding partner of RiverRock Capital LLC, a hedge fund product, from April 1999 to July 2001 and portfolio manager at Jennison Associates from November 1992 to March 1999.

Marc R. Reinganum

is a portfolio manager of the Main Street Fund. Dr. Reinganum is a Vice President of OFI. Prior to joining OFI in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

Arthur P. Steinmetz

is the portfolio manager of the Strategic Income Fund. Mr. Steinmetz is a Senior Vice President of OFI. Prior to joining OFI in 1986, Mr. Steinmetz was an Analyst with PaineWebber where his responsibilities dealt with derivative securities.

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William L. Wilby

is a Senior Vice President of OFI, and is a co-portfolio manager of the Capital Appreciation Fund. Dr. Wilby, a Chartered Financial Analyst with over 23 years of asset management experience, has been with OFI since 1991. Before joining OFI in 1991, Mr. Wilby was an International Investment Strategist at Brown Brothers Harriman & Co. Prior to Brown Brothers, he was a Managing Director and Portfolio Manager at AIG Global Investors. He joined AIG from Northern Trust Bank in Chicago, where he was an International Pension Manager. Before beginning his Portfolio Management career, Mr. Wilby was an International Financial Economist at Northern Trust Bank and at the Federal Reserve Bank in Chicago.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, the shareholders of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the Balanced Fund, the Enhanced Index Value Fund II, the Main Street Fund, the Capital Appreciation Fund, the Mid-Cap Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund have previously approved this arrangement.

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About the Classes of Shares

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class Y shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class Y shares of the Funds may also be purchased by the following Eligible Purchases:

Class Y Shares

Eligible Purchasers.  Class Y shares may be purchased by:

•	Non-qualified deferred compensation plans;

•	Registered mutual funds and collective trust funds;

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $5 million; and

•	Other institutional investors with assets generally in excess of $5 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class Y shares.

Additionally, shareholders of the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund and the High Yield Fund who held shares of those Funds prior to October 31, 2004 may purchase Class Y shares of the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund and the High Yield Fund, respectively.

Shareholder and Distribution Fees.  The Class Y shares are 100% no load, so you pay no fees (sales loads) when you buy or sell Class Y shares. Therefore, 100% of your money is invested in the Fund or Funds of your choice. Class Y shares do not have any Rule 12b-1 fees.

Compensation to Intermediaries

MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class Y shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class Y shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class Y shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments.

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No additional fees are paid by the Funds under these plans. Where Class Y shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class Y shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that result in the sale of certain of MassMutual’s variable annuity contracts. The Funds are underlying investment options for these contracts.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans that own MassMutual’s variable annuity contracts;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•	Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms for the sale of its variable annuity contracts or with other marketing or administrative services with respect to these contracts; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Global Fund, International Equity Fund or Focused International Fund, however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into the Global Fund, International Equity Fund or Focused International Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account related privileges, such as the ability to place

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purchase, redemption and exchange orders over the internet, may be suspended for such account.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will place trades by telephone or in writing directly with Investors Bank & Trust Company (“IBT”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to IBT. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone are able to do so through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to IBT. Transaction orders placed in writing should be addressed to Investors Bank & Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•	A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•	The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•	The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to IBT.

Determining Net Asset Value

The Trust calculates the Net Asset Value (“NAV”) of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy

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filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning on or before December 31, 2008. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long-

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and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, other than the Money Market Fund, distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the Global Fund, the International Equity Fund and the Focused International Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the Global Fund, the International Equity Fund and the Focused International Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 signed by President Bush on October 22, 2004, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund is no longer required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses that the Fund properly designates nor with respect to distributions of U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person. This provision first applies to a Fund in its taxable year beginning November 1, 2005.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). The Mid-Cap Value Fund and Focused International Fund each commenced operations December 1, 2005 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MONEY MARKET FUND

	Year ended 10/31/05	Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†		Year ended 12/31/00†
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00		$0.99

Income (loss) from investment operations:
Net investment income	0.02 ***	0.01	***	0.01	***	0.01 ***	0.04	***	0.06	***
Net realized and unrealized gain (loss) on investments	0.00	0.00	††	0.00	††	0.01	0.00	††	(0.00	)††

Total income from investment operations	0.02	0.01		0.01		0.02	0.04		0.06

Less distributions to shareholders:
From net investment income	(0.02)	(0.01)		(0.01)		(0.02)	(0.04)		(0.05)
From net realized gains	-	(0.00	)††	(0.00	)††	-	-		-

Total distributions	(0.02)	(0.01)		(0.01)		(0.02)	(0.04)		(0.05)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Total Return(a)	2.31%	0.51%	**	0.59%		1.33%	4.04%		6.25%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$76,384	$123,384		$90,362		$107,089	$84,481		$62,858
Ratio of expenses to average daily net assets:
Before expense waiver	0.55%	0.59%		0.55%		0.55%	0.56%		0.55%
After expense waiver#	0.55%	N/A		N/A		N/A	N/A		N/A
Net investment income to average daily net assets	2.20%	0.64%	*	0.59%		1.31%	3.87%		6.15%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
++	For the period from January 1, 2004 through October 31, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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SHORT-DURATION BOND FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.58	$10.30		$10.37	$10.05	$9.99	$9.96

Income (loss) from investment operations:
Net investment income	0.36 ***	0.30	***	0.38 ***	0.44 ***	0.53 ***	0.65 ***
Net realized and unrealized gain (loss) on investments	(0.24)	(0.02)		(0.02)	0.34	0.10	(0.01)

Total income from investment operations	0.12	0.28		0.36	0.78	0.63	0.64

Less distributions to shareholders:
From net investment income	(0.40)	-		(0.43)	(0.46)	(0.57)	(0.61)
From net realized gains	(0.03)	-		-	-	-	-

Total distributions	(0.43)	-		(0.43)	(0.46)	(0.57)	(0.61)

Net asset value, end of period	$10.27	$10.58		$10.30	$10.37	$10.05	$9.99

Total Return(a)	1.17%	2.72%	**	3.50%	7.73%	6.35%	6.44%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$68,287	$49,563		$55,458	$42,750	$14,733	$6,644
Ratio of expenses to average daily net assets:
Before expense waiver	0.59%	0.59%	*	0.59%	0.59%	0.59%	0.58%
After expense waiver#	0.59%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.48%	3.45%	*	3.60%	4.24%	5.08%	6.26%
Portfolio turnover rate	114%	78%	**	41%	19%	24%	55%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%.

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INFLATION-PROTECTED BOND FUND

	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.67	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	(0.31)	0.33		-

Total income from investment operations	0.25	0.67		0.00

Less distributions to shareholders:
From net investment income	(0.30)	-		-
From net realized gains	(0.01)	-		-

Total distributions	(0.31)	-		-

Net asset value, end of period	$10.61	$10.67		$10.00

Total Return(a)	2.32%	6.70%	**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$79,985	$66,938		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.64%	0.71%	*	-	‡
After expense waiver#	N/A	0.68%	*	N/A	‡
Net investment income to average daily net assets	5.27%	3.92%	*	0.00%	‡
Portfolio turnover rate	7%	4%	**	N/A

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2003.
††	For the period from January 1, 2004 through October 31, 2004.
‡	Amounts are de minimis due to short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended December 31, 2003 and the period ended October 31, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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CORE BOND FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.97	$11.01		$11.25	$10.82	$10.68	$10.12

Income (loss) from investment operations:
Net investment income	0.43 ***	0.34	***	0.41 ***	0.54 ***	0.62 ***	0.68 ***
Net realized and unrealized gain (loss) on investments	(0.33)	0.11		0.17	0.40	0.21	0.43

Total income from investment operations	0.10	0.45		0.58	0.94	0.83	1.11

Less distributions to shareholders:
From net investment income	(0.08)	(0.39)		(0.67)	(0.48)	(0.60)	(0.55)
From net realized gains	-	(0.10)		(0.15)	(0.03)	(0.09)	-

Total distributions	-	(0.49)		(0.82)	(0.51)	(0.69)	(0.55)

Net asset value, end of period	$10.99	$10.97		$11.01	$11.25	$10.82	$10.68

Total Return(a)	0.90%	4.11%	**	5.23%	8.61%	7.84%	11.01%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$214,159	$200,216		$153,913	$172,997	$108,395	$49,579
Ratio of expenses to average daily net assets:
Before expense waiver	0.64%	0.65%	*	0.64%	0.64%	0.65%	0.64%
After expense waiver#	0.64%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.93%	3.71%	*	3.58%	4.79%	5.49%	6.37%
Portfolio turnover rate	219%	178%	**	146%	187%	68%	39%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  74  –

DIVERSIFIED BOND FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.07	$10.61		$10.07	$9.70	$9.58	$9.56

Income (loss) from investment operations:
Net investment income	0.43 ***	0.36	***	0.47 ***	0.50 ***	0.61 ***	0.65	***
Net realized and unrealized gain (loss) on investments	(0.31)	0.10		0.39	0.30	0.06	0.02

Total income from investment operations	0.12	0.46		0.86	0.80	0.67	0.67

Less distributions to shareholders:
From net investment income	(0.38)	-		(0.29)	(0.43)	(0.55)	(0.65)
Tax return of capital	-	-		-	-	-	(0.00	)†
From net realized gains	(0.05)	-		(0.03)	-	-	-

Total distributions	(0.43)	-		(0.32)	(0.43)	(0.55)	(0.65)

Net asset value, end of period	$10.76	$11.07		$10.61	$10.07	$9.70	$9.58

Total Return(a)	1.15%	4.34%	**	8.41%	8.30%	6.96%	7.15%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$10,329	$7,221		$6,975	$3,979	$313	$231
Ratio of expenses to average daily net assets:
Before expense waiver	0.75%	0.71%	*	0.74%	0.75%	0.71%	0.73%
After expense waiver#	0.74%	N/A		N/A	0.74%	0.69%	0.72%
Net investment income to average daily net assets	4.00%	3.96%	*	4.44%	4.99%	6.10%	6.64%
Portfolio turnover rate	137%	84%	**	105%	76%	62%	15%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from tax return of capital is less than $0.01 per share.
+	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001, the period January 1, 2002 through April 30, 2002 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

–  75  –

STRATEGIC INCOME FUND

	Period ended 10/31/05†
Net asset value, beginning of year	$10.00

Income (loss) from investment operations:
Net investment income	0.36	***
Net realized and unrealized loss on investments	(0.30)

Total income from investment operations	0.06

Net asset value, end of year	$10.06

Total Return(a)	0.60%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$11,473
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	*
After expense waiver#	0.76%	*
Net investment income to average daily net assets	4.26%	*
Portfolio turnover rate	159%	**

*	Annualized.
**	Percentage represents the results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

–  76  –

HIGH YIELD FUND

	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02(b)	Year ended 10/31/01
Net asset value, beginning of period	$10.39	$10.05	$8.27	$8.94	$9.88

Income (loss) from investment operations:
Net investment income	0.77 *	0.84	0.82	0.74	0.79
Net realized and unrealized gain (loss) on investments	(0.37)	0.35	1.79	(0.67)	(0.94)

Total income (loss) from investment operations	0.40	1.19	2.61	0.07	(0.15)

Less distributions to shareholders:
From net investment income	(0.12)	(0.85)	(0.83)	(0.74)	(0.79)
From net realized gains	-	-	-	(0.00)+	-

Total distributions	(0.12)	(0.85)	(0.83)	(0.74)	(0.79)

Net asset value, end of period	$10.67	$10.39	$10.05	$8.27	$8.94

Total Return	3.92% (a)	12.32%	33.04%	0.48%	(1.58)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$64,235	$78,901	$50,552	$25,704	$24,637
Ratio of expenses to average daily net assets:
Before expense waiver	0.75%	0.78%	1.02%	1.04%	1.07%
After expense waiver#	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income to average daily net assets	7.29%	8.30%	8.98%	8.43%	8.35%
Portfolio turnover rate	59%	70%	103%	73%	77%

*	Per share amount calculated on the average shares method.
+	Distributions from net realized gains are less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share, and a decrease of the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

–  77  –

BALANCED FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.48	$9.18		$7.94	$9.25	$10.14	$13.24

Income (loss) from investment operations:
Net investment income	0.22 ***	0.14	***	0.18 ***	0.21 ***	0.25 ***	0.42 ***
Net realized and unrealized gain (loss) on investments	0.38	0.16		1.25	(1.29)	(0.88)	(0.44)

Total income (loss) from investment operations	0.60	0.30		1.43	(1.08)	(0.63)	(0.02)

Less distributions to shareholders:
From net investment income	(0.22)	-		(0.19)	(0.23)	(0.26)	(0.23)
From net realized gains	-	-		-	-	(0.00)†	(2.85)

Total distributions	(0.22)	-		(0.19)	(0.23)	(0.26)	(3.08)

Net asset value, end of period	$9.86	$9.48		$9.18	$7.94	$9.25	$10.14

Total Return(a)	6.31%	3.27%	**	18.02%	(11.64)%	(6.19)%	(0.22)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,923	$2,083		$2,138	$2,438	$3,087	$3,587
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%	0.80%	*	0.76%	0.76%	0.76%	0.74%
After expense waiver#	0.76%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.26%	1.84%	*	2.09%	2.48%	2.62%	3.20%
Portfolio turnover rate	139%	104%	**	95%	94%	85%	100%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net realized gains are less than $0.01 per share.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%.

–  78  –

VALUE FUND

	Year ended 10/31/05†
Net asset value, beginning of year	$15.87

Income (loss) from investment operations:
Net investment income	0.30	*
Net realized and unrealized gain on investments	0.80

Total income from investment operations	1.10

Less distributions to shareholders:
From net investment income	(0.10)

Net asset value, end of year	$16.87

Total Return(a)	6.97%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$3,147
Net expenses to average daily net assets	0.69%
Net investment income to average daily net assets	1.78%
Portfolio turnover rate	53%

*	Per share amount calculated on the average shares method.
†	Class Y commenced operations on November 1, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  79  –

ENHANCED INDEX VALUE FUND

	Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Period ended 10/31/01††
Net asset value, beginning of period	$10.96	$10.01	$8.35	$9.18	$10.00

Income (loss) from investment operations:
Net investment income	0.23 *	0.18	0.17	0.14	0.11
Net realized and unrealized gain (loss) on investments	1.16	1.34	1.63	(0.83)	(0.93)

Total income (loss) from investment operations	1.39	1.52	1.80	(0.69)	(0.82)

Less distributions to shareholders:
From net investment income	(0.05)	(0.31)	(0.14)	(0.14)	-
From net realized gains	(0.06)	(0.26)	-	-	-

Total distributions	(0.11)	(0.57)	(0.14)	(0.14)	-

Net asset value, end of period	$12.24	$10.96	$10.01	$8.35	$9.18

Total Return	12.74% (a)	15.31%	21.87%	(7.79)%	(8.20	)% **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$78,550	$38,480	$28,342	$22,061	$22,951
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%	0.98%	1.22%	1.19%	1.16%	*
After expense waiver#	0.69%	0.70%	0.70%	0.70%	0.70%	*
Net investment income to average daily net assets	1.95%	1.80%	1.86%	1.49%	1.26%	*
Portfolio turnover rate	150%	102%	94%	115%	65%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
††	Class Y commenced operations on December 19, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  80  –

ENHANCED INDEX VALUE FUND II

	Year ended 10/31/05	Period ended 10/31/04+
Net asset value, beginning of year	$10.14	$10.00

Income (loss) from investment operations:
Net investment income	0.22 ***	0.01
Net realized and unrealized gain on investments	1.06	0.13

Total income from investment operations	1.28	0.14

Less distributions to shareholders:
From net investment income	(0.05)	-
From net realized gains	(0.04)	-

Total distributions	(0.09)	-

Net asset value, end of year	$11.33	$10.14

Total Return(a)	12.73%	1.40%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$1,359	$1,219
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.95%	*
After expense waiver#	0.69%	0.69%	*
Net investment income to average daily net assets	1.95%	1.64%	*
Portfolio turnover rate	120%	6%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period October 15, 2004 (commencement of operations) through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  81  –

ENHANCED INDEX CORE EQUITY FUND

	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01
Net asset value, beginning of period	$9.95		$9.28	$7.82	$9.29	$17.36

Income (loss) from investment operations:
Net investment income	0.16	*	0.11	0.09	0.08	0.05
Net realized and unrealized gain (loss) on investments	0.77		0.74	1.45	(1.48)	(5.22)

Total income (loss) from investment operations	0.93		0.85	1.54	(1.40)	(5.17)

Less distributions to shareholders:
From net investment income	(0.05)		(0.18)	(0.08)	(0.07)	-
From net realized gains	-		-	-	-	(2.90)

Total distributions	(0.05)		(0.18)	(0.08)	(0.07)	(2.90)

Net asset value, end of period	$10.83		$9.95	$9.28	$7.82	$9.29

Total Return	9.39%	(a)	9.17%	19.93%	(15.22)%	(33.06)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$31,582		$30,017	$27,402	$23,920	$28,236
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%		1.00%	1.18%	1.08%	1.06%
After expense waiver#	0.69%		0.70%	0.70%	0.70%	0.73% (b)
Net investment income (loss) to average daily net assets	1.46%		1.06%	1.11%	0.91%	0.45%
Portfolio turnover rate	154%		116%	90%	101%	220%

*	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	Ratio of expenses to average net assets for the year ended October 31, 2001 reflects an expense limitation of 0.70% commencing December 18, 2000 and 0.90% from November 1, 2000 to December 17, 2000.

–  82  –

MAIN STREET FUND

	Period ended 10/31/05†
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.08	***
Net realized and unrealized gain on investments	0.09

Total income from investment operations	0.17

Net asset value, end of period	$10.17

Total Return(a)	1.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$102
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	*
After expense waiver#	0.83%	*
Net investment income to average daily net assets	1.01%	*
Portfolio turnover rate	78%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

–  83  –

CAPITAL APPRECIATION FUND

	Period ended 10/31/05+
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.02	***
Net realized and unrealized gain on investments	0.05

Total income from investment operations	0.07

Net asset value, end of period	$10.07

Total Return(a)	0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$23,856
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%	*
After expense waiver#	0.82%	*
Net investment income to average daily net assets	0.20%	*
Portfolio turnover rate	59%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

–  84  –

CORE GROWTH FUND

	Period ended 10/31/05†
Net asset value, beginning of year	$8.39

Income (loss) from investment operations:
Net investment income	0.07	*
Net realized and unrealized gain on investments	0.67

Total income from investment operations	0.74

Less distributions to shareholders:
From net investment income	(0.04)

Net asset value, end of year	$9.09

Total Return(a)	8.82%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%
After expense waiver#	0.80%
Net investment income to average daily net assets	0.85%
Portfolio turnover rate	35%

*	Per share amount calculated on the average shares method.
†	Class Y commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  85  –

ENHANCED INDEX GROWTH FUND

	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Period ended 10/31/01††
Net asset value, beginning of period	$7.65		$7.41	$6.12	$7.66	$10.00

Income (loss) from investment operations:
Net investment income	0.06	*	0.02	0.03	0.02	0.00	+
Net realized and unrealized gain (loss) on investments	0.60		0.26	1.28	(1.55)	(2.34)

Total income (loss) from investment operations	0.66		0.28	1.31	(1.53)	(2.34)

Less distributions to shareholders:
From net investment income	(0.04)		(0.04)	(0.02)	(0.01)	-

Net asset value, end of period	$8.27		$7.65	$7.41	$6.12	$7.66

Total Return	8.66%	(a)	3.83%	21.42%	(20.03)%	(23.40	)% **
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$33,336		$21,313	$20,154	$15,416	$19,186
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%		1.15%	1.40%	1.29%	1.24%	*
After expense waiver#	0.69%		0.70%	0.70%	0.70%	0.70%	*
Net investment income (loss) to average daily net assets	0.78%		0.36%	0.41%	0.20%	(0.02	)% *
Portfolio turnover rate	127%		112%	69%	65%	68%	**

*	Per share amount calculated on the average shares method.
+	Net investment income is less than $0.01 per share.
††	For the period from December 19, 2000 (commencement of operations) through October 21, 2001.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  86  –

SMALL CAPITALIZATION VALUE FUND

	Year ended 10/31/05†
Net asset value, beginning of year	$13.95

Income (loss) from investment operations:
Net investment loss	(0.02	)***
Net realized and unrealized gain on investments	0.84

Total income from investment operations	0.82

Net asset value, end of year	$14.77

Total Return(a)	5.88%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$641
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%
After expense waiver#	0.90%
Net investment loss to average daily net assets	(0.11)%
Portfolio turnover rate	32%

***	Per share amount calculated on the average shares method.
†	Class Y commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.

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SMALL COMPANY OPPORTUNITIES FUND

	Year ended 10/31/05+
Net asset value, beginning of year	$15.79

Income (loss) from investment operations:
Net investment loss	0.01	*
Net realized and unrealized gain on investments	1.11

Total income from investment operations	1.12

Less distributions to shareholders:
From net realized gains	(0.00	)†

Net asset value, end of year	$16.91

Total Return(a)	7.12%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$14,667
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%
After expense waiver#	0.79%
Net investment loss to average daily net assets	0.07%
Portfolio turnover rate	45%

*	Per share amount calculated on the average shares method.
†	Distributions from net realized gains and tax return of capital are less than $0.01 per share.
+	Class Y commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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GLOBAL FUND

	Period ended 10/31/05†
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.06	***
Net realized and unrealized gain on investments	0.55

Total income from investment operations	0.61

Net asset value, end of period	$10.61

Total Return(a)	6.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,099
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%	*
After expense waiver#	1.03%	*
Net investment income to average daily net assets	0.66%	*
Portfolio turnover rate	25%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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INTERNATIONAL EQUITY FUND

	Year ended 10/31/05††	Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$9.76	$9.54		$6.37		$9.18	$12.14	$16.95

Income (loss) from investment operations:
Net investment income	0.08 ***	0.05	***	0.05	***	0.08 ***	0.08 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	1.97	0.21		3.17		(2.81)	(3.01)	(1.58)

Total income (loss) from investment operations	2.05	0.26		3.22		(2.73)	(2.93)	(1.58)

Less distributions to shareholders:
From net investment income	(0.01)	(0.04)		(0.05)		(0.08)	(0.03)	(0.03)
Tax return of capital	-	-		-		(0.00)†	-	-
From net realized gains	-	-		-		-	-	(3.20)

Total distributions	(0.01)	(0.04)		(0.05)		(0.08)	(0.03)	(3.23)

Net asset value, end of period	$11.80	$9.76		$9.54		$6.37	$9.18	$12.14

Total Return(a)	20.95%	2.75%	**	50.60%		(29.82)%	(24.10)%	(8.97)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$59,211	$39,106		$44,227		$41,795	$51,999	$31,651
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%	1.13%	*	1.12%		1.12%	1.11%	1.18%
After expense waiver#	1.12%	1.11%	*(b)	1.10%	(b)	1.11% (b)	1.10%	N/A
Net investment income to average daily net assets	0.69%	0.66%	*	0.64%		1.07%	0.79%	0.02%
Portfolio turnover rate	26%	32%	**	70%		40%	38%	69%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income and distributions from tax return of capital are less than $ 0.01 per share.
††	Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001, January 1, 2002 through April 30, 2002 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Fund’s fundamental investment restrictions can be found in the Fund’s Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are

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negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, the Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High Yield Fund and the Balanced Fund’s Core Bond Segment can buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs. The aggregate value of the securities underlying the options written by a Fund may not exceed 25% of the Fund’s total assets.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the

–  92  –

dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the High Yield Fund, the Balanced Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Enhanced Index Growth Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund may also enter into futures contracts, including foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to

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achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Industry Concentration

A Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(1)	There is no limitation for U.S. Government Securities.

(2)	In the case of the Money Market Fund, there is no industry concentration limitation for certificates of deposit and bankers’ acceptances issued by domestic banks.

Zero-Coupon and “Stripped” Securities

The Strategic Income Fund can buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies. The Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price. In addition to the Strategic Income Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High Yield Fund and the Balanced Fund’s Core Bond Segment can also invest in these securities.

Participation Interests in Loans

These securities represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. They

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are subject to the risk of default by the borrower as well as credit risks of the servicing agent of the participation interest, which can cause the Strategic Income Fund to lose money on its investment. The Fund can also buy interests in trusts and other entities that hold loan obligations. In that case the Fund will be subject to the trust’s credit risks. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. The Diversified Bond Fund and the High Yield Fund may also invest in these securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed

–  95  –

through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives or policies through a revised prospectus or other written communication.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

You may also obtain copies of the Annual/Semiannual Reports and the SAI at http://www.massmutual.com/retire.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.

Filed pursuant to Rule 497(c)

File No. 33-82366

MASSMUTUAL PREMIER FUNDS

This Prospectus describes Class S shares of the following Funds:

Stable Value	Sub-Advised by:
MassMutual Premier Money Market Fund	Babson Capital Management LLC

Fixed Income
MassMutual Premier Short-Duration Bond Fund	Babson Capital Management LLC
MassMutual Premier Inflation-Protected Bond Fund	Babson Capital Management LLC
MassMutual Premier Core Bond Fund	Babson Capital Management LLC
MassMutual Premier Diversified Bond Fund	Babson Capital Management LLC
MassMutual Premier Strategic Income Fund	Babson Capital Management LLC
MassMutual Premier High Yield Fund	Babson Capital Management LLC

Asset Allocation
MassMutual Premier Balanced Fund	Babson Capital Management LLC

Large Cap Value
MassMutual Premier Value Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Value Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Value Fund II	Babson Capital Management LLC

Large Cap Core
MassMutual Premier Enhanced Index Core Equity Fund	Babson Capital Management LLC
MassMutual Premier Main Street Fund	OppenheimerFunds, Inc.

Large Cap Growth
MassMutual Premier Capital Appreciation Fund	OppenheimerFunds, Inc.
MassMutual Premier Core Growth Fund	Babson Capital Management LLC
MassMutual Premier Enhanced Index Growth Fund	Babson Capital Management LLC

Mid/Small Cap Value
MassMutual Premier Mid-Cap Value Fund	Babson Capital Management LLC
MassMutual Premier Small Capitalization Value Fund	Babson Capital Management LLC

Mid/Small Cap Core
MassMutual Premier Small Company Opportunities Fund	Babson Capital Management LLC

International
MassMutual Premier Global Fund	OppenheimerFunds, Inc.
MassMutual Premier International Equity Fund	OppenheimerFunds, Inc.
MassMutual Premier Focused International Fund	Baring International Investment Limited

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

March 1, 2006

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Summary Information

MassMutual Premier Funds (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 60.

•	Investment return over the past ten years, or since inception if less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of the corresponding series of MassMutual Select Funds. In addition, where indicated, average annual total returns for all classes are based on the performance of the indicated class of shares of a Fund, adjusted for class specific expenses, for periods prior to the inception of such classes.

Performance information provided for some of the Funds is based on either a composite of all portfolios managed by the Fund’s sub-adviser, or on a mutual fund managed by the Fund’s sub-adviser, with investment objectives, policies and investment strategies substantially similar to those of the Funds and without material client-imposed restrictions, and is provided solely to illustrate the sub-adviser’s performance in managing such a portfolio. In such cases, the performance provided does not show the particular Fund’s performance. For the composites, some of these portfolios are mutual funds registered with the SEC and some are private accounts. The performance provided reflects the sub-adviser’s composite or mutual fund performance, adjusted for estimated expenses of each class of the relevant Fund. The investment returns assume the reinvestment of dividends and capital gains distributions. The performance provided does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composites of portfolios were not subject to all of the investment restrictions to which the Funds will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended. No assurance can be given that the Funds’ performance would not have been lower had it been in operation during the periods for which composite or mutual fund performance is provided. The Funds’ performance may have differed due to factors such as differences in cash flows into and out of the Funds, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the sub-advisers is not indicative of future rates of return and is no indication of future performance of the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

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Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows a Fund’s “Net Fund Expenses.” These costs are deducted from a Fund’s assets, which means you pay them indirectly.

Other Information.

On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund) and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) were each named as a defendant in an adversary proceeding brought by Enron, Corp. (“Enron”), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron’s Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties named as defendants, including these Funds and certain affiliates of these Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron’s bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that these Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper’s original issuing documents, that the transactions depleted Enron’s estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to set aside each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

While these Funds believe that they have valid defenses to all claims raised by Enron, these Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron’s court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to these Funds, or if these Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund’s net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

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MassMutual Premier Money Market Fund

Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

Principal Investment Strategies and Risks

The Fund invests in high quality debt instruments that have a remaining maturity not exceeding 397 days. The Fund invests principally in the following types of short-term securities:

•	commercial paper and other corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies; and

•	certificates of deposit and bankers’ acceptances.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s policy is to invest, at the time of purchase, at least 95% of its net assets in Tier 1 securities and no more than 5% of its net assets in Tier 2 securities. In certain circumstances, unrated securities may qualify as Tier 1 or Tier 2 securities if the Fund’s Sub-Adviser, Babson Capital Management LLC (“Babson Capital”), determines that such securities are of comparable quality to Tier 1 or Tier 2 securities.

The principal risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 1.65% for the quarter ended December 31, 2000 and the lowest was 0.14% for the quarters ended December 31, 2003, March 31, 2004 and June 30, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S	2.77%	1.96%	3.72%
Salomon Smith Barney 3-Month Treasury Bill Index(2)	3.00%	2.21%	3.72%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	91-day Treasury Bills are unmanaged and do not incur expenses or reflect any deduction for taxes. Treasury Bills are backed by the full faith and credit of the United States Government and offer a fixed rate of interest, while the Fund’s shares are not guaranteed.

The Fund’s 7-day yield on December 31, 2005 was 3.85%. To obtain the Fund’s current 7-day yield information, please call 1-888-309-3539. MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.10%
Total Annual Fund Operating Expenses	.45%

Less Expense Reimbursement	–
Net Fund Expenses(1)(2)	.45%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$46	$144	$252	$566

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

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MassMutual Premier Short-Duration Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund’s portfolio duration is intended to be three years or less. The Fund’s Sub-Adviser, Babson Capital, may increase the portfolio’s duration when it believes longer-term investments offer higher yields. When Babson Capital believes short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio’s duration may be decreased. Portfolio duration changes within the targeted zero to three-year range are made by reinvesting cash flows and by selective trading.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Derivative Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 3.68% for the quarter ended September 30, 2002 and the lowest was -1.80% for the quarter ended June 30, 2004.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes – Class S	1.96%	4.49%	5.07%
Return After Taxes on Distributions – Class S	0.52%	2.84%	3.07%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	1.27%	2.85%	3.10%
Lehman Brothers 1-3 Year Government Bond Index(2)	1.73%	3.82%	4.88%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.40%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.14%
Total Annual Fund Operating Expenses	.54%

Less Expense Reimbursement	–
Net Fund Expenses(1)(2)	.54%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$55	$173	$302	$676

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

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MassMutual Premier Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its net assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its net assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, Babson Capital, believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 15% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and/or duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain a weighted-average credit quality, at time of initial purchase of AA- or better.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculations of returns in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 4.90% for the quarter ended March 31, 2004 and the lowest was -3.05% for the quarter ended June 30, 2004.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/03)
Return Before Taxes – Class S	2.40%	5.31%
Return After Taxes on Distributions – Class S	0.51%	3.81%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	1.58%	3.67%
Lehman U.S. Treasury Inflation Note Index(2)	2.84%	5.72%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.06%
Total Annual Fund Operating Expenses(1)	.54%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$55	$173	$302	$676

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Capital Prior Performance for All

Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for all accounts with investment objectives, policies and strategies similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 7.90% for the quarter ended September 30, 2002 and the lowest was -2.94% for the quarter ended June 30, 2004.

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Babson Capital Average Annual Total Returns for Similar Accounts(1)

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)
Babson Composite Class S(1)	2.30%	7.36%
Lehman U.S. Treasury Inflation Note Index(2)	2.84%	8.13%

(1) Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. Some of the portfolios are mutual funds registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2) The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Premier Core Bond Fund

Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its net assets in investment grade fixed income debt securities, including:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers; and

•	mortgage-backed and other asset-backed securities.

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may invest up to 10% of its total assets in below investment grade debt securities. The Fund may also invest in money market securities, including commercial paper. Selection of investments for the Fund will be made by the Fund’s Sub-Adviser, Babson Capital, by analyzing overall investment opportunities and risks of various fixed income debt securities and market sectors. Currently, analysis of various factors (which may change over time and in particular cases) include: the potential of high income offered by different types of corporate and government obligations; diversification among industries and issuers, credit ratings, and sectors to reduce the volatility of the Fund’s share price; and the relative value offered by different securities. Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund’s net assets may be restricted or illiquid at the time of purchase.

Babson Capital intends for the Fund’s duration to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. Portfolio duration changes are accomplished through reinvesting cash flow and selective trading. “Duration” is described on page 8.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 4.33% for the quarter ended September 30, 2001 and the lowest was -2.33% for the quarter ended March 31, 1996.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes – Class S	2.15%	5.63%	5.75%
Return After Taxes on Distributions – Class S	0.54%	3.64%	3.58%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	1.40%	3.66%	3.59%
Lehman Brothers Aggregate Bond Index(2)	2.43%	5.87%	6.17%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.11%
Total Annual Fund Operating Expenses	.59%

Less Expense Reimbursement	–
Net Fund Expenses(1)(2)	.59%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$189	$329	$737

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  15  –

MassMutual Premier Diversified Bond Fund

Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in the following types of fixed income debt securities:

•	U.S. dollar-denominated corporate obligations;

•	securities issued or guaranteed by the U.S. Government or its agencies;

•	U.S. dollar-denominated bonds of foreign issuers;

•	private placement bonds, including securities issued pursuant to Rule 144A; and

•	mortgage-backed and other asset-backed securities;

Securities issued by U.S. Government agencies may not be guaranteed by the U.S. Treasury.

The Fund may also invest, to a lesser extent, in the following types of securities:

•	money market securities, including commercial paper;

•	U.S. Treasury futures and forward contracts;

•	interest rate and currency swaps; and

•	options on fixed income investments, including swaptions and interest rate caps and floors.

The average credit quality of the Fund will not be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (including convertible bonds). Investments in below investment grade debt securities will vary based upon market conditions and the amount of additional yield offered in relation to the risk of the instruments. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Fund’s Sub-Adviser, Babson Capital, will make its own credit quality determination. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index. “Duration” is described on page 8.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares(1)

During the periods shown above, the highest quarterly return was 4.09% for the quarter ended June 30, 2003 and the lowest was -1.93% for the quarter ended June 30, 2004.

–  16  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (5/3/99)
Return Before Taxes – Class S	2.05%	6.14%	5.63%
Return After Taxes on Distributions – Class S	0.65%	4.57%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	1.33%	4.32%	3.68%
Lehman Brothers Aggregate Bond Index(2)	2.43%	5.87%	6.01%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses	.70%

Less Expense Reimbursement	(.01%)
Net Fund Expenses(1)(2)	.69%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$71	$223	$389	$869

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  17  –

MassMutual Premier Strategic Income Fund

Investment Objective

The Fund seeks high current income by investing mainly in fixed income debt securities.

Principal Investment Strategies and Risks

The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called “junk bonds”). These debt securities typically include:

•	foreign government and U.S. government bonds and notes,

•	collateralized mortgage obligations (CMOs),

•	other mortgage-related securities and asset-backed securities,

•	participation interests in loans,

•	“structured” notes,

•	lower-grade, high-yield domestic and foreign corporate debt obligations, and

•	“zero-coupon” or “stripped” securities.

Under normal market conditions, the Fund invests in each of these three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Funds Sub-Adviser, OppenheimerFunds, Inc. (“OFI”), believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range – large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities.

The Fund’s foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or to seek higher investment returns. These include options, futures, forward contracts, CMOs and “structured” notes.

In selecting securities to buy or sell for the Fund, OFI analyzes the overall investment opportunities and risks among the three sectors in which the Fund invests. OFI’s overall strategy is to build a broadly- diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors from time to time. When buying or selling securities, OFI currently focuses on the factors below (some of which may vary in particular cases and may change over time), looking for:

•	Securities offering high current income,

•	Overall portfolio diversification by seeking securities whose market prices tend to move in different directions, and

•	Relative values among the three major market sectors in which the Fund invests.

OFI may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund. The Fund’s diversification strategies, both with respect to securities in different sectors, and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund’s share prices while seeking current income.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 60.

–  18  –

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 2.44% for the quarter ended June 30, 2005 and the lowest quarterly return was -1.60% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year		Since Inception (12/31/04)
Return Before Taxes – Class S		2.21%		2.20%
Return After Taxes on Distributions – Class S		0.78%		0.78%
Return After Taxes on Distributions and Sale of Fund Shares – Class S		1.44%		1.06%
Lehman Brothers Aggregate Bond Index(2)		2.43%		2.63%
Citigroup World Government Bond Index(3)	-	6.88%	-	6.76%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3)	The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.22%
Total Annual Fund Operating Expenses	.77%

Less Expense Reimbursement	(.06%)
Net Fund Expenses(1)(2)	.71%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$73	$240	$422	$947

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  19  –

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Strategic Income Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 6.64% for the quarter ended June 30, 2003 and the lowest was -3.35% for the quarter ended September 30, 1998.

OFI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class S*	4.44%	8.93%	7.46%
Lehman Brothers Aggregate Bond Index^	2.43%	5.87%	6.17%
Citigroup World Government Bond Index^^	-6.88%	6.92%	4.99%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Strategic Income Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Strategic Income Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Strategic Income Fund.

^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Citigroup World Government Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  20  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier High Yield Fund

Investment Objective

This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in lower rated fixed income securities, which are commonly known as “junk bonds.”

The Fund invests primarily in high yield (i.e., lower rated) U.S. fixed income securities (junk bonds), including Rule 144A private placements. The Fund may also invest in, among other things, convertible securities, preferred stocks, warrants, bank borrowings and other fixed income securities.

Under normal market conditions, the Fund will have an average dollar-weighted portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and such ranges may change from time to time.

As stated above, the Fund will invest at least 80% of its net assets in lower rated fixed income securities. These securities are considered below investment grade and are commonly known as junk bonds. A lower rated fixed income security is a security that, at the time the Fund acquires the security, is not rated in one of the top four rating categories by either Moody’s Investors Service or Standard & Poor’s, or is an unrated security that the Fund’s Sub-Adviser, Babson Capital, determines to be of comparable quality. Thus, a lower rated fixed income security will be rated below Baa3 by Moody’s Investor’s Service or below BBB- by Standard & Poor’s, or will be an unrated security that Babson Capital determines to be of comparable quality.

Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering either trends or macro economic factors. Babson Capital prefers companies that possess one or more of the following characteristics: strong business position; ability to generate free cash flow to repay debt; favorable capital structure; high level of fixed assets; conservative accounting; and respected management or equity sponsor.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Convertible Securities Risk, Lower-Rated Fixed Income Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares(2)

During the periods shown above, the highest quarterly return was 11.09% for the quarter ended June 30, 2003 and the lowest was -3.03% for the quarter ended June 30, 2001.

–  22  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (9/05/00)
Class S(2)	3.24%	9.48%	8.65%
Lehman Brothers U.S. Corporate High Yield Index(3)	2.74%	8.85%	6.98%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class S shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares.

(3)	The Lehman Brothers U.S. Corporate High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144As are also included. The index includes both corporate and non-corporate sectors. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/01/04)
Return Before Taxes – Class S	3.24%	4.79%
Return After Taxes on Distributions – Class S	0.77%	2.26%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	2.20%	2.66%
Lehman Brothers U.S. Corporate High Yield Index(3)	2.74%	4.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses(1)	.70%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$72	$224	$389	$870

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  23  –

MassMutual Premier Balanced Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

Principal Investment Strategies and Risks

The Fund’s portfolio consists of three segments:

•	The Money Market Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

•	The Core Bond Segment, which invests primarily in investment grade fixed income instruments.

•	The Core Equity Segment, which invests primarily in stocks of large capitalization companies.

The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund’s Sub-Adviser, Babson Capital, about each segment’s potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances, at least 20% and no more than 40% of the Fund’s total assets will be invested in the Core Bond Segment, at least 50% and no more than 70% of the Fund’s total assets will be invested in the Core Equity Segment, and no more than 30% of the Fund’s total assets will be invested in the Money Market Segment. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in the Money Market Segment.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 10.13% for the quarter ended June 30, 2003 and the lowest was -9.67% for the quarter ended September 30, 2002.

–  24  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes – Class S	4.43%	2.18%	5.24%
Return After Taxes on Distributions – Class S	3.68%	1.30%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	3.09%	1.36%	3.58%
S&P 500®Index(2)	4.91%	0.54%	9.07%
Lipper Balanced Fund Index(3)	5.19%	3.51%	7.57%
Lehman Brothers Aggregate Bond Index(4)	2.43%	5.87%	6.17%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3)	The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within each of the investment objective categories for the Balanced Fund. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.13%
Total Annual Fund Operating Expenses	.61%

Less Expense Reimbursement	(.01%	)
Net Fund Expenses(1)(2)	.60%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$61	$194	$339	$760

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  25  –

MassMutual Premier Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of different capitalization ranges. The Fund also can buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund will not invest more than 25% of its total assets in foreign securities.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI, selects securities one at a time. This is called a “bottom up approach.” OFI uses a fundamental analysis to select securities for the Fund that it believes are undervalued. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, OFI currently considers the following factors when assessing a company’s business prospects:

•	Future supply/demand conditions for its key products,

•	Product cycles,

•	Quality of management,

•	Competitive position in the market place,

•	Reinvestment plans for cash generated, and

•	Better-than-expected earnings reports.

Not all factors are relevant for every individual security.

OFI may consider selling a stock for one or more of the following reasons:

•	The stock price has reached its target,

•	The company’s fundamentals appear to be deteriorating, or

•	Better stock selections are believed to have been identified.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares(2)

During the periods shown above, the highest quarterly return was 15.39% for the quarter ended June 30, 2003 and the lowest was -17.77% for the quarter ended September 30, 1998.

–  26  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Ten Years
Class S(2)	1.76%	5.33%	8.93%
Russell 1000® Value Index(3)	7.05%	5.28%	10.94%
S&P 500® Index(4)	4.91%	0.54%	9.07%
S&P 500®/ Barra Large Cap Value Index(5)	6.33%	2.53%	9.44%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006.

(2)	Performance for Class S shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class L shares.

(3)	The Russell 1000® Value Index is an unmanaged index representative of stocks with greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased by investors.

(4)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5)	The S&P 500®/ Barra Large Cap Value Index is an unmanaged index of those common stocks that have the lowest price-to-book ratios comprising half of the aggregate market capitalization of the S&P 500 Index.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class S	1.76%	7.99%
Return After Taxes on Distributions – Class S	1.40%	7.58%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	1.62%	6.79%
Russell 1000® Value Index(3)	7.05%	13.76%
S&P 500® Index(4)	4.91%	10.93%
S&P 500®/ Barra Large Cap Value Index(5)	6.33%	12.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.09%
Total Annual Fund Operating Expenses(1)	.59%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$189	$329	$737

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  27  –

MassMutual Premier Enhanced Index Value Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares(2)

During the periods shown above, the highest quarterly return was 16.52% for the quarter ended June 30, 2003 and the lowest was -18.19% for the quarter ended September 30, 2002.

–  28  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (12/19/00)
Class S(2)	8.09%	5.80%	6.82%
Russell 1000® Value Index(3)	7.05%	5.28%	5.81%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class S shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares.

(3)	The Russell 1000® Value Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater than average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class S	8.09%	14.48%
Return After Taxes on Distributions – Class S	5.97%	12.41%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	6.43%	11.67%
Russell 1000® Value Index(3)	7.05%	13.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.16%
Total Annual Fund Operating Expenses	.66%

Less Expense Reimbursement	(.07%)
Net Fund Expenses(1)(2)	.59%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$204	$361	$815

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  29  –

MassMutual Premier Enhanced Index Value Fund II

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000 Value Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. Babson believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

The Fund’s Sub-Adviser, Babson Capital, uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Value Index, which is an unmanaged index that contains those stocks with a greater than average value orientation among the stocks of the 1,000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values than securities in the growth universe.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are summarized beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 4.57% for the quarter ended September 30, 2005 and the lowest quarterly return was 0.72% for the quarter ended December 31, 2005.

Average Annual Total Returns(1)

for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (10/15/04)
Return Before Taxes – Class S	8.02%	15.17%
Return After Taxes on Distributions – Class S	4.10%	11.57%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	7.79%	11.90%
Russell 1000® Value Index(2)	7.05%	15.18%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  30  –

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.10%
Total Annual Fund Operating Expenses	.60%

Less Expense Reimbursement	(.01%	)
Net Fund Expenses(1)(2)	.59%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$191	$334	$748

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Babson Capital Prior Performance for All

Similar Accounts(1)

The bar chart illustrates the variability of returns achieved by Babson Capital for a composite of all portfolios with investment objectives, policies and investment strategies similar to that of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

During the periods shown above, the highest quarterly return was 16.56% for the quarter ended June 30, 2003 and the lowest was -18.12% for the quarter ended September 30, 2002.

–  31  –

Babson Capital Average Annual

Total Returns for All Similar Accounts(1)

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (6/1/00)
Babson Composite Class S(1)	7.99%	6.40%	7.06%
Russell 1000® Value Index(2)	7.05%	5.28%	5.93%

(1) Performance shown is the composite of all portfolios managed by Babson Capital with investment objectives, policies and investment strategies substantially similar to those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. Some of the portfolios are mutual funds (or portions thereof) registered with the SEC and some are private accounts. The investment returns assume the reinvestment of dividends and capital gain distributions. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future rates of return and is no indication of future performance of the Fund.

(2) The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

–  32  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Enhanced Index Core Equity Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in the active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the S&P 500® Index, which is an unmanaged, broad-based index of common stocks frequently used as a general measure of stock market performance.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by Babson Capital. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. For more information, please see additional disclosure in the Fund’s Statement of Additional Information, which is incorporated by reference into this Prospectus.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares(2)

During the periods shown above, the highest quarterly return was 23.85% for the quarter ended December 31, 1998 and the lowest was -17.55% for the quarter ended December 31, 2000.

–  34  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (8/26/96)
Class S(2)	5.62%	0.25%	7.93%
S&P 500® Index(3)	4.91%	0.54%	8.63%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund changed its investment objective, strategies and policies on December 18, 2000. The performance results shown above would not necessarily have been achieved had the Fund’s current objective, strategies and policies been in effect for the periods for which the performance results are presented.

(2)	Performance for Class S shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares.

(3)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class S	5.62%	11.74%
Return After Taxes on Distributions – Class S	5.42%	11.49%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	3.92%	9.99%
S&P 500® Index(3)	4.91%	10.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses	.70%

Less Expense Reimbursement(1)	(.11%	)
Net Fund Expenses(2)(3)	.59%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$213	$379	$859

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .11% for Class S of the Fund through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  35  –

MassMutual Premier Main Street Fund

Investment Objective

The Fund seeks a high total return.

Principal Investment Strategies and Risks

The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for purchase or sale by the Fund, the Fund’s Sub-Adviser, OFI, uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

•	Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of “bottom-up” models helps to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

•	Fundamental research: OFI uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

•	Judgment: The portfolio is then continuously rebalanced by OFI using the tools described above.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk and Leveraging Risk.

These Risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 4.22% for the quarter ended September 30, 2005 and the lowest quarterly return was -1.90% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class S	5.93%	5.91%
Return After Taxes on Distributions – Class S	5.73%	5.72%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	4.12%	5.03%
S&P 500® Index(2)	4.91%	4.75%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  36  –

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.16%
Total Annual Fund Operating Expenses	.81%

Less Expense Reimbursement	(.21%	)
Net Fund Expenses(1)(2)	.60%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$61	$238	$429	$981

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Main Street Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 22.20% for the quarter ended December 31, 1998 and the lowest was -16.45% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class S*	6.15%	1.53%	8.08%
S&P 500® Index^	4.91%	0.54%	9.07%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Main Street Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Main Street Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Main Street Fund.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  37  –

MassMutual Premier Capital Appreciation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of “growth companies.” These may be newer companies or established companies of any capitalization range that the Fund’s Sub-Adviser, OFI, believes may appreciate in value over the long term.

OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. OFI focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund’s portfolio among industries and market sectors. Currently, OFI looks for:

•	Companies with above-average growth potential,

•	Companies with increasing earnings momentum and a history of positive earnings growth,

•	Stocks with reasonable valuations relative to their growth potential,

•	Companies with the potential for positive earnings surprises, and

•	Growth rates that OFI believes are sustainable over time.

OFI may sell companies from the Fund that it believes no longer meet the above criteria. The Fund currently does not expect to have more than 35% of its net assets invested in foreign securities, although it has the ability to invest in them without limit.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 3.73% for the quarter ended December 31, 2005 and the lowest quarterly return was -2.70% for the quarter ended March 31, 2005.

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class S	4.98%	4.96%
Return After Taxes on Distributions – Class S	4.92%	4.91%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	3.31%	4.22%
S&P 500® Index(2)	4.91%	4.75%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

–  38  –

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.13%
Total Annual Fund Operating Expenses	.78%

Less Expense Reimbursement	(.07%	)
Net Fund Expenses(1)(2)	.71%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$73	$242	$426	$958

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Capital Appreciation Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 29.03% for the quarter ended December 31, 1999 and the lowest was -19.82% for the quarter ended September 30, 2001.

–  39  –

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
OFI Mutual Fund
Class S*	5.12%	-	1.07%	10.54%
S&P 500® Index^	4.91%		0.54%	9.07%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Capital Appreciation Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Capital Appreciation Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Capital Appreciation Fund.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  40  –

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MassMutual Premier Core Growth Fund

Investment Objective

This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

Principal Investment Strategies and Risks

The Fund’s Sub-Adviser, OFI, invests mainly in common stocks of “growth companies.” The Fund currently focuses on stocks of companies having a large or mid-size market capitalization, but this focus could change over time. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

OFI looks for stocks of companies with growth potential, and normally invests in between 60 and 80 companies, to focus the portfolio. Currently, OFI seeks to implement that investment approach by looking for:

•	Companies that have strong revenue growth

•	Companies with above-average earnings growth

•	Companies that we believe can sustain strong revenue and earnings growth

•	Companies that are well established as leaders in growth markets

•	Stocks with attractive valuations relative to their growth potential

OFI may sell companies from the Fund that it believes no longer meet the above criteria.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 17.82% for the quarter ended December 31, 1999 and the lowest was -19.66% for the quarter ended September 30, 2001.

–  42  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years		Since Inception (1/20/98)
Return Before Taxes –Class S	7.39%	-	3.60%	1.78%
Return After Taxes on Distributions – Class S	7.30%	-	3.75%	1.06%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	4.92%	-	3.11%	1.26%
S&P 500® Index(2)	4.91%		0.54%	4.92%
Russell 1000 Growth Index(3)	5.26%	-	3.58%	2.28%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. OFI replaced Babson Capital as the Fund’s Sub-Adviser on January 27, 2006.

(2)	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

(3)	The Russell 1000 Growth Index is an unmanaged index that contains stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.22%
Total Annual Fund Operating Expenses	.77%

Less Expense Reimbursement	(.02%)
Net Fund Expenses(1)(2)	.75%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$244	$426	$951

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  43  –

MassMutual Premier Enhanced Index Growth Fund

Investment Objective

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

Principal Investment Strategies and Risks

Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies included in the Fund’s benchmark index. The Fund’s Sub-Adviser, Babson Capital, believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (1) overweighting high-ranking stocks, (2) underweighting low-ranking stocks (or not holding them at all), and (3) market-weighting those stocks that do not have especially high or low rankings. Neither market timing nor macro economic forecasting are used by Babson Capital in constructing the Fund’s portfolio. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Benchmark Index: The Fund’s benchmark index is the Russell 1000® Growth Index, which is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. Securities in this index tend to exhibit higher price-to-book ratios and higher forecasted growth than the value universe.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares(2)

During the periods shown above, the highest quarterly return was 14.21% for the quarter ended June 30, 2003 and the lowest was -20.60% for the quarter ended March 31, 2001.

–  44  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years		Since Inception (12/19/00)
Class S(2)	5.62%	-	3.33%	-	2.55%
Russell 1000® Growth Index(3)	5.26%	-	3.58%	-	4.31%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	Performance for Class S shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class Y shares.

(3)	The Russell 1000® Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values that securities in the value universe. The Index does not incur expenses and cannot be purchased directly by investors.

	One Year	Since Inception (11/1/04)
Return Before Taxes – Class S	5.62%	11.48%
Return After Taxes on Distributions – Class S	5.54%	11.34%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	3.75%	9.77%
Russell 1000® Growth Index(3)	5.26%	11.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.21%
Total Annual Fund Operating Expenses	.71%

Less Expense Reimbursement	(.12%	)
Net Fund Expenses(1)(2)	.59%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$215	$383	$870

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  45  –

MassMutual Premier Mid-Cap Value Fund

Investment Objective

The Fund seeks long-term capital appreciation primarily through investments in medium-sized companies.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by outperforming the Russell Mid Cap Value Index, while taking a low risk approach to mid cap investing. Under normal market conditions, the Fund will invest at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell Mid Cap Value Index. The range of capitalization of companies included in the Russell Mid Cap Value Index will fluctuate as market prices increase or decrease. The strategy emphasizes bottom-up stock selection. The Funds’ Sub-Adviser, Babson Capital, seeks to construct a diversified portfolio of profitable companies with near to medium term opportunities for improvement that trade at reasonable valuations relative to their peers and preferably below their intrinsic value.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Value Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 60.

Annual Performance

The Fund began operations December 1, 2005, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	1.19%
Total Annual Fund Operating Expenses	1.99%

Less Expense Reimbursement	(1.06%	)
Net Fund Expenses(2)(3)	.93%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$95	$523

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  46  –

Babson Capital Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson Capital for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Mid-Cap Value Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.08% for the quarter ended June 30, 2003 and the lowest was -9.91% for the quarter ended September 30, 2002.

Babson Capital Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares Babson Capital’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (1/2001)
Babson Composite
Class S*	9.61%	15.64%
Russell Mid Cap Value Index^	12.65%	12.21%

* Performance shown is a composite of all portfolios managed by Babson Capital with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The portfolios are private accounts. The composite performance is provided solely to illustrate Babson Capital’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Babson Capital is not indicative of future performance of the Fund.

^ The Russell Mid Cap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  47  –

MassMutual Premier Small Capitalization Value Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

Principal Investment Strategies and Risks

Under normal circumstances, the Fund will invest substantially all (but no less than 80%) of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000® Index. The range of capitalization of companies included in the Russell 2000® Index will fluctuate as market prices increase or decrease.

In selecting securities for investment, the Fund’s Sub-Adviser, Babson Capital, considers common stocks of those companies that satisfy the Fund’s market capitalization criteria, that are currently out of favor with investors, and whose current prices do not adequately reflect, in Babson Capital’s opinion, the ongoing business value of the underlying companies.

The Fund’s investment strategy focuses on bottom-up stock-picking using fundamental analysis, rather than market or economic forecasts. More specifically, the Fund invests in companies that Babson Capital believes possess one or more of the following characteristics: strong financials; proven products or services; dominant market share; sustainable competitive advantage; attractive valuation; potential for improving margins; and potential for accelerating earnings.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Smaller Company Risk, Value Company Risk and Leveraging Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 18.28% for the quarter ended December 31, 2003 and the lowest was -17.90% for the quarter ended September 30, 2002.

–  48  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Since Inception (12/19/00)
Return Before Taxes Class S	-2.98%	10.32%	10.89%
Return After Taxes on Distributions – Class S	-3.48%	9.63%	10.19%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	-1.27%	8.73%	9.24%
Russell 2000® Index(2)	4.55%	8.22%	9.11%
Russell 2000® Value Index(3)	4.71%	13.55%	14.83%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Russell 2000® Index is a broad-based index that consists of the 2000 smallest securities in the Russell 3000® Index (which represents approximately 98% of the U.S. equity market capitalization), representing approximately 8% of the Russell 3000 total market capitalization. This Index is a commonly used measure of the stock performance of small and medium-size companies in the United States. The Index does not incur expenses and cannot be purchased directly by investors.

(3)	The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.70%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.17%
Total Annual Fund Operating Expenses	.87%

Less Expense Reimbursement	(.02%	)
Net Fund Expenses(1)(2)	.85%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$87	$276	$480	$1,069

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  49  –

MassMutual Premier Small Company Opportunities Fund

Investment Objective

This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund’s Sub-Adviser, Babson Capital, to be realistically valued.

Principal Investment Strategies and Risks

Normally, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase by the Fund are within the range of capitalization of companies included in the Russell 2000 Index. The range of capitalization of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease.

The Fund’s Sub-Adviser, Babson Capital, believes that there are persistent stock price inefficiencies in the market for stocks of smaller companies. As a result of limited coverage and ownership, smaller company stocks frequently trade at significant discounts from their intrinsic value. Babson Capital will seek to identify companies that are mispriced as compared with their expected earnings stream.

Although the Fund’s investment process emphasizes fundamental analysis, Babson Capital first uses computer screening and industry sources to narrow the Fund’s investment universe. Babson Capital screens these candidates by looking for further signs of quality and growth, such as revenue and earnings per share growth. Babson Capital then makes decisions using fundamental analysis on stocks that come through its initial screens, emphasizing an issuer’s historic financial performance, balance sheet strength, management capability, profitability and competitive position. Specifically, Babson Capital looks for the following characteristics: sustainable competitive advantage; strong management; long product cycles; pricing flexibility; smaller size as a competitive advantage; high sustained return on investment; above-average earnings per share growth; and attractive valuation. Out of this analysis, Babson Capital selects what it believes to be the best companies for the Fund’s portfolio.

The Fund may purchase stocks in initial public offerings (“IPOs”) and may sell such securities without regard to how long the Fund has held the securities. The market capitalizations of the companies whose securities the Fund purchases in IPOs may be outside the Fund’s market capitalization range stated above.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares(2)

During the periods shown above, the highest quarterly return was 22.08% for the quarter ended June 30, 2001 and the lowest was -19.79% for the quarter ended September 30, 2002.

–  50  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

Return Before Taxes	One Year	Five Years	Since Inception (7/20/98)
Class S(2)	0.09%	11.25%	11.72%
Russell 2000 Index(3)	4.55%	8.22%	6.54%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001. The performance results shown above would not necessarily have been achieved had the Fund’s current strategy been in effect for the periods for which performance results are presented.

(2)	Performance for Class S shares of the Fund for periods prior to its inception date (11/01/04) is based on the performance of Class A shares.

(3)	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

	One Year		Since Inception (11/1/04)
Return Before Taxes – Class S		0.09%	9.48%
Return After Taxes on Distributions – Class S	-	1.23%	8.24%
Return After Taxes on Distributions and Sale of Fund Shares – Class S		1.60%	7.98%
Russell 2000 Index(3)		4.55%	14.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.58%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.12%
Total Annual Fund Operating Expenses	.70%

Less Expense Reimbursement	(.01%	)
Net Fund Expenses(1)(2)	.69%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$71	$223	$389	$869

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  51  –

MassMutual Premier Global Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Fund’s Sub-Adviser, OFI, looks primarily for foreign and U.S. companies with high growth potential. OFI uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

OFI considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. OFI currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

•	Stocks of small-, medium- and large-cap growth-oriented companies worldwide,

•	Companies that stand to benefit from global growth trends,

•	Businesses with strong competitive positions and high demand for their products or services, and

•	Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, OFI considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the period shown above, the highest quarterly return for the Fund was 9.57% for the quarter ended September 30, 2005 and the lowest quarterly return was -3.20% for the quarter ended March 31, 2005.

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Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/04)
Return Before Taxes – Class S	13.90%	13.86%
Return After Taxes on Distributions – Class S	13.76%	13.72%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	9.21%	11.78%
MSCI World Index(2)	9.49%	9.43%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)	The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.26%
Total Annual Fund Operating Expenses	1.06%

Less Expense Reimbursement	(.17%	)
Net Fund Expenses(1)(2)	.89%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$320	$568	$1,277

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  53  –

OFI Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by OFI for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Global Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 36.53% for the quarter ended December 31, 1999 and the lowest was -18.16% for the quarter ended September 30, 2002.

OFI Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2005)

The table compares OFI’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
OFI Mutual Fund
Class S*	14.18%	6.07%	13.80%
MSCI World Index^	9.49%	2.18%	7.04%

* Performance shown is from a mutual fund managed by OFI with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The performance is of the Oppenheimer Global Fund which is registered under the Investment Company Act of 1940 and is provided solely to illustrate OFI’s performance in managing such a portfolio. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The MassMutual Premier Global Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Similar fund performance is not indicative of future rates of return and is no indication of future performance of the MassMutual Premier Global Fund.

^ The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Premier International Equity Fund

Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by having at least 80% of its net assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund’s Sub-Adviser, OFI, focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. OFI also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:

•	Capital Market Development;

•	Telecommunications/Media;

•	Efficiency Enhancing Technologies and Services;

•	Healthcare and Biotechnology;

•	Infrastructure Spending;

•	Emerging Consumer Markets;

•	Corporate Restructuring; and

•	Natural Resources.

The principal risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These risks are described beginning on page 60.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Taxes are not included in the calculation of return in this bar chart. If taxes were included, the returns would be lower than those shown.

Class S Shares

During the periods shown above, the highest quarterly return was 39.46% for the quarter ended December 31, 1999 and the lowest was -29.46% for the quarter ended September 30, 2002.

–  56  –

Average Annual Total Returns(1)

(for the periods ended December 31, 2005)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Five Years	Ten Years
Return Before Taxes – Class S	14.55%	1.47%	8.28%
Return After Taxes on Distributions – Class S	14.40%	1.39%	6.86%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	9.75%	1.26%	6.56%
MSCI EAFE(2)	13.54%	4.55%	5.84%

(1)	Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The performance information shown for periods prior to November 1, 2004 is that of the corresponding series of MassMutual Select Funds, the predecessor to the Fund.

(2)	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.85%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.26%
Total Annual Fund Operating Expenses	1.11%

Less Expense Reimbursement	(.02%	)
Net Fund Expenses(1)(2)	1.09%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$111	$351	$609	$1,348

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	MassMutual has contractually agreed to bear expenses (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expense) through February 28, 2007, to the extent that Net Fund Expenses would otherwise exceed the percentage noted in this table. The agreement cannot be terminated unilaterally by MassMutual.

(2)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges is deducted from Fund assets.

–  57  –

MassMutual Premier Focused International Fund

Investment Objective

The Fund seeks long term capital appreciation.

Principal Investment Strategies and Risks

The Fund will invest a minimum of 90% of its total assets in equity securities (including ADRs, EDRs, GDRs, exchange traded funds and preferred shares). The Fund will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East Index (the “EAFE Index”). The Fund may invest up to 10% of its total assets in options, warrants, convertible securities and fixed income securities.

The Fund will invest such that a country’s percentage weight or its currency weight within the Fund will not vary from its weight within the EAFE Index by more than the following percentage limitations:

•	Europe ex UK – EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);

•	United Kingdom; Japan – EAFE Index +/- 20%, respectively;

•	Australia – EAFE Index +/- 15%; and

•	Other Pacific Basin Countries – EAFE Index +/- 12%, respectively.

The Fund may also invest up to 10% of its total assets in the equity securities of a single issuer. The Fund may not maintain a cash position of more than 10% of its total assets, other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders. The Fund may hedge no more than 10% of its total assets into U.S. dollars other than in connection with subscriptions or redemptions made by Fund shareholders. Investments in U.S. dollar denominated securities of EAFE issuers will not be included in the calculation of the foregoing limitation.

A significant majority of the investments made by the Fund may be denominated in other than U.S. currency. The Fund’s Sub-Adviser, Baring International Investment Limited (“Baring”) defines currency risk to include absolute currency risk, which is the risk associated with holding investment assets in other than an investor’s base currency (in the case of the Fund, U.S. dollars) and relative currency risk which is the risk associated with deviation from the EAFE Index currency weightings. The Fund may employ hedging techniques, including cross hedging, to address one or both of these sources of risk. Baring may actively manage currencies to hedge toward the benchmark or seek to add value through currency exposures independent of stock and benchmark considerations. Baring will never initiate sales of currencies in forward markets that will in total be greater than 15% of the Fund’s value. Investors must be prepared to bear the full currency risk of their investment. Fluctuations in the rate of exchange between the U.S. dollar and other currencies may have a significant impact on the returns realized by the Fund and its investors.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These risks are described beginning on page 60.

Annual Performance

The Fund began operations December 1, 2005, and does not have a full calendar year of returns. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund does not have a full calendar year of returns, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  58  –

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.90%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	2.20%
Total Annual Fund Operating Expenses	3.10%

Less Expense Reimbursement	(1.95%	)
Net Fund Expenses(2)(3)	1.15%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$117	$775

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) at these amounts through February 28, 2007. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Baring Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Baring for accounts with investment objectives, policies and investment strategies similar to that of the Fund. The performance does not represent the historical performance of the MassMutual Premier Focused International Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 17.54% for the quarter ended June 30, 2003 and the lowest was -19.00% for the quarter ended March 31, 2001.

Baring Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2005)

The table compares Baring’s investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Five Years	Since Inception (7/2000)
Baring Composite
Class S*	18.06%	5.36%	-	2.17%
MSCI EAFE^	13.54%	4.55%		2.32%

* Performance shown is a composite of all portfolios managed by Baring with substantially similar investment objectives, policies and investment strategies as those of the Fund and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class S expenses. The composite performance is provided solely to illustrate Baring’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Baring is not indicative of future performance of the Fund.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  59  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk – Money Market/Bond Funds

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Money Market Fund, the Short-Duration Bond Fund, the Inflation Protected, the Core Bond Fund, the Balanced Fund’s Core Bond Segment, the Diversified Bond Fund, the Strategic Income Fund and the High Yield Fund are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is defined on page 8 of the Prospectus and in the Statement of Additional Information. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

•	Market Risk – Equity Funds

The Core Equity Segment of the Balanced Fund, the Value Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Core Growth Fund, the Enhanced Index Growth Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Small Company Opportunities Fund, the Global Fund, the International Equity Fund and the Focused International Fund are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Short-Duration Bond Fund, the Core Bond

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the funds, their investments and the related risks.

–  60  –

Fund, the Diversified Bond Fund, the Strategic Income Fund, the Core Bond Segment of the Balanced Fund and the High Yield Fund to the extent they invest in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. The Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. All the Funds are subject to management risk because those Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk. Accordingly, the Funds may be subject to liquidity risk.

•	Derivative Risk. All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated.

–  61  –

The Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. The Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. The Funds are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Capital Appreciation Fund, the Small Company Opportunities Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund generally have the greatest exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Capital Apprciation Fund, the Core Growth Fund, the Enhanced Index Growth Fund, the Global Fund, the International Equity Fund and the Focused International Fund generally have the greatest exposure to this risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Value Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Mid-Cap Value Fund and the Small Capitalization Value Fund generally have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded.

–  62  –

All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. The High Yield Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so. In addition to the High Yield Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Balanced Fund’s Core Bond Segment generally have the greatest exposure to this risk.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which the High Yield Fund and Strategic Income Fund invest, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

These Funds may hold any portion of their assets in lower rated ( i.e., below investment grade) securities. Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

Since the Funds may invest in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default), the Funds may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. In addition to the High Yield Fund and Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund and the Balanced Fund’s Core Bond Segment generally have the greatest exposure to this risk.

•	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in higher capital gains taxes. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Risk	Money Market Fund	Short-Duration Bond Fund	Inflation Protected Bond Fund	Core Bond Fund	Diversified Bond Fund	Strategic Income Fund	High Yield Fund	Balanced Fund	Value Fund

Market Risk	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X

Prepayment Risk		X	X	X	X	X	X	X

Liquidity Risk			X	X	X	X	X	X	X

Derivative Risk		X	X	X	X	X	X	X	X

Foreign Investment Risk			X	X	X	X	X	X	X

Emerging Markets Risk				X	X	X	X	X	X

Currency Risk			X	X	X	X	X	X	X

Smaller Company Risk									X

Growth Company Risk

Value Company Risk									X

Leveraging Risk		X	X	X	X	X		X	X

Convertible Securities Risk		X		X	X		X	X	X

Lower-Rated Fixed Income Securities Risk		X		X	X	X	X	X

Preferred Stock Risk							X		X

Portfolio Turnover Risk							X		X

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Risk	Enhanced Index Value Fund	Enhanced Index Value Fund II	Enhanced Index Core Equity Fund	Main Street Fund	Capital Appreciation Fund	Core Growth Fund	Enhanced Index Growth Fund	Mid-Cap Value Fund	Small Capitalization Value Fund	Small Company Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund

Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment Risk

Liquidity Risk	X	X	X		X		X	X	X	X	X	X	X

Derivative Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Foreign Investment Risk					X	X		X		X	X	X	X

Emerging Markets Risk											X	X

Currency Risk					X	X		X		X	X	X	X

Smaller Company Risk					X			X	X	X	X		X

Growth Company Risk					X	X	X			X	X		X

Value Company Risk	X	X						X	X

Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X	X

Convertible Securities Risk

Lower-Rated Fixed Income Securities Risk

Preferred Stock Risk

Portfolio Turnover Risk	X	X	X			X	X	X		X			X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2005, MassMutual, together with its subsidiaries, had assets under management in excess of $390 billion.

MassMutual will be paid an investment management fee based on a percentage of each Fund’s average daily net assets as follows: .35% for the Money Market Fund, .40% for the Short-Duration Bond Fund, .48% for the Inflation-Protected Bond Fund, .48% for the Core Bond Fund, .50% for the Diversified Bond Fund, .55% for the Strategic Income Fund, .50% for the High Yield Fund, .48% for the Balanced Fund, .50% for the Value Fund, .50% for the Enhanced Index Value Fund, .50% for the Enhanced Index Value Fund II, .50% for the Enhanced Index Core Equity Fund, .65% for the Main Street Fund, .65% for the Capital Appreciation Fund, .55% for the Core Growth Fund, .50% for the Enhanced Index Growth Fund, .80% for the Mid-Cap Value Fund, .70% for the Small Capitalization Value Fund, .58% for the Small Company Opportunities Fund, .80% for the Global Fund, .85% for the International Equity Fund and .90% for the Focused International Fund.

A discussion regarding the basis for the board of trustees approving any investment advisory contract of the Funds is available in either the Funds’ semi-annual report to shareholders dated April 30, 2005 or will be available in the Funds’ semi-annual report to shareholders dated April 30, 2006 or the Funds’ annual report to shareholders dated October 31, 2006.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee range for Class S shares of the Funds is .0144% to .1800%.

MassMutual Contracts with the following Sub-Advisers to help manage the Funds:

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02110, manages the investments of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Enhanced Index Value Fund, Enhanced Index Value Fund II, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund, Mid-Cap Value Fund, Small Capitalization Value Fund and Small Company Opportunities Fund. Babson Capital has provided investment advice to individual and institutional investors for more than 60 years and had assets under management as of December 31, 2005 of more than $92 billion.

William M. Awad III

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Awad is a Chartered Financial Analyst with over 17 years of industry experience. Prior to joining Babson Capital in 2001, Mr. Awad worked as an auditor at State Street Bank & Trust and later served as assistant portfolio manager at Neworld Bank, as senior mortgage strategist at Scudder, Stevens & Clark and as portfolio manager at Fleet Investment Advisors.

Chris C. Cao

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II and the Enhanced

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Index Core Equity Segment of the Balanced Fund with Michael Farrell. Mr. Cao, a Chartered Financial Analyst, has over six years of investment experience. Mr. Cao joined Babson Capital in 2001. Prior to that time, Mr. Cao had worked for Aeltus Investment Management and more recently at INVESCO. Mr. Cao and Mr. Farrell are assisted by a team of Babson Capital professionals.

Christopher M. Crooks

is a portfolio manager of the Small Company Opportunities Fund. Mr. Crooks, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 12 years of investment experience. Prior to joining Babson Capital in 2003, Mr. Crooks was a Managing Director at Commerce Capital Markets where he worked as an analyst.

Ronald Desautels

shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Nagle. Mr. Desautels has managed these Funds since inception. Mr. Desautels, a Managing Director of Babson Capital, is a Chartered Financial Analyst with 29 years of investment experience and has been associated with MassMutual since 1985.

Steven A. Dray

is a portfolio manager of the Small Company Opportunities Fund. Mr. Dray, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over ten years of investment experience. Prior to joining Babson Capital in 2001, he was with Strong Capital Management for five years where he worked as an analyst and then as an associate portfolio manager.

Michael Farrell

shares primary responsibility for managing the Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II and the Enhanced Index Core Equity Segment of the Balanced Fund with Mr. Cao. He is also responsible for asset allocation for the Balanced Fund. Mr. Farrell, a Managing Director of Babson Capital, has 18 years of investment experience. Mr. Farrell joined Babson Capital in April, 2000. Prior to that time, Mr. Farrell had worked for Aeltus Investment Management since 1992.

Jill Fields

is principally responsible for the day-to-day management of the High Yield Fund and the high yield segment of the Diversified Bond Fund. Ms. Fields, a Managing Director of Babson Capital, joined Babson Capital in 2000. Prior to that time, Ms. Fields had worked for ITT Hartford Insurance Companies as the Director of Corporate Bond Research and more recently at MassMutual as an investment professional.

Daniel J. Goldfarb

is a portfolio manager of the Small Company Opportunities Fund. Mr. Goldfarb, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 19 years of investment experience. Prior to joining Babson Capital in 1995, he served as a research analyst with Wilmington Trust.

Marilyn Mendel Han

is a co-portfolio manager of the Small Capitalization Value Fund, along with Mr. James and Ms. Prasad. Ms. Mendel Han, a Managing Director of Babson Capital, has over 19 years of industry experience. Prior to joining Babson Capital in 1994, she served as an investment banker at Bear Stearns, a sales and trading associate at Chemical Bank, and a financial planning analyst at Morgan Stanley.

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Lance F. James

is a co-portfolio manager of the Small Capitalization Value Fund, along with Ms. Mendel Han and Ms. Prasad, and of the Mid-Cap Value Fund, along with Mr. Kylander. Mr. James, a Managing Director at Babson Capital, is the head of the firm’s Small/Mid Cap Value Team that provides research and portfolio management for the Fund. Mr. James has over 24 years of investment experience. Prior to joining Babson Capital in 1986, he spent time at Rockwell International Corporation, EBF Associates of Boston and later at Hewitt Associates.

Mary Wilson Kibbe

is principally responsible for the day-to-day management of the Money Market Fund, and the Money Market Segment of the Balanced Fund and is head of the investment team primarily responsible for the day-to-day management of the Short-Duration Bond Fund, Inflation-Protected Bond Fund, Core Bond Fund, Diversified Bond Fund, and the Core Bond Segment of the Balanced Fund. Ms. Kibbe, a Managing Director of Babson Capital, has over 30 years of industry experience and has been associated with MassMutual since 1982. She is responsible for overseeing all public fixed income trading for Babson Capital.

Stephen E. Kylander

is a co-portfolio manager of the Mid-Cap Value Fund, along with Mr. James. Mr. Kylander, a Managing Director at Babson Capital, has over 17 years of industry experience. Prior to joining Babson Capital in 1999, Mr. Kylander spent time at The Yarmouth Group, LEK Consulting Group and The First Boston Corporation.

Stephen F. Libera

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Libera, a Managing Director of Babson Capital, is a Chartered Financial Analyst with more than 31 years of investment experience. Prior to joining Babson Capital in 2000, Mr. Libera worked at Oppenheimer Funds and prior to that worked as a Senior Portfolio Manager at Connecticut Mutual Life Company.

David L. Nagle

is a member of the investment team primarily responsible for the day-to-day management of the Core Bond Fund, the Diversified Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Nagle shares principle responsibility for the day-to-day management of the Short-Duration Bond Fund and the Inflation-Protected Bond Fund with Mr. Desautels. Mr. Nagle, a Chartered Financial Analyst, has more than 20 years of investment experience with Babson Capital.

Mitali Prasad

is a co-portfolio manager of the Small Capitalization Value Fund, along with Mr. James and Ms. Mendel Han. Ms. Prasad, a Managing Director of Babson Capital, is a Chartered Financial Analyst with over 12 years of industry experience. She joined Babson Capital in 1994.

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Baring International Investment Limited (“BIIL”), an indirect wholly-owned subsidiary of MassMutual, located at 155 Bishopsgate, London EC2M-3XY, manages the investments of the Focused International Fund. BIIL is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “BAM Group”). As of December 31, 2005 the BAM Group managed US$34.79 billion on behalf of clients located around the world. Portfolio construction for the Focused International Fund is the responsibility of the Global Equity Group - a team of seven senior investors who represent the diverse skills required to construct EAFE portfolios. One of these seven team members holds primary responsibility for this Fund:

Christopher J.D. Lees, CFA

has been a member of the Global Equity Group since its inception in 2002 and was made the Head of the Global Sector Teams in 2002. He is an Investment Manager responsible for EAFE and Global portfolios. From 1994 until 2002 Chris was located in Boston as a member of the US Equity Team. During his tenure in North America he was lead manager for the Baring American Growth Trust and the Baring North America Fund and was also the Head of the Consumer Discretionary Global Sector Team. Chris joined Baring Asset Management in 1990 as a graduate trainee, working just with the Fixed Income Team, the UK Equity Team, and then the UK Asset Allocation Team.

OppenheimerFunds, Inc. (“OFI”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281, manages the investments of the Strategic Income Fund, Value Fund, Main Street Fund, Capital Appreciation Fund, Core Growth Fund, Global Fund and International Equity Fund. OFI is a majority owned, indirect subsidiary of MassMutual. Together with its controlled affiliates, as of December 31, 2005, OFI managed assets of approximately $204 billion.

Marc L. Baylin

is a co-portfolio manager of the Capital Appreciation Fund. Mr. Baylin, a Chartered Financial Analyst, is a Vice President of OFI. Prior to joining OFI in September 2005, he was a Managing Director and lead portfolio manager on a large-cap growth strategy at JP Morgan Asset Management for three years. Prior to that, he was with T. Rowe Price Associates for nearly ten years.

Rajeev Bhaman

is the portfolio manager of the Global Fund. Mr. Bhaman, a Chartered Financial Analyst, has been a Vice President of OFI since 1996. Prior to joining the Global Equity Investment team at OFI in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

George R. Evans

has been primarily responsible for the day-to-day management of the International Equity Fund since its inception. Mr. Evans, a Chartered Financial Analyst, is a Senior Vice President and Portfolio Manager of OFI and has been with OFI since 1990. Prior to joining OFI in 1990, he was a Securities Analyst and Portfolio Manager at Brown Brothers Harriman & Company.

Christopher Leavy

is the portfolio manager of the Value Fund. Mr. Leavy is a Senior Vice President of OFI. Prior to joining OFI in 2000, Mr. Leavy was a portfolio manager with Morgan Stanley Dean Witter Investment Management since 1997.

Nikolaos D. Monoyios

is a co-portfolio manager of the Main Street Fund. Mr. Monoyios is a Senior Vice President of OFI . Prior to joining OFI in 1998, Mr. Monoyios was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company for over 17 years.

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David Poiesz

is the portfolio manager of the Core Growth Fund. Mr. Poiesz has been a Senior Vice President and Director of Growth Equities of OFI since June 2004. Prior to joining OFI, Mr. Poiesz was Senior Portfolio Manager at Merrill Lynch from October 2002 to May 2004, founding partner of RiverRock Capital LLC, a hedge fund product, from April 1999 to July 2001 and portfolio manager at Jennison Associates from November 1992 to March 1999.

Marc R. Reinganum

is a portfolio manager of the Main Street Fund. Dr. Reinganum is a Vice President of OFI. Prior to joining OFI in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

Arthur P. Steinmetz

is the portfolio manager of the Strategic Income Fund. Mr. Steinmetz is a Senior Vice President of OFI. Prior to joining OFI in 1986, Mr. Steinmetz was an Analyst with PaineWebber where his responsibilities dealt with derivative securities.

William L. Wilby

is a Senior Vice President of OFI, and is a co-portfolio manager of the Capital Appreciation Fund. Dr. Wilby, a Chartered Financial Analyst with over 23 years of asset management experience, has been with OFI since 1991. Before joining OFI in 1991, Mr. Wilby was an International Investment Strategist at Brown Brothers Harriman & Co. Prior to Brown Brothers, he was a Managing Director and Portfolio Manager at AIG Global Investors. He joined AIG from Northern Trust Bank in Chicago, where he was an International Pension Manager. Before beginning his Portfolio Management career, Mr. Wilby was an International Financial Economist at Northern Trust Bank and at the Federal Reserve Bank in Chicago.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser. MassMutual will not rely on this authority for any Fund unless the Fund’s shareholders have approved this arrangement. As of the date of this Prospectus, the shareholders of the Money Market Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the Balanced Fund, the Enhanced Index Value Fund II, the Main Street Fund, the Capital Appreciation Fund, the Mid-Cap Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund have previously approved this arrangement.

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About the Classes of Shares

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class S shares. Class A shares have up-front sales charges and Class N shares have contingent deferred sales charges. Only Class A and Class N shares charge Rule 12b-1 fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through other distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class S shares of the Funds may also be purchased by the following Eligible Purchasers:

Class S Shares

Eligible Purchasers.  Class S shares may be purchased by:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $100 million;

•	Certain non-qualified deferred compensation plans;

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $100 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class S shares.

Additionally, shareholders of the Core Bond Fund, the Core Growth Fund and the Small Capitalization Value Fund who held shares of those Funds prior to October 31, 2004 may purchase Class S shares of the Core Bond Fund, the Core Growth Fund and the Small Capitalization Value Fund, respectively.

Shareholder and Distribution Fees. Class S shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of your money is invested in the Fund or Funds of your choice. Class S shares do not have deferred sales charges or any Rule 12b-1 fees.

Compensation to Intermediaries

MassMutual may directly, or through the Distributor, pay up to .25% of the amount invested to intermediaries who provide services on behalf of Class S shares. This compensation is paid by MassMutual, not from Fund assets. The payments on account of Class S shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class S shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments.

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No additional fees are paid by the Funds under these plans. Where Class S shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class S shares will be paid quarterly, in arrears.

MassMutual may also make payments, out of its own assets, to intermediaries, including broker-dealers, insurance agents and other service providers, that result in the sale of certain of MassMutual’s variable annuity contracts. The Funds are underlying investment options for these contracts.

This compensation may take the form of:

•	Payments to administrative service providers that provide enrollment, recordkeeping and other services to pension plans that own MassMutual’s variable annuity contracts;

•	Cash and non-cash benefits, such as bonuses and allowances or prizes and awards, for certain brokers, administrative service providers and MassMutual insurance agents;

•	Payments to intermediaries for, among other things, training of sales personnel, conference support, marketing or other services provided to promote awareness of MassMutual’s products;

•	Payments to broker-dealers and other intermediaries that enter into agreements providing the Distributor with access to representatives of those firms for the sale of its variable annuity contracts or with other marketing or administrative services with respect to these contracts; and

•	Payments under agreements with MassMutual not directly related to the sale of specific variable annuity contracts, such as educational seminars and training or pricing services.

These compensation arrangements are not offered to all intermediaries and the terms of the arrangements may differ among intermediaries. These arrangements may provide an intermediary with an incentive to recommend one mutual fund over another, one share class over another, or one insurance or annuity contract over another. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the Funds or any contract using the Funds as investment options. You may contact your intermediary to find out more information about the compensation they may receive in connection with your investment.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”) plus any initial sales charge that applies. The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the order is received and accepted by the transfer agent, MassMutual or another intermediary. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the transfer agent, MassMutual or another intermediary. You will usually receive payment for your shares within 7 days after your redemption request is received and accepted. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

Generally, you can exchange shares of one Fund for the same class of shares of another Fund, except in those cases when exchanges are not permitted, as described below in “Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004.” An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the exchange request is received and accepted by the transfer agent, MassMutual or another intermediary. Exchange requests involving a purchase into the Global Fund, International Equity Fund or Focused International Fund however, will not be accepted if received by the transfer agent, MassMutual or another intermediary after the earlier of 2:30 p.m. Eastern Time or the market close, on any Business Day. Furthermore, exchange requests involving a purchase into the Global Fund, International Equity Fund or Focused International Fund will not be accepted if you have already made a purchase followed by a redemption involving the same Fund within the last 30 days. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit, restrict or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy; or

•	the Fund would be unable to invest the funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. Excessive trading and/or market timing activity involving the Funds can disrupt the management of the Funds. These disruptions can result in increased expenses and can have an adverse effect on fund performance.

MassMutual has adopted policies and procedures to help identify those individuals or entities MassMutual determines may be engaging in excessive trading and/or market timing trading activities. MassMutual monitors trading activity to enforce these procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent excessive trading and/or market timing trading activities, there can be no assurance that MassMutual will be able to identify all those who trade excessively or employ a market timing strategy and curtail their trading in every instance.

The monitoring process involves scrutinizing transactions in fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Trading activity identified by either, or a combination, of these factors, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might constitute excessive trading and/or market timing activity. When trading activity is determined by a Fund or MassMutual, in their sole discretion, to be excessive in nature, certain account related privileges, such as the ability to place purchase, redemption and exchange orders over the internet, may be suspended for such account.

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The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Placing Transaction Orders—For Shareholders holding shares of the Trust prior to November 1, 2004

Shareholders of the Trust who held their shares prior to November 1, 2004 (when the Trust’s name changed from The DLB Fund Group) and who previously placed transaction orders directly with the Trust through a DLB Fund Coordinator, will place trades by telephone or in writing directly with Investors Bank & Trust Company (“IBT”), the Trust’s Transfer Agent. With respect to shares received on November 1, 2004 by former DLB Fund Group investors, transaction orders are limited to purchases and redemptions. These shares may not be exchanged for shares of another Fund of the Trust.

Transaction Orders by Telephone

Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to IBT. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 877-766-0014. Persons electing to place transaction orders by telephone are able to do so through the following dedicated telephone number: MassMutual Premier Funds Transaction Line, 800-860-2232.

Transaction Orders in Writing

If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to IBT. Transaction orders placed in writing should be addressed to Investors Bank & Trust Company, Attn: Transfer Agency Operations, PO Box 642, Boston, MA 02116-0642 and should include the following information:

•	A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•	The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.

•	The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to IBT.

Determining Net Asset Value

The Trust calculates the Net Asset Value (“NAV”) of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. Securities are typically valued on the basis of valuations furnished by a pricing service. However, valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange

–  74  –

or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects) in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets for taxable years beginning on or before December 31, 2008. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments). Each Fund also intends to distribute substantially all of its net realized long- and short-term capital gains, if any, after giving effect to any available capital loss carryovers. For each Fund, other than the Money Market Fund,

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distributions, if any, are declared and paid at least annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder. The net income of the Money Market Fund, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day the Exchange is open. All the net income is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of the Money Market Fund at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of the Money Market Fund consists of all interest income accrued on its portfolio, plus realized gains and minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

If the Money Market Fund incurs or anticipates any unusual expense, loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Fund would consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances. For example, if the Money Market Fund’s net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Fund might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses, losses or depreciation might result in an investor receiving no dividends for the period during which the shares were held and in receiving upon redemption a price per share lower than the purchase price.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds other than the Global Fund, the International Equity Fund and the Focused International Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the Global Fund, the International Equity Fund and the Focused International Fund, however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Under current law, dividends (other than capital gain dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Under the American Jobs Creation Act of 2004 signed by President Bush on October 22, 2004, effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund is no longer required to withhold any amounts with respect to distributions of net short-term capital gains in excess of net long-term capital losses that the Fund properly designates nor with respect to distributions of U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by a foreign person. This provision first applies to a Fund in its taxable year beginning November 1, 2005.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). The Mid-Cap Value Fund and Focused International Fund each commenced operations December 1, 2005 and do not have financial results. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MONEY MARKET FUND

	Year ended 10/31/05	Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†		Year ended 12/31/00†
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00		$0.99

Income (loss) from investment operations:
Net investment income	0.02 ***	0.01	***	0.01	***	0.01 ***	0.04	***	0.06	***
Net realized and unrealized gain (loss) on investments	0.00	0.00	††	0.00	††	0.01	0.00	††	(0.00	)††

Total income from investment operations	0.02	0.01		0.01		0.02	0.04		0.06

Less distributions to shareholders:
From net investment income	(0.02)	(0.01)		(0.01)		(0.02)	(0.04)		(0.05)
From net realized gains	-	(0.00	)††	(0.00	)††	-	-		-

Total distributions	(0.02)	(0.01)		(0.01)		(0.02)	(0.04)		(0.05)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Total Return(a)	2.42%	0.59%	**	0.69%		1.42%	4.14%		6.37%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$214,152	$255,835		$269,275		$332,076	$392,587		$389,011
Ratio of expenses to average daily net assets:
Before expense waiver	0.45%	0.48%		0.45%		0.45%	0.45%		0.45%
After expense waiver#	0.45%	N/A		N/A		N/A	N/A		N/A
Net investment income to average daily net assets	2.36%	0.70%	*	0.70%		1.43%	4.03%		6.22%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Amounts have been restated to reflect stock splits.
††	Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
++	For the period from January 1, 2004 through October 31, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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SHORT-DURATION BOND FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.64	$10.36		$10.41	$10.08	$10.01	$9.97

Income (loss) from investment operations:
Net investment income	0.37 ***	0.30	***	0.39 ***	0.45 ***	0.54 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	(0.24)	(0.02)		(0.01)	0.33	0.10	0.02

Total income from investment operations	0.13	0.28		0.38	0.78	0.64	0.65

Less distributions to shareholders:
From net investment income	(0.40)	-		(0.43)	(0.45)	(0.57)	(0.61)
From net realized gains	(0.03)	-		-	-	-	-

Total distributions	(0.43)	-		(0.43)	(0.45)	(0.57)	(0.61)

Net asset value, end of period	$10.34	$10.64		$10.36	$10.41	$10.08	$10.01

Total Return(a)	1.33%	2.70%	**	3.68%	7.75%	6.42%	6.48%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$157,275	$128,695		$127,246	$146,276	$161,988	$182,669
Ratio of expenses to average daily net assets:
Before expense waiver	0.54%	0.54%	*	0.54%	0.54%	0.54%	0.54%
After expense waiver#	0.54%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.54%	3.48%	*	3.67%	4.38%	5.19%	6.15%
Portfolio turnover rate	114%	78%	**	41%	19%	24%	55%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%.

–  78  –

INFLATION-PROTECTED BOND FUND

	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.68	$10.00		$10.00

Income (loss) from investment operations:
Net investment income	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	(0.30)	0.34		-

Total income from investment operations	0.26	0.68		0.00

Less distributions to shareholders:
From net investment income	(0.30)	-		-
From net realized gains	(0.01)	-		-

Total distributions	(0.31)	-		-

Net asset value, end of period	$10.63	$10.68		$10.00

Total Return(a)	2.49%	6.80%	**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$141,438	$84,021		$10,521
Ratio of expenses to average daily net assets:
Before expense waiver	0.54%	0.61%	*	-	‡
After expense waiver#	N/A	0.58%	*	N/A	‡
Net investment income to average daily net assets	5.24%	3.90%	*	0.00%	‡
Portfolio turnover rate	7%	4%	**	N/A

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	The Fund commenced operations on December 31, 2003.
††	For the period from January 1, 2004 through October 31, 2004.
‡	Amounts are de minimis due to short period of operations.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended December 31, 2003 and the period ended October 31, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

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CORE BOND FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.02	$11.06		$11.29	$10.85	$10.70	$10.14

Income (loss) from investment operations:
Net investment income	0.44 ***	0.35	***	0.42 ***	0.54 ***	0.63 ***	0.68 ***
Net realized and unrealized gain (loss) on investments	(0.34)	0.10		0.18	0.41	0.21	0.43

Total income from investment operations	0.10	0.45		0.60	0.95	0.84	1.11

Less distributions to shareholders:
From net investment income	(0.08)	(0.39)		(0.68)	(0.48)	(0.60)	(0.55)
From net realized gains	-	(0.10)		(0.15)	(0.03)	(0.09)	-

Total distributions	-	(0.49)		(0.83)	(0.51)	(0.69)	(0.55)

Net asset value, end of period	$11.04	$11.02		$11.06	$11.29	$10.85	$10.70

Total Return(a)	1.00%	4.11%	**	5.32%	8.71%	7.92%	10.99%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$828,275	$780,442		$814,837	$1,252,515	$887,641	$758,554
Ratio of expenses to average daily net assets:
Before expense waiver	0.59%	0.60%	*	0.59%	0.59%	0.60%	0.59%
After expense waiver#	0.59%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.98%	3.75%	*	3.62%	4.83%	5.61%	6.38%
Portfolio turnover rate	219%	178%	**	146%	187%	68%	39%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

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DIVERSIFIED BOND FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$11.10	$10.64		$10.10	$9.71	$9.59	$9.56

Income (loss) from investment operations:
Net investment income	0.44 ***	0.36	***	0.48 ***	0.53 ***	0.61 ***	0.66	***
Net realized and unrealized gain (loss) on investments	(0.31)	0.10		0.38	0.29	0.07	0.03

Total income from investment operations	0.13	0.46		0.86	0.82	0.68	0.69

Less distributions to shareholders:
From net investment income	(0.39)	-		(0.29)	(0.43)	(0.56)	(0.66)
Tax return of capital	-	-		-	-	-	(0.00	)†
From net realized gains	(0.05)	-		(0.03)	-	-	-

Total distributions	(0.44)	-		(0.32)	(0.43)	(0.56)	(0.66)

Net asset value, end of period	$10.79	$11.10		$10.64	$10.10	$9.71	$9.59

Total Return(a)	1.10%	4.42%	**	8.48%	8.41%	7.11%	7.19%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$157,993	$104,200		$74,735	$39,147	$29,054	$26,790
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.66%	*	0.69%	0.70%	0.66%	0.69%
After expense waiver#	0.69%	N/A		N/A	0.70%	0.64%	0.68%
Net investment income to average daily net assets	4.06%	4.02%	*	4.57%	5.31%	6.13%	6.71%
Portfolio turnover rate	137%	84%	**	105%	76%	62%	15%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from tax return of capital is less than $0.01 per share.
+	For the period January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001, the period January 1, 2002 through April 30, 2002 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

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STRATEGIC INCOME FUND

	Period ended 10/31/05†
Net asset value, beginning of year	$10.00

Income (loss) from investment operations:
Net investment income	0.36	***
Net realized and unrealized loss on investments	(0.29)

Total income from investment operations	0.07

Net asset value, end of year	$10.07

Total Return(a)	0.70%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%	*
After expense waiver#	0.71%	*
Net investment income to average daily net assets	4.33%	*
Portfolio turnover rate	159%	**

*	Annualized.
**	Percentage represents the results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

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HIGH YIELD FUND

Year ended 10/31/05†
Net asset value, beginning of period	$10.39

Income (loss) from investment operations:
Net investment income	0.78 *
Net realized and unrealized loss on investments	(0.37)

Total income from investment operations	0.41

Less distributions to shareholders:
From net investment income	(0.13)

Net asset value, end of period	$10.67

Total Return(a)	3.96%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$24,644
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%
After expense waiver#	0.70%
Net investment income to average daily net assets	7.37%
Portfolio turnover rate	59%

*	Per share amount calculated on the average shares method.
†	Class S commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  83  –

BALANCED FUND

	Year ended 10/31/05	Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$9.22	$8.93		$7.72	$9.00	$9.88	$13.25

Income (loss) from investment operations:
Net investment income	0.23 ***	0.15	***	0.19 ***	0.22 ***	0.26 ***	0.43 ***
Net realized and unrealized gain (loss) on investments	0.37	0.14		1.22	(1.25)	(0.86)	(0.41)

Total income (loss) from investment operations	0.60	0.29		1.41	(1.03)	(0.60)	0.02

Less distributions to shareholders:
From net investment income	(0.23)	-		(0.20)	(0.25)	(0.28)	(0.54)
From net realized gains	-	-		-	-	(0.00)†	(2.85)

Total distributions	(0.23)	-		(0.20)	(0.25)	(0.28)	(3.39)

Net asset value, end of period	$9.59	$9.22		$8.93	$7.72	$9.00	$9.88

Total Return(a)	6.43%	3.36%	**	18.30%	(11.47)%	(6.07)%	0.00%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$231,935	$262,347		$277,665	$261,137	$350,187	$432,619
Ratio of expenses to average daily net assets:
Before expense waiver	0.61%	0.63%	*	0.60%	0.60%	0.60%	0.59%
After expense waiver#	0.60%	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.43%	1.99%	*	2.26%	2.64%	2.78%	3.28%
Portfolio turnover rate	139%	104%	**	95%	94%	85%	100%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Distributions from net realized gains are less than $0.01 per share.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%.

–  84  –

VALUE FUND

	Year ended 10/31/05†
Net asset value, beginning of year	$15.87

Income (loss) from investment operations:
Net investment income	0.32	*
Net realized and unrealized gain on investments	0.80

Total income from investment operations	1.12

Less distributions to shareholders:
From net investment income	(0.10)

Net asset value, end of year	$16.89

Total Return(a)	7.05%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$393,965
Net expenses to average daily net assets	0.59%
Net investment income to average daily net assets	1.89%
Portfolio turnover rate	53%

*	Per share amount calculated on the average shares method.
†	Class S commenced operations on November 1, 2004.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  85  –

ENHANCED INDEX VALUE FUND

Year ended 10/31/05†
Net asset value, beginning of period	$10.96

Income (loss) from investment operations:
Net investment income	0.25 *
Net realized and unrealized gain on investments	1.15

Total income from investment operations	1.40

Less distributions to shareholders:
From net investment income	(0.05)
From net realized gains	(0.06)

Total distributions	(0.11)

Net asset value, end of period	$12.25

Total Return(a)	12.85%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$112
Ratio of expenses to average daily net assets:
Before expense waiver	0.66%
After expense waiver#	0.59%
Net investment income to average daily net assets	2.08%
Portfolio turnover rate	150%

*	Per share amount calculated on the average shares method.
†	Class S commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  86  –

ENHANCED INDEX VALUE FUND II

	Year ended 10/31/05	Period ended 10/31/04+
Net asset value, beginning of year	$10.14	$10.00

Income (loss) from investment operations:
Net investment income	0.23 ***	0.01
Net realized and unrealized gain on investments	1.07	0.13

Total income from investment operations	1.30	0.14

Less distributions to shareholders:
From net investment income	(0.06)	-
From net realized gains	(0.04)	-

Total distributions	(0.10)	-

Net asset value, end of year	$11.34	$10.14

Total Return(a)	12.85%	1.40%	**
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$154,573	$158,172
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%	0.85%	*
After expense waiver#	0.59%	0.59%	*
Net investment income to average daily net assets	2.05%	1.77%	*
Portfolio turnover rate	120%	6%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period October 15, 2004 (commencement of operations) through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  87  –

ENHANCED INDEX CORE EQUITY FUND

	Year ended 10/31/05†
Net asset value, beginning of period	$9.95

Income (loss) from investment operations:
Net investment income	0.17	*
Net realized and unrealized gain on investments	0.78

Total income from investment operations	0.95

Less distributions to shareholders:
From net investment income	(0.05)

Net asset value, end of period	$10.85

Total Return(a)	9.70%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$109
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%
After expense waiver#	0.59%
Net investment income to average daily net assets	1.56%
Portfolio turnover rate	154%

*	Per share amount calculated on the average shares method.
†	Class S commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  88  –

MAIN STREET FUND

	Period ended 10/31/05†
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.10	***
Net realized and unrealized gain on investments	0.09

Total income from investment operations	0.19

Net asset value, end of period	$10.19

Total Return(a)	1.90%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$229,247
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*
After expense waiver#	0.60%	*
Net investment income to average daily net assets	1.26%	*
Portfolio turnover rate	78%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

–  89  –

CAPITAL APPRECIATION FUND

	Period ended 10/31/05+
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.04	***
Net realized and unrealized gain on investments	0.05

Total income from investment operations	0.09

Net asset value, end of period	$10.09

Total Return(a)	0.90%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$485,248
Ratio of expenses to average daily net assets:
Before expense waiver	0.78%	*
After expense waiver#	0.71%	*
Net investment income to average daily net assets	0.45%	*
Portfolio turnover rate	59%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
+	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

–  90  –

CORE GROWTH FUND

	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01
Net asset value, beginning of year	$8.39		$7.83	$6.85	$8.33	$14.65

Income (loss) from investment operations:
Net investment income	0.08	*	0.04	0.04	0.02	0.00 +
Net realized and unrealized gain (loss) on investments	0.67		0.59	0.96	(1.49)	(4.85)

Total income (loss) from investment operations	0.75		0.63	1.00	(1.47)	(4.85)

Less distributions to shareholders:
From net investment income	(0.04)		(0.07)	(0.02)	(0.01)	(0.00)+
From net realized gains	-		-	-	-	(1.47)

Total distributions	(0.04)		(0.07)	(0.02)	(0.01)	(1.47)

Net asset value, end of year	$9.10		$8.39	$7.83	$6.85	$8.33

Total Return	8.95%	(a)	8.05%	14.56%	(17.71)%	(35.74)%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$84,756		$77,304	$101,530	$92,479	$112,222
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%		-	-	-	-
After expense waiver#	0.75%		0.77%	0.75%	0.74%	0.73%
Net investment income (loss) to average daily net assets	0.90%		0.33%	0.41%	0.16%	0.05%
Portfolio turnover rate	35%		28%	83%	43%	51%

*	Per share amount calculated on the average shares method.
+	Net investment income and distributions from net investment income are less than $0.01 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  91  –

ENHANCED INDEX GROWTH FUND

	Year ended 10/31/05†
Net asset value, beginning of period	$7.65

Income (loss) from investment operations:
Net investment income	0.08	*
Net realized and unrealized gain on investments	0.59

Total income from investment operations	0.67

Less distributions to shareholders:
From net investment income	(0.04)

Net asset value, end of period	$8.28

Total Return(a)	8.80%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%
After expense waiver#	0.59%
Net investment income to average daily net assets	0.95%
Portfolio turnover rate	127%

*	Per share amount calculated on the average shares method.
†	Class S commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  92  –

SMALL CAPITALIZATION VALUE FUND

	Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Period ended 10/31/01††
Net asset value, beginning of year	$13.95		$12.80	$9.31	$9.71	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.02	0.03	0.06	0.06
Net realized and unrealized gain (loss) on investments	0.84		2.22	3.50	(0.14)	(0.34)

Total income (loss) from investment operations	0.83		2.24	3.53	(0.08)	(0.28)

Less distributions to shareholders:
From net investment income	-		(0.04)	(0.04)	(0.07)	(0.01)
From net realized gains	-		(1.05)	-	(0.25)	-

Total distributions	-		(1.09)	(0.04)	(0.32)	(0.01)

Net asset value, end of year	$14.78		$13.95	$12.80	$9.31	$9.71

Total Return	5.95%	(a)	17.48%	38.13%	(1.08)%	(2.90	)% **
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$101,002		$102,717	$83,165	$59,322	$59,343
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%		0.90%	0.98%	0.99%	0.99%	*
After expense waiver#	0.85%		0.85%	0.85%	0.85%	0.85%	*
Net investment income (loss) to average daily net assets	(0.07)%		0.17%	0.39%	0.52%	0.66%	*
Portfolio turnover rate	32%		66%	65%	40%	31%	**

*	Annualized.
**	Percentage represents results from the period and are not annualized.
***	Per share amount calculated on the average shares method.
††	Class S commenced operations on December 19, 2000.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.

–  93  –

SMALL COMPANY OPPORTUNITIES FUND

	Year ended 10/31/05+
Net asset value, beginning of year	$15.79

Income (loss) from investment operations:
Net investment loss	0.03	*
Net realized and unrealized gain on investments	1.10

Total income from investment operations	1.13

Less distributions to shareholders:
From net realized gains	(0.00	)†

Net asset value, end of year	$16.92

Total Return(a)	7.25%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$368,359
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%
After expense waiver#	0.69%
Net investment loss to average daily net assets	0.17%
Portfolio turnover rate	45%

*	Per share amount calculated on the average shares method.
†	Distributions from net realized gains and tax return of capital are less than $0.01 per share.
+	Class S commenced operations on November 1, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended October 31, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  94  –

GLOBAL FUND

	Period ended 10/31/05†
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.07	***
Net realized and unrealized gain on investments	0.55

Total income from investment operations	0.62

Net asset value, end of period	$10.62

Total Return(a)	6.20%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$372,258
Ratio of expenses to average daily net assets:
Before expense waiver	1.06%	*
After expense waiver#	0.89%	*
Net investment income to average daily net assets	0.85%	*
Portfolio turnover rate	25%	**

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	For the period from December 31, 2004 (commencement of operations) through October 31, 2005.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

–  95  –

INTERNATIONAL EQUITY FUND

	Year ended 10/31/05††	Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$9.78	$9.56		$6.39		$9.21	$12.16	$16.96

Income (loss) from investment operations:
Net investment income	0.08 ***	0.06	***	0.04	***	0.09 ***	0.08 ***	0.04 ***
Net realized and unrealized gain (loss) on investments	1.97	0.20		3.19		(2.83)	(3.00)	(1.61)

Total income (loss) from investment operations	2.05	0.26		3.23		(2.74)	(2.92)	(1.57)

Less distributions to shareholders:
From net investment income	(0.01)	(0.04)		(0.06)		(0.08)	(0.03)	(0.03)
Tax return of capital	-	-		-		(0.00)†	-	-
From net realized gains	-	-		-		-	-	(3.20)

Total distributions	(0.01)	(0.04)		(0.06)		(0.08)	(0.03)	(3.23)

Net asset value, end of period	$11.82	$9.78		$9.56		$6.39	$9.21	$12.16

Total Return(a)	20.91%	2.75%	**	50.49%		(29.82)%	(23.99)%	(8.95)%
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$608,471	$524,488		$587,883		$441,475	$721,113	$1,027,623
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	1.10%	*	1.09%		1.10%	1.08%	1.12%
After expense waiver#	1.09%	1.08%	*(b)	1.07%	(b)	1.09% (b)	1.07%	N/A
Net investment income to average daily net assets	0.72%	0.70%	*	0.58%		1.18%	0.82%	0.22%
Portfolio turnover rate	26%	32%	**	70%		40%	38%	69%

*	Annualized.
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
†	Net investment income and distributions from tax return of capital are less than $ 0.01 per share.
††	Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
+	For the period from January 1, 2004 through October 31, 2004.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001, January 1, 2002 through April 30, 2002 and the year ended October 31, 2005.
(a)	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(b)	The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

–  96  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Fund’s fundamental investment restrictions can be found in the Fund’s Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are

–  97  –

negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, the Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High Yield Fund and the Balanced Fund’s Core Bond Segment can buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs. The aggregate value of the securities underlying the options written by a Fund may not exceed 25% of the Fund’s total assets.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the

–  98  –

dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the High Yield Fund, the Balanced Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Enhanced Index Growth Fund, the Mid-Cap Value Fund, the Small Capitalization Value Fund, the Global Fund, the International Equity Fund and the Focused International Fund may also enter into futures contracts, including foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

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Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Industry Concentration

A Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(1)	There is no limitation for U.S. Government Securities.

(2)	In the case of the Money Market Fund, there is no industry concentration limitation for certificates of deposit and bankers’ acceptances issued by domestic banks.

Zero-Coupon and “Stripped” Securities

The Strategic Income Fund can buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies. The Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price. In addition to the Strategic Income Fund, the Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High Yield Fund and the Balanced Fund’s Core Bond Segment can also invest in these securities.

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Participation Interests in Loans

These securities represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. They are subject to the risk of default by the borrower as well as credit risks of the servicing agent of the participation interest, which can cause the Strategic Income Fund to lose money on its investment. The Fund can also buy interests in trusts and other entities that hold loan obligations. In that case the Fund will be subject to the trust’s credit risks. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. The Diversified Bond Fund and the High Yield Fund may also invest in these securities.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage- backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the

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creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Money Market Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Objectives

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of a Fund without shareholder approval. Any such changes may result in a Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. A Fund will notify you of any changes in its investment objectives or policies through a revised prospectus or other written communication.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MASSMUTUAL PREMIER FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Premier Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Premier Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the

Annual/Semiannual Reports and the SAI at

http://www.massmutual.com/retire. From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-08690.